Schedule of Investments (unaudited)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
3.75%, 08/15/27	$9,330	$9,147,251
4.87%, 05/15/28	6,840	6,796,059
5.15%, 09/15/30	9,000	9,044,456
Class A, 4.95%, 10/15/27	15,000	14,909,279
AmeriCredit Automobile Receivables Trust,
5.62%, 11/18/27 (Call 06/18/27)	8,210	8,211,736
BA Credit Card Trust, 4.98%, 11/15/28	71,311	71,009,268
BMW Vehicle Lease Trust
5.99%, 09/25/26	3,240	3,256,106
5.98%, 02/25/27	14,500	14,616,023
Capital One Multi-Asset Execution Trust
Class A2, 1.39%, 07/15/30	11,000	9,500,448
CarMax Auto Owner Trust
4.65%, 01/16/29 (Call 12/15/26)	8,300	8,180,563
6.00%, 07/17/28 (Call 05/15/27)	8,137	8,226,664
Chase Issuance Trust
4.60%, 01/16/29 (Call 01/15/27)	47,830	47,212,790
4.63%, 01/15/31 (Call 01/15/29)	3,210	3,170,762
Citibank Credit Card Issuance Trust, 3.96%,
10/13/30	2,000	1,915,527
CNH Equipment Trust, 5.19%, 09/17/29
(Call 06/15/28)	5,360	5,355,974
Discover Card Execution Note Trust, 3.56%,
07/15/27	18,000	17,627,925
Exeter Automobile Receivables Trust
5.82%, 02/15/28 (Call 01/15/27)	11,180	11,151,592
5.61%, 04/17/28 (Call 11/15/28)	5,000	4,989,588
5.92%, 02/15/30 (Call 11/15/28)	5,000	4,979,679
Ford Credit Auto Lease Trust, 5.29%, 06/15/27
(Call 07/15/26)	4,640	4,609,350
GM Financial Automobile Leasing Trust
5.16%, 01/20/27 (Call 08/20/25)	21,771	21,692,148
5.39%, 07/20/27 (Call 11/20/26)	1,060	1,058,940
GM Financial Consumer Automobile
Receivables Trust
1.51%, 04/17/28 (Call 03/16/26)	2,940	2,764,089
4.66%, 02/16/28 (Call 11/16/26)	18,560	18,371,656
4.59%, 07/17/28 (Call 11/16/26)	3,500	3,445,306
4.47%, 02/16/28 (Call 12/16/26)	6,667	6,581,772
4.43%, 10/16/28 (Call 12/16/26)	13,000	12,746,399
5.78%, 08/16/28 (Call 06/16/27)	6,090	6,139,341
5.71%, 02/16/29 (Call 06/16/27)	9,710	9,843,947
Honda Auto Receivables Owner Trust, 5.21%,
08/15/28 (Call 05/15/27)	1,900	1,896,899
Hyundai Auto Receivables Trust
5.39%, 06/15/27 (Call 01/15/27)	11,045	11,032,681
4.58%, 04/15/27 (Call 01/15/27)	6,600	6,533,704
4.48%, 07/17/28 (Call 01/15/27)	13,000	12,786,904
5.48%, 04/17/28 (Call 09/15/27)	30,000	30,053,954
John Deere Owner Trust
4.96%, 11/15/28 (Call 10/15/27)	3,290	3,266,043
4.91%, 02/18/31 (Call 10/15/27)	1,850	1,830,975
Nissan Auto Lease Trust, 4.91%, 04/15/27
(Call 10/15/26)	14,430	14,282,586
Santander Drive Auto Receivables Trust
5.09%, 05/15/30 (Call 05/15/26)	17,060	16,895,778
5.23%, 12/15/28 (Call 12/15/27)	6,440	6,406,402
5.25%, 04/17/28 (Call 12/15/27)	6,000	5,978,762
5.45%, 03/15/30 (Call 12/15/27)	1,670	1,661,968
Security	Par (000)	Value

Synchrony Card Funding LLC, 5.04%,
03/15/30	$4,330	$4,300,811
Volkswagen Auto Loan Enhanced Trust
5.02%, 06/20/28 (Call 03/20/27)	10,780	10,717,151
5.01%, 01/22/30 (Call 03/20/27)	6,000	5,965,581
World Omni Auto Receivables Trust, 5.09%,
12/17/29 (Call 12/15/27)	2,000	1,978,308
Total Asset-Backed Securities — 0.4%
(Cost: $487,447,637)		482,143,145

Collaterized Mortgage Obligations
Mortgage-Backed Securities — 1.0%
Bank
2.29%, 06/15/64 (Call 08/15/31)	7,260	5,926,750
4.79%, 02/15/52 (Call 02/15/29)(a)	1,887	1,651,956
Series 2018-BN15, Class A4, 4.41%,
11/15/61 (Call 11/15/28)(a)	5,000	4,794,867
Series 2019-BN21, Class A5, 2.85%,
10/17/52 (Call 10/15/29)	15,310	13,402,122
Series 2020, Class A5, 2.65%, 01/15/63
(Call 02/15/30)	6,500	5,588,939
Series 2020-BN27, Class A5, 2.14%,
04/15/63 (Call 04/15/30)	23,610	19,332,287
Series 2020-BN29, Class A4, 2.00%,
11/15/53 (Call 12/15/30)	5,760	4,583,459
Series 21-BN36, Class A5, 2.47%, 09/15/64
(Call 10/15/31)	8,930	7,366,745
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3,
Class ASB, 3.37%, 02/15/50
(Call 02/15/27)	1,199	1,169,153
Bank5, 7.14%, 07/15/56 (Call 07/15/28),
(1-day SOFR + 2.127%)(a)	1,949	2,040,680
Bank5 Trust
6.23%, 05/15/57 (Call 05/15/29)	3,000	3,086,897
7.20%, 05/15/57 (Call 05/15/29)(a)	2,580	2,663,343
7.20%, 05/15/57 (Call 05/15/29)(a)	722	730,099
Barclays Commercial Mortgage Trust, Series
2019-C4, Class A5, 2.92%, 08/15/52
(Call 08/15/29)	8,750	7,762,740
BBCMS Mortgage Trust
4.60%, 06/15/55 (Call 06/15/32),
(1-day SOFR + 2.127%)(a)	5,390	5,114,446
5.45%, 04/15/56 (Call 04/15/33)	7,710	7,712,725
5.71%, 12/15/55 (Call 12/15/32),
(1-day SOFR + 2.127%)(a)	3,160	3,224,540
5.72%, 02/15/57 (Call 02/15/34)	1,886	1,853,501
5.87%, 02/15/57 (Call 02/15/34)	4,955	5,009,151
5.94%, 05/15/57 (Call 05/15/34)(a)	3,210	3,224,735
6.00%, 09/15/56 (Call 09/15/33),
(1-day SOFR + 2.127%)(a)	18,820	19,610,719
6.00%, 05/15/57 (Call 05/15/34)(a)	1,800	1,754,637
6.15%, 03/15/57 (Call 03/15/29),
(1-day SOFR + 2.127%)(a)	2,800	2,798,699
6.30%, 09/15/56 (Call 09/15/33)(a)	3,000	3,117,525
6.36%, 03/15/57 (Call 03/15/29),
(3-mo. LIBOR US + 3.899%)(a)	2,800	2,866,669
6.64%, 03/15/57 (Call 03/15/29),
(1-day SOFR + 2.127%)(a)	1,660	1,659,810
6.80%, 11/15/56 (Call 10/15/33),
(1-day SOFR + 2.127%)(a)	3,970	4,379,518

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2017-C1, Class A4, 3.67%, 02/15/50
(Call 02/15/27)	$18,450	$17,478,409
Series 2020-C6, Class A4, 2.64%, 02/15/53
(Call 02/15/30)	10,000	8,586,636
Series 2020-C7, Class A5, 2.04%, 04/15/53
(Call 04/15/30)	16,670	13,927,186
Series 2021-C11, Class A5, 2.32%,
09/15/54	1,965	1,604,881
Series 2022-C15, Class A5, 3.66%,
04/15/55 (Call 04/15/32),
(1-day SOFR + 2.127%)(a)	3,745	3,310,940
BBCMS Trust, Series 2021-C10, Class A5,
2.49%, 07/15/54 (Call 07/15/31)	18,590	15,516,740
Benchmark Mortgage Trust
6.38%, 03/15/29 (Call 03/15/29)	6,460	6,609,305
6.67%, 03/15/29 (Call 03/15/29)	1,770	1,765,253
6.79%, 03/15/29 (Call 03/15/29)	3,130	3,197,378
Series 2018-B2, Class A5, 3.88%, 02/15/51
(Call 02/15/28),
(1-day SOFR + 2.127%)(a)	10,616	9,957,187
Series 2018-B3, Class A5, 4.03%, 04/10/51
(Call 04/10/28)	7,000	6,613,584
Series 2018-B5, Class A4, 4.21%, 07/15/51
(Call 08/15/28)	6,150	5,845,866
Series 2018-B7, Class A4, 4.51%, 05/15/53
(Call 11/15/28)(a)	10,093	9,635,293
Series 2018-B8, Class A5, 4.23%, 01/15/52
(Call 12/15/28)	17,000	15,924,218
Series 2019-B11, Class A4, 3.28%,
05/15/52 (Call 06/15/29)	20,650	18,695,805
Series 2019-B11, Class A5, 3.54%,
05/15/52 (Call 06/15/29)	20,000	18,023,174
Series 2020-B19, Class B, 2.35%, 09/15/53
(Call 10/15/30)	2,700	1,871,804
Series 2020-B21, Class A4, 1.70%,
12/17/53 (Call 12/15/30)	7,000	5,683,432
Series 2020-B21, Class A5, 1.98%,
12/17/53 (Call 12/15/30)	8,616	6,977,453
Series 2020-B23, Class A5, 2.07%,
02/15/54 (Call 02/15/31)	25,000	19,931,094
Series 2023-B38, Class A2, 5.63%,
04/15/56 (Call 04/15/33)	10,000	9,995,373
BMO Mortgage Trust
5.91%, 03/15/57 (Call 03/15/34),
(1-day SOFR + 2.127%)(a)	9,550	9,656,905
5.96%, 09/15/56 (Call 08/15/33),
(1-day SOFR + 2.127%)(a)	30,000	31,147,528
6.14%, 03/15/57 (Call 03/15/34)(a)	2,330	2,353,845
6.23%, 03/15/57 (Call 03/15/34),
(1-day SOFR + 2.127%)(a)	1,500	1,472,981
6.29%, 02/15/57 (Call 02/15/29),
(1-day SOFR + 2.127%)(a)	5,310	5,392,831
7.24%, 11/15/56 (Call 11/15/28),
(1-day SOFR + 2.127%)(a)	11,200	11,800,581
CD Mortgage Trust, Series 2017-CD3,
Class A4, 3.63%, 02/10/50 (Call 08/10/27)	5,500	5,066,747
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class AAB, 3.37%,
10/10/47 (Call 10/10/24)	193	192,136
Series 2015-GC27, Class AAB, 2.94%,
02/10/48 (Call 01/10/25)	572	569,893
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2016-GC37, Class A4, 3.31%,
04/10/49 (Call 03/10/26)	$17,730	$17,012,331
Series 2016-P5, Class A4, 2.94%, 10/10/49
(Call 10/10/26)	11,400	10,653,085
Series 2017-P7, Class A4, 3.71%, 04/14/50
(Call 04/14/27)	13,900	13,037,240
Series 2018-B2, Class A4, 4.01%, 03/10/51
(Call 03/10/28)	20,020	18,963,660
Commission Mortgage Trust
Series 2015-CR24, Class A5, 3.70%,
08/10/48 (Call 06/10/26)	16,990	16,569,079
Series 2016-CR28, Class A4, 3.76%,
02/10/49 (Call 01/10/26)	8,000	7,742,203
Series 2016-DC2, Class A5, 3.77%,
02/10/49 (Call 02/10/26)	4,000	3,869,664
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class A4, 3.81%, 11/15/48
(Call 11/15/25)	17,519	17,038,041
Series 2016-C7, Class A5, 3.50%, 11/15/49
(Call 11/15/26)	5,200	4,911,308
Series 2018-CX11, Class A5, 4.03%,
04/15/51 (Call 04/15/28),
(1-day SOFR + 2.127%)(a)	27,000	25,671,347
Series 2019-C18, Class A4, 2.97%,
12/15/52 (Call 12/15/29)	10,000	8,703,959
DBJPM Mortgage Trust, Series 2016-C3,
Class A5, 2.89%, 08/10/49 (Call 08/10/26)	1,000	942,682
Federal Home Loan Mortgage Corp.
Multifamily Structured
Pass-Through Certificates
2.26%, 01/25/29 (Call 02/25/29),
(1-day SOFR + 2.127%)(a)	10,000	8,912,418
3.78%, 01/25/32 (Call 11/25/32)	10,891	10,263,534
3.78%, 11/25/32 (Call 11/25/32)(a)	17,795	16,364,194
3.80%, 03/25/32 (Call 11/25/32)	1,974	1,863,825
3.82%, 12/25/32 (Call 01/25/33)(a)	21,500	19,818,133
4.05%, 07/25/33 (Call 07/25/33)	35,000	32,714,964
4.20%, 05/25/33 (Call 06/25/33)	48,000	45,412,560
4.25%, 04/25/33 (Call 04/25/33)	40,000	37,999,860
4.28%, 07/25/30 (Call 08/25/30)	10,500	10,142,135
4.35%, 01/25/33 (Call 02/25/33),
(1-day SOFR + 2.127%)(a)	33,140	31,735,911
4.74%, 08/25/28 (Call 08/25/28),
(1-day SOFR + 2.127%)(a)	15,000	14,837,314
5.20%, 02/25/31 (Call 02/25/31)	5,560	5,636,501
5.36%, 01/25/29 (Call 01/25/29),
(1-day SOFR + 2.127%)(a)	14,300	14,502,008
5.40%, 01/25/29 (Call 01/25/29)	15,000	15,237,513
Federal National Mortgage Association-Aces
1.81%, 10/25/31,
(1-day SOFR + 2.127%)(a)	3,000	2,440,923
4.19%, 07/25/28(a)	20,000	19,409,365
GS Mortgage Securities Trust
4.38%, 07/10/51 (Call 07/10/28),
(1-day SOFR + 2.127%)(a)	2,433	2,222,391
Series 2014-GC24, Class A4, 3.67%,
09/10/47 (Call 09/10/24)	3,981	3,980,831
Series 2015-GS1, Class A3, 3.73%,
11/10/48 (Call 11/10/25)	10,000	9,639,917
Series 2017-GS7, Class A3, 3.17%,
08/10/50 (Call 08/10/27)	13,000	12,058,059

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2018-GS10, Class A5, 4.16%,
07/10/51 (Call 07/10/28),
(1-day SOFR + 2.127%)(a)	$3,000	$2,812,224
Series 2018-GS9, Class A4, 3.99%,
03/10/51 (Call 03/10/28),
(1-day SOFR + 2.127%)(a)	3,000	2,780,632
Series 2019-GC38, Class A4, 3.97%,
02/10/52 (Call 02/10/29)	2,500	2,335,441
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2015-C23, Class A4, 3.72%,
07/15/50 (Call 06/15/25)	1,850	1,807,239
Series 2015-C24, Class A4, 3.73%,
05/15/48 (Call 08/15/25)	7,275	7,101,553
Series 2015-C27, Class A4, 3.75%,
12/15/47 (Call 11/15/25)	17,025	16,523,846
Series 2016-C28, Class A4, 3.54%,
01/15/49 (Call 02/15/28)	16,420	15,820,649
Series 2016-C28, Class AS, 3.95%,
01/15/49 (Call 02/15/28)	2,000	1,886,719
Series 2016-C32, Class A3, 3.46%,
12/15/49 (Call 01/15/27)	9,522	9,064,419
Morgan Stanley Capital I Trust
2.75%, 06/15/54 (Call 07/15/31),
(1-day SOFR + 2.127%)(a)	2,000	1,630,627
Series 2015-UBS8, Class A4, 3.81%,
12/15/48 (Call 12/15/25)	3,500	3,393,693
Series 2017-H1, Class A5, 3.53%, 06/15/50
(Call 06/15/27)	12,000	11,270,859
Series 2018, Class A3, 4.14%, 10/15/51
(Call 10/15/28)	21,700	20,487,963
Series 2018-H3, Class A4, 3.91%, 07/15/51
(Call 07/15/28)	700	660,571
Series 2019-H6, Class A4, 3.42%, 06/15/52
(Call 06/15/29)	7,660	6,941,622
Series 2019-L3, Class AS, 3.49%, 11/15/52
(Call 11/15/29)	720	634,474
Series 2020-L4, Class A3, 2.70%, 02/15/53
(Call 02/15/30)	20,000	17,284,879
Series 2021-L7, Class A5, 2.57%, 10/15/54
(Call 10/15/31)	10,430	8,584,778
UBS Commercial Mortgage Trust, Series
2018-C08, Class A4, 3.98%, 02/15/51
(Call 02/15/28)	18,150	16,978,044
Wells Fargo Commercial Mortgage Trust
4.67%, 09/15/61 (Call 10/15/28),
(1-day SOFR + 2.127%)(a)	3,000	2,844,835
Class A4, 2.34%, 08/15/54 (Call 07/15/31)	4,600	3,771,520
Series 2015-LC22, Class A4, 3.84%,
09/15/58 (Call 09/15/25)	5,000	4,872,723
Series 2015-SG1, Class A4, 3.79%,
09/15/48 (Call 08/15/25)	10,856	10,591,645
Series 2020-C56, Class A5, 2.45%,
06/15/53 (Call 04/15/30)	6,480	5,491,369
Series 2020-C58, Class A4, 2.09%,
07/15/53 (Call 12/15/30)	17,680	14,443,575
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2021-C59, Class A5, 2.63%,
04/15/54 (Call 04/15/31)	$5,200	$4,333,672
		1,065,887,696
Total Collaterized Mortgage Obligations — 1.0%
(Cost: $1,152,123,730)		1,065,887,696

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	2,598	2,163,266
3.38%, 03/01/41 (Call 09/01/40)	1,922	1,399,936
4.65%, 10/01/28 (Call 07/01/28)	2,441	2,376,846
4.75%, 03/30/30 (Call 12/30/29)	3,523	3,417,735
5.38%, 06/15/33 (Call 03/15/33)	1,578	1,561,306
5.40%, 10/01/48 (Call 04/01/48)	2,235	2,070,107
Omnicom Group Inc
2.45%, 04/30/30 (Call 01/30/30)	3,482	2,976,952
2.60%, 08/01/31 (Call 05/01/31)	5,639	4,731,117
4.20%, 06/01/30 (Call 03/01/30)	2,962	2,804,933
Omnicom Group Inc./Omnicom Capital Inc.,
3.60%, 04/15/26 (Call 01/15/26)	8,570	8,310,029
		31,812,227
Aerospace & Defense — 0.5%
Boeing Co. (The)
2.20%, 02/04/26 (Call 06/11/24)	12,300	11,544,082
2.25%, 06/15/26 (Call 03/15/26)	3,884	3,606,302
2.60%, 10/30/25 (Call 07/30/25)	2,393	2,280,805
2.70%, 02/01/27 (Call 12/01/26)	5,675	5,206,453
2.75%, 02/01/26 (Call 01/01/26)	2,590	2,451,849
2.80%, 03/01/27 (Call 12/01/26)	2,288	2,099,626
2.95%, 02/01/30 (Call 11/01/29)	5,834	4,956,609
3.10%, 05/01/26 (Call 03/01/26)	5,456	5,165,581
3.20%, 03/01/29 (Call 12/01/28)	4,511	3,968,383
3.25%, 02/01/28 (Call 12/01/27)	2,220	2,021,647
3.25%, 03/01/28 (Call 12/01/27)	2,854	2,586,285
3.25%, 02/01/35 (Call 11/01/34)	3,164	2,391,738
3.38%, 06/15/46 (Call 12/15/45)	2,218	1,413,152
3.45%, 11/01/28 (Call 08/01/28)	2,683	2,414,054
3.50%, 03/01/39 (Call 09/01/38)	2,369	1,673,521
3.55%, 03/01/38 (Call 09/01/37)	2,293	1,654,584
3.60%, 05/01/34 (Call 02/01/34)	3,571	2,838,678
3.63%, 02/01/31 (Call 11/01/30)	2,767	2,404,210
3.63%, 03/01/48 (Call 09/01/47)	1,513	975,830
3.65%, 03/01/47 (Call 09/01/46)	2,181	1,430,329
3.75%, 02/01/50 (Call 08/01/49)	5,483	3,559,847
3.83%, 03/01/59 (Call 09/01/58)(b)	1,892	1,211,314
3.85%, 11/01/48 (Call 05/01/48)	1,479	988,476
3.90%, 05/01/49 (Call 11/01/48)	4,231	2,829,743
3.95%, 08/01/59 (Call 02/01/59)	4,873	3,068,572
5.04%, 05/01/27 (Call 03/01/27)	7,984	7,801,080
5.15%, 05/01/30 (Call 02/01/30)	13,478	12,857,566
5.71%, 05/01/40 (Call 11/01/39)	9,347	8,594,661
5.81%, 05/01/50 (Call 11/01/49)	20,756	18,580,908
5.88%, 02/15/40	2,203	2,050,124
5.93%, 05/01/60 (Call 11/01/59)	13,327	11,765,129
6.13%, 02/15/33	1,918	1,912,653
6.26%, 05/01/27 (Call 04/01/27)(c)	5,490	5,523,171
6.30%, 05/01/29 (Call 04/01/29)(c)	4,595	4,632,599
6.39%, 05/01/31 (Call 03/01/31)(c)	1,675	1,693,780

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
6.53%, 05/01/34 (Call 02/01/34)(c)	$9,890	$10,024,942
6.63%, 02/15/38	1,304	1,335,687
6.86%, 05/01/54 (Call 11/01/53)(c)	2,830	2,869,841
6.88%, 03/15/39	2,511	2,578,932
7.01%, 05/01/64 (Call 11/01/63)(c)	1,630	1,644,096
GE Capital Funding LLC, 4.55%, 05/15/32
(Call 02/15/32)	4,087	3,894,599
GE Capital International Funding Co.
Unlimited Co.
3.37%, 11/15/25	2,030	1,973,718
4.42%, 11/15/35	4,209	3,864,825
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	3,970	3,671,688
2.13%, 08/15/26 (Call 05/15/26)	3,828	3,587,370
2.25%, 06/01/31 (Call 03/01/31)	2,035	1,707,104
2.63%, 11/15/27 (Call 08/15/27)	2,559	2,371,709
2.85%, 06/01/41 (Call 12/01/40)	3,404	2,442,791
3.50%, 04/01/27 (Call 02/01/27)	2,887	2,773,495
3.60%, 11/15/42 (Call 05/15/42)	1,103	869,736
3.63%, 04/01/30 (Call 01/01/30)	5,097	4,743,845
3.75%, 05/15/28 (Call 02/15/28)	4,873	4,676,544
4.25%, 04/01/40 (Call 10/01/39)	3,814	3,356,746
4.25%, 04/01/50 (Call 10/01/49)	3,805	3,191,830
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	805	676,351
4.50%, 03/11/44	590	517,902
5.88%, 01/14/38	1,367	1,412,002
6.75%, 03/15/32	3,015	3,292,114
6.88%, 01/10/39	900	1,026,228
HEICO Corp.
5.25%, 08/01/28 (Call 07/01/28)	1,390	1,385,952
5.35%, 08/01/33 (Call 05/01/33)	1,250	1,237,667
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	2,245	2,154,004
4.95%, 08/15/25 (Call 05/15/25)	1,532	1,512,687
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	600	542,298
5.90%, 02/01/27	160	161,873
5.95%, 02/01/37	455	466,208
6.75%, 01/15/28	230	239,953
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	3,480	2,798,681
2.90%, 12/15/29 (Call 09/15/29)	2,636	2,336,138
3.85%, 12/15/26 (Call 09/15/26)(b)	5,232	5,046,036
4.40%, 06/15/28 (Call 03/15/28)	9,884	9,564,082
4.85%, 04/27/35 (Call 10/27/34)	1,816	1,710,905
5.05%, 06/01/29 (Call 05/01/29)	1,950	1,931,590
5.05%, 04/27/45 (Call 10/27/44)	1,883	1,740,331
5.25%, 06/01/31 (Call 04/01/31)	1,780	1,761,100
5.35%, 06/01/34 (Call 03/01/34)	2,315	2,284,911
5.40%, 01/15/27	4,175	4,187,462
5.40%, 07/31/33 (Call 04/30/33)	4,620	4,581,531
5.60%, 07/31/53 (Call 01/31/53)	1,600	1,586,020
6.15%, 12/15/40	2,300	2,403,077
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	2,370	1,976,502
2.80%, 06/15/50 (Call 12/15/49)	4,128	2,627,761
3.55%, 01/15/26 (Call 10/15/25)	6,098	5,948,628
3.60%, 03/01/35 (Call 09/01/34)	2,443	2,130,495
3.80%, 03/01/45 (Call 09/01/44)	4,900	3,887,096
3.90%, 06/15/32 (Call 03/15/32)	3,815	3,534,393
Security	Par (000)	Value

Aerospace & Defense (continued)
4.07%, 12/15/42	$3,393	$2,854,736
4.09%, 09/15/52 (Call 03/15/52)	6,771	5,426,831
4.15%, 06/15/53 (Call 12/15/52)	4,050	3,267,511
4.30%, 06/15/62 (Call 12/15/61)	4,190	3,381,680
4.45%, 05/15/28 (Call 04/15/28)	1,185	1,164,349
4.50%, 02/15/29 (Call 01/15/29)	1,835	1,801,139
4.50%, 05/15/36 (Call 11/15/35)	2,200	2,048,272
4.70%, 05/15/46 (Call 11/15/45)	5,284	4,772,693
4.75%, 02/15/34 (Call 11/15/33)	3,375	3,267,407
4.80%, 08/15/34 (Call 05/15/34)	2,360	2,293,573
4.95%, 10/15/25 (Call 09/15/25)	1,345	1,341,193
5.10%, 11/15/27 (Call 10/15/27)	4,580	4,605,698
5.20%, 02/15/55 (Call 08/15/54)	1,350	1,291,910
5.20%, 02/15/64 (Call 08/15/63)	1,630	1,535,610
5.25%, 01/15/33 (Call 10/15/32)	4,000	4,050,070
5.70%, 11/15/54 (Call 05/15/54)	2,405	2,467,211
5.72%, 06/01/40	1,662	1,709,291
5.90%, 11/15/63 (Call 05/15/63)	2,115	2,227,363
Series B, 6.15%, 09/01/36	2,490	2,679,577
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	2,971	2,833,404
3.25%, 01/15/28 (Call 10/15/27)	8,918	8,382,327
3.85%, 04/15/45 (Call 10/15/44)	2,544	1,992,188
4.03%, 10/15/47 (Call 04/15/47)	9,086	7,207,455
4.40%, 05/01/30 (Call 02/01/30)	1,777	1,708,742
4.60%, 02/01/29 (Call 01/01/29)	2,300	2,250,948
4.70%, 03/15/33 (Call 12/15/32)	3,490	3,356,575
4.75%, 06/01/43	5,334	4,770,254
4.90%, 06/01/34 (Call 03/01/34)	2,390	2,306,635
4.95%, 03/15/53 (Call 09/15/52)	3,145	2,839,729
5.05%, 11/15/40	1,868	1,758,476
5.15%, 05/01/40 (Call 11/01/39)	2,255	2,155,838
5.20%, 06/01/54 (Call 12/01/53)	4,935	4,621,600
5.25%, 05/01/50 (Call 11/01/49)	4,098	3,892,953
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	4,346	3,456,299
2.25%, 07/01/30 (Call 04/01/30)	4,750	4,023,278
2.38%, 03/15/32 (Call 12/15/31)	4,167	3,387,550
2.65%, 11/01/26 (Call 08/01/26)	2,168	2,041,807
2.82%, 09/01/51 (Call 03/01/51)	4,274	2,600,965
3.03%, 03/15/52 (Call 09/15/51)	5,617	3,575,669
3.13%, 05/04/27 (Call 02/04/27)	5,906	5,589,047
3.13%, 07/01/50 (Call 01/01/50)	5,385	3,535,040
3.50%, 03/15/27 (Call 12/15/26)	5,800	5,549,405
3.75%, 11/01/46 (Call 05/01/46)	4,969	3,729,727
3.95%, 08/16/25 (Call 06/16/25)	6,589	6,473,218
4.05%, 05/04/47 (Call 11/04/46)	3,423	2,690,196
4.13%, 11/16/28 (Call 08/16/28)	10,134	9,709,411
4.15%, 05/15/45 (Call 11/16/44)	4,735	3,820,676
4.35%, 04/15/47 (Call 10/15/46)	5,096	4,199,480
4.45%, 11/16/38 (Call 05/16/38)	3,295	2,902,682
4.50%, 06/01/42	14,647	12,718,386
4.63%, 11/16/48 (Call 05/16/48)	6,623	5,687,687
4.70%, 12/15/41	2,740	2,432,545
4.80%, 12/15/43 (Call 06/15/43)	2,729	2,429,537
4.88%, 10/15/40	1,809	1,652,116
5.00%, 02/27/26 (Call 01/27/26)	2,565	2,553,896
5.15%, 02/27/33 (Call 11/27/32)	5,080	4,994,799
5.38%, 02/27/53 (Call 08/27/52)	4,365	4,142,595
5.40%, 05/01/35	582	578,200
5.70%, 04/15/40	770	771,401

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
5.75%, 11/08/26 (Call 10/08/26)	$5,380	$5,433,255
5.75%, 01/15/29 (Call 12/15/28)	3,055	3,130,563
6.00%, 03/15/31 (Call 01/15/31)	7,060	7,328,849
6.05%, 06/01/36	220	227,947
6.10%, 03/15/34 (Call 12/15/33)	6,170	6,455,741
6.13%, 07/15/38	1,070	1,116,525
6.40%, 03/15/54 (Call 09/15/53)	3,045	3,320,965
7.20%, 08/15/27	2,748	2,916,507
7.50%, 09/15/29	1,998	2,207,835
		528,041,854
Agriculture — 0.3%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	7,855	6,309,540
2.63%, 09/16/26 (Call 06/16/26)	2,850	2,681,519
3.40%, 05/06/30 (Call 02/06/30)	4,134	3,715,419
3.40%, 02/04/41 (Call 08/04/40)	6,007	4,296,738
3.70%, 02/04/51 (Call 08/04/50)	5,582	3,757,517
3.88%, 09/16/46 (Call 03/16/46)	6,992	5,064,298
4.00%, 02/04/61 (Call 08/04/60)	3,935	2,730,010
4.25%, 08/09/42	4,059	3,232,189
4.40%, 02/14/26 (Call 12/14/25)	5,586	5,497,880
4.45%, 05/06/50 (Call 11/06/49)	2,843	2,176,816
4.50%, 05/02/43	3,338	2,729,826
4.80%, 02/14/29 (Call 11/14/28)	4,969	4,873,968
5.38%, 01/31/44	7,547	7,163,367
5.80%, 02/14/39 (Call 08/14/38)	8,392	8,336,769
5.95%, 02/14/49 (Call 08/14/48)	8,482	8,284,965
6.20%, 11/01/28 (Call 10/01/28)	1,910	1,973,903
6.88%, 11/01/33 (Call 08/01/33)	1,380	1,487,189
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	5,960	5,633,218
2.70%, 09/15/51 (Call 03/15/51)	1,460	889,533
2.90%, 03/01/32 (Call 12/01/31)	2,505	2,122,943
3.25%, 03/27/30 (Call 12/27/29)	4,256	3,850,632
3.75%, 09/15/47 (Call 03/15/47)	2,819	2,116,407
4.02%, 04/16/43	1,747	1,389,939
4.50%, 08/15/33 (Call 05/15/33)	1,540	1,454,070
4.50%, 03/15/49 (Call 09/15/48)	3,314	2,788,793
4.54%, 03/26/42	1,252	1,087,292
5.38%, 09/15/35	666	672,073
5.94%, 10/01/32	802	847,211
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	3,415	3,046,022
2.73%, 03/25/31 (Call 12/25/30)	5,028	4,224,753
3.22%, 09/06/26 (Call 07/06/26)	5,581	5,312,588
3.46%, 09/06/29 (Call 06/06/29)	2,147	1,949,466
3.56%, 08/15/27 (Call 05/15/27)	3,908	3,700,531
4.39%, 08/15/37 (Call 02/15/37)	9,724	8,203,584
4.54%, 08/15/47 (Call 02/15/47)	6,420	4,981,471
4.70%, 04/02/27 (Call 02/02/27)	4,384	4,307,369
4.74%, 03/16/32 (Call 12/16/31)	3,830	3,630,745
4.76%, 09/06/49 (Call 03/06/49)	4,733	3,741,887
4.91%, 04/02/30 (Call 01/02/30)	4,133	4,012,186
5.28%, 04/02/50 (Call 10/02/49)	2,147	1,825,494
5.65%, 03/16/52 (Call 09/16/51)	2,485	2,231,594
5.83%, 02/20/31 (Call 12/20/30)	2,735	2,768,684
6.00%, 02/20/34 (Call 11/20/33)	2,955	2,987,232
6.34%, 08/02/30 (Call 06/02/30)	4,285	4,469,082
6.42%, 08/02/33 (Call 05/02/33)	5,280	5,511,715
7.08%, 08/02/43 (Call 02/02/43)	3,215	3,431,023
7.08%, 08/02/53 (Call 02/02/53)	4,500	4,836,998
Security	Par (000)	Value

Agriculture (continued)
7.75%, 10/19/32 (Call 07/19/32)	$2,676	$3,019,330
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	4,379	4,089,979
4.45%, 03/16/28 (Call 02/16/28)	4,860	4,693,367
5.93%, 02/02/29 (Call 01/02/29)	4,145	4,234,393
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	4,480	4,274,149
2.75%, 05/14/31 (Call 02/14/31)	5,760	4,907,354
3.25%, 08/15/26 (Call 05/15/26)	4,228	4,034,355
3.75%, 09/25/27 (Call 06/25/27)	3,021	2,875,302
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	2,894	2,664,329
1.75%, 11/01/30 (Call 08/01/30)	3,488	2,820,500
2.10%, 05/01/30 (Call 02/01/30)	2,718	2,289,657
2.75%, 02/25/26 (Call 11/25/25)	4,335	4,153,763
3.13%, 08/17/27 (Call 05/17/27)	2,635	2,488,785
3.13%, 03/02/28 (Call 12/02/27)	3,086	2,870,320
3.38%, 08/11/25 (Call 05/11/25)	4,153	4,059,320
3.38%, 08/15/29 (Call 05/15/29)	5,398	4,972,277
3.88%, 08/21/42	4,716	3,687,454
4.13%, 03/04/43	3,729	3,002,941
4.25%, 11/10/44	2,898	2,352,281
4.38%, 11/15/41	4,552	3,829,528
4.50%, 03/20/42	4,330	3,704,279
4.75%, 02/12/27	3,225	3,194,312
4.88%, 02/13/26	5,465	5,426,157
4.88%, 02/15/28 (Call 01/15/28)	6,765	6,692,600
4.88%, 02/13/29 (Call 01/13/29)	3,015	2,970,412
4.88%, 11/15/43	2,955	2,628,374
5.00%, 11/17/25	4,500	4,475,686
5.13%, 11/17/27 (Call 10/17/27)	5,867	5,854,620
5.13%, 02/15/30 (Call 12/15/29)	5,780	5,736,885
5.13%, 02/13/31 (Call 12/13/30)	4,445	4,376,430
5.25%, 09/07/28 (Call 08/07/28)	1,785	1,792,692
5.25%, 02/13/34 (Call 11/13/33)	6,755	6,613,480
5.38%, 02/15/33 (Call 11/15/32)	7,360	7,298,990
5.50%, 09/07/30 (Call 07/07/30)	1,640	1,655,021
5.63%, 11/17/29 (Call 09/17/29)	4,630	4,713,364
5.63%, 09/07/33 (Call 06/07/33)	2,495	2,515,099
5.75%, 11/17/32 (Call 08/17/32)	3,881	3,959,017
6.38%, 05/16/38	5,463	5,858,705
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	7,032	6,947,560
5.70%, 08/15/35 (Call 02/15/35)	3,144	3,082,147
5.85%, 08/15/45 (Call 02/15/45)	9,043	8,421,698
6.15%, 09/15/43	2,291	2,244,542
7.25%, 06/15/37	2,180	2,351,304
		346,169,206
Airlines — 0.1%
American Airlines Pass Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28(b)	699	664,753
Series 2015-1, Class A, 3.38%, 11/01/28	1,127	1,060,841
Series 2015-2, Class AA, 3.60%, 03/22/29	2,130	2,004,777
Series 2016-1, Class AA, 3.58%,
07/15/29(b)	1,373	1,287,222
Series 2016-2, Class AA, 3.20%,
12/15/29(b)	2,378	2,185,671
Series 2016-3, Class AA, 3.00%,
04/15/30(b)	1,050	954,344
Series 2017-1, Class AA, 3.65%, 02/15/29	2,539	2,365,711

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
Series 2017-2, Class AA, 3.35%,
04/15/31(b)	$2,160	$1,973,795
Series 2019-1, Class AA, 3.15%,
08/15/33(b)	2,535	2,241,570
Series A, Class A, 2.88%, 01/11/36	4,814	4,066,510
Delta Air Lines Pass Through Trust, Series
2020, Class AA, 2.00%, 12/10/29	4,649	4,216,040
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	2,660	2,454,061
Series 2019-1, Class AA, 2.75%, 11/15/33	2,048	1,755,225
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	2,808	2,408,342
3.00%, 11/15/26 (Call 08/15/26)	2,125	2,002,626
3.45%, 11/16/27 (Call 08/16/27)	1,873	1,759,976
5.13%, 06/15/27 (Call 04/15/27)	9,417	9,354,787
United Airlines Pass Through Trust
5.80%, 07/15/37	7,456	7,458,395
Series 2013-1, Class A, 4.30%, 02/15/27	2,405	2,353,032
Series 2014-1, Class A, 4.00%, 10/11/27(b)	2,352	2,268,102
Series 2014-2, Class A, 3.75%, 03/03/28	3,334	3,188,907
Series 2016-1, Class AA, 3.10%, 01/07/30	2,723	2,504,793
Series 2016-2, Class AA, 2.88%, 04/07/30	2,689	2,425,370
Series 2018-1, Class AA, 3.50%, 09/01/31	3,156	2,880,888
Series 2019, Class AA, 4.15%, 02/25/33	1,404	1,305,735
Series 2019-2, Class AA, 2.70%, 11/01/33	3,007	2,571,218
Series 2020-1, 5.88%, 04/15/29	4,656	4,650,228
Series 2020-1, Class B, 4.88%, 07/15/27	1,963	1,936,174
		76,299,093
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	4,453	4,186,070
2.75%, 03/27/27 (Call 01/27/27)	6,023	5,681,755
2.85%, 03/27/30 (Call 12/27/29)	7,050	6,312,263
3.25%, 03/27/40 (Call 09/27/39)	4,400	3,440,621
3.38%, 11/01/46 (Call 05/01/46)	2,165	1,588,706
3.38%, 03/27/50 (Call 09/27/49)	5,287	3,818,844
3.63%, 05/01/43 (Call 11/01/42)	3,519	2,794,630
3.88%, 11/01/45 (Call 05/01/45)	5,963	4,794,801
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	2,768	2,729,636
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	2,499	2,212,285
3.75%, 09/15/25 (Call 07/15/25)	2,759	2,702,555
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	2,428	1,949,802
4.13%, 07/15/27 (Call 04/15/27)	1,526	1,452,121
7.00%, 11/27/26	4,590	4,710,867
7.05%, 11/27/25	1,875	1,905,893
7.35%, 11/27/28 (Call 10/27/28)	4,195	4,344,317
7.70%, 11/27/30 (Call 09/27/30)	2,509	2,622,319
7.85%, 11/27/33 (Call 08/27/33)	4,620	4,867,091
VF Corp.
2.80%, 04/23/27 (Call 02/23/27)	3,049	2,765,709
2.95%, 04/23/30 (Call 01/23/30)(b)	3,674	2,969,777
		67,850,062
Auto Manufacturers — 0.5%
American Honda Finance Corp.
1.00%, 09/10/25	1,404	1,328,763
1.20%, 07/08/25	2,751	2,628,656
1.30%, 09/09/26	4,605	4,223,289
1.80%, 01/13/31	1,932	1,578,840
Security	Par (000)	Value

Auto Manufacturers (continued)
2.00%, 03/24/28	$3,120	$2,793,614
2.25%, 01/12/29	3,765	3,333,496
2.30%, 09/09/26	3,551	3,331,524
2.35%, 01/08/27	2,106	1,965,893
3.50%, 02/15/28	3,456	3,275,658
4.60%, 04/17/30	3,710	3,624,791
4.70%, 01/12/28	2,500	2,475,590
4.75%, 01/12/26	1,755	1,741,968
4.90%, 03/12/27	2,755	2,740,315
4.90%, 03/13/29	4,265	4,231,986
4.90%, 01/10/34	1,845	1,786,264
4.95%, 01/09/26	3,270	3,254,316
5.13%, 07/07/28	2,925	2,933,328
5.25%, 07/07/26	2,025	2,026,311
5.65%, 11/15/28	2,975	3,041,753
5.80%, 10/03/25	2,215	2,227,528
5.85%, 10/04/30	2,985	3,099,297
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	2,095	1,984,787
1.50%, 09/01/30 (Call 06/01/30)	2,919	2,372,940
2.60%, 09/01/50 (Call 03/01/50)	4,415	2,658,659
4.88%, 10/01/43 (Call 04/01/43)	1,721	1,590,783
4.90%, 02/20/29 (Call 01/20/29)	655	654,146
5.15%, 02/20/34 (Call 11/20/33)	960	958,151
5.45%, 02/20/54 (Call 08/20/53)	900	881,328
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	9,455	7,774,257
4.35%, 12/08/26 (Call 09/08/26)	400	388,137
4.75%, 01/15/43	9,470	7,654,229
5.29%, 12/08/46 (Call 06/08/46)(b)	4,760	4,136,253
6.10%, 08/19/32 (Call 05/19/32)	6,215	6,193,248
6.63%, 10/01/28(b)	332	344,438
7.40%, 11/01/46	1,695	1,848,137
7.45%, 07/16/31	3,400	3,646,464
9.63%, 04/22/30 (Call 01/22/30)	790	915,058
Ford Motor Credit Co. LLC
2.70%, 08/10/26 (Call 07/10/26)	3,515	3,285,369
2.90%, 02/16/28 (Call 12/16/27)	1,550	1,395,918
2.90%, 02/10/29 (Call 12/10/28)	1,620	1,418,358
3.38%, 11/13/25 (Call 10/13/25)	8,610	8,313,339
3.63%, 06/17/31 (Call 03/17/31)	2,950	2,525,653
3.82%, 11/02/27 (Call 08/02/27)	831	776,546
4.00%, 11/13/30 (Call 08/13/30)	7,160	6,345,399
4.13%, 08/04/25	4,800	4,704,584
4.13%, 08/17/27 (Call 06/17/27)	2,690	2,550,045
4.27%, 01/09/27 (Call 11/09/26)	1,630	1,565,978
4.39%, 01/08/26	8,560	8,360,599
4.54%, 08/01/26 (Call 06/01/26)	4,746	4,615,004
4.69%, 06/09/25 (Call 04/09/25)	1,300	1,285,463
4.95%, 05/28/27 (Call 04/28/27)	3,605	3,515,654
5.11%, 05/03/29 (Call 02/03/29)	7,785	7,497,758
5.13%, 06/16/25 (Call 05/16/25)	465	461,358
5.80%, 03/05/27 (Call 02/05/27)	8,070	8,060,922
5.80%, 03/08/29 (Call 02/08/29)	3,230	3,210,881
5.85%, 05/17/27 (Call 04/17/27)	4,300	4,297,550
6.05%, 03/05/31 (Call 01/05/31)	3,890	3,873,771
6.13%, 03/08/34 (Call 12/08/33)	6,460	6,363,546
6.80%, 05/12/28 (Call 04/12/28)	5,975	6,145,921
6.80%, 11/07/28 (Call 10/07/28)	7,700	7,950,331
6.95%, 03/06/26 (Call 02/06/26)	5,555	5,644,270
6.95%, 06/10/26 (Call 05/10/26)	6,279	6,395,317

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
7.12%, 11/07/33 (Call 08/07/33)	$6,180	$6,516,866
7.20%, 06/10/30 (Call 04/10/30)	2,470	2,585,187
7.35%, 11/04/27 (Call 10/04/27)	6,510	6,780,431
7.35%, 03/06/30 (Call 01/06/30)	4,850	5,109,604
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	3,704	3,558,080
5.00%, 10/01/28 (Call 07/01/28)	3,795	3,746,966
5.00%, 04/01/35	3,723	3,466,534
5.15%, 04/01/38 (Call 10/01/37)	4,190	3,841,198
5.20%, 04/01/45	5,822	5,122,593
5.40%, 10/15/29 (Call 08/15/29)	2,560	2,537,304
5.40%, 04/01/48 (Call 10/01/47)	3,836	3,414,831
5.60%, 10/15/32 (Call 07/15/32)(b)	5,355	5,327,881
5.95%, 04/01/49 (Call 10/01/48)(b)	4,002	3,857,655
6.13%, 10/01/25 (Call 09/01/25)	8,681	8,724,207
6.25%, 10/02/43	4,905	4,884,631
6.60%, 04/01/36 (Call 10/01/35)	5,215	5,460,307
6.75%, 04/01/46 (Call 10/01/45)	3,482	3,654,288
6.80%, 10/01/27 (Call 08/01/27)	5,161	5,350,554
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	2,963	2,768,320
1.50%, 06/10/26 (Call 05/10/26)	6,540	6,035,195
2.35%, 02/26/27 (Call 01/26/27)	4,260	3,924,032
2.35%, 01/08/31 (Call 10/08/30)	2,490	2,029,748
2.40%, 04/10/28 (Call 02/10/28)	4,230	3,774,391
2.40%, 10/15/28 (Call 08/15/28)	5,352	4,702,762
2.70%, 08/20/27 (Call 06/20/27)	2,924	2,690,697
2.70%, 06/10/31 (Call 03/10/31)	5,040	4,150,035
2.75%, 06/20/25 (Call 05/20/25)	5,954	5,774,573
3.10%, 01/12/32 (Call 10/12/31)	3,592	3,007,536
3.60%, 06/21/30 (Call 03/21/30)	3,541	3,163,617
3.85%, 01/05/28 (Call 10/05/27)	2,349	2,219,584
4.00%, 10/06/26 (Call 07/06/26)	3,870	3,739,706
4.30%, 07/13/25 (Call 04/13/25)	3,153	3,106,906
4.30%, 04/06/29 (Call 02/06/29)	1,640	1,550,241
4.35%, 01/17/27 (Call 10/17/26)	5,504	5,359,630
5.00%, 04/09/27 (Call 03/09/27)	4,980	4,925,419
5.25%, 03/01/26 (Call 12/01/25)	5,970	5,938,552
5.40%, 04/06/26	2,860	2,851,438
5.40%, 05/08/27	2,710	2,706,213
5.55%, 07/15/29 (Call 06/15/29)	2,630	2,619,073
5.65%, 01/17/29 (Call 10/17/28)	2,629	2,633,884
5.75%, 02/08/31 (Call 12/08/30)	2,125	2,124,778
5.80%, 06/23/28 (Call 05/23/28)	3,195	3,220,527
5.80%, 01/07/29 (Call 12/07/28)	4,520	4,551,972
5.85%, 04/06/30 (Call 02/06/30)	2,480	2,499,942
5.95%, 04/04/34 (Call 01/04/34)	5,845	5,812,755
6.00%, 01/09/28 (Call 12/09/27)	3,710	3,765,989
6.05%, 10/10/25	5,607	5,635,728
6.10%, 01/07/34 (Call 10/07/33)	6,172	6,213,762
6.40%, 01/09/33 (Call 10/09/32)	4,758	4,915,510
Honda Motor Co. Ltd.
2.53%, 03/10/27 (Call 02/10/27)	2,310	2,159,729
2.97%, 03/10/32 (Call 12/10/31)	3,850	3,355,527
Mercedes-Benz Finance North America LLC,
8.50%, 01/18/31	6,519	7,768,007
PACCAR Financial Corp.
1.10%, 05/11/26	2,654	2,459,078
2.00%, 02/04/27(b)	1,655	1,533,709
3.55%, 08/11/25	1,853	1,818,368
4.45%, 03/30/26	1,445	1,429,824
Security	Par (000)	Value

Auto Manufacturers (continued)
4.60%, 01/10/28	$1,535	$1,517,490
4.60%, 01/31/29	1,635	1,613,370
4.95%, 10/03/25	2,679	2,668,442
4.95%, 08/10/28	100	100,014
5.00%, 05/13/27	1,600	1,604,479
5.00%, 03/22/34	1,390	1,377,335
5.05%, 08/10/26	620	619,109
5.20%, 11/09/26	1,495	1,500,384
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	4,155	3,886,369
2.36%, 03/25/31 (Call 12/25/30)	2,135	1,826,098
2.76%, 07/02/29	1,618	1,473,798
3.67%, 07/20/28	3,050	2,924,240
5.12%, 07/13/28 (Call 06/13/28)	1,948	1,957,529
5.12%, 07/13/33 (Call 04/13/33)(b)	1,490	1,544,123
5.28%, 07/13/26 (Call 06/13/26)	1,265	1,268,120
Toyota Motor Credit Corp.
0.80%, 10/16/25	2,054	1,934,781
0.80%, 01/09/26(b)	785	732,330
1.13%, 06/18/26	6,249	5,763,471
1.15%, 08/13/27	2,222	1,971,055
1.65%, 01/10/31	3,300	2,658,736
1.90%, 01/13/27	4,025	3,712,436
1.90%, 04/06/28	4,219	3,771,160
1.90%, 09/12/31	2,905	2,336,700
2.15%, 02/13/30	4,460	3,821,500
2.40%, 01/13/32	985	818,435
3.05%, 03/22/27	7,155	6,778,585
3.05%, 01/11/28	3,325	3,112,221
3.20%, 01/11/27	4,637	4,424,394
3.38%, 04/01/30	4,449	4,074,568
3.65%, 08/18/25	3,645	3,574,389
3.65%, 01/08/29	3,495	3,302,750
3.95%, 06/30/25	4,160	4,102,375
4.45%, 05/18/26	4,060	4,004,414
4.45%, 06/29/29	3,710	3,621,804
4.55%, 09/20/27	2,015	1,986,938
4.55%, 05/17/30	3,155	3,074,361
4.63%, 01/12/28	3,150	3,113,812
4.65%, 01/05/29	1,920	1,889,873
4.70%, 01/12/33	2,275	2,204,756
4.80%, 01/05/26	3,040	3,021,954
4.80%, 01/05/34	810	780,926
5.00%, 08/14/26	4,515	4,499,619
5.05%, 05/16/29	1,715	1,712,254
5.10%, 03/21/31	2,620	2,613,622
5.20%, 05/15/26	1,895	1,894,684
5.25%, 09/11/28	1,725	1,740,056
5.40%, 11/10/25	4,245	4,254,275
5.40%, 11/20/26	3,500	3,518,565
5.45%, 11/10/27	4,135	4,189,231
5.55%, 11/20/30	4,060	4,154,420
5.60%, 09/11/25	1,180	1,184,946
Series B, 5.00%, 03/19/27	3,150	3,144,624
		574,455,523
Auto Parts & Equipment — 0.0%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	6,730	4,140,205
4.35%, 03/15/29 (Call 12/15/28)	1,650	1,582,405
4.40%, 10/01/46 (Call 04/01/46)	1,212	947,646
5.40%, 03/15/49 (Call 09/15/48)(b)	1,622	1,441,909

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)	$3,885	$3,350,605
4.15%, 05/01/52 (Call 11/01/51)	4,660	3,494,283
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	4,753	4,390,299
4.38%, 03/15/45 (Call 09/15/44)	2,280	1,836,092
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	1,950	1,585,506
3.50%, 05/30/30 (Call 02/28/30)	1,940	1,740,694
3.55%, 01/15/52 (Call 07/15/51)	1,230	842,865
3.80%, 09/15/27 (Call 06/15/27)	1,959	1,869,081
4.25%, 05/15/29 (Call 02/15/29)	2,405	2,278,340
5.25%, 05/15/49 (Call 11/15/48)	1,920	1,719,873
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	1,483	1,268,368
4.15%, 10/01/25 (Call 07/01/25)	3,614	3,550,545
5.05%, 03/14/29 (Call 02/14/29)	2,880	2,862,863
5.50%, 03/21/33 (Call 12/21/32)	1,430	1,452,567
5.98%, 03/21/26 (Call 06/11/24)	165	164,989
		40,519,135
Banks — 5.5%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	4,219	4,128,464
5.09%, 12/08/25	1,970	1,965,974
5.38%, 07/03/25	4,340	4,341,633
Australia & New Zealand Banking Group
Ltd./New York
4.75%, 01/18/27	5,270	5,236,028
5.00%, 03/18/26	4,500	4,483,233
5.67%, 10/03/25	5,460	5,486,030
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	6,115	5,774,878
5.38%, 03/13/29	2,800	2,801,204
5.86%, 09/14/26 (Call 09/14/25),
(1-year CMT + 2.300%)(a)	4,680	4,677,822
6.03%, 03/13/35 (Call 03/13/34),
(1-year CMT + 1.950%)(a)	3,450	3,448,955
6.14%, 09/14/28 (Call 09/14/27),
(1-year CMT + 2.700%)(a)	1,000	1,018,118
7.88%, 11/15/34 (Call 11/15/33),
(1-year CMT + 3.300%)(a)	2,825	3,108,004
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26),
(1-year CMT + 0.900%)(a)	4,763	4,351,076
1.85%, 03/25/26	6,489	6,071,433
2.75%, 12/03/30	4,000	3,324,766
2.96%, 03/25/31(b)	4,180	3,560,233
3.23%, 11/22/32 (Call 08/22/31),
(1-year CMT + 1.600%)(a)	4,330	3,604,334
3.31%, 06/27/29	6,112	5,561,913
3.49%, 05/28/30	4,443	3,958,368
3.80%, 02/23/28	3,584	3,373,294
4.18%, 03/24/28 (Call 03/24/27),
(1-year CMT + 2.000%)(a)	5,223	5,014,675
4.25%, 04/11/27	6,978	6,744,590
4.38%, 04/12/28	4,694	4,491,066
5.15%, 08/18/25	3,435	3,404,804
5.18%, 11/19/25	7,086	7,013,971
5.29%, 08/18/27	5,623	5,573,599
5.54%, 03/14/30 (Call 03/14/29),
(1-year CMT + 1.450%)(a)	4,800	4,764,732
Security	Par (000)	Value

Banks (continued)
5.55%, 03/14/28 (Call 03/14/27),
(1-year CMT + 1.250%)(a)	$5,000	$4,975,133
5.59%, 08/08/28	5,900	5,934,710
6.35%, 03/14/34	6,700	6,748,938
6.53%, 11/07/27 (Call 11/07/26),
(1-year CMT + 1.650%)(a)	4,400	4,491,813
6.61%, 11/07/28	4,800	5,029,889
6.92%, 08/08/33	8,125	8,546,162
6.94%, 11/07/33	5,900	6,420,386
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25),
(1-day SOFR + 1.010%)(a)	11,073	10,414,174
1.32%, 06/19/26 (Call 06/19/25),
(1-day SOFR + 1.150%)(a)	12,158	11,611,033
1.73%, 07/22/27 (Call 07/22/26),
(1-day SOFR + 0.960%)(a)	21,193	19,570,015
1.90%, 07/23/31 (Call 07/23/30),
(1-day SOFR + 1.530%)(a)	6,355	5,186,583
1.92%, 10/24/31 (Call 10/24/30),
(1-day SOFR + 1.370%)(a)	12,376	10,031,595
2.09%, 06/14/29 (Call 06/14/28),
(1-day SOFR + 1.060%)(a)	10,230	9,022,193
2.30%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.220%)(a)	16,475	13,406,287
2.48%, 09/21/36 (Call 09/21/31),
(5-year CMT + 1.200%)(a)	12,335	9,861,656
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. SOFR + 1.252%)(a)	16,015	13,727,112
2.55%, 02/04/28 (Call 02/04/27),
(1-day SOFR + 1.050%)(a)	10,540	9,794,579
2.57%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.210%)(a)	11,445	9,440,636
2.59%, 04/29/31 (Call 04/29/30),
(1-day SOFR + 2.150%)(a)	14,174	12,145,955
2.68%, 06/19/41 (Call 06/19/40),
(1-day SOFR + 1.930%)(a)	20,037	13,968,179
2.69%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.320%)(a)	15,994	13,435,896
2.83%, 10/24/51 (Call 10/24/50),
(1-day SOFR + 1.880%)(a)	4,589	2,887,314
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(a)	9,138	8,066,937
2.97%, 02/04/33 (Call 02/04/32),
(1-day SOFR + 1.330%)(a)	17,425	14,690,935
2.97%, 07/21/52 (Call 07/21/51),
(1-day SOFR + 1.560%)(a)	9,220	6,015,836
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(a)	10,444	9,420,462
3.25%, 10/21/27 (Call 10/21/26)	11,735	11,075,535
3.31%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.580%)(a)	13,915	10,531,312
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.302%)(a)	23,322	21,829,981
3.50%, 04/19/26	12,056	11,676,286
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. SOFR + 1.322%)(a)	10,627	10,252,935
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(a)	9,691	9,192,418
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.774%)(a)	9,629	9,189,917

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(a)	$12,113	$11,645,348
3.85%, 03/08/37 (Call 03/08/32),
(5-year CMT + 2.000%)(a)	4,835	4,239,491
3.88%, 08/01/25	3,158	3,104,310
3.95%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.452%)(a)	4,820	3,825,051
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(a)	10,515	10,012,037
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(a)	11,978	11,288,093
4.08%, 04/23/40 (Call 04/23/39),
(3-mo. SOFR + 1.582%)(a)	6,869	5,815,562
4.08%, 03/20/51 (Call 03/20/50),
(3-mo. SOFR + 3.412%)(a)	19,928	15,901,199
4.24%, 04/24/38 (Call 04/24/37),
(3-mo. SOFR + 2.076%)(a)	8,738	7,698,396
4.25%, 10/22/26	10,223	9,957,957
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(a)	12,804	12,289,074
4.33%, 03/15/50 (Call 03/15/49),
(3-mo. SOFR + 1.782%)(a)	11,101	9,284,767
4.38%, 04/27/28 (Call 04/27/27),
(1-day SOFR + 1.580%)(a)	7,506	7,300,781
4.44%, 01/20/48 (Call 01/20/47),
(3-mo. SOFR + 2.252%)(a)	8,576	7,348,674
4.45%, 03/03/26	9,456	9,292,077
4.57%, 04/27/33 (Call 04/27/32),
(1-day SOFR + 1.830%)(a)	13,850	13,009,283
4.83%, 07/22/26 (Call 07/22/25),
(1-day SOFR + 1.750%)(a)	10,065	9,965,995
4.88%, 04/01/44	3,078	2,857,420
4.95%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 2.040%)(a)	10,785	10,653,594
5.00%, 01/21/44	8,745	8,298,646
5.02%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.160%)(a)	18,350	17,870,321
5.08%, 01/20/27 (Call 01/20/26),
(1-day SOFR + 1.290%)(a)	12,580	12,490,719
5.20%, 04/25/29 (Call 04/25/28),
(1-day SOFR + 1.630%)(a)	13,230	13,157,503
5.29%, 04/25/34 (Call 04/25/33),
(1-day SOFR + 1.910%)(a)	19,385	19,082,700
5.47%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.650%)(a)	11,280	11,212,224
5.82%, 09/15/29 (Call 09/15/28),
(1-day SOFR + 1.570%)(a)	10,770	10,951,997
5.87%, 09/15/34 (Call 09/15/33),
(1-day SOFR + 1.840%)(a)	13,510	13,826,530
5.88%, 02/07/42	6,402	6,716,809
5.93%, 09/15/27 (Call 09/15/26),
(1-day SOFR + 1.340%)(a)	8,705	8,788,910
6.11%, 01/29/37	9,722	10,121,565
6.20%, 11/10/28 (Call 11/10/27),
(1-day SOFR + 1.990%)(a)	7,979	8,203,700
6.22%, 09/15/26	3,579	3,636,160
7.75%, 05/14/38	7,939	9,464,361
Series L, 4.18%, 11/25/27 (Call 11/25/26)	9,663	9,317,782
Series L, 4.75%, 04/21/45	2,967	2,681,060
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(1-day SOFR + 0.910%)(a)	11,795	11,026,503
Security	Par (000)	Value

Banks (continued)
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1-day SOFR + 1.220%)(a)	$10,865	$9,130,036
Series N, 3.48%, 03/13/52 (Call 03/13/51),
(1-day SOFR + 1.650%)(a)	4,760	3,420,520
Bank of America NA
5.53%, 08/18/26 (Call 07/17/26)	7,440	7,482,316
5.65%, 08/18/25 (Call 07/18/25)	6,530	6,558,297
6.00%, 10/15/36	6,843	7,122,244
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26),
(1-day SOFR + 0.603%)(a)	4,335	4,030,437
1.25%, 09/15/26	10,211	9,320,739
2.65%, 03/08/27	6,550	6,125,872
3.09%, 01/10/37 (Call 01/10/32),
(5-year CMT + 1.400%)(a)	3,525	2,855,262
3.70%, 06/07/25	2,915	2,861,831
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(a)	5,211	4,869,087
5.20%, 02/01/28 (Call 01/01/28)	6,725	6,735,614
5.27%, 12/11/26	4,505	4,498,027
5.30%, 06/05/26	4,455	4,447,174
5.37%, 06/04/27	3,400	3,405,454
5.51%, 06/04/31 (Call 04/04/31)	3,400	3,414,620
5.72%, 09/25/28 (Call 08/25/28)	5,250	5,350,200
5.92%, 09/25/25	1,990	2,001,310
Series H, 4.70%, 09/14/27 (Call 08/14/27)	6,070	5,974,953
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	1,756	1,630,778
1.05%, 10/15/26 (Call 09/15/26)	2,766	2,516,485
1.65%, 07/14/28 (Call 05/14/28)	2,180	1,911,211
1.65%, 01/28/31 (Call 10/28/30)	1,432	1,155,604
1.80%, 07/28/31 (Call 04/28/31)	2,715	2,181,958
2.05%, 01/26/27 (Call 12/26/26)	4,125	3,824,239
2.45%, 08/17/26 (Call 05/17/26)	3,741	3,531,743
2.50%, 01/26/32 (Call 10/26/31)	1,845	1,532,557
2.80%, 05/04/26 (Call 02/04/26)	4,012	3,838,816
3.00%, 10/30/28 (Call 07/30/28)	2,289	2,093,532
3.25%, 05/16/27 (Call 02/16/27)	3,672	3,501,519
3.30%, 08/23/29 (Call 05/23/29)	4,234	3,855,025
3.40%, 01/29/28 (Call 10/29/27)	4,344	4,106,663
3.44%, 02/07/28 (Call 02/07/27),
(3-mo. SOFR + 1.331%)(a)	4,396	4,195,028
3.85%, 04/28/28	5,695	5,475,086
3.85%, 04/26/29 (Call 02/26/29)	2,815	2,677,730
3.95%, 11/18/25 (Call 10/18/25)	2,719	2,675,084
3.99%, 06/13/28 (Call 06/13/27),
(1-day SOFR + 1.151%)(a)	3,652	3,523,783
4.29%, 06/13/33 (Call 06/13/32),
(1-day SOFR + 1.418%)(a)	2,747	2,565,411
4.41%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 1.345%)(a)	4,903	4,844,529
4.54%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.169%)(a)	3,465	3,385,936
4.60%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 1.755%)(a)	2,565	2,492,277
4.71%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.512%)(a)	2,945	2,809,291
4.95%, 04/26/27 (Call 04/26/26),
(1-day SOFR + 1.026%)(a)	6,130	6,081,594
4.97%, 04/26/34 (Call 04/26/33),
(1-day SOFR + 1.606%)(a)	3,785	3,675,622

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.98%, 03/14/30 (Call 03/14/29),
(1-day SOFR +1.085%)(a)	$6,505	$6,432,215
5.19%, 03/14/35 (Call 03/14/34),
(1-day SOFR +1.418%)(a)	7,355	7,224,180
5.80%, 10/25/28 (Call 10/25/27),
(1-day SOFR + 1.802%)(a)	4,405	4,483,150
5.83%, 10/25/33 (Call 10/25/32),
(1-day SOFR + 2.074%)(a)	5,520	5,695,310
6.32%, 10/25/29 (Call 10/25/28),
(1-day SOFR + 1.598%)(a)	3,925	4,089,634
6.47%, 10/25/34 (Call 10/25/33),
(1-day SOFR + 1.845%)(a)	4,250	4,578,011
Series J, 1.90%, 01/25/29 (Call 11/25/28)	2,018	1,764,710
Bank of Nova Scotia (The)
1.05%, 03/02/26	5,485	5,092,502
1.30%, 06/11/25	6,807	6,520,650
1.30%, 09/15/26 (Call 06/15/26)	5,110	4,665,233
1.35%, 06/24/26	4,250	3,921,051
1.95%, 02/02/27	3,930	3,611,962
2.15%, 08/01/31	1,886	1,535,005
2.45%, 02/02/32	3,115	2,551,407
2.70%, 08/03/26	5,796	5,480,968
2.95%, 03/11/27	2,545	2,396,574
4.50%, 12/16/25	6,152	6,042,225
4.59%, 05/04/37 (Call 02/04/32),
(5-year CMT + 2.050%)(a)	4,852	4,350,476
4.75%, 02/02/26	1,810	1,790,853
4.85%, 02/01/30	5,080	4,977,508
5.25%, 06/12/28	2,745	2,749,598
5.35%, 12/07/26	3,625	3,622,577
5.40%, 06/04/27	2,370	2,374,978
5.45%, 06/12/25	2,820	2,817,695
5.45%, 08/01/29	1,800	1,806,905
5.65%, 02/01/34	3,545	3,586,095
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26),
(3-mo. SOFR + 2.090%)(a)	1,070	836,585
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	2,123	2,082,352
5.13%, 06/11/30 (Call 03/11/30)	1,359	1,224,994
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26),
(1-year CMT + 1.050%)(a)	8,351	7,696,113
2.65%, 06/24/31 (Call 06/24/30),
(1-year CMT + 1.900%)(a)	3,849	3,243,030
2.67%, 03/10/32 (Call 03/10/31),
(1-year CMT + 1.200%)(a)	2,995	2,480,214
2.89%, 11/24/32 (Call 11/24/31),
(1-year CMT + 1.300%)(a)	5,833	4,815,275
3.33%, 11/24/42 (Call 11/24/41),
(1-year CMT + 1.300%)(a)	5,980	4,321,790
3.56%, 09/23/35 (Call 09/23/30),
(5-year CMT + 2.900%)(a)	4,315	3,708,953
3.81%, 03/10/42 (Call 03/10/41),
(1-year CMT + 1.700%)(a)(b)	2,003	1,538,646
4.34%, 01/10/28 (Call 01/10/27)	5,215	5,014,161
4.38%, 01/12/26	11,362	11,133,408
4.84%, 05/09/28 (Call 05/07/27)	9,788	9,448,433
4.95%, 01/10/47	6,815	6,152,568
4.97%, 05/16/29 (Call 05/16/28),
(3-mo. LIBOR US + 1.902%)(a)	7,425	7,259,445
Security	Par (000)	Value

Banks (continued)
5.09%, 06/20/30 (Call 06/20/29),
(3-mo. LIBOR US + 3.054%)(a)	$6,123	$5,882,554
5.20%, 05/12/26	8,428	8,317,517
5.25%, 08/17/45(b)	6,858	6,553,788
5.30%, 08/09/26 (Call 08/09/25),
(1-year CMT + 2.300%)(a)	5,015	4,984,093
5.50%, 08/09/28 (Call 08/09/27),
(1-year CMT + 2.650%)(a)	7,235	7,217,783
5.67%, 03/12/28 (Call 03/12/27),
(1-day SOFR +1.490%)(a)	4,600	4,603,575
5.69%, 03/12/30 (Call 03/12/29),
(1-day SOFR +1.740%)(a)	8,890	8,885,105
5.75%, 08/09/33 (Call 08/09/32),
(1-year CMT + 3.000%)(a)	3,800	3,789,395
5.83%, 05/09/27 (Call 05/09/26),
(1-day SOFR + 2.210%)(a)	6,700	6,703,079
6.04%, 03/12/55 (Call 03/12/54),
(1-day SOFR + 2.420%)(a)	360	369,194
6.22%, 05/09/34 (Call 05/09/33),
(1-day SOFR + 2.980%)(a)	7,965	8,153,696
6.49%, 09/13/29 (Call 09/13/28),
(1-day SOFR + 2.220%)(a)	3,825	3,951,793
6.50%, 09/13/27 (Call 09/13/26),
(1-day SOFR + 1.880%)(a)	1,375	1,397,657
6.69%, 09/13/34 (Call 09/13/33),
(1-day SOFR + 2.620%)(a)	5,600	5,935,910
7.12%, 06/27/34 (Call 06/27/33),
(1-day SOFR + 3.570%)(a)	10,250	10,856,503
7.33%, 11/02/26 (Call 11/02/25),
(1-year CMT + 3.050%)(a)	2,794	2,847,688
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(a)	3,636	3,828,493
7.44%, 11/02/33 (Call 11/02/32),
(1-year CMT + 3.500%)(a)	7,495	8,241,127
BPCE SA, 3.38%, 12/02/26	1,983	1,898,489
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	4,703	4,427,982
1.25%, 06/22/26 (Call 05/22/26)	4,735	4,362,560
3.45%, 04/07/27 (Call 03/07/27)	3,795	3,621,761
3.60%, 04/07/32 (Call 03/07/32)	4,585	4,045,584
3.95%, 08/04/25	4,020	3,950,114
5.00%, 04/28/28 (Call 03/28/28)	4,625	4,578,202
5.26%, 04/08/29 (Call 03/08/29)	2,045	2,038,143
5.62%, 07/17/26	2,180	2,191,490
5.93%, 10/02/26	2,695	2,731,043
5.99%, 10/03/28 (Call 09/03/28)	2,055	2,107,624
6.09%, 10/03/33 (Call 07/03/33)	4,775	4,929,896
Citibank NA
5.44%, 04/30/26 (Call 03/30/26)	9,530	9,552,843
5.49%, 12/04/26 (Call 11/04/26)	8,890	8,938,156
5.57%, 04/30/34 (Call 03/30/34)	3,930	3,985,729
5.80%, 09/29/28 (Call 08/29/28)	6,350	6,512,884
5.86%, 09/29/25 (Call 08/29/25)	6,295	6,334,828
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 0.765%)(a)	10,948	10,186,050
1.46%, 06/09/27 (Call 06/09/26),
(1-day SOFR + 0.770%)(a)	11,433	10,552,349
2.52%, 11/03/32 (Call 11/03/31),
(1-day SOFR + 1.177%)(a)	4,190	3,435,985

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(a)	$11,700	$9,728,229
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(a)	14,920	12,722,017
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(a)	10,547	9,136,672
2.90%, 11/03/42 (Call 11/03/41),
(1-day SOFR + 1.379%)(a)	5,445	3,820,288
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(a)	8,822	7,818,854
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(a)	11,885	10,048,265
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(a)	8,590	8,083,226
3.20%, 10/21/26 (Call 07/21/26)	12,048	11,455,871
3.40%, 05/01/26	8,695	8,380,169
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(a)	9,913	9,345,750
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(a)	11,535	10,959,409
3.70%, 01/12/26	9,967	9,701,315
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(a)	11,540	10,256,308
3.88%, 01/24/39 (Call 01/24/38),
(3-mo. SOFR + 1.430%)(a)	5,541	4,635,697
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(a)	11,502	11,078,690
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(a)	11,169	10,502,017
4.08%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.454%)(a)	8,406	8,031,993
4.13%, 07/25/28	8,649	8,265,063
4.28%, 04/24/48 (Call 04/24/47),
(3-mo. SOFR + 2.101%)(a)	5,689	4,746,873
4.30%, 11/20/26	4,698	4,580,266
4.40%, 06/10/25	5,910	5,834,496
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(a)	14,809	14,064,546
4.45%, 09/29/27	14,212	13,817,307
4.60%, 03/09/26	6,700	6,589,049
4.65%, 07/30/45	3,850	3,404,563
4.65%, 07/23/48 (Call 06/23/48)	10,438	9,181,311
4.66%, 05/24/28 (Call 05/24/27),
(1-day SOFR + 1.887%)(a)	4,820	4,733,901
4.75%, 05/18/46	9,148	8,010,885
4.91%, 05/24/33 (Call 05/24/32),
(1-day SOFR + 2.086%)(a)	4,710	4,515,383
5.17%, 02/13/30 (Call 02/13/29),
(1-day SOFR + 1.364%)(a)	5,725	5,669,519
5.30%, 05/06/44	5,275	5,000,482
5.32%, 03/26/41 (Call 03/26/40),
(1-day SOFR + 4.548%)(a)	6,547	6,332,813
5.50%, 09/13/25	6,673	6,667,292
5.61%, 09/29/26 (Call 09/29/25),
(1-day SOFR + 1.546%)(a)	12,650	12,646,316
5.83%, 02/13/35 (Call 02/13/34),
(1-day SOFR + 2.056%)(a)	7,885	7,781,663
5.88%, 02/22/33	2,132	2,183,813
5.88%, 01/30/42	6,379	6,614,929
6.00%, 10/31/33	7,605	7,835,535
6.13%, 08/25/36	2,938	3,017,802
Security	Par (000)	Value

Banks (continued)
6.17%, 05/25/34 (Call 05/25/33),
(1-day SOFR + 2.661%)(a)	$6,680	$6,781,071
6.27%, 11/17/33 (Call 11/17/32),
(1-day SOFR + 2.338%)(a)	11,060	11,604,536
6.63%, 01/15/28	3,117	3,266,969
6.63%, 06/15/32	5,515	5,872,000
6.68%, 09/13/43	5,549	6,071,746
8.13%, 07/15/39	9,783	12,239,748
Citizens Bank NA, 4.58%, 08/09/28
(Call 08/09/27), (1-day SOFR + 2.000%)(a)	2,593	2,489,225
Citizens Bank NA/Providence RI, 3.75%,
02/18/26 (Call 11/18/25)	2,807	2,708,482
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	1,086	915,418
2.64%, 09/30/32 (Call 07/02/32)	2,297	1,746,794
2.85%, 07/27/26 (Call 04/27/26)	2,780	2,618,415
3.25%, 04/30/30 (Call 01/30/30)	3,253	2,840,556
4.30%, 12/03/25 (Call 11/03/25)	1,259	1,230,660
5.64%, 05/21/37 (Call 05/21/32),
(5-year CMT + 2.750%)(a)	1,425	1,317,407
5.84%, 01/23/30 (Call 01/23/29),
(1-day SOFR + 2.010%)(a)	640	635,791
6.65%, 04/25/35 (Call 04/25/34),
(1-day SOFR +2.325%)(a)	3,095	3,174,021
Comerica Bank
4.00%, 07/27/25	1,180	1,147,131
5.33%, 08/25/33 (Call 08/25/32),
(1-day SOFR + 2.610%)(a)	2,380	2,120,629
Comerica Inc.
4.00%, 02/01/29 (Call 11/03/28)	3,126	2,864,693
5.98%, 01/30/30 (Call 01/30/29),
(1-day SOFR + 2.155%)(a)	360	355,052
Commonwealth Bank of Australia/New York
5.32%, 03/13/26	1,325	1,328,660
5.50%, 09/12/25	2,885	2,892,841
Cooperatieve Rabobank UA
3.75%, 07/21/26	5,613	5,394,646
4.38%, 08/04/25	5,554	5,457,763
5.25%, 05/24/41	7,341	7,320,191
5.25%, 08/04/45	4,665	4,459,500
5.75%, 12/01/43	4,875	4,860,802
Cooperatieve Rabobank UA/New York
4.80%, 01/09/29	1,450	1,429,044
4.85%, 01/09/26	2,410	2,396,035
5.04%, 03/05/27	2,750	2,740,324
5.50%, 07/18/25	3,370	3,374,283
5.50%, 10/05/26	3,760	3,782,032
Credit Suisse AG/New York
1.25%, 08/07/26	5,033	4,595,374
5.00%, 07/09/27	7,530	7,440,232
7.50%, 02/15/28	5,485	5,856,729
Deutsche Bank AG, 4.10%, 01/13/26	2,674	2,615,861
Deutsche Bank AG/New York
1.69%, 03/19/26	6,033	5,657,190
2.13%, 11/24/26 (Call 11/24/25),
(1-day SOFR + 1.870%)(a)	9,194	8,710,032
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(a)	6,793	6,240,582
2.55%, 01/07/28 (Call 01/07/27),
(1-day SOFR + 1.318%)(a)	5,675	5,230,908

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.04%, 05/28/32 (Call 05/28/31),
(1-day SOFR + 1.718%)(a)	$2,774	$2,324,834
3.55%, 09/18/31 (Call 09/18/30),
(1-day SOFR + 3.043%)(a)	7,987	7,028,862
3.73%, 01/14/32 (Call 10/14/30),
(1-day SOFR + 2.757%)(a)	6,310	5,320,523
3.74%, 01/07/33 (Call 10/07/31),
(1-day SOFR + 2.257%)(a)	5,595	4,623,906
4.10%, 01/13/26	2,458	2,397,999
4.88%, 12/01/32 (Call 12/01/27),
(5-year USD ICE Swap + 2.553%)(a)	3,415	3,193,351
5.37%, 09/09/27	2,239	2,241,286
5.41%, 05/10/29	2,255	2,250,086
5.71%, 02/08/28 (Call 02/08/27),
(1-day SOFR + 1.594%)(a)	1,835	1,831,249
5.88%, 07/08/31 (Call 04/08/30),
(1-day SOFR + 5.438%)(a)	860	840,868
6.12%, 07/14/26 (Call 07/14/25),
(1-day SOFR + 3.190%)(a)	3,335	3,339,755
6.72%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 3.180%)(a)	4,825	4,980,657
6.82%, 11/20/29 (Call 11/20/28),
(1-day SOFR + 2.510%)(a)	6,130	6,367,896
7.08%, 02/10/34 (Call 11/10/32),
(1-day SOFR + 3.650%)(a)	6,075	6,231,585
7.15%, 07/13/27 (Call 07/13/26),
(1-day SOFR + 2.520%)(a)	4,695	4,811,696
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	2,408	2,049,276
3.45%, 07/27/26 (Call 04/27/26)	4,378	4,179,152
4.25%, 03/13/26	2,205	2,145,201
4.65%, 09/13/28 (Call 06/13/28)	3,572	3,417,157
Fifth Third Bancorp
1.71%, 11/01/27 (Call 11/01/26),
(1-day SOFR + 0.685%)(a)	3,089	2,822,570
2.55%, 05/05/27 (Call 04/05/27)	3,339	3,096,483
3.95%, 03/14/28 (Call 02/14/28)	370	351,674
4.06%, 04/25/28 (Call 04/25/27),
(1-day SOFR + 1.355%)(a)	1,868	1,780,576
4.34%, 04/25/33 (Call 04/25/32),
(1-day SOFR + 1.660%)(a)	1,266	1,151,952
4.77%, 07/28/30 (Call 07/28/29),
(1-day SOFR + 2.127%)(a)	4,135	3,972,805
5.63%, 01/29/32 (Call 01/29/31),
(1-day SOFR + 1.840%)(a)	1,430	1,416,160
6.34%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 2.340%)(a)	840	861,051
6.36%, 10/27/28 (Call 10/27/27),
(1-day SOFR + 2.192%)(a)	3,980	4,052,471
8.25%, 03/01/38	5,257	6,161,314
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	2,961	2,729,651
3.85%, 03/15/26 (Call 02/15/26)	3,364	3,254,346
3.95%, 07/28/25 (Call 06/28/25)	2,937	2,880,466
First Horizon Bank, 5.75%, 05/01/30
(Call 02/01/30)(b)	1,636	1,552,498
First-Citizens Bank & Trust Co., 6.13%,
03/09/28	940	960,449
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	535	529,619
Security	Par (000)	Value

Banks (continued)
Goldman Sachs Bank USA/New York
5.28%, 03/18/27 (Call 03/18/26),
(1-day SOFR +0.777%)(a)	$6,895	$6,867,530
5.41%, 05/21/27 (Call 05/21/26),
(1-day SOFR +0.750%)(a)	6,980	6,962,311
Goldman Sachs Capital I, 6.35%, 02/15/34	6,443	6,636,875
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25),
(1-day SOFR + 0.789%)(a)	5,352	4,995,773
1.43%, 03/09/27 (Call 03/09/26),
(1-day SOFR + 0.798%)(a)	12,990	12,081,248
1.54%, 09/10/27 (Call 09/10/26),
(1-day SOFR + 0.818%)(a)	12,933	11,820,237
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(a)	18,130	16,670,410
1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(a)	10,605	8,549,138
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(a)	10,057	8,206,646
2.60%, 02/07/30 (Call 11/07/29)	9,146	7,965,766
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(a)	15,050	12,563,506
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(a)	13,470	12,515,309
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(a)	12,605	10,433,355
2.91%, 07/21/42 (Call 07/21/41),
(1-day SOFR + 1.472%)(a)	6,225	4,398,708
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(a)	16,630	14,124,877
3.21%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.513%)(a)	8,963	6,630,957
3.44%, 02/24/43 (Call 02/24/42),
(1-day SOFR + 1.632%)(a)	7,075	5,353,569
3.50%, 11/16/26 (Call 11/16/25)	12,896	12,333,808
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(a)	10,905	10,398,807
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.772%)(a)	10,072	9,587,659
3.75%, 02/25/26 (Call 11/25/25)	8,243	8,026,433
3.80%, 03/15/30 (Call 12/15/29)	9,967	9,255,702
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(a)	10,509	9,925,030
3.85%, 01/26/27 (Call 01/26/26)	13,584	13,112,125
4.02%, 10/31/38 (Call 10/31/37),
(3-mo. SOFR + 1.635%)(a)	9,561	8,113,610
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.563%)(a)	13,246	12,695,435
4.25%, 10/21/25	9,904	9,729,070
4.39%, 06/15/27 (Call 06/15/26),
(1-day SOFR + 1.510%)(a)	3,916	3,831,731
4.41%, 04/23/39 (Call 04/23/38),
(3-mo. SOFR + 1.692%)(a)	5,873	5,200,909
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(a)	10,425	10,158,989
4.75%, 10/21/45 (Call 04/21/45)	7,659	6,924,735
4.80%, 07/08/44 (Call 01/08/44)	6,599	6,002,488
5.15%, 05/22/45	8,082	7,643,920
5.73%, 04/25/30 (Call 04/25/29),
(1-day SOFR +1.265%)(a)	9,440	9,566,324

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.80%, 08/10/26 (Call 08/10/25),
(1-day SOFR + 1.075%)(a)	$9,240	$9,248,219
5.85%, 04/25/35 (Call 04/25/34),
(1-day SOFR + 1.552%)(a)	13,975	14,270,496
5.95%, 01/15/27	4,713	4,787,480
6.13%, 02/15/33	6,123	6,464,321
6.25%, 02/01/41	9,636	10,323,359
6.45%, 05/01/36	2,889	3,072,138
6.48%, 10/24/29 (Call 10/24/28),
(1-day SOFR + 1.770%)(a)	10,980	11,428,780
6.56%, 10/24/34 (Call 10/24/33),
(1-day SOFR + 1.950%)(a)	1,795	1,924,564
6.75%, 10/01/37	22,911	24,805,196
HSBC Bank USA NA, 7.00%, 01/15/39	3,355	3,787,212
HSBC Bank USA NA/New York
5.63%, 08/15/35	1,115	1,094,703
5.88%, 11/01/34	1,940	2,011,376
HSBC Holdings PLC
2.01%, 09/22/28 (Call 09/22/27),
(1-day SOFR + 1.732%)(a)	4,570	4,087,486
2.10%, 06/04/26 (Call 06/04/25),
(1-day SOFR + 1.929%)(a)	6,220	5,995,166
2.21%, 08/17/29 (Call 08/17/28),
(1-day SOFR + 1.285%)(a)	4,770	4,175,419
2.36%, 08/18/31 (Call 08/18/30),
(1-day SOFR + 1.947%)(a)	6,468	5,364,598
2.80%, 05/24/32 (Call 05/24/31),
(1-day SOFR + 1.187%)(a)	12,140	10,173,965
2.85%, 06/04/31 (Call 06/04/30),
(1-day SOFR + 2.387%)(a)	5,398	4,638,305
2.87%, 11/22/32 (Call 11/22/31),
(1-day SOFR + 1.410%)(a)	8,205	6,831,451
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. SOFR + 1.872%)(a)	14,050	13,079,818
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. SOFR + 1.808%)(a)	11,971	11,508,825
4.25%, 08/18/25	6,916	6,782,197
4.29%, 09/12/26 (Call 09/12/25),
(3-mo. SOFR + 1.609%)(a)	10,959	10,757,316
4.38%, 11/23/26	6,651	6,472,529
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. SOFR + 1.796%)(a)	16,647	16,063,430
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(a)	11,540	11,296,689
4.76%, 03/29/33 (Call 03/29/32),
(1-day SOFR + 2.530%)(a)	7,680	7,096,010
4.95%, 03/31/30	10,820	10,601,879
5.21%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 2.610%)(a)	4,000	3,961,688
5.25%, 03/14/44(b)	6,669	6,237,486
5.40%, 08/11/33 (Call 08/11/32),
(1-day SOFR + 2.870%)(a)	9,485	9,365,207
5.55%, 03/04/30 (Call 03/04/29),
(1-day SOFR + 1.460%)(a)	6,390	6,388,644
5.60%, 05/17/28 (Call 05/17/27),
(1-day SOFR + 1.060%)(a)	4,910	4,924,068
5.72%, 03/04/35 (Call 03/04/34),
(1-day SOFR + 1.780%)(a)(b)	6,470	6,502,038
5.73%, 05/17/32 (Call 05/17/31),
(1-day SOFR + 1.520%)(a)	6,050	6,071,374
Security	Par (000)	Value

Banks (continued)
5.89%, 08/14/27 (Call 08/14/26),
(1-day SOFR + 1.570%)(a)	$6,735	$6,778,425
6.10%, 01/14/42(b)	3,502	3,741,831
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(a)	7,680	7,844,668
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(a)	10,560	11,006,317
6.33%, 03/09/44 (Call 03/09/43),
(1-day SOFR + 2.650%)(a)	10,245	10,821,785
6.50%, 05/02/36	8,762	9,103,566
6.50%, 09/15/37	10,187	10,569,133
6.55%, 06/20/34 (Call 06/20/33),
(1-day SOFR + 2.980%)(a)	5,110	5,277,150
6.80%, 06/01/38	6,855	7,330,320
7.34%, 11/03/26 (Call 11/03/25),
(1-day SOFR + 3.030%)(a)	8,200	8,390,823
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(a)	9,100	9,609,622
7.40%, 11/13/34 (Call 11/13/33),
(1-day SOFR + 3.020%)(a)	6,790	7,369,938
8.11%, 11/03/33 (Call 11/03/32),
(1-day SOFR + 4.250%)(a)	8,980	10,166,998
HSBC USA Inc., 5.29%, 03/04/27	2,315	2,320,701
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36 (Call 08/15/31),
(5-year CMT + 1.170%)(a)	1,830	1,381,381
2.55%, 02/04/30 (Call 11/04/29)	2,802	2,376,035
4.44%, 08/04/28 (Call 08/04/27),
(1-day SOFR + 1.970%)(a)	2,550	2,466,310
5.02%, 05/17/33 (Call 05/17/32),
(1-day SOFR + 2.050%)(a)	1,304	1,229,242
5.71%, 02/02/35 (Call 02/02/34),
(1-day SOFR + 1.870%)(a)	4,720	4,634,586
6.21%, 08/21/29 (Call 08/21/28),
(1-day SOFR + 2.020%)(a)	4,180	4,260,049
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27),
(1-day SOFR + 1.650%)(a)	3,000	2,921,431
5.65%, 01/10/30 (Call 11/10/29)	3,790	3,791,182
Industrial & Commercial Bank of China
Ltd./New York, 3.54%, 11/08/27	2,480	2,353,613
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26),
(1-day SOFR + 1.005%)(a)	5,116	4,773,580
2.73%, 04/01/32 (Call 04/01/31),
(1-day SOFR + 1.316%)(a)	3,528	2,971,996
3.95%, 03/29/27	6,335	6,108,048
4.02%, 03/28/28 (Call 03/28/27),
(1-day SOFR + 1.830%)(a)	3,038	2,926,080
4.05%, 04/09/29	5,105	4,846,118
4.25%, 03/28/33 (Call 03/28/32),
(1-day SOFR + 2.070%)(a)	3,335	3,074,611
4.55%, 10/02/28	5,221	5,077,426
5.34%, 03/19/30 (Call 03/19/29),
(1-day SOFR + 1.440%)(a)	7,130	7,075,355
5.55%, 03/19/35 (Call 03/19/34),
(1-day SOFR + 1.770%)(a)	6,200	6,136,979
6.08%, 09/11/27 (Call 09/11/26),
(1-day SOFR + 1.560%)(a)	2,650	2,677,454
6.11%, 09/11/34 (Call 09/11/33),
(1-day SOFR + 2.090%)(a)	4,840	4,991,356

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26),
(3-mo. SOFR + 0.695%)(a)	$5,591	$5,190,220
1.05%, 11/19/26 (Call 11/19/25),
(1-day SOFR + 0.800%)(a)	5,427	5,081,583
1.47%, 09/22/27 (Call 09/22/26),
(1-day SOFR + 0.765%)(a)	8,753	8,009,335
1.58%, 04/22/27 (Call 04/22/26),
(1-day SOFR + 0.885%)(a)	8,166	7,594,449
1.76%, 11/19/31 (Call 11/19/30),
(3-mo. SOFR + 1.105%)(a)	3,815	3,076,432
1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(a)	12,135	9,815,172
2.07%, 06/01/29 (Call 06/01/28),
(1-day SOFR + 1.015%)(a)	9,356	8,267,691
2.18%, 06/01/28 (Call 06/01/27),
(1-day SOFR + 1.890%)(a)	8,145	7,437,266
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(a)	13,656	11,727,295
2.53%, 11/19/41 (Call 11/19/40),
(3-mo. SOFR + 1.510%)(a)	6,255	4,278,427
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(a)	9,630	7,958,456
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(a)	9,664	8,115,951
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(a)	8,781	7,722,172
2.95%, 10/01/26 (Call 07/01/26)	13,326	12,674,676
2.95%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.170%)(a)	5,929	5,565,819
2.96%, 05/13/31 (Call 05/13/30),
(3-mo. SOFR + 2.515%)(a)	6,271	5,447,416
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(a)	13,410	11,360,747
3.11%, 04/22/41 (Call 04/22/40),
(3-mo. SOFR + 2.460%)(a)	5,993	4,498,022
3.11%, 04/22/51 (Call 04/22/50),
(1-day SOFR + 2.440%)(a)	11,440	7,771,986
3.16%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.460%)(a)	6,240	4,646,829
3.20%, 06/15/26 (Call 03/15/26)	7,895	7,594,993
3.30%, 04/01/26 (Call 01/01/26)	12,564	12,149,801
3.33%, 04/22/52 (Call 04/22/51),
(1-day SOFR + 1.580%)(a)	12,510	8,812,991
3.51%, 01/23/29 (Call 01/23/28),
(3-mo. SOFR + 1.207%)(a)	10,163	9,563,152
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(a)	10,540	10,032,272
3.63%, 12/01/27 (Call 12/01/26)	6,991	6,663,125
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(a)	12,651	11,758,427
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(a)	12,381	11,892,815
3.88%, 07/24/38 (Call 07/24/37),
(3-mo. SOFR + 1.622%)(a)	9,771	8,357,551
3.90%, 07/15/25 (Call 04/15/25)	11,140	10,953,915
3.90%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.482%)(a)	9,893	7,841,618
3.96%, 01/29/27 (Call 01/29/26),
(3-mo. SOFR + 1.507%)(a)	11,233	10,955,797
Security	Par (000)	Value

Banks (continued)
3.96%, 11/15/48 (Call 11/15/47),
(3-mo. SOFR + 1.642%)(a)	$14,750	$11,785,207
4.01%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.382%)(a)	8,394	8,004,365
4.03%, 07/24/48 (Call 07/24/47),
(3-mo. SOFR + 1.722%)(a)	7,861	6,375,071
4.13%, 12/15/26	11,961	11,633,285
4.20%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.522%)(a)	11,057	10,594,762
4.25%, 10/01/27	7,003	6,823,645
4.26%, 02/22/48 (Call 02/22/47),
(3-mo. SOFR + 1.842%)(a)	9,904	8,348,995
4.32%, 04/26/28 (Call 04/26/27),
(1-day SOFR + 1.560%)(a)	12,768	12,417,269
4.45%, 12/05/29 (Call 12/05/28),
(3-mo. SOFR + 1.592%)(a)	10,866	10,509,290
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(a)	13,150	12,624,698
4.57%, 06/14/30 (Call 06/14/29),
(1-day SOFR + 1.750%)(a)	8,966	8,665,780
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(a)	8,430	7,974,352
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(a)	9,220	9,096,776
4.85%, 02/01/44	6,361	5,945,679
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(a)	17,660	17,106,937
4.95%, 06/01/45	5,881	5,494,387
5.01%, 01/23/30 (Call 01/23/29),
(1-day SOFR + 1.310%)(a)	11,185	11,035,994
5.04%, 01/23/28 (Call 01/23/27),
(1-day SOFR + 1.190%)(a)	7,135	7,072,153
5.30%, 07/24/29 (Call 07/24/28),
(1-day SOFR + 1.450%)(a)	10,840	10,823,435
5.34%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.620%)(a)	6,795	6,720,579
5.35%, 06/01/34 (Call 06/01/33),
(1-day SOFR + 1.845%)(a)	15,340	15,232,364
5.40%, 01/06/42	7,529	7,529,862
5.50%, 10/15/40	5,639	5,694,972
5.57%, 04/22/28 (Call 04/22/27),
(1-day SOFR +0.930%)(a)	10,420	10,485,337
5.58%, 04/22/30 (Call 04/22/29),
(1-day SOFR +1.160%)(a)	10,240	10,350,109
5.60%, 07/15/41	9,600	9,819,261
5.63%, 08/16/43	7,178	7,329,754
5.72%, 09/14/33 (Call 09/14/32),
(1-day SOFR + 2.580%)(a)	15,335	15,499,961
5.77%, 04/22/35 (Call 04/22/34),
(1-day SOFR +1.490%)(a)	13,715	14,012,711
6.07%, 10/22/27 (Call 10/22/26),
(1-day SOFR + 1.330%)(a)	8,640	8,781,665
6.09%, 10/23/29 (Call 10/23/28),
(1-day SOFR + 1.570%)(a)	8,190	8,423,149
6.25%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 1.810%)(a)	12,835	13,544,641
6.40%, 05/15/38	11,021	12,205,191
7.63%, 10/15/26	5,436	5,728,489
7.75%, 07/15/25	1,230	1,261,794
8.00%, 04/29/27	8,711	9,371,508
8.75%, 09/01/30	1,674	1,952,143

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase Bank NA, 5.11%, 12/08/26
(Call 11/08/26)	$8,505	$8,486,157
KeyBank NA
4.70%, 01/26/26 (Call 12/26/25)	330	322,905
5.00%, 01/26/33 (Call 10/26/32)	3,183	2,918,344
KeyBank NA/Cleveland OH
3.30%, 06/01/25	930	905,345
3.40%, 05/20/26	2,995	2,834,312
3.90%, 04/13/29 (Call 03/13/29)	1,958	1,753,522
4.15%, 08/08/25(b)	1,650	1,613,917
4.39%, 12/14/27	1,180	1,115,006
4.90%, 08/08/32(b)	3,350	2,958,573
5.85%, 11/15/27 (Call 10/16/27)	3,598	3,572,991
6.95%, 02/01/28	420	429,132
KeyCorp
2.25%, 04/06/27	3,054	2,763,490
2.55%, 10/01/29	3,431	2,894,972
4.10%, 04/30/28	2,631	2,472,049
4.15%, 10/29/25	2,010	1,960,884
4.79%, 06/01/33 (Call 06/01/32),
(1-day SOFR + 2.060%)(a)	3,478	3,159,543
6.40%, 03/06/35 (Call 03/06/34),
(1-day SOFR + 2.420%)(a)	3,960	3,985,424
Korea Development Bank (The)
0.80%, 07/19/26	990	904,007
1.00%, 09/09/26	820	747,843
1.63%, 01/19/31	3,075	2,482,585
2.00%, 09/12/26(b)	995	928,211
2.00%, 10/25/31	3,730	3,027,613
2.25%, 02/24/27	690	641,437
3.00%, 01/13/26	3,813	3,684,219
3.38%, 09/16/25	3,765	3,672,467
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(d)	10,740	6,142,838
0.00%, 06/29/37(b)(d)	14,383	7,752,631
0.38%, 07/18/25	10,955	10,384,559
0.63%, 01/22/26	10,356	9,645,873
0.75%, 09/30/30	4,559	3,613,140
1.00%, 10/01/26	5,584	5,119,192
1.75%, 09/14/29	9,147	7,940,480
2.88%, 04/03/28	10,822	10,140,121
3.00%, 05/20/27	1,765	1,679,549
3.13%, 06/10/25	1,385	1,355,939
3.63%, 04/01/26	4,720	4,608,982
3.75%, 02/15/28	3,670	3,553,088
3.88%, 06/15/28	4,790	4,651,570
4.00%, 03/15/29	1,550	1,509,433
4.13%, 07/15/33	10,665	10,275,720
4.38%, 03/01/27	932	922,237
4.38%, 02/28/34	1,010	992,964
4.63%, 08/07/26	11,852	11,787,400
4.75%, 10/29/30	1,705	1,719,596
5.00%, 03/16/26	1,435	1,435,073
5.13%, 09/29/25	5,775	5,774,134
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	6,275	5,827,451
0.88%, 09/03/30	6,215	4,953,438
1.75%, 07/27/26(b)	3,845	3,598,940
2.38%, 06/10/25	3,610	3,505,752
3.88%, 09/28/27(b)	1,650	1,605,257
3.88%, 06/14/28	1,658	1,608,708
Security	Par (000)	Value

Banks (continued)
4.63%, 04/17/29	$400	$400,251
5.00%, 10/24/33	1,945	1,996,026
Series 37, 2.50%, 11/15/27	1,312	1,218,561
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1-year CMT + 0.850%)(a)	3,080	2,852,350
3.37%, 12/14/46 (Call 09/14/41),
(5-year CMT + 1.500%)(a)	7,057	4,900,122
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(a)	6,637	6,219,962
3.75%, 01/11/27	5,569	5,349,178
3.75%, 03/18/28 (Call 03/18/27),
(1-year CMT + 1.800%)(a)	5,305	5,066,483
4.34%, 01/09/48	6,759	5,296,569
4.38%, 03/22/28	3,613	3,488,124
4.55%, 08/16/28	6,963	6,734,032
4.58%, 12/10/25	6,593	6,473,377
4.65%, 03/24/26	6,069	5,950,359
4.72%, 08/11/26 (Call 08/11/25),
(1-year CMT + 1.750%)(a)	4,028	3,978,157
4.98%, 08/11/33 (Call 08/11/32),
(1-year CMT + 2.300%)(a)	2,425	2,318,717
5.30%, 12/01/45(b)	3,669	3,368,338
5.46%, 01/05/28 (Call 01/05/27),
(1-year CMT + 1.375%)(a)	5,520	5,502,969
5.68%, 01/05/35 (Call 01/05/34),
(1-year CMT + 1.750%)(a)	7,880	7,851,434
5.72%, 06/05/30 (Call 06/05/29),
(1-year CMT + 1.070%)(a)	4,000	4,023,481
5.87%, 03/06/29 (Call 03/06/28),
(1-year CMT + 1.700%)(a)	3,125	3,160,265
5.99%, 08/07/27 (Call 08/07/26),
(1-year CMT + 1.480%)(a)	7,125	7,162,786
7.95%, 11/15/33 (Call 08/15/32),
(1-year CMT + 3.750%)(a)	4,515	5,053,724
M&T Bank Corp.
4.55%, 08/16/28 (Call 08/16/27),
(1-day SOFR + 1.780%)(a)	2,195	2,095,522
5.05%, 01/27/34 (Call 01/27/33),
(1-day SOFR + 1.850%)(a)	3,680	3,385,687
6.08%, 03/13/32 (Call 03/13/31),
(1-day SOFR +2.260%)(a)	4,960	4,915,687
7.41%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.800%)(a)	1,855	1,949,866
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	2,070	1,916,638
4.65%, 01/27/26 (Call 12/27/25)	2,935	2,870,178
4.70%, 01/27/28 (Call 12/27/27)	3,265	3,134,210
5.40%, 11/21/25 (Call 10/21/25)	2,525	2,514,027
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	4,224	4,036,565
1.54%, 07/20/27 (Call 07/20/26),
(1-year CMT + 0.750%)(a)	6,795	6,263,718
1.64%, 10/13/27 (Call 10/13/26),
(1-year CMT + 0.670%)(a)	4,115	3,769,005
2.05%, 07/17/30	3,145	2,609,776
2.31%, 07/20/32 (Call 07/20/31),
(1-year CMT + 0.950%)(a)	7,774	6,363,419
2.34%, 01/19/28 (Call 01/19/27),
(1-year CMT + 0.830%)(a)	6,610	6,116,263

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.49%, 10/13/32 (Call 10/13/31),
(1-year CMT + 0.970%)(a)	$3,424	$2,821,415
2.56%, 02/25/30	4,700	4,063,107
2.76%, 09/13/26	3,565	3,366,888
2.85%, 01/19/33 (Call 01/19/32),
(1-year CMT + 1.100%)(a)	4,360	3,671,743
3.20%, 07/18/29	8,064	7,313,503
3.29%, 07/25/27	3,857	3,644,969
3.68%, 02/22/27	4,119	3,963,830
3.74%, 03/07/29	6,334	5,948,368
3.75%, 07/18/39	6,165	5,147,462
3.85%, 03/01/26	3,444	3,356,626
3.96%, 03/02/28	5,468	5,247,291
4.05%, 09/11/28	4,366	4,199,760
4.08%, 04/19/28 (Call 04/19/27),
(1-year CMT + 1.300%)(a)	3,860	3,726,471
4.15%, 03/07/39	2,181	1,924,068
4.29%, 07/26/38(b)	2,447	2,199,086
4.32%, 04/19/33 (Call 04/19/32),
(1-year CMT + 1.550%)(a)	2,755	2,566,220
5.02%, 07/20/28 (Call 07/20/27),
(1-year CMT + 1.950%)(a)	5,345	5,293,649
5.13%, 07/20/33 (Call 07/20/32),
(1-year CMT + 2.125%)(a)	5,985	5,885,506
5.24%, 04/19/29 (Call 04/19/28),
(1-year CMT + 1.700%)(a)	2,335	2,327,982
5.26%, 04/17/30 (Call 04/17/29),
(1-year CMT + 0.820%)(a)	3,370	3,356,486
5.35%, 09/13/28 (Call 09/13/27),
(1-year CMT + 1.900%)(a)	4,710	4,706,343
5.41%, 04/19/34 (Call 04/19/33),
(1-year CMT + 1.970%)(a)(b)	3,025	3,037,116
5.42%, 02/22/29 (Call 02/22/28),
(1-year CMT + 1.380%)(a)	4,580	4,594,931
5.43%, 04/17/35 (Call 04/17/34),
(1-year CMT + 1.000%)(a)	6,420	6,386,480
5.44%, 02/22/34 (Call 02/22/33),
(1-year CMT + 1.630%)(a)	3,360	3,378,557
5.47%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.125%)(a)	3,120	3,136,849
5.48%, 02/22/31 (Call 02/22/30),
(1-year CMT + 1.530%)(a)	3,195	3,207,530
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26),
(1-year CMT + 0.670%)(a)	3,818	3,515,133
1.55%, 07/09/27 (Call 07/09/26),
(1-year CMT + 0.750%)(a)	4,073	3,755,335
1.98%, 09/08/31 (Call 09/08/30),
(3-mo. SOFR + 1.532%)(a)	3,350	2,718,904
2.17%, 05/22/32 (Call 05/22/31),
(1-year CMT + 0.870%)(a)	2,058	1,658,429
2.20%, 07/10/31 (Call 07/10/30),
(3-mo. SOFR + 1.772%)(a)	4,255	3,521,715
2.26%, 07/09/32 (Call 07/09/31),
(1-year CMT + 0.900%)(a)	2,610	2,108,719
2.56%, 09/13/31	3,755	3,051,562
2.59%, 05/25/31 (Call 05/25/30),
(3-mo. SOFR + 1.332%)(a)	2,183	1,856,897
2.84%, 09/13/26	2,967	2,804,532
2.87%, 09/13/30 (Call 09/13/29),
(3-mo. SOFR + 1.572%)(a)	2,130	1,874,311
Security	Par (000)	Value

Banks (continued)
3.15%, 07/16/30 (Call 07/16/29),
(3-mo. SOFR + 1.392%)(a)	$3,253	$2,917,491
3.17%, 09/11/27	4,613	4,318,593
3.26%, 05/22/30 (Call 05/22/29),
(1-year CMT + 1.250%)(a)	2,090	1,893,479
3.66%, 02/28/27	2,622	2,511,396
4.02%, 03/05/28	5,425	5,198,540
4.25%, 09/11/29 (Call 09/11/28),
(3-mo. SOFR + 1.532%)(a)	4,010	3,829,635
5.38%, 05/26/30 (Call 05/26/29),
(1-year CMT + 1.120%)(a)	4,645	4,626,282
5.41%, 09/13/28 (Call 09/13/27),
(1-year CMT + 2.050%)(a)	3,650	3,651,973
5.58%, 05/26/35 (Call 05/26/34),
(1-year CMT + 1.300%)(a)	3,785	3,765,456
5.67%, 05/27/29 (Call 05/27/28),
(1-year CMT + 1.500%)(a)	2,970	2,996,522
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(a)	2,720	2,739,112
5.74%, 05/27/31 (Call 05/27/30),
(1-year CMT + 1.650%)(a)	2,780	2,810,936
5.75%, 05/27/34 (Call 05/27/33),
(1-year CMT + 1.800%)(a)	3,300	3,342,330
5.75%, 07/06/34 (Call 07/06/33),
(1-year CMT + 1.900%)(a)	4,160	4,217,238
5.78%, 07/06/29 (Call 07/06/28),
(1-year CMT + 1.650%)(a)	6,880	6,964,719
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25),
(1-day SOFR + 0.720%)(a)	10,979	10,234,171
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(a)	12,184	11,214,046
1.59%, 05/04/27 (Call 05/04/26),
(1-day SOFR + 0.879%)(a)	7,858	7,291,150
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(a)	8,740	6,960,168
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(a)	14,640	11,686,797
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(a)	15,997	12,970,408
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(a)	9,575	8,893,676
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(a)	14,613	11,516,251
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(a)	10,048	8,256,097
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(a)	17,067	14,847,103
2.80%, 01/25/52 (Call 01/25/51),
(1-day SOFR + 1.430%)(a)	9,694	6,091,957
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(a)	8,353	7,038,900
3.13%, 07/27/26	13,212	12,621,949
3.22%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.485%)(a)	6,081	4,533,932
3.59%, 07/22/28 (Call 07/22/27)(a)	14,442	13,686,483
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(a)	6,714	6,129,648
3.63%, 01/20/27	12,375	11,900,879
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(a)	7,364	6,978,422

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.88%, 01/27/26	$14,052	$13,715,346
3.95%, 04/23/27	9,170	8,847,837
3.97%, 07/22/38 (Call 07/22/37)(a)	7,635	6,442,140
4.00%, 07/23/25	8,408	8,273,104
4.21%, 04/20/28 (Call 04/20/27),
(1-day SOFR + 1.610%)(a)	7,560	7,327,386
4.30%, 01/27/45	11,359	9,741,139
4.35%, 09/08/26	9,874	9,652,028
4.38%, 01/22/47	9,655	8,301,780
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(a)	11,763	11,325,391
4.46%, 04/22/39 (Call 04/22/38),
(3-mo. SOFR + 1.693%)(a)	4,457	3,988,452
4.68%, 07/17/26 (Call 07/17/25),
(1-day SOFR + 1.669%)(a)	8,375	8,282,499
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(a)	7,575	7,258,682
5.00%, 11/24/25	9,981	9,901,670
5.05%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 1.295%)(a)	2,850	2,830,895
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(a)	7,315	7,264,595
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(a)	10,950	10,875,846
5.17%, 01/16/30 (Call 01/16/29),
(1-day SOFR + 1.450%)(a)	11,555	11,473,988
5.25%, 04/21/34 (Call 04/21/33),
(1-day SOFR + 1.870%)(a)	13,375	13,079,743
5.30%, 04/20/37 (Call 04/20/32),
(1-day SOFR + 2.620%)(a)	8,360	7,978,567
5.42%, 07/21/34 (Call 07/21/33),
(1-day SOFR + 1.880%)(a)	8,775	8,685,167
5.45%, 07/20/29 (Call 07/20/28),
(1-day SOFR + 1.630%)(a)	4,150	4,162,993
5.47%, 01/18/35 (Call 01/18/34),
(1-day SOFR + 1.730%)(a)	8,715	8,654,240
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.840%)(a)	8,335	8,429,577
5.65%, 04/13/28 (Call 04/13/27),
(1-day SOFR +1.010%)(a)	10,000	10,070,791
5.66%, 04/18/30 (Call 04/18/29),
(1-day SOFR +1.260%)(a)	8,540	8,652,000
5.83%, 04/19/35 (Call 04/19/34),
(1-day SOFR +1.580%)(a)	13,465	13,734,891
5.94%, 02/07/39 (Call 02/07/34),
(5-year CMT + 1.800%)(a)	5,140	5,082,930
5.95%, 01/19/38 (Call 01/19/33),
(5-year CMT + 2.430%)(a)	8,305	8,245,731
6.14%, 10/16/26 (Call 10/16/25),
(1-day SOFR + 1.770%)(a)	1,350	1,360,368
6.25%, 08/09/26	6,016	6,128,278
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(a)	7,123	7,323,971
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(a)	12,590	13,312,006
6.38%, 07/24/42	8,888	9,860,878
6.41%, 11/01/29 (Call 11/01/28),
(1-day SOFR + 1.830%)(a)	5,645	5,876,154
6.63%, 11/01/34 (Call 11/01/33),
(1-day SOFR + 2.050%)(a)	7,210	7,757,493
7.25%, 04/01/32	11,434	12,927,217
Security	Par (000)	Value

Banks (continued)
Morgan Stanley Bank N.A., 5.50%, 05/26/28
(Call 05/26/27), (1-day SOFR +0.865%)(a)	$6,750	$6,776,351
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)	8,383	8,295,864
4.95%, 01/14/28 (Call 01/14/27),
(1-day SOFR + 1.080%)(a)	6,250	6,186,576
5.48%, 07/16/25 (Call 06/16/25)	5,135	5,139,083
5.88%, 10/30/26 (Call 09/30/26)	8,615	8,719,932
National Australia Bank Ltd./New York
2.50%, 07/12/26	5,506	5,212,482
3.38%, 01/14/26	5,654	5,492,631
3.50%, 06/09/25	315	309,147
3.91%, 06/09/27	365	353,347
4.75%, 12/10/25	3,865	3,837,516
4.79%, 01/10/29	3,070	3,037,718
4.90%, 06/13/28	3,030	3,017,783
4.94%, 01/12/28	3,715	3,702,506
4.97%, 01/12/26	3,129	3,114,581
National Bank of Canada, 5.60%, 12/18/28	3,540	3,567,963
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26),
(1-year CMT + 0.900%)(a)	6,380	5,892,153
3.03%, 11/28/35 (Call 08/28/30),
(5-year CMT + 2.350%)(a)	4,578	3,842,473
3.07%, 05/22/28 (Call 05/22/27),
(1-year CMT + 2.550%)(a)	5,422	5,063,358
4.45%, 05/08/30 (Call 05/08/29),
(3-mo. LIBOR US + 1.871%)(a)	3,024	2,876,430
4.80%, 04/05/26	7,503	7,409,036
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(a)	6,895	6,717,848
5.08%, 01/27/30 (Call 01/27/29),
(3-mo. LIBOR US + 1.905%)(a)	8,290	8,122,043
5.52%, 09/30/28 (Call 09/30/27),
(1-year CMT + 2.270%)(a)	3,270	3,262,377
5.58%, 03/01/28 (Call 03/01/27),
(1-year CMT + 1.100%)(a)	2,900	2,899,873
5.78%, 03/01/35 (Call 03/01/34),
(1-year CMT + 1.500%)(a)	6,420	6,428,926
5.81%, 09/13/29 (Call 09/13/28),
(1-year CMT + 1.950%)(a)	4,180	4,222,060
5.85%, 03/02/27 (Call 03/02/26),
(1-year CMT + 1.350%)(a)	3,195	3,203,730
6.02%, 03/02/34 (Call 03/02/33),
(1-year CMT + 2.100%)(a)	3,860	3,944,868
6.48%, 06/01/34 (Call 03/01/29),
(5-year CMT + 2.200%)(a)	3,430	3,488,985
7.47%, 11/10/26 (Call 11/10/25),
(1-year CMT + 2.850%)(a)	6,285	6,435,791
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	4,846	4,083,433
3.15%, 05/03/29 (Call 02/03/29)	3,837	3,528,241
3.38%, 05/08/32 (Call 05/08/27),
(3-mo. LIBOR US + 1.131%)(a)	4,071	3,822,457
3.65%, 08/03/28 (Call 05/03/28)	1,070	1,019,921
3.95%, 10/30/25	6,521	6,395,465
4.00%, 05/10/27 (Call 04/10/27)	10,795	10,501,720
6.13%, 11/02/32 (Call 08/02/32)(b)	2,866	2,973,511
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	2,950	2,774,509
0.50%, 02/02/26	4,675	4,336,093

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.63%, 09/09/27(b)	$1,865	$1,800,050
4.13%, 01/20/26	2,335	2,300,143
4.13%, 01/18/29	2,140	2,093,493
4.25%, 03/01/28(b)	1,975	1,940,605
4.63%, 11/03/25	1,900	1,885,731
4.75%, 05/21/27	60	59,954
5.00%, 10/23/26	2,400	2,405,743
PNC Bank NA
2.70%, 10/22/29	4,022	3,491,330
3.10%, 10/25/27 (Call 09/25/27)	5,378	5,011,731
3.25%, 06/01/25 (Call 05/02/25)	4,057	3,966,328
3.25%, 01/22/28 (Call 12/23/27)	4,044	3,774,646
4.05%, 07/26/28	6,139	5,818,156
4.20%, 11/01/25 (Call 10/02/25)	2,888	2,828,041
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	3,671	3,356,171
2.31%, 04/23/32 (Call 04/23/31),
(1-day SOFR + 0.979%)(a)	3,838	3,161,871
2.55%, 01/22/30 (Call 10/24/29)	8,212	7,132,556
2.60%, 07/23/26 (Call 05/23/26)	3,866	3,659,896
3.15%, 05/19/27 (Call 04/19/27)	4,642	4,398,436
3.45%, 04/23/29 (Call 01/23/29)	8,405	7,758,721
4.63%, 06/06/33 (Call 06/06/32),
(1-day SOFR + 1.850%)(a)	3,622	3,353,607
4.76%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 1.085%)(a)	5,355	5,288,119
5.07%, 01/24/34 (Call 01/24/33),
(1-day SOFR + 1.933%)(a)	7,000	6,721,054
5.30%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.342%)(a)	4,765	4,751,213
5.35%, 12/02/28 (Call 12/02/27),
(1-day SOFR + 1.620%)(a)	4,495	4,488,016
5.49%, 05/14/30 (Call 05/14/29),
(1-day SOFR + 1.198%)(a)	5,035	5,040,909
5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)(a)	4,610	4,636,905
5.68%, 01/22/35 (Call 01/22/34),
(1-day SOFR + 1.902%)(a)	3,270	3,269,189
5.81%, 06/12/26 (Call 06/12/25),
(1-day SOFR + 1.322%)(a)	3,440	3,445,056
5.94%, 08/18/34 (Call 08/18/33),
(1-day SOFR + 1.946%)(a)	4,035	4,107,382
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(a)	5,490	5,634,882
6.62%, 10/20/27 (Call 10/20/26),
(1-day SOFR + 1.730%)(a)	4,535	4,643,951
6.88%, 10/20/34 (Call 10/20/33),
(1-day SOFR + 2.284%)(a)	10,005	10,835,870
Regions Bank/Birmingham AL, 6.45%,
06/26/37	2,515	2,569,906
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	1,150	990,442
7.38%, 12/10/37	2,023	2,222,953
Royal Bank of Canada
0.88%, 01/20/26	5,939	5,544,119
1.15%, 06/10/25	5,766	5,524,373
1.15%, 07/14/26	5,762	5,286,335
1.20%, 04/27/26	7,445	6,895,174
1.40%, 11/02/26	4,543	4,157,158
2.05%, 01/21/27	1,815	1,680,920
2.30%, 11/03/31	5,595	4,606,506
Security	Par (000)	Value

Banks (continued)
3.63%, 05/04/27	$4,964	$4,764,992
3.88%, 05/04/32	3,620	3,300,549
4.24%, 08/03/27	5,569	5,421,419
4.65%, 01/27/26	6,847	6,758,455
4.88%, 01/12/26	5,125	5,089,953
4.88%, 01/19/27	4,800	4,765,140
4.90%, 01/12/28	4,265	4,224,964
4.95%, 02/01/29(b)	2,510	2,487,494
5.00%, 02/01/33	6,450	6,322,458
5.00%, 05/02/33(b)	3,320	3,266,750
5.15%, 02/01/34	4,560	4,493,936
5.20%, 07/20/26	4,645	4,636,316
5.20%, 08/01/28	3,390	3,404,529
6.00%, 11/01/27	4,745	4,862,815
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(a)	4,290	3,935,306
3.24%, 10/05/26 (Call 08/05/26)	4,174	3,932,959
3.45%, 06/02/25 (Call 05/02/25)	4,029	3,933,753
4.40%, 07/13/27 (Call 04/14/27)	3,873	3,737,381
4.50%, 07/17/25 (Call 04/17/25)	4,616	4,543,577
5.81%, 09/09/26 (Call 09/09/25),
(1-day SOFR + 2.328%)(a)	2,210	2,198,707
6.12%, 05/31/27 (Call 05/31/26),
(1-day SOFR +1.232%)(a)(b)	1,185	1,189,169
6.17%, 01/09/30 (Call 01/09/29),
(1-day SOFR + 2.500%)(a)	2,915	2,934,691
6.34%, 05/31/35 (Call 05/31/34),
(1-day SOFR + 2.138%)(a)	1,390	1,391,684
6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(a)	4,035	4,113,303
6.57%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.700%)(a)	1,715	1,753,634
7.66%, 11/09/31 (Call 11/09/30),
(1-day SOFR + 3.280%)(a)	2,595	2,805,195
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25),
(1-year CMT + 1.250%)(a)	4,842	4,596,139
1.67%, 06/14/27 (Call 06/14/26),
(1-day SOFR + 0.989%)(a)	5,057	4,658,158
2.47%, 01/11/28 (Call 01/11/27),
(1-day SOFR + 1.220%)(a)	4,658	4,282,565
2.90%, 03/15/32 (Call 03/15/31),
(1-day SOFR + 1.475%)(a)	1,205	1,009,794
3.82%, 11/03/28 (Call 11/03/27),
(3-mo. LIBOR US + 1.400%)(a)	4,316	4,058,433
6.53%, 01/10/29 (Call 01/10/28),
(1-day SOFR + 2.600%)(a)	4,415	4,531,675
6.83%, 11/21/26 (Call 11/21/25),
(1-day SOFR + 2.749%)(a)	3,280	3,326,803
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26),
(1-day SOFR + 0.560%)(a)	1,495	1,374,177
2.20%, 02/07/28 (Call 02/07/27),
(1-day SOFR + 0.730%)(a)	2,665	2,468,012
2.20%, 03/03/31	3,730	3,093,106
2.40%, 01/24/30	4,078	3,570,892
2.62%, 02/07/33 (Call 02/07/32),
(1-day SOFR + 1.002%)(a)	3,045	2,532,753
2.65%, 05/19/26	3,561	3,393,848

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.03%, 11/01/34 (Call 11/01/29),
(1-day SOFR + 1.490%)(a)	$3,185	$2,789,284
3.15%, 03/30/31 (Call 03/30/30),
(1-day SOFR + 2.650%)(a)	1,981	1,779,784
3.55%, 08/18/25	5,357	5,256,913
4.14%, 12/03/29 (Call 12/03/28),
(3-mo. SOFR + 1.292%)(a)	1,968	1,888,270
4.16%, 08/04/33 (Call 08/04/32),
(1-day SOFR + 1.726%)(a)	4,170	3,837,115
4.42%, 05/13/33 (Call 05/13/32),
(1-day SOFR + 1.605%)(a)	2,105	1,988,251
4.82%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.567%)(a)	2,305	2,216,586
4.99%, 03/18/27 (Call 02/18/27)	4,550	4,542,318
5.16%, 05/18/34 (Call 05/18/33),
(1-day SOFR + 1.890%)(a)	3,765	3,701,880
5.27%, 08/03/26 (Call 07/03/26)	4,865	4,864,285
5.68%, 11/21/29 (Call 11/21/28),
(1-day SOFR + 1.484%)(a)	4,035	4,116,932
5.75%, 11/04/26 (Call 11/04/25),
(1-day SOFR + 1.353%)(a)	2,700	2,709,244
5.82%, 11/04/28 (Call 11/04/27),
(1-day SOFR + 1.715%)(a)	2,010	2,050,281
6.12%, 11/21/34 (Call 11/21/33),
(1-day SOFR + 1.958%)(a)	3,155	3,259,994
Sumitomo Mitsui Banking Corp., 3.65%,
07/23/25	3,800	3,725,908
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	2,830	2,636,428
1.40%, 09/17/26	8,650	7,919,763
1.47%, 07/08/25	4,034	3,861,979
1.71%, 01/12/31	2,945	2,346,267
1.90%, 09/17/28	9,030	7,871,313
2.13%, 07/08/30	5,765	4,796,016
2.14%, 09/23/30	3,036	2,507,278
2.17%, 01/14/27	1,849	1,710,724
2.22%, 09/17/31	3,015	2,442,888
2.30%, 01/12/41	840	561,646
2.47%, 01/14/29	1,815	1,606,703
2.63%, 07/14/26	9,123	8,628,298
2.72%, 09/27/29	1,826	1,607,997
2.75%, 01/15/30	5,615	4,900,696
2.93%, 09/17/41	3,750	2,737,102
3.01%, 10/19/26	6,738	6,381,826
3.04%, 07/16/29	10,655	9,567,684
3.05%, 01/14/42	2,185	1,625,215
3.20%, 09/17/29	1,716	1,545,775
3.35%, 10/18/27	3,809	3,582,997
3.36%, 07/12/27	3,336	3,157,508
3.45%, 01/11/27	4,062	3,885,871
3.54%, 01/17/28	3,846	3,632,191
3.78%, 03/09/26	7,086	6,896,180
3.94%, 07/19/28	3,614	3,447,785
4.31%, 10/16/28	3,902	3,791,998
5.46%, 01/13/26	5,505	5,505,560
5.52%, 01/13/28	8,280	8,357,970
5.71%, 01/13/30	5,120	5,204,752
5.72%, 09/14/28	5,320	5,408,177
5.77%, 01/13/33	6,550	6,718,227
5.78%, 07/13/33	2,545	2,612,130
5.80%, 07/13/28	2,880	2,934,109
Security	Par (000)	Value

Banks (continued)
5.81%, 09/14/33	$5,285	$5,457,082
5.85%, 07/13/30	2,820	2,885,654
5.88%, 07/13/26	3,050	3,079,233
6.18%, 07/13/43	970	1,058,052
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	3,880	3,843,315
5.63%, 08/23/27 (Call 07/23/27)	4,007	3,951,854
Synovus Bank, 5.63%, 02/15/28
(Call 01/15/28)	965	930,876
Synovus Financial Corp., 5.20%, 08/11/25
(Call 07/11/25)	405	399,994
Toronto-Dominion Bank (The)
0.75%, 09/11/25	4,730	4,462,752
0.75%, 01/06/26	7,040	6,550,784
1.15%, 06/12/25	3,320	3,179,895
1.20%, 06/03/26	6,535	6,022,400
1.25%, 09/10/26	6,763	6,178,186
1.95%, 01/12/27(b)	3,330	3,078,201
2.00%, 09/10/31	5,038	4,063,528
2.45%, 01/12/32	3,820	3,130,798
2.80%, 03/10/27	5,655	5,296,961
3.20%, 03/10/32	6,435	5,545,609
3.63%, 09/15/31 (Call 09/15/26),
(5-year USD Swap + 2.205%)(a)	7,001	6,679,640
3.77%, 06/06/25	6,065	5,961,598
4.11%, 06/08/27	6,075	5,886,269
4.46%, 06/08/32	5,710	5,368,951
4.69%, 09/15/27	5,955	5,853,064
4.98%, 04/05/27	3,845	3,815,653
4.99%, 04/05/29	3,965	3,912,292
5.10%, 01/09/26	1,300	1,295,338
5.16%, 01/10/28	4,900	4,886,016
5.26%, 12/11/26	2,770	2,767,175
5.52%, 07/17/28	4,995	5,037,961
5.53%, 07/17/26	4,955	4,967,944
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)	5,775	4,771,426
3.30%, 05/15/26 (Call 04/15/26)	5,459	5,233,222
3.63%, 09/16/25 (Call 08/16/25)	6,144	5,980,123
3.80%, 10/30/26 (Call 09/30/26)	5,101	4,899,049
4.05%, 11/03/25 (Call 09/03/25)	3,220	3,160,495
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	3,942	3,464,790
1.20%, 08/05/25 (Call 07/03/25)	3,094	2,940,047
1.27%, 03/02/27 (Call 03/02/26),
(1-day SOFR + 0.609%)(a)	3,806	3,530,728
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(a)	4,490	3,904,428
1.95%, 06/05/30 (Call 03/05/30)	2,990	2,452,794
3.70%, 06/05/25 (Call 05/05/25)	3,834	3,759,959
3.88%, 03/19/29 (Call 02/16/29)(b)	3,876	3,599,694
4.12%, 06/06/28 (Call 06/06/27),
(1-day SOFR + 1.368%)(a)	3,535	3,396,203
4.26%, 07/28/26 (Call 07/28/25),
(1-day SOFR + 1.456%)(a)	4,856	4,776,007
4.87%, 01/26/29 (Call 01/26/28),
(1-day SOFR + 1.435%)(a)	4,000	3,913,464
4.92%, 07/28/33 (Call 07/28/32),
(1-day SOFR + 2.240%)(a)	6,360	5,865,875
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(a)	3,030	2,884,239

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.44%, 01/24/30 (Call 01/24/29),
(1-day SOFR + 1.620%)(a)	$3,175	$3,156,191
5.71%, 01/24/35 (Call 01/24/34),
(1-day SOFR + 1.922%)(a)	7,505	7,460,388
5.87%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.361%)(a)	7,195	7,221,466
5.90%, 10/28/26 (Call 10/28/25),
(1-day SOFR + 1.626%)(a)	4,140	4,149,150
6.05%, 06/08/27 (Call 06/08/26),
(1-day SOFR + 2.050%)(a)	4,460	4,492,388
6.12%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.300%)(a)	4,848	4,947,823
7.16%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.446%)(a)	4,405	4,665,510
U.S. Bancorp
1.38%, 07/22/30 (Call 04/22/30)	3,348	2,678,481
2.22%, 01/27/28 (Call 01/27/27),
(1-day SOFR + 0.730%)(a)	4,670	4,296,552
2.49%, 11/03/36 (Call 11/03/31),
(5-year CMT + 0.950%)(a)	7,600	5,940,276
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(a)	6,413	5,254,819
3.00%, 07/30/29 (Call 04/30/29)	3,799	3,372,616
3.10%, 04/27/26 (Call 03/27/26)	4,436	4,252,179
3.90%, 04/26/28 (Call 03/24/28)	5,584	5,336,307
3.95%, 11/17/25 (Call 10/17/25)	3,825	3,746,444
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.6600%)(a)	7,010	6,821,638
4.65%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.230%)(a)(b)	4,665	4,544,414
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(a)	5,245	4,937,679
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(a)	8,170	7,629,668
5.38%, 01/23/30 (Call 01/23/29),
(1-day SOFR + 1.560%)(a)	3,160	3,150,625
5.68%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.860%)(a)	9,140	9,124,630
5.73%, 10/21/26 (Call 10/21/25),
(1-day SOFR + 1.430%)(a)	6,120	6,129,420
5.78%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.020%)(a)	2,985	3,017,313
5.84%, 06/12/34 (Call 06/10/33),
(1-day SOFR + 2.260%)(a)	3,310	3,334,416
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(a)	9,420	9,525,392
6.79%, 10/26/27 (Call 10/26/26),
(1-day SOFR + 1.880%)(a)	2,795	2,876,301
Series V, 2.38%, 07/22/26 (Call 06/22/26)	5,907	5,566,534
Series X, 3.15%, 04/27/27 (Call 03/27/27)	5,557	5,277,560
UBS AG/London
1.25%, 06/01/26	820	755,929
4.50%, 06/26/48	1,455	1,277,710
5.65%, 09/11/28	4,030	4,099,575
5.80%, 09/11/25	4,475	4,493,039
UBS Group AG
4.55%, 04/17/26	8,389	8,245,866
4.88%, 05/15/45	8,112	7,390,491
Wachovia Corp.
5.50%, 08/01/35	8,295	8,163,221
7.57%, 08/01/26(b)(e)	525	545,113
Security	Par (000)	Value

Banks (continued)
Webster Financial Corp., 4.10%, 03/25/29
(Call 12/25/28)(b)	$1,715	$1,575,440
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27),
(1-day SOFR + 2.100%)(a)	11,561	10,601,500
2.57%, 02/11/31 (Call 02/11/30),
(3-mo. SOFR + 1.262%)(a)	14,358	12,350,898
2.88%, 10/30/30 (Call 10/30/29),
(3-mo. SOFR + 1.432%)(a)	13,562	11,946,694
3.00%, 04/22/26	14,415	13,802,344
3.00%, 10/23/26	14,783	14,016,388
3.07%, 04/30/41 (Call 04/30/40),
(1-day SOFR + 2.530%)(a)	15,635	11,479,523
3.20%, 06/17/27 (Call 06/17/26),
(3-mo. SOFR + 1.432%)(a)	10,293	9,840,565
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(a)	12,480	10,759,636
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(a)	13,955	13,267,189
3.55%, 09/29/25	11,380	11,098,456
3.58%, 05/22/28 (Call 05/22/27),
(3-mo. SOFR + 1.572%)(a)	14,464	13,743,836
3.90%, 05/01/45	8,311	6,653,435
4.10%, 06/03/26	10,287	10,028,109
4.15%, 01/24/29 (Call 10/24/28)	12,212	11,698,826
4.30%, 07/22/27	10,281	9,987,211
4.40%, 06/14/46	8,902	7,258,567
4.48%, 04/04/31 (Call 04/04/30),
(3-mo. SOFR + 4.032%)(a)	8,642	8,224,787
4.54%, 08/15/26 (Call 08/15/25),
(1-day SOFR + 1.560%)(a)	5,250	5,186,120
4.61%, 04/25/53 (Call 04/25/52),
(1-day SOFR + 2.130%)(a)	13,445	11,472,839
4.65%, 11/04/44	9,093	7,803,336
4.75%, 12/07/46	8,640	7,437,656
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(a)	10,015	9,836,015
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(a)	15,185	14,530,472
4.90%, 11/17/45	7,568	6,672,121
5.01%, 04/04/51 (Call 04/04/50),
(3-mo. SOFR + 4.502%)(a)	23,271	21,211,565
5.20%, 01/23/30 (Call 01/22/29),
(1-day SOFR + 1.500%)(a)	10,215	10,124,799
5.38%, 02/07/35	1,520	1,517,158
5.38%, 11/02/43	8,833	8,369,233
5.39%, 04/24/34 (Call 04/24/33),
(1-day SOFR + 2.020%)(a)	12,750	12,545,765
5.50%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.780%)(a)	13,535	13,418,722
5.56%, 07/25/34 (Call 07/25/33),
(1-day SOFR + 1.990%)(a)	14,574	14,503,143
5.57%, 07/25/29 (Call 07/25/28),
(1-day SOFR + 1.740%)(a)	12,410	12,483,806
5.61%, 01/15/44	11,090	10,767,560
5.71%, 04/22/28 (Call 04/22/27),
(1-day SOFR +1.070%)(a)	12,905	12,992,529
5.95%, 12/01/86 (Call 12/15/36)	1,821	1,829,431
6.00%, 10/28/25 (Call 10/28/24)(b)	610	610,657
6.30%, 10/23/29 (Call 10/23/28),
(1-day SOFR + 1.790%)(a)	8,980	9,286,550

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.49%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 2.060%)(a)	$13,640	$14,512,521
Series B, 7.95%, 11/15/29	1,614	1,785,515
Wells Fargo Bank NA
4.81%, 01/15/26 (Call 12/14/25)	5,180	5,141,429
5.25%, 12/11/26 (Call 11/10/26)	9,345	9,344,720
5.45%, 08/07/26 (Call 07/07/26)	8,530	8,558,789
5.55%, 08/01/25 (Call 07/01/25)	8,250	8,265,991
5.85%, 02/01/37	4,009	4,080,568
5.95%, 08/26/36	3,272	3,357,467
6.60%, 01/15/38	5,501	6,000,043
Westpac Banking Corp.
1.15%, 06/03/26	7,110	6,569,041
1.95%, 11/20/28	5,515	4,838,751
2.15%, 06/03/31	4,680	3,884,844
2.65%, 01/16/30	3,329	2,947,042
2.67%, 11/15/35 (Call 11/15/30),
(5-year CMT + 1.750%)(a)	4,674	3,834,937
2.70%, 08/19/26	4,781	4,537,341
2.85%, 05/13/26	7,445	7,124,486
2.96%, 11/16/40(b)	4,058	2,825,074
3.02%, 11/18/36 (Call 11/18/31),
(5-year CMT + 1.530%)(a)	6,240	5,105,591
3.13%, 11/18/41	3,784	2,657,060
3.35%, 03/08/27	4,805	4,594,920
3.40%, 01/25/28	4,600	4,353,654
3.74%, 08/26/25	230	225,580
4.04%, 08/26/27	2,196	2,135,138
4.11%, 07/24/34 (Call 07/24/29),
(5-year CMT + 2.000%)(a)	5,168	4,751,126
4.32%, 11/23/31 (Call 11/23/26),
(5-year USD ICE Swap + 2.236%)(a)	6,258	6,034,196
4.42%, 07/24/39	4,181	3,666,852
5.05%, 04/16/29	4,325	4,316,716
5.20%, 04/16/26	4,075	4,072,396
5.41%, 08/10/33 (Call 08/10/32),
(1-year CMT + 2.680%)(a)	1,695	1,652,686
5.46%, 11/18/27	5,752	5,824,687
5.51%, 11/17/25	4,640	4,658,777
5.54%, 11/17/28	4,295	4,377,208
6.82%, 11/17/33	3,035	3,248,822
Wintrust Financial Corp., 4.85%, 06/06/29	817	746,358
Zions Bancorp NA, 3.25%, 10/29/29
(Call 07/29/29)	2,191	1,817,281
		5,913,431,417
Beverages — 0.5%
Anheuser-Busch
Companies LLC/Anheuser-Busch InBev
Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	60	58,591
4.70%, 02/01/36 (Call 08/01/35)	22,043	20,821,202
4.90%, 02/01/46 (Call 08/01/45)	38,256	35,166,877
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	4,718	4,182,929
4.70%, 02/01/36 (Call 08/01/35)	3,451	3,244,158
4.90%, 02/01/46 (Call 08/01/45)	6,414	5,823,683
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	5,201	4,804,276
3.75%, 07/15/42(b)	570	461,697
4.00%, 04/13/28 (Call 01/13/28)	10,485	10,176,859
4.35%, 06/01/40 (Call 12/01/39)	5,404	4,744,994
Security	Par (000)	Value

Beverages (continued)
4.38%, 04/15/38 (Call 10/15/37)	$5,403	$4,876,858
4.44%, 10/06/48 (Call 04/06/48)	8,010	6,820,143
4.50%, 06/01/50 (Call 12/01/49)	25	22,064
4.60%, 04/15/48 (Call 10/15/47)	2,049	1,801,474
4.75%, 01/23/29 (Call 10/23/28)	16,398	16,276,432
4.75%, 04/15/58 (Call 10/15/57)	2,540	2,231,836
4.90%, 01/23/31 (Call 10/23/30)	5,009	4,998,822
4.95%, 01/15/42	5,965	5,583,479
5.00%, 06/15/34 (Call 03/15/34)	3,278	3,221,490
5.45%, 01/23/39 (Call 07/23/38)	8,365	8,385,377
5.55%, 01/23/49 (Call 07/23/48)	16,000	16,015,697
5.80%, 01/23/59 (Call 07/23/58)	7,766	8,048,994
5.88%, 06/15/35	1,790	1,868,138
8.00%, 11/15/39	2,630	3,287,911
8.20%, 01/15/39	5,641	7,140,505
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	1,016	886,007
4.50%, 07/15/45 (Call 01/15/45)	1,780	1,565,461
4.75%, 04/15/33 (Call 01/15/33)	2,440	2,375,749
Coca-Cola Co. (The)
1.00%, 03/15/28	4,824	4,204,218
1.38%, 03/15/31.	4,150	3,310,731
1.45%, 06/01/27	4,207	3,818,315
1.50%, 03/05/28	3,957	3,519,342
1.65%, 06/01/30	5,229	4,339,061
2.00%, 03/05/31	4,136	3,444,746
2.13%, 09/06/29	5,543	4,858,448
2.25%, 01/05/32	9,165	7,649,682
2.50%, 06/01/40	4,698	3,298,175
2.50%, 03/15/51	6,255	3,772,514
2.60%, 06/01/50	6,984	4,325,845
2.75%, 06/01/60(b)	4,346	2,610,463
2.88%, 05/05/41	3,700	2,720,836
2.90%, 05/25/27	4,352	4,123,400
3.00%, 03/05/51	4,430	2,981,846
3.38%, 03/25/27	5,517	5,313,765
3.45%, 03/25/30	6,723	6,235,664
4.20%, 03/25/50	2,976	2,532,558
5.00%, 05/13/34 (Call 02/13/34)	3,345	3,336,128
5.30%, 05/13/54 (Call 11/13/53)	3,325	3,281,584
5.40%, 05/13/64 (Call 11/13/63)	3,325	3,275,617
Coca-Cola Consolidated Inc.
3.80%, 11/25/25 (Call 08/25/25)	3,764	3,677,615
5.25%, 06/01/29 (Call 05/01/29)	2,000	2,005,181
5.45%, 06/01/34 (Call 03/01/34)	2,010	2,020,133
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	4,458	3,419,229
2.75%, 01/22/30 (Call 10/22/29)	3,878	3,415,203
5.25%, 11/26/43	2,872	2,797,803
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	970	790,986
2.88%, 05/01/30 (Call 02/01/30)	2,835	2,477,466
3.15%, 08/01/29 (Call 05/01/29)	4,162	3,759,680
3.50%, 05/09/27 (Call 02/09/27)	2,580	2,454,666
3.60%, 02/15/28 (Call 11/15/27)	2,395	2,259,874
3.70%, 12/06/26 (Call 09/06/26)	3,935	3,785,376
3.75%, 05/01/50 (Call 11/01/49)	2,390	1,756,058
4.10%, 02/15/48 (Call 08/15/47)	2,651	2,079,956
4.35%, 05/09/27 (Call 04/09/27)	2,725	2,659,500
4.40%, 11/15/25 (Call 09/15/25)	3,099	3,053,169
4.50%, 05/09/47 (Call 11/09/46)	2,295	1,911,017

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.65%, 11/15/28 (Call 08/15/28)	$3,092	$3,023,485
4.75%, 12/01/25	2,767	2,736,048
4.75%, 05/09/32 (Call 02/09/32)	835	799,475
4.80%, 01/15/29 (Call 12/15/28)	1,865	1,833,071
4.90%, 05/01/33 (Call 02/01/33)	3,425	3,290,168
5.00%, 02/02/26 (Call 06/11/24)	830	828,754
5.25%, 11/15/48 (Call 05/15/48)	2,440	2,267,564
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	5,216	4,952,898
2.00%, 04/29/30 (Call 01/29/30)	6,096	5,147,513
2.13%, 04/29/32 (Call 01/29/32)	3,843	3,095,954
2.38%, 10/24/29 (Call 07/24/29)	2,535	2,224,462
3.88%, 05/18/28 (Call 02/18/28)	2,659	2,551,191
3.88%, 04/29/43 (Call 10/29/42)	2,532	2,079,081
5.20%, 10/24/25	4,145	4,137,405
5.30%, 10/24/27 (Call 09/24/27)	4,685	4,718,036
5.38%, 10/05/26 (Call 09/05/26)	3,630	3,650,039
5.50%, 01/24/33 (Call 10/24/32)	3,952	4,031,619
5.63%, 10/05/33 (Call 07/05/33)	2,700	2,787,853
5.88%, 09/30/36	2,660	2,798,740
Diageo Investment Corp.
4.25%, 05/11/42	1,012	881,283
7.45%, 04/15/35	2,190	2,545,455
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	1,225	862,975
4.38%, 05/10/43(b)	340	287,533
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	3,013	2,494,854
2.55%, 09/15/26 (Call 06/15/26)	2,588	2,434,909
3.20%, 05/01/30 (Call 02/01/30)	2,514	2,256,194
3.35%, 03/15/51 (Call 09/15/50)	2,905	1,973,882
3.40%, 11/15/25 (Call 08/15/25)	4,024	3,910,112
3.43%, 06/15/27 (Call 03/15/27)	2,968	2,818,629
3.80%, 05/01/50 (Call 11/01/49)	3,135	2,339,062
3.95%, 04/15/29 (Call 02/15/29)	5,205	4,926,297
4.05%, 04/15/32 (Call 01/15/32)	3,795	3,501,896
4.42%, 12/15/46 (Call 06/15/46)	2,597	2,175,164
4.50%, 11/15/45 (Call 05/15/45)	3,020	2,567,091
4.50%, 04/15/52 (Call 10/15/51)	3,400	2,834,489
4.60%, 05/25/28 (Call 02/25/28)	2,520	2,466,259
5.05%, 03/15/29 (Call 02/15/29)	1,985	1,971,621
5.09%, 05/25/48 (Call 11/25/47)	540	495,342
5.10%, 03/15/27 (Call 02/15/27)	1,635	1,630,429
5.30%, 03/15/34 (Call 12/15/33)	1,560	1,547,256
Series 10, 5.20%, 03/15/31 (Call 01/15/31)	2,405	2,385,737
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	7,241	6,899,057
4.20%, 07/15/46 (Call 01/15/46)	8,022	6,430,270
5.00%, 05/01/42	5,097	4,655,388
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	4,330	3,460,799
1.63%, 05/01/30 (Call 02/01/30)	4,728	3,934,546
1.95%, 10/21/31 (Call 07/21/31)	5,335	4,361,508
2.38%, 10/06/26 (Call 07/06/26)	4,867	4,587,284
2.63%, 03/19/27 (Call 01/19/27)	3,688	3,466,142
2.63%, 07/29/29 (Call 04/29/29)	5,018	4,520,441
2.63%, 10/21/41 (Call 04/21/41)	4,875	3,409,233
2.75%, 03/19/30 (Call 12/19/29)	6,648	5,910,376
2.75%, 10/21/51 (Call 04/21/51)	4,935	3,122,375
2.85%, 02/24/26 (Call 11/24/25)	4,384	4,226,986
2.88%, 10/15/49 (Call 04/15/49)	5,017	3,323,501
Security	Par (000)	Value

Beverages (continued)
3.00%, 10/15/27 (Call 07/15/27)	$6,056	$5,700,938
3.38%, 07/29/49 (Call 01/29/49)	3,595	2,603,520
3.45%, 10/06/46 (Call 04/06/46)	3,399	2,553,970
3.50%, 07/17/25 (Call 04/17/25)	3,941	3,866,396
3.50%, 03/19/40 (Call 09/19/39)	995	802,680
3.60%, 02/18/28 (Call 01/18/28)	4,245	4,073,107
3.60%, 08/13/42	1,370	1,084,169
3.63%, 03/19/50 (Call 09/19/49)	4,774	3,623,377
3.88%, 03/19/60 (Call 09/19/59)	605	470,406
3.90%, 07/18/32 (Call 04/18/32)	5,355	4,968,764
4.00%, 03/05/42	1,995	1,702,264
4.00%, 05/02/47 (Call 11/02/46)	2,735	2,223,694
4.20%, 07/18/52 (Call 01/18/52)	3,305	2,752,040
4.25%, 10/22/44 (Call 04/22/44)	530	454,061
4.45%, 05/15/28 (Call 04/15/28)(b)	3,225	3,192,078
4.45%, 02/15/33 (Call 11/15/32)(b)	3,210	3,173,865
4.45%, 04/14/46 (Call 10/14/45)	3,265	2,881,966
4.55%, 02/13/26 (Call 01/13/26)	3,091	3,068,772
4.65%, 02/15/53 (Call 08/15/52)	3,110	2,798,733
4.88%, 11/01/40	1,750	1,684,739
5.13%, 11/10/26 (Call 10/10/26)	3,065	3,077,805
5.25%, 11/10/25	4,405	4,417,928
5.50%, 01/15/40	460	469,175
7.00%, 03/01/29	4,525	4,940,064
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29 (Call 01/16/29)	1,770	1,741,823
4.65%, 02/16/27 (Call 01/16/27)	2,130	2,110,875
4.70%, 02/16/34 (Call 11/16/33)	1,800	1,741,500
		552,913,993
Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	7,733	6,726,055
2.00%, 01/15/32 (Call 10/15/31)	5,700	4,554,633
2.20%, 02/21/27 (Call 12/21/26)	3,747	3,464,074
2.30%, 02/25/31 (Call 11/25/30)	6,111	5,109,692
2.45%, 02/21/30 (Call 11/21/29)	4,602	3,985,369
2.60%, 08/19/26 (Call 05/19/26)	7,140	6,752,744
2.77%, 09/01/53 (Call 03/01/53)	5,405	3,224,035
2.80%, 08/15/41 (Call 02/15/41)	6,715	4,724,746
3.00%, 02/22/29 (Call 12/22/28)	1,665	1,524,871
3.00%, 01/15/52 (Call 07/15/51)(b)	6,647	4,324,158
3.15%, 02/21/40 (Call 08/21/39)	7,932	5,924,782
3.20%, 11/02/27 (Call 08/02/27)	4,652	4,368,863
3.35%, 02/22/32 (Call 11/22/31)	3,046	2,683,070
3.38%, 02/21/50 (Call 08/21/49)	8,555	6,011,434
4.05%, 08/18/29 (Call 06/18/29)	6,335	6,023,619
4.20%, 03/01/33 (Call 12/01/32)	4,350	4,009,540
4.20%, 02/22/52 (Call 08/22/51)	3,359	2,662,823
4.40%, 05/01/45 (Call 11/01/44)	9,379	7,904,620
4.40%, 02/22/62 (Call 08/22/61)	4,431	3,510,541
4.56%, 06/15/48 (Call 12/15/47)	5,839	4,937,752
4.66%, 06/15/51 (Call 12/15/50)	11,800	10,091,162
4.88%, 03/01/53 (Call 09/01/52)	4,505	3,965,159
4.95%, 10/01/41	3,807	3,519,469
5.15%, 03/02/28 (Call 02/02/28)	15,850	15,810,786
5.15%, 11/15/41 (Call 05/15/41)	4,420	4,149,701
5.25%, 03/02/30 (Call 01/02/30)	12,345	12,379,605
5.25%, 03/02/33 (Call 12/02/32)	16,565	16,439,416
5.51%, 03/02/26 (Call 06/11/24)	710	709,504
5.60%, 03/02/43 (Call 09/02/42)	11,740	11,624,523
5.65%, 06/15/42 (Call 12/15/41)	2,070	2,054,932

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
5.65%, 03/02/53 (Call 09/02/52)	$15,025	$14,820,264
5.75%, 03/15/40	340	344,162
5.75%, 03/02/63 (Call 09/02/62)	9,400	9,241,602
6.38%, 06/01/37	1,375	1,463,694
6.40%, 02/01/39	2,980	3,188,335
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	4,175	4,111,584
5.25%, 06/23/45 (Call 12/23/44)	2,048	1,935,700
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	7,750	6,529,054
3.15%, 05/01/50 (Call 11/01/49)	8,666	5,604,356
3.25%, 02/15/51 (Call 08/15/50)	5,001	3,317,215
4.05%, 09/15/25 (Call 06/15/25)	8,254	8,109,453
5.20%, 09/15/45 (Call 03/15/45)	2,032	1,857,721
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	2,626	2,481,060
3.70%, 03/15/32 (Call 12/15/31)	3,870	3,406,440
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	4,417	3,907,240
1.65%, 10/01/30 (Call 07/01/30)	3,748	3,055,399
2.60%, 10/01/40 (Call 04/01/40)	4,606	3,154,910
2.80%, 10/01/50 (Call 04/01/50)	6,635	4,136,091
2.95%, 03/01/27 (Call 12/01/26)	6,439	6,095,181
3.65%, 03/01/26 (Call 12/01/25)	9,188	8,931,454
4.00%, 09/01/36 (Call 03/01/36)	3,763	3,289,875
4.15%, 03/01/47 (Call 09/01/46)	7,740	6,257,233
4.50%, 02/01/45 (Call 08/01/44)	5,580	4,796,222
4.60%, 09/01/35 (Call 03/01/35)	4,843	4,546,146
4.75%, 03/01/46 (Call 09/01/45)	9,113	8,083,976
4.80%, 04/01/44 (Call 10/01/43)	5,041	4,532,281
5.25%, 10/15/33 (Call 07/15/33)(b)	2,775	2,775,905
5.55%, 10/15/53 (Call 04/15/53)	3,050	3,025,697
5.65%, 12/01/41 (Call 06/01/41)	4,267	4,285,849
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	775	633,668
5.75%, 12/13/27 (Call 11/13/27)	3,055	3,072,297
5.80%, 12/12/25 (Call 11/12/25)	3,355	3,356,299
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	6,122	4,986,013
2.80%, 09/15/50 (Call 03/15/50)	4,483	2,736,592
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	3,074	2,909,887
1.75%, 09/02/27 (Call 07/02/27)	4,386	3,912,737
2.15%, 09/02/31 (Call 06/02/31)	2,849	2,271,753
2.20%, 09/02/30 (Call 06/02/30)	3,469	2,866,763
3.30%, 09/02/40 (Call 03/02/40)	4,707	3,408,039
3.35%, 09/02/51 (Call 03/02/51)	3,030	1,929,939
3.55%, 09/02/50 (Call 03/02/50)	4,462	2,988,372
		345,528,136
Building Materials — 0.1%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)	2,838	2,641,666
2.70%, 02/15/31 (Call 11/15/30)	3,490	2,985,002
2.72%, 02/15/30 (Call 11/15/29)	9,198	8,071,036
3.38%, 04/05/40 (Call 10/05/39)	7,215	5,575,011
3.58%, 04/05/50 (Call 10/05/49)	7,581	5,516,639
5.80%, 11/30/25	5,660	5,686,946
5.90%, 03/15/34 (Call 12/15/33)	2,400	2,493,097
6.20%, 03/15/54 (Call 09/15/53)	1,220	1,308,212
CRH America Finance Inc., 5.40%, 05/21/34
(Call 02/21/34)	1,420	1,404,815
Security	Par (000)	Value

Building Materials (continued)
CRH SMW Finance DAC, 5.20%, 05/21/29
(Call 04/21/29)	$1,400	$1,392,611
Eagle Materials Inc., 2.50%, 07/01/31
(Call 04/01/31)	2,210	1,842,553
Fortune Brands Innovations Inc.
3.25%, 09/15/29 (Call 06/15/29)	3,787	3,410,326
4.00%, 06/15/25 (Call 03/15/25)	2,285	2,244,000
4.00%, 03/25/32 (Call 12/25/31)	2,155	1,942,723
4.50%, 03/25/52 (Call 09/25/51)	2,402	1,897,841
5.88%, 06/01/33 (Call 03/01/33)	2,264	2,279,646
Johnson Controls International PLC
3.90%, 02/14/26 (Call 11/14/25)	3,251	3,167,981
4.50%, 02/15/47 (Call 08/15/46)	2,572	2,154,935
4.63%, 07/02/44 (Call 01/02/44)	2,310	1,993,753
4.95%, 07/02/64 (Call 01/02/64)(e)	1,992	1,719,155
5.13%, 09/14/45 (Call 03/14/45)	1,047	954,871
6.00%, 01/15/36	879	916,010
Johnson Controls International PLC/Tyco Fire
& Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	2,755	2,255,211
2.00%, 09/16/31 (Call 06/16/31)	2,005	1,606,782
4.90%, 12/01/32 (Call 09/01/32)	1,910	1,859,719
5.50%, 04/19/29 (Call 03/19/29)	2,125	2,145,966
Lafarge SA, 7.13%, 07/15/36	930	1,016,252
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	1,660	1,578,439
1.70%, 08/01/27 (Call 06/01/27)	1,603	1,433,560
5.50%, 09/15/28 (Call 08/15/28)	2,250	2,258,611
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	2,100	1,733,666
3.20%, 07/15/51 (Call 01/15/51)	4,010	2,703,902
3.45%, 06/01/27 (Call 03/01/27)	2,053	1,953,705
3.50%, 12/15/27 (Call 09/15/27)	3,894	3,681,355
4.25%, 12/15/47 (Call 06/15/47)	3,185	2,594,391
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	2,896	2,496,968
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	2,917	2,541,682
2.00%, 10/01/30 (Call 07/01/30)	2,779	2,260,900
2.00%, 02/15/31 (Call 11/15/30)	1,440	1,169,556
3.13%, 02/15/51 (Call 08/15/50)	1,821	1,175,936
3.50%, 11/15/27 (Call 08/15/27)	2,658	2,504,685
4.50%, 05/15/47 (Call 11/15/46)	2,210	1,823,453
Mohawk Industries Inc.
3.63%, 05/15/30 (Call 02/15/30)(b)	1,700	1,552,196
5.85%, 09/18/28 (Call 08/18/28)	1,825	1,858,000
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	3,158	3,021,618
3.88%, 06/01/30 (Call 03/01/30)	2,195	2,040,642
3.95%, 08/15/29 (Call 05/15/29)	3,713	3,489,811
4.30%, 07/15/47 (Call 01/15/47)(b)	3,196	2,600,813
4.40%, 01/30/48 (Call 07/30/47)	2,369	1,922,642
5.50%, 06/15/27 (Call 05/15/27)	870	874,679
5.70%, 06/15/34 (Call 03/15/34)	1,850	1,862,109
5.95%, 06/15/54 (Call 12/15/53)	775	781,694
7.00%, 12/01/36	1,475	1,634,330
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (Call 01/21/26)	2,432	2,354,669
3.80%, 03/21/29 (Call 12/21/28)	4,190	3,967,252
4.50%, 03/21/49 (Call 09/21/48)	1,635	1,385,788
4.65%, 11/01/44 (Call 05/01/44)	1,463	1,294,851
5.25%, 03/03/33 (Call 12/03/32)	575	576,040

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	$2,388	$2,269,783
4.30%, 02/21/48 (Call 08/21/47)	1,183	975,230
5.75%, 06/15/43	2,922	2,960,764
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	4,505	4,088,686
3.90%, 04/01/27 (Call 01/01/27)	1,790	1,734,177
4.50%, 06/15/47 (Call 12/15/46)	3,224	2,712,103
4.70%, 03/01/48 (Call 09/01/47)	2,098	1,821,358
		150,172,803
Chemicals — 0.4%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	3,835	3,649,113
1.85%, 05/15/27 (Call 03/15/27)	6,917	6,341,801
2.05%, 05/15/30 (Call 02/15/30)	4,272	3,632,183
2.70%, 05/15/40 (Call 11/15/39)	3,021	2,152,917
2.80%, 05/15/50 (Call 11/15/49)	4,572	2,922,513
4.60%, 02/08/29 (Call 01/08/29)	5,090	5,023,196
4.75%, 02/08/31 (Call 12/08/30)	3,840	3,786,966
4.80%, 03/03/33 (Call 12/03/32)	3,325	3,252,034
4.85%, 02/08/34 (Call 11/08/33)	4,160	4,056,364
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	2,500	2,446,574
5.05%, 06/01/32 (Call 03/01/32)(b)	1,490	1,432,992
5.45%, 12/01/44 (Call 06/01/44)(b)	2,690	2,429,741
5.65%, 06/01/52 (Call 12/01/51)(b)	1,820	1,658,809
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)	580	542,214
5.00%, 06/30/32 (Call 03/30/32)	2,330	2,283,470
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	2,474	2,259,981
6.17%, 07/15/27 (Call 06/15/27)	9,155	9,280,011
6.33%, 07/15/29 (Call 05/15/29)	2,285	2,346,452
6.35%, 11/15/28 (Call 10/15/28)	3,995	4,101,335
6.38%, 07/15/32 (Call 04/15/32)	3,805	3,912,163
6.55%, 11/15/30 (Call 09/15/30)	4,285	4,475,177
6.70%, 11/15/33 (Call 08/15/33)	4,040	4,249,197
CF Industries Inc.
4.95%, 06/01/43	4,150	3,652,691
5.15%, 03/15/34	3,606	3,447,083
5.38%, 03/15/44	2,732	2,517,214
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(b)	1,431	1,200,614
3.60%, 11/15/50 (Call 05/15/50)	2,831	1,993,015
4.25%, 10/01/34 (Call 04/01/34)	3,224	2,950,301
4.38%, 11/15/42 (Call 05/15/42)	7,336	6,126,789
4.63%, 10/01/44 (Call 04/01/44)	2,565	2,197,579
4.80%, 11/30/28 (Call 08/30/28)	3,517	3,477,301
4.80%, 05/15/49 (Call 11/15/48)	3,135	2,680,363
5.15%, 02/15/34 (Call 11/15/33)	1,695	1,662,714
5.25%, 11/15/41 (Call 05/15/41)	5,491	5,143,479
5.55%, 11/30/48 (Call 05/30/48)	3,738	3,575,006
5.60%, 02/15/54 (Call 08/15/53)	1,345	1,298,019
6.30%, 03/15/33 (Call 12/15/32)(b)	875	926,291
6.90%, 05/15/53 (Call 11/15/52)	1,860	2,087,896
7.38%, 11/01/29	4,269	4,687,858
9.40%, 05/15/39	2,072	2,745,627
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	10,850	10,712,606
4.73%, 11/15/28 (Call 08/15/28)	10,137	10,064,076
5.32%, 11/15/38 (Call 05/15/38)	7,060	7,110,666
Security	Par (000)	Value

Chemicals (continued)
5.42%, 11/15/48 (Call 05/15/48)	$7,764	$7,826,378
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	1,356	1,316,456
4.65%, 10/15/44 (Call 04/15/44)	4,543	3,817,057
4.80%, 09/01/42 (Call 03/01/42)	2,862	2,487,180
5.63%, 02/20/34 (Call 11/20/33)	1,380	1,372,899
5.75%, 03/08/33 (Call 12/08/32)	1,845	1,857,759
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	3,340	2,647,423
1.65%, 02/01/27 (Call 01/01/27)	2,807	2,575,202
2.13%, 02/01/32 (Call 11/01/31)	2,960	2,422,252
2.13%, 08/15/50 (Call 02/15/50)	1,238	686,678
2.70%, 11/01/26 (Call 08/01/26)	5,349	5,070,644
2.70%, 12/15/51 (Call 06/15/51)	3,275	2,029,085
2.75%, 08/18/55 (Call 02/18/55)	5,679	3,428,911
3.25%, 12/01/27 (Call 09/01/27)	2,875	2,714,307
3.95%, 12/01/47 (Call 06/01/47)	610	493,179
4.80%, 03/24/30 (Call 12/24/29)	3,238	3,208,600
5.25%, 01/15/28 (Call 12/15/27)	3,370	3,399,019
5.50%, 12/08/41(b)	305	308,281
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	4,930	4,733,225
2.30%, 07/15/30 (Call 04/15/30)	3,522	3,008,679
4.50%, 05/15/26 (Call 04/15/26)	1,740	1,713,861
4.80%, 05/15/33 (Call 02/15/33)	460	444,985
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	2,338	2,212,826
3.45%, 10/01/29 (Call 07/01/29)	2,421	2,175,395
4.50%, 10/01/49 (Call 04/01/49)	2,865	2,209,206
5.15%, 05/18/26 (Call 04/18/26)	2,225	2,207,872
5.65%, 05/18/33 (Call 02/18/33)(b)	2,465	2,423,923
6.38%, 05/18/53 (Call 11/18/52)	2,415	2,409,137
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	2,340	1,923,109
4.50%, 05/01/29 (Call 02/01/29)	3,700	3,493,440
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	2,270	1,743,508
4.45%, 09/26/28 (Call 06/26/28)	1,465	1,405,888
5.00%, 09/26/48 (Call 03/26/48)	2,217	1,883,873
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	4,842	3,875,876
2.00%, 08/10/50 (Call 02/10/50)	2,495	1,339,422
3.20%, 01/30/26 (Call 10/30/25)	5,069	4,906,732
3.55%, 11/07/42 (Call 05/07/42)	2,312	1,833,947
4.70%, 12/05/25 (Call 11/05/25)	6,430	6,391,191
Lubrizol Corp. (The), 6.50%, 10/01/34	1,572	1,749,034
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	4,350	3,790,461
5.25%, 07/15/43	1,224	1,119,816
LYB International Finance II BV, 3.50%,
03/02/27 (Call 12/02/26)	1,520	1,452,629
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	3,347	3,157,058
2.25%, 10/01/30 (Call 07/01/30)	2,972	2,501,139
3.38%, 10/01/40 (Call 04/01/40)	3,518	2,589,901
3.63%, 04/01/51 (Call 10/01/50)	4,276	2,964,756
3.80%, 10/01/60 (Call 04/01/60)	3,436	2,330,037
4.20%, 10/15/49 (Call 04/15/49)	3,978	3,048,125
4.20%, 05/01/50 (Call 11/01/49)	4,332	3,323,319
5.50%, 03/01/34 (Call 12/01/33)	3,355	3,315,767
5.63%, 05/15/33 (Call 02/15/33)	2,710	2,747,027

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)	$3,827	$3,098,603
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	1,160	1,113,620
4.88%, 11/15/41 (Call 05/15/41)	1,090	953,910
5.38%, 11/15/28 (Call 10/15/28)	1,500	1,499,526
5.45%, 11/15/33 (Call 05/15/33)	1,817	1,793,968
5.63%, 11/15/43 (Call 05/15/43)	923	876,604
NewMarket Corp., 2.70%, 03/18/31
(Call 12/18/30)	1,981	1,642,519
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	1,999	1,764,645
3.95%, 05/13/50 (Call 11/13/49)	1,705	1,282,349
4.00%, 12/15/26 (Call 09/15/26)	3,049	2,949,608
4.13%, 03/15/35 (Call 09/15/34)	2,260	2,009,060
4.20%, 04/01/29 (Call 01/01/29)	4,125	3,950,888
4.90%, 03/27/28 (Call 02/27/28)	1,977	1,954,295
4.90%, 06/01/43 (Call 12/01/42)	2,439	2,167,877
5.00%, 04/01/49 (Call 10/01/48)	2,794	2,473,857
5.25%, 01/15/45 (Call 07/15/44)	2,107	1,942,457
5.63%, 12/01/40	1,071	1,036,568
5.80%, 03/27/53 (Call 09/27/52)	1,490	1,480,637
5.88%, 12/01/36	2,054	2,098,101
5.95%, 11/07/25	3,160	3,177,780
6.13%, 01/15/41 (Call 07/15/40)	335	342,906
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	4,395	4,081,200
2.55%, 06/15/30 (Call 03/15/30)	1,237	1,066,850
2.80%, 08/15/29 (Call 05/15/29)	1,895	1,688,481
3.75%, 03/15/28 (Call 12/15/27)	4,731	4,515,484
Rohm & Haas Co., 7.85%, 07/15/29	2,764	3,041,437
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	1,875	1,561,556
3.75%, 03/15/27 (Call 12/15/26)	3,015	2,878,597
4.25%, 01/15/48 (Call 07/15/47)	1,186	976,392
4.55%, 03/01/29 (Call 12/01/28)	1,989	1,915,210
5.25%, 06/01/45 (Call 12/01/44)	1,430	1,311,229
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	3,192	2,577,005
2.30%, 05/15/30 (Call 02/15/30)	2,233	1,902,218
2.90%, 03/15/52 (Call 09/15/51)	2,720	1,700,263
2.95%, 08/15/29 (Call 05/15/29)	3,777	3,384,112
3.30%, 05/15/50 (Call 11/15/49)	2,290	1,570,607
3.45%, 08/01/25 (Call 05/01/25)	2,834	2,764,968
3.45%, 06/01/27 (Call 03/01/27)	8,025	7,642,491
3.80%, 08/15/49 (Call 02/15/49)	3,410	2,565,827
3.95%, 01/15/26 (Call 10/15/25)	2,661	2,602,912
4.00%, 12/15/42 (Call 06/15/42)	1,210	969,910
4.25%, 08/08/25	2,650	2,612,941
4.50%, 06/01/47 (Call 12/01/46)	5,473	4,640,876
4.55%, 08/01/45 (Call 02/01/45)	1,272	1,078,532
Westlake Corp.
2.88%, 08/15/41 (Call 02/15/41)	2,268	1,528,329
3.13%, 08/15/51 (Call 02/15/51)	2,270	1,435,712
3.38%, 06/15/30 (Call 03/15/30)	1,875	1,679,306
3.38%, 08/15/61 (Call 02/15/61)	2,504	1,513,831
3.60%, 08/15/26 (Call 05/15/26)	4,174	4,007,481
4.38%, 11/15/47 (Call 05/15/47)	2,225	1,791,980
5.00%, 08/15/46 (Call 02/15/46)	3,010	2,657,471
		403,851,851
Security	Par (000)	Value

Coal — 0.0%
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)(b)	$265	$243,896
5.20%, 03/01/42 (Call 09/01/41)	1,178	1,050,264
5.40%, 02/01/43 (Call 08/01/42)	473	430,900
6.00%, 08/15/40 (Call 02/15/40)	2,130	2,110,626
6.13%, 10/01/35	1,794	1,823,890
6.25%, 07/15/41 (Call 01/15/41)	1,716	1,721,773
		7,381,349
Commercial Services — 0.3%
American University (The), Series 2019,
3.67%, 04/01/49(b)	3,120	2,402,117
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	7,277	5,838,448
1.70%, 05/15/28 (Call 03/15/28)	4,870	4,325,192
3.38%, 09/15/25 (Call 06/15/25)	6,436	6,302,801
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	2,973	2,644,813
3.88%, 08/15/30 (Call 05/15/30)	2,543	2,307,109
5.25%, 10/01/25 (Call 07/01/25)	1,559	1,546,326
Brown University, Series A, 2.92%, 09/01/50
(Call 03/01/50)	1,975	1,346,998
California Endowment (The), Series 2021,
2.50%, 04/01/51 (Call 10/01/50)	3,348	2,033,666
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/19)	794	520,876
4.32%, 08/01/45	842	749,203
4.70%, 11/01/2111	1,769	1,492,638
Case Western Reserve University, 5.41%,
06/01/2122 (Call 12/01/21)	1,283	1,213,014
Cintas Corp. No. 2
3.70%, 04/01/27 (Call 01/01/27)	6,147	5,940,360
4.00%, 05/01/32 (Call 02/01/32)	2,515	2,342,201
Claremont Mckenna College, 3.78%,
01/01/2122 (Call 07/01/21)	530	349,571
Cornell University, 4.84%, 06/15/34
(Call 03/15/34)(b)	2,000	1,977,697
Duke University
Series 2020, 2.68%, 10/01/44	1,626	1,162,910
Series 2020, 2.76%, 10/01/50	2,013	1,321,220
Series 2020, 2.83%, 10/01/55	2,670	1,701,617
Emory University
Series 2020, 2.14%, 09/01/30
(Call 06/01/30)	358	303,131
Series 2020, 2.97%, 09/01/50
(Call 03/01/50)	1,973	1,316,666
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	5,575	4,551,544
2.60%, 12/15/25 (Call 11/15/25)	3,212	3,070,788
3.10%, 05/15/30 (Call 02/15/30)	3,656	3,243,497
5.10%, 12/15/27 (Call 11/15/27)	3,300	3,271,306
5.10%, 06/01/28 (Call 05/01/28)	2,750	2,730,787
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50
(Call 12/01/49)	3,160	1,901,757
Series 2020, 2.82%, 06/01/70
(Call 12/01/69)	2,907	1,679,633
George Washington University (The)
4.87%, 09/15/45	1,825	1,705,798
Series 2014, 4.30%, 09/15/44	910	790,663
Series 2018, 4.13%, 09/15/48
(Call 03/15/48)	3,341	2,799,255

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Georgetown University (The)
5.12%, 04/01/53 (Call 10/01/52)(b)	$130	$126,809
Series 20A, 2.94%, 04/01/50
(Call 10/01/49)	1,584	1,050,843
Series A, 5.22%, (Call 04/01/18)	926	835,576
Series B, 4.32%, 04/01/49 (Call 10/01/48)	1,723	1,475,945
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	3,682	3,416,548
2.15%, 01/15/27 (Call 12/15/26)	3,607	3,326,337
2.90%, 05/15/30 (Call 02/15/30)	3,599	3,114,629
2.90%, 11/15/31 (Call 08/15/31)	3,469	2,890,455
3.20%, 08/15/29 (Call 05/15/29)	6,462	5,770,164
4.15%, 08/15/49 (Call 02/15/49)	3,114	2,343,751
4.45%, 06/01/28 (Call 03/01/28)	2,440	2,349,116
4.80%, 04/01/26 (Call 01/01/26)	4,087	4,027,650
4.95%, 08/15/27 (Call 07/15/27)	1,699	1,676,550
5.30%, 08/15/29 (Call 06/15/29)	2,240	2,212,348
5.40%, 08/15/32 (Call 05/15/32)	3,305	3,242,691
5.95%, 08/15/52 (Call 02/15/52)	3,395	3,282,837
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	3,674	3,372,128
2.65%, 07/15/31 (Call 04/15/31)	3,602	2,889,698
6.25%, 05/06/29 (Call 04/06/29)	1,520	1,541,147
6.50%, 05/06/34 (Call 02/06/34)	1,450	1,473,122
Howard University, 5.21%, 10/01/52
(Call 10/01/32)	978	891,698
Johns Hopkins University
4.71%, 07/01/32 (Call 04/01/32)	1,430	1,411,635
Series 2013, 4.08%, 07/01/53	2,413	2,023,446
Series A, 2.81%, 01/01/60 (Call 07/01/59)	1,435	900,747
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	1,280	1,153,095
2.41%, 06/01/50 (Call 12/01/49)	2,065	1,269,164
3.65%, 05/01/48 (Call 11/01/47)	2,731	2,184,541
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	1,648	1,154,765
3.89%, 07/01/2116	588	428,045
3.96%, 07/01/38	819	736,246
4.68%,	2,428	2,109,106
5.60%,	2,910	3,009,079
Series F, 2.99%, 07/01/50 (Call 01/01/50)	2,656	1,840,082
Series G, 2.29%, 07/01/51
(Call 01/01/51)(b)	1,584	934,954
Moody's Corp.
2.00%, 08/19/31 (Call 05/19/31)(b)	3,962	3,199,074
2.75%, 08/19/41 (Call 02/19/41)	2,715	1,870,680
3.10%, 11/29/61 (Call 05/29/61)	2,665	1,629,909
3.25%, 01/15/28 (Call 10/15/27)	2,974	2,813,477
3.25%, 05/20/50 (Call 11/20/49)	923	628,907
3.75%, 02/25/52 (Call 08/25/51)	1,390	1,038,802
4.25%, 02/01/29 (Call 11/01/28)(b)	2,936	2,841,728
4.25%, 08/08/32 (Call 05/08/32)	2,755	2,579,005
4.88%, 12/17/48 (Call 06/17/48)	1,405	1,264,002
5.25%, 07/15/44	2,151	2,052,630
Northeastern University, Series 2020, 2.89%,
10/01/50(b)	1,541	1,037,564
Northwestern University
4.64%, 12/01/44	1,530	1,429,103
Series 2017, 3.66%, 12/01/57
(Call 06/01/57)	1,559	1,179,130
Security	Par (000)	Value

Commercial Services (continued)
Series 2020, 2.64%, 12/01/50
(Call 06/01/50)(b)	$3,099	$2,016,322
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	5,764	5,552,034
2.30%, 06/01/30 (Call 03/01/30)	5,134	4,395,348
2.65%, 10/01/26 (Call 08/01/26)	6,486	6,127,951
2.85%, 10/01/29 (Call 07/01/29)	6,959	6,245,209
3.25%, 06/01/50 (Call 12/01/49)(b)	3,227	2,193,713
3.90%, 06/01/27 (Call 05/01/27)	1,110	1,074,285
4.40%, 06/01/32 (Call 03/01/32)	5,775	5,491,335
5.05%, 06/01/52 (Call 12/01/51)(b)	5,420	4,973,828
5.15%, 06/01/34 (Call 03/01/34)	2,500	2,459,407
5.25%, 06/01/62 (Call 12/01/61)	1,830	1,673,554
5.50%, 06/01/54 (Call 12/01/53)	2,500	2,422,724
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)(b)	2,834	1,770,544
3.15%, 07/15/46 (Call 01/15/46)	1,650	1,209,968
3.30%, 07/15/56 (Call 01/15/56)	2,006	1,427,286
3.75%, 11/15/52 (Call 05/15/52)	350	278,177
4.88%, 10/15/40	815	788,160
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	2,276	1,839,006
2.90%, 10/01/30 (Call 07/01/30)	3,635	3,170,805
3.05%, 10/01/41 (Call 04/01/41)	2,755	1,934,884
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	3,569	3,174,189
4.00%, 03/18/29 (Call 12/18/28)	6,447	6,152,375
4.75%, 05/20/32 (Call 02/20/32)	1,050	1,019,999
Rockefeller Foundation (The), Series 2020,
2.49%, 10/01/50 (Call 04/01/50)	4,949	3,032,398
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	3,628	2,909,981
2.30%, 08/15/60 (Call 02/15/60)	4,675	2,405,354
2.45%, 03/01/27 (Call 02/01/27)	4,385	4,085,170
2.50%, 12/01/29 (Call 09/01/29)(b)	3,522	3,089,699
2.70%, 03/01/29 (Call 01/01/29)	5,055	4,554,600
2.90%, 03/01/32 (Call 12/01/31)	3,351	2,880,444
2.95%, 01/22/27 (Call 10/22/26)	4,156	3,935,540
3.25%, 12/01/49 (Call 06/01/49)	3,478	2,443,579
3.70%, 03/01/52 (Call 09/01/51)	4,270	3,224,415
3.90%, 03/01/62 (Call 09/01/61)	1,929	1,434,486
4.25%, 05/01/29 (Call 02/01/29)	5,175	5,000,748
4.75%, 08/01/28 (Call 05/01/28)	5,180	5,129,738
5.25%, 09/15/33 (Call 06/15/33)(c)	1,477	1,487,528
Thomas Jefferson University, 3.85%, 11/01/57
(Call 05/01/57)	2,256	1,624,668
Triton Container International Ltd./TAL
International Container Corp., 3.25%,
03/15/32 (Call 12/15/31)	2,514	2,033,664
Trustees of Boston College, 3.13%, 07/01/52	1,753	1,221,416
Trustees of Boston University, Series CC,
4.06%, 10/01/48 (Call 04/01/48)	1,762	1,457,972
Trustees of Princeton University (The)
4.20%, 03/01/52 (Call 09/01/51)	1,210	1,044,578
5.70%, 03/01/39	2,490	2,651,151
Series 2020, 2.52%, 07/01/50
(Call 01/01/50)	3,082	1,979,682
Trustees of the University of
Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/18)	2,243	1,492,439
4.67%, 09/01/2112	220	190,134

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Series 2020, 2.40%, 10/01/50
(Call 04/01/50)	$1,473	$875,057
UL Solutions Inc., 6.50%, 10/20/28
(Call 09/20/28)(c)	1,060	1,102,640
University of Chicago (The)
4.00%, 10/01/53 (Call 04/01/53)	1,914	1,557,376
Series 20B, 2.76%, 04/01/45
(Call 10/01/44)	1,477	1,106,384
Series C, 2.55%, 04/01/50
(Call 10/01/49)(b)	2,161	1,410,366
University of Miami, 4.06%, 04/01/52	1,317	1,068,342
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	2,690	2,132,404
Series 2017, 3.39%, 02/15/48
(Call 08/15/47)	2,124	1,629,170
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	1,050	684,193
3.03%, 10/01/39	3,714	2,929,099
4.98%, 10/01/53 (Call 04/01/53)	1,385	1,343,799
5.25%, 10/01/2111(b)	973	933,920
Series 2017, 3.84%, 10/01/47
(Call 04/01/47)	2,113	1,721,285
Series 21A, 2.95%, 10/01/51
(Call 04/01/51)	2,245	1,513,437
Series A, 3.23%, 10/01/2120
(Call 04/01/20)	859	513,635
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	2,386	1,684,991
4.00%, 06/15/25 (Call 03/15/25)	1,818	1,785,784
4.13%, 03/15/29 (Call 12/15/28)	4,468	4,258,645
5.25%, 06/05/34 (Call 03/05/34)	1,590	1,556,719
5.50%, 06/15/45 (Call 12/15/44)	1,625	1,563,720
5.75%, 04/01/33 (Call 01/01/33)	2,540	2,592,850
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	3,166	2,386,323
4.35%, (Call 10/15/21)	1,239	974,058
William Marsh Rice University
3.57%, 05/15/45	1,055	846,098
3.77%, 05/15/55(b)	1,465	1,164,983
Yale University
Series 2020, 1.48%, 04/15/30
(Call 01/15/30)	1,479	1,227,160
Series 2020, 2.40%, 04/15/50
(Call 10/15/49)	1,638	1,007,560
		337,183,045
Computers — 0.5%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	3,061	2,581,720
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	5,953	5,640,726
0.70%, 02/08/26 (Call 01/08/26)	9,470	8,817,245
1.20%, 02/08/28 (Call 12/08/27)	7,087	6,238,330
1.25%, 08/20/30 (Call 05/20/30)	7,182	5,830,930
1.40%, 08/05/28 (Call 06/05/28)	8,355	7,308,620
1.65%, 05/11/30 (Call 02/11/30)	7,643	6,396,831
1.65%, 02/08/31 (Call 11/08/30)	5,680	4,669,429
1.70%, 08/05/31 (Call 05/05/31)	5,708	4,633,532
2.05%, 09/11/26 (Call 07/11/26)	8,637	8,096,382
2.20%, 09/11/29 (Call 06/11/29)	5,195	4,578,887
2.38%, 02/08/41 (Call 08/08/40)	4,810	3,309,255
2.40%, 08/20/50 (Call 02/20/50)(b)	3,591	2,165,628
2.45%, 08/04/26 (Call 05/04/26)	10,451	9,904,275
Security	Par (000)	Value

Computers (continued)
2.55%, 08/20/60 (Call 02/20/60)(b)	$11,352	$6,789,764
2.65%, 05/11/50 (Call 11/11/49)(b)	8,901	5,628,251
2.65%, 02/08/51 (Call 08/08/50)	8,540	5,367,400
2.70%, 08/05/51 (Call 02/05/51)	8,634	5,451,061
2.80%, 02/08/61 (Call 08/08/60)	4,623	2,810,305
2.85%, 08/05/61 (Call 02/05/61)	4,015	2,453,045
2.90%, 09/12/27 (Call 06/12/27)	8,726	8,218,947
2.95%, 09/11/49 (Call 03/11/49)	7,743	5,237,519
3.00%, 06/20/27 (Call 03/20/27)	6,050	5,739,504
3.00%, 11/13/27 (Call 08/13/27)	7,517	7,107,428
3.20%, 05/11/27 (Call 02/11/27)	7,792	7,455,738
3.25%, 02/23/26 (Call 11/23/25)	14,698	14,268,698
3.25%, 08/08/29 (Call 06/08/29)	5,920	5,506,130
3.35%, 02/09/27 (Call 11/09/26)	10,170	9,789,096
3.35%, 08/08/32 (Call 05/08/32)	7,535	6,788,679
3.45%, 02/09/45	10,791	8,382,942
3.75%, 09/12/47 (Call 03/12/47)	5,169	4,102,942
3.75%, 11/13/47 (Call 05/13/47)	6,542	5,197,311
3.85%, 05/04/43	12,058	10,094,908
3.85%, 08/04/46 (Call 02/04/46)	8,899	7,231,889
3.95%, 08/08/52 (Call 02/08/52)	7,890	6,356,384
4.00%, 05/10/28 (Call 04/10/28)	2,970	2,899,674
4.10%, 08/08/62 (Call 02/08/62)	5,195	4,168,145
4.15%, 05/10/30 (Call 03/10/30)(b)	3,000	2,929,139
4.25%, 02/09/47 (Call 08/09/46)	3,716	3,263,653
4.30%, 05/10/33 (Call 02/10/33)(b)	3,860	3,782,206
4.38%, 05/13/45	8,154	7,242,862
4.45%, 05/06/44	3,342	3,071,265
4.50%, 02/23/36 (Call 08/23/35)	5,368	5,220,295
4.65%, 02/23/46 (Call 08/23/45)	14,869	13,711,415
4.85%, 05/10/53 (Call 11/10/52)(b)	3,420	3,269,737
Booz Allen Hamilton Inc., 5.95%, 08/04/33
(Call 05/04/33)	1,217	1,251,014
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	2,721	2,489,042
2.30%, 09/14/31 (Call 06/14/31)	2,783	2,200,095
Dell Inc.
6.50%, 04/15/38	2,425	2,566,022
7.10%, 04/15/28	2,775	2,957,182
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)	6,255	4,580,488
3.45%, 12/15/51 (Call 06/15/51)	3,859	2,624,020
4.90%, 10/01/26 (Call 08/01/26)	8,764	8,665,956
5.25%, 02/01/28 (Call 01/01/28)	1,820	1,825,710
5.30%, 10/01/29 (Call 07/01/29)	6,685	6,691,857
5.40%, 04/15/34 (Call 01/15/34)	3,710	3,656,784
5.75%, 02/01/33 (Call 11/01/32)	2,230	2,280,135
5.85%, 07/15/25 (Call 06/15/25)	5,455	5,471,199
6.02%, 06/15/26 (Call 03/15/26)	4,298	4,335,191
6.10%, 07/15/27 (Call 05/15/27)(b)	3,460	3,541,374
6.20%, 07/15/30 (Call 04/15/30)	2,893	3,022,031
8.10%, 07/15/36 (Call 01/15/36)	4,122	4,920,485
8.35%, 07/15/46 (Call 01/15/46)	1,415	1,811,098
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	3,365	3,067,692
2.38%, 09/15/28 (Call 07/15/28)	3,157	2,701,420
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	3,710	3,421,065
2.20%, 03/15/31 (Call 12/15/30)	3,369	2,760,342

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Genpact Luxembourg SARL/Genpact USA Inc.
1.75%, 04/10/26 (Call 03/10/26)	$825	$770,490
6.00%, 06/04/29 (Call 05/04/29)	1,600	1,608,773
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	1,916	1,793,734
4.90%, 10/15/25 (Call 07/15/25)	10,236	10,163,634
5.25%, 07/01/28 (Call 06/01/28)(b)	2,635	2,652,920
6.10%, 04/01/26 (Call 06/11/24)	900	900,045
6.20%, 10/15/35 (Call 04/15/35)	3,800	4,011,753
6.35%, 10/15/45 (Call 04/15/45)	6,482	6,872,634
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	971	895,993
2.20%, 06/17/25 (Call 05/17/25)	6,176	5,983,963
2.65%, 06/17/31 (Call 03/17/31)	4,695	3,943,060
3.00%, 06/17/27 (Call 04/17/27)	4,764	4,463,360
3.40%, 06/17/30 (Call 03/17/30)	50	45,202
4.00%, 04/15/29 (Call 02/15/29)	4,820	4,569,783
4.20%, 04/15/32 (Call 01/15/32)	2,010	1,856,938
4.75%, 01/15/28 (Call 12/15/27)	4,510	4,446,606
5.50%, 01/15/33 (Call 10/15/32)(b)	5,315	5,316,106
6.00%, 09/15/41(b)	5,727	5,855,390
IBM International Capital Pte Ltd.
4.60%, 02/05/27 (Call 01/05/27)	3,500	3,447,247
4.60%, 02/05/29 (Call 01/05/29)	3,590	3,507,902
4.70%, 02/05/26	4,400	4,359,995
4.75%, 02/05/31 (Call 12/05/30)	3,300	3,210,362
4.90%, 02/05/34 (Call 11/05/33)	3,920	3,776,534
5.25%, 02/05/44 (Call 08/05/43)	2,930	2,760,791
5.30%, 02/05/54 (Call 08/05/53)	6,540	6,101,434
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	5,564	5,056,673
1.95%, 05/15/30 (Call 02/15/30)	6,110	5,112,998
2.20%, 02/09/27 (Call 01/09/27)	3,290	3,049,861
2.72%, 02/09/32 (Call 11/09/31)	2,185	1,862,749
2.85%, 05/15/40 (Call 11/15/39)	1,058	752,896
2.95%, 05/15/50 (Call 11/15/49)	2,499	1,584,889
3.30%, 05/15/26	10,644	10,270,607
3.30%, 01/27/27	2,913	2,788,877
3.43%, 02/09/52 (Call 08/09/51)	4,150	2,853,136
3.45%, 02/19/26	6,996	6,792,215
3.50%, 05/15/29	12,165	11,319,524
4.00%, 07/27/25	3,010	2,965,975
4.00%, 06/20/42	3,091	2,508,553
4.15%, 07/27/27 (Call 06/27/27)	3,598	3,504,635
4.15%, 05/15/39	9,459	8,082,644
4.25%, 05/15/49	10,845	8,757,199
4.40%, 07/27/32 (Call 04/27/32)	3,990	3,767,067
4.50%, 02/06/26	3,490	3,454,411
4.50%, 02/06/28 (Call 01/06/28)	3,620	3,554,830
4.70%, 02/19/46	2,834	2,510,716
4.75%, 02/06/33 (Call 11/06/32)(b)	3,617	3,499,395
4.90%, 07/27/52 (Call 01/27/52)	2,400	2,138,789
5.10%, 02/06/53 (Call 08/06/52)	2,625	2,421,365
5.60%, 11/30/39	1,840	1,864,065
5.88%, 11/29/32	3,329	3,483,795
6.22%, 08/01/27	2,202	2,276,530
6.50%, 01/15/28	1,440	1,515,300
7.00%, 10/30/25	4,865	4,974,871
7.13%, 12/01/96(b)	979	1,209,203
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	3,350	3,086,544
Security	Par (000)	Value

Computers (continued)
2.70%, 10/15/28 (Call 08/15/28)	$2,562	$2,271,087
3.15%, 10/15/31 (Call 07/15/31)	3,505	2,941,148
4.10%, 10/15/41 (Call 04/15/41)	1,225	940,784
6.35%, 02/20/34 (Call 11/20/33)	595	611,882
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	4,138	3,391,225
4.38%, 05/15/30 (Call 02/15/30)	1,553	1,460,597
5.75%, 03/15/33 (Call 12/15/32)	80	80,760
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	4,350	4,180,653
2.38%, 06/22/27 (Call 04/22/27)	2,421	2,216,559
2.70%, 06/22/30 (Call 03/22/30)	2,029	1,751,339
Teledyne FLIR LLC, 2.50%, 08/01/30
(Call 05/01/30)	1,921	1,620,759
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	2,009	1,732,914
3.10%, 02/01/32 (Call 11/01/31)	2,713	2,202,137
		582,285,129
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/25	1,455	1,423,202
3.10%, 08/15/27 (Call 07/15/27)	960	912,491
3.25%, 08/15/32 (Call 05/15/32)	2,850	2,527,924
3.70%, 08/01/47 (Call 02/01/47)	2,745	2,173,120
4.00%, 08/15/45	3,423	2,868,818
4.60%, 03/01/28 (Call 02/01/28)	829	826,223
4.60%, 03/01/33 (Call 12/01/32)	1,264	1,236,412
4.80%, 03/02/26	2,019	2,014,002
Conopco Inc., Series E, 7.25%, 12/15/26	1,517	1,596,811
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	3,575	2,922,165
2.38%, 12/01/29 (Call 09/01/29)	4,088	3,564,457
2.60%, 04/15/30 (Call 01/15/30)	3,764	3,285,572
3.13%, 12/01/49 (Call 06/01/49)	4,592	3,058,518
3.15%, 03/15/27 (Call 12/15/26)	3,417	3,257,628
4.15%, 03/15/47 (Call 09/15/46)	2,275	1,846,216
4.38%, 05/15/28 (Call 04/15/28)	2,480	2,428,407
4.38%, 06/15/45 (Call 12/15/44)	2,958	2,513,599
4.65%, 05/15/33 (Call 02/15/33)	140	135,065
5.00%, 02/14/34 (Call 11/14/33)	1,865	1,820,730
5.15%, 05/15/53 (Call 11/15/52)	1,375	1,295,736
6.00%, 05/15/37	2,752	2,893,071
Haleon U.S. Capital LLC
3.38%, 03/24/27 (Call 02/24/27)	7,545	7,183,543
3.38%, 03/24/29 (Call 01/24/29)	6,680	6,165,099
3.63%, 03/24/32 (Call 12/24/31)	6,450	5,751,740
4.00%, 03/24/52 (Call 09/24/51)(b)	4,970	3,936,485
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)	5,900	5,804,458
5.00%, 03/22/30 (Call 01/22/30)	4,290	4,285,369
5.05%, 03/22/28 (Call 02/22/28)	7,625	7,646,284
5.05%, 03/22/53 (Call 09/22/52)	6,460	6,064,706
5.10%, 03/22/43 (Call 09/22/42)	4,135	3,990,392
5.20%, 03/22/63 (Call 09/22/62)	3,325	3,124,574
5.35%, 03/22/26 (Call 02/22/26)	2,835	2,843,595
Procter & Gamble Co. (The)
0.55%, 10/29/25	5,784	5,436,071
1.00%, 04/23/26	1,640	1,526,024
1.20%, 10/29/30	7,235	5,827,440
1.90%, 02/01/27	1,890	1,753,682
1.95%, 04/23/31	2,092	1,756,302

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
2.30%, 02/01/32	$5,080	$4,317,186
2.45%, 11/03/26	4,035	3,810,040
2.70%, 02/02/26	3,794	3,655,412
2.80%, 03/25/27	3,872	3,671,686
2.85%, 08/11/27	4,681	4,414,917
3.00%, 03/25/30	7,730	7,066,725
3.50%, 10/25/47	1,835	1,427,929
3.55%, 03/25/40	2,525	2,092,382
3.60%, 03/25/50	1,372	1,076,369
3.95%, 01/26/28	3,145	3,071,855
4.05%, 01/26/33(b)	1,915	1,820,589
4.10%, 01/26/26	5,027	4,958,262
4.35%, 01/29/29	3,020	2,978,815
4.55%, 01/29/34	3,060	2,975,978
5.55%, 03/05/37	1,720	1,801,643
5.80%, 08/15/34	625	675,402
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	2,936	2,369,039
1.75%, 08/12/31 (Call 05/12/31)	3,795	3,063,937
2.00%, 07/28/26	3,672	3,447,774
2.13%, 09/06/29 (Call 06/06/29)	4,400	3,839,414
2.90%, 05/05/27 (Call 02/05/27)	7,425	7,035,618
3.10%, 07/30/25(b)	2,205	2,155,125
3.50%, 03/22/28 (Call 12/22/27)	5,864	5,578,451
4.88%, 09/08/28 (Call 08/08/28)	2,190	2,188,597
5.00%, 12/08/33 (Call 09/08/33)	2,691	2,681,238
5.90%, 11/15/32	4,945	5,240,164
Series 30Y, 2.63%, 08/12/51
(Call 02/12/51)	3,910	2,467,389
		207,577,867
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)	250	252,429
6.25%, 06/15/33 (Call 03/15/33)	315	323,771
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	2,921	2,268,676
4.20%, 05/15/47 (Call 11/15/46)	2,170	1,804,277
4.60%, 06/15/45 (Call 12/15/44)	4,135	3,697,864
		8,347,017
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	3,853	3,617,040
2.45%, 10/29/26 (Call 09/29/26)	10,638	9,897,544
3.00%, 10/29/28 (Call 08/29/28)	14,825	13,392,379
3.30%, 01/30/32 (Call 10/30/31)	16,909	14,402,783
3.40%, 10/29/33 (Call 07/29/33)	7,627	6,348,970
3.65%, 07/21/27 (Call 04/21/27)	5,855	5,534,932
3.85%, 10/29/41 (Call 04/29/41)	4,088	3,186,040
3.88%, 01/23/28 (Call 10/23/27)	4,252	4,008,573
4.45%, 10/01/25 (Call 08/01/25)	3,810	3,751,749
4.45%, 04/03/26 (Call 02/03/26)	3,738	3,663,963
4.63%, 10/15/27 (Call 08/15/27)	3,276	3,183,433
5.10%, 01/19/29 (Call 12/19/28)	3,000	2,956,729
5.30%, 01/19/34 (Call 10/19/33)	3,615	3,516,119
5.75%, 06/06/28 (Call 05/06/28)	2,890	2,913,406
6.10%, 01/15/27 (Call 12/15/26)	2,140	2,170,930
6.15%, 09/30/30 (Call 07/30/30)	3,185	3,277,608
6.45%, 04/15/27 (Call 03/15/27)	960	982,162
6.50%, 07/15/25 (Call 06/15/25)	4,662	4,697,463
Security	Par (000)	Value

Diversified Financial Services (continued)
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	$1,991	$1,761,905
3.50%, 08/01/25	2,279	2,223,918
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	2,888	2,666,762
2.10%, 09/01/28 (Call 07/01/28)	2,890	2,524,942
2.20%, 01/15/27 (Call 12/15/26)	2,115	1,944,824
2.88%, 01/15/26 (Call 12/15/25)	5,071	4,847,744
2.88%, 01/15/32 (Call 10/15/31)	4,243	3,540,976
3.00%, 02/01/30 (Call 11/01/29)	2,946	2,595,169
3.13%, 12/01/30 (Call 09/01/30)	2,218	1,929,115
3.25%, 10/01/29 (Call 07/01/29)	2,401	2,158,980
3.38%, 07/01/25 (Call 06/01/25)	2,877	2,806,455
3.63%, 04/01/27 (Call 01/01/27)	3,348	3,191,232
3.63%, 12/01/27 (Call 09/01/27)	2,504	2,356,625
3.75%, 06/01/26 (Call 04/01/26)	5,248	5,061,039
4.63%, 10/01/28 (Call 07/01/28)	2,594	2,509,181
5.10%, 03/01/29 (Call 02/01/29)	2,000	1,972,470
5.30%, 02/01/28 (Call 01/01/28)	2,990	2,977,927
5.85%, 12/15/27 (Call 11/15/27)	620	626,358
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	3,567	3,471,493
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	4,185	3,610,611
4.75%, 06/09/27 (Call 05/09/27)	3,490	3,388,225
6.85%, 01/03/30 (Call 01/03/29),
(1-day SOFR + 2.282%)(a)	2,950	3,027,582
6.99%, 06/13/29 (Call 06/13/28),
(1-day SOFR + 3.260%)(a)	2,020	2,088,525
7.10%, 11/15/27 (Call 10/15/27)(b)	3,305	3,435,531
8.00%, 11/01/31	10,680	11,693,281
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	4,084	3,746,517
2.55%, 03/04/27 (Call 02/01/27)	10,475	9,761,039
3.13%, 05/20/26 (Call 04/20/26)	6,690	6,418,493
3.30%, 05/03/27 (Call 04/03/27)	7,185	6,830,829
3.95%, 08/01/25 (Call 07/01/25)	10,100	9,932,326
4.05%, 05/03/29 (Call 03/03/29)	7,660	7,343,414
4.05%, 12/03/42	6,210	5,218,570
4.20%, 11/06/25 (Call 10/06/25)	4,665	4,593,732
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(a)	5,161	4,852,877
4.90%, 02/13/26 (Call 01/13/26)	7,335	7,284,223
4.99%, 05/26/33 (Call 02/26/32),
(1-day SOFR + 2.255%)(a)	3,075	2,955,621
5.04%, 05/01/34 (Call 05/01/33),
(1-day SOFR + 1.835%)(a)	5,170	5,053,641
5.10%, 02/16/28 (Call 02/16/27),
(1-day SOFR + 1.000%)(a)	3,605	3,583,106
5.28%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 1.280%)(a)	5,040	5,036,014
5.39%, 07/28/27 (Call 07/28/26),
(1-day SOFR + 0.970%)(a)	2,045	2,042,520
5.53%, 04/25/30 (Call 04/25/29),
(1-day SOFR +1.090%)(a)	4,925	4,970,032
5.63%, 07/28/34 (Call 04/27/33),
(1-day SOFR + 1.930%)(a)	850	845,816
5.65%, 04/23/27 (Call 04/23/26),
(1-day SOFR +0.750%)(a)	4,035	4,049,837
5.85%, 11/05/27 (Call 10/05/27)	6,510	6,659,178
5.92%, 04/25/35 (Call 01/25/34),
(1-day SOFR +1.630%)(a)	330	333,780

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
6.34%, 10/30/26 (Call 10/30/25),
(1-day SOFR + 1.330%)(a)	$4,155	$4,199,702
6.49%, 10/30/31 (Call 10/30/30),
(1-day SOFR + 1.940%)(a)	3,270	3,481,572
American Express Credit Corp., 3.30%,
05/03/27 (Call 04/03/27)	1,227	1,173,934
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	3,173	3,010,177
4.50%, 05/13/32 (Call 02/13/32)	2,620	2,505,775
5.15%, 05/15/33 (Call 02/15/33)	2,635	2,626,381
5.70%, 12/15/28 (Call 11/15/28)	2,240	2,288,520
Andrew W Mellon Foundation (The), Series
2020, 0.95%, 08/01/27 (Call 06/01/27)	3,490	3,090,257
Apollo Global Management Inc.
5.80%, 05/21/54 (Call 11/21/53)	20	19,773
6.38%, 11/15/33 (Call 08/15/33)	1,874	1,990,710
Ares Management Corp., 6.38%, 11/10/28
(Call 10/10/28)	200	207,791
BGC Group Inc., 8.00%, 05/25/28
(Call 04/25/28)	995	1,046,263
Blue Owl Finance LLC, 6.25%, 04/18/34
(Call 01/18/34)(c)	3,310	3,332,216
Brookfield Capital Finance LLC, 6.09%,
06/14/33 (Call 03/14/33)	1,600	1,638,574
Brookfield Finance I U.K. PLC/Brookfield
Finance Inc., 2.34%, 01/30/32
(Call 10/30/31)	4,650	3,722,650
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	2,790	2,357,591
3.50%, 03/30/51 (Call 09/30/50)	2,707	1,882,957
3.63%, 02/15/52 (Call 08/15/51)	1,867	1,300,271
3.90%, 01/25/28 (Call 10/25/27)	5,721	5,467,757
4.25%, 06/02/26 (Call 03/02/26)	2,614	2,558,360
4.35%, 04/15/30 (Call 01/15/30)	3,994	3,783,609
4.70%, 09/20/47 (Call 03/20/47)	3,906	3,326,713
4.85%, 03/29/29 (Call 12/29/28)	5,002	4,917,601
Brookfield Finance LLC/Brookfield
Finance Inc., 3.45%, 04/15/50
(Call 10/15/49)	2,690	1,838,560
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26),
(1-day SOFR + 0.855%)(a)	5,385	4,921,073
2.36%, 07/29/32 (Call 07/29/31),
(1-day SOFR + 1.337%)(a)	4,318	3,364,510
2.62%, 11/02/32 (Call 11/02/31),
(1-day SOFR + 1.265%)(a)	2,085	1,684,419
3.27%, 03/01/30 (Call 03/01/29),
(1-day SOFR + 1.790%)(a)	3,755	3,373,971
3.65%, 05/11/27 (Call 04/11/27)	4,177	3,986,001
3.75%, 07/28/26 (Call 06/28/26)	5,872	5,662,497
3.75%, 03/09/27 (Call 02/09/27)	6,179	5,921,548
3.80%, 01/31/28 (Call 12/31/27)	6,265	5,937,016
4.20%, 10/29/25 (Call 09/29/25)	6,173	6,048,407
4.93%, 05/10/28 (Call 05/10/27),
(1-day SOFR + 2.057%)(a)	7,705	7,579,703
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(a)	3,870	3,835,329
5.25%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 2.600%)(a)	3,215	3,139,818
5.27%, 05/10/33 (Call 05/10/32),
(1-day SOFR + 2.370%)(a)	4,800	4,618,595
Security	Par (000)	Value

Diversified Financial Services (continued)
5.47%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 2.080%)(a)	$3,862	$3,830,470
5.70%, 02/01/30 (Call 02/01/29),
(1-day SOFR + 1.905%)(a)	1,925	1,923,071
5.82%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 2.600%)(a)	4,685	4,621,419
6.05%, 02/01/35 (Call 02/01/34),
(1-day SOFR + 2.260%)(a)	3,750	3,765,358
6.31%, 06/08/29 (Call 06/08/28),
(1-day SOFR + 2.640%)(a)	6,810	6,948,339
6.38%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.860%)(a)	7,315	7,493,606
7.15%, 10/29/27 (Call 10/29/26),
(1-day SOFR + 2.440%)(a)	2,875	2,971,907
7.62%, 10/30/31 (Call 10/30/30),
(1-day SOFR + 3.070%)(a)	2,830	3,094,636
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	3,555	2,871,981
3.00%, 03/16/32 (Call 12/16/31)	2,180	1,866,320
3.65%, 01/12/27 (Call 10/12/26)	3,254	3,141,004
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	6,924	6,404,233
1.15%, 05/13/26 (Call 04/13/26)	5,873	5,427,102
1.65%, 03/11/31 (Call 12/11/30)	3,469	2,765,373
1.95%, 12/01/31 (Call 09/01/31)	4,151	3,308,204
2.00%, 03/20/28 (Call 01/20/28)	3,962	3,540,146
2.30%, 05/13/31 (Call 02/13/31)	4,418	3,685,481
2.45%, 03/03/27 (Call 02/03/27)	5,320	4,940,533
2.75%, 10/01/29 (Call 07/01/29)	2,199	1,966,911
2.90%, 03/03/32 (Call 12/03/31)	4,928	4,186,565
3.20%, 03/02/27 (Call 12/02/26)	3,617	3,431,168
3.20%, 01/25/28 (Call 10/25/27)	4,518	4,228,674
3.25%, 05/22/29 (Call 02/22/29)	2,885	2,643,286
3.30%, 04/01/27 (Call 01/01/27)	4,700	4,476,872
3.45%, 02/13/26 (Call 11/13/25)	2,318	2,245,678
4.00%, 02/01/29 (Call 11/01/28)	3,148	3,016,188
4.63%, 03/22/30 (Call 12/22/29)(b)	2,638	2,595,686
5.64%, 05/19/29 (Call 05/19/28),
(1-day SOFR + 2.210%)(a)	1,820	1,836,682
5.85%, 05/19/34 (Call 05/19/33),
(1-day SOFR + 2.500%)(a)	4,440	4,509,140
5.88%, 08/24/26 (Call 07/24/26)	2,655	2,685,023
6.14%, 08/24/34 (Call 08/24/33),
(1-day SOFR + 2.010%)(a)	3,785	3,916,049
6.20%, 11/17/29 (Call 11/17/28),
(1-day SOFR + 1.878%)(a)	4,190	4,330,985
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	4,578	3,584,539
4.10%, 06/15/51 (Call 12/15/50)	3,995	2,545,647
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	4,801	4,095,942
3.75%, 06/15/28 (Call 03/15/28)	6,373	6,145,387
4.15%, 06/15/48 (Call 12/15/47)	3,008	2,529,475
5.30%, 09/15/43 (Call 03/15/43)	4,019	4,024,473
Credit Suisse USA LLC, 7.13%, 07/15/32	2,796	3,081,658
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	3,800	3,649,379
4.50%, 01/30/26 (Call 11/30/25)	2,661	2,609,887
6.70%, 11/29/32 (Call 08/29/32)	2,380	2,488,225
7.96%, 11/02/34 (Call 11/02/33),
(1-day SOFR + 3.370%)(a)	3,940	4,430,774

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Eaton Vance Corp., 3.50%, 04/06/27
(Call 01/06/27)	$2,979	$2,846,821
Enact Holdings Inc., 6.25%, 05/28/29
(Call 04/28/29)	2,020	2,019,782
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	2,617	2,105,053
2.95%, 08/12/51 (Call 02/12/51)	1,445	901,517
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	6,543	5,049,730
2.10%, 06/15/30 (Call 03/15/30)	5,827	4,904,462
2.65%, 09/15/40 (Call 03/15/40)	3,428	2,392,279
3.00%, 06/15/50 (Call 12/15/49)	7,267	4,737,237
3.00%, 09/15/60 (Call 03/15/60)	3,391	2,042,973
3.10%, 09/15/27 (Call 06/15/27)	4,385	4,121,994
3.75%, 12/01/25 (Call 09/01/25)	8,486	8,286,313
3.75%, 09/21/28 (Call 06/21/28)(b)	3,377	3,207,220
4.00%, 09/15/27 (Call 08/15/27)	5,175	4,996,717
4.25%, 09/21/48 (Call 03/21/48)	6,535	5,390,843
4.35%, 06/15/29 (Call 04/15/29)	7,389	7,136,224
4.60%, 03/15/33 (Call 12/15/32)	6,200	5,898,990
4.95%, 06/15/52 (Call 12/15/51)	4,522	4,141,340
5.20%, 06/15/62 (Call 12/15/61)	4,505	4,221,346
5.25%, 06/15/31 (Call 04/15/31)	2,110	2,116,435
Invesco Finance PLC
3.75%, 01/15/26	2,313	2,249,311
5.38%, 11/30/43	1,589	1,501,057
Janus Henderson U.S. Holdings Inc., 4.88%,
08/01/25 (Call 05/01/25)	1,899	1,878,046
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	4,315	3,479,027
2.75%, 10/15/32 (Call 07/15/32)	2,365	1,872,837
4.15%, 01/23/30	5,790	5,340,241
4.85%, 01/15/27	4,663	4,589,682
5.88%, 07/21/28 (Call 06/21/28)	3,845	3,863,918
6.20%, 04/14/34 (Call 01/14/34)	2,890	2,900,928
6.25%, 01/15/36	3,003	3,044,292
6.45%, 06/08/27	2,756	2,812,168
6.50%, 01/20/43	1,429	1,484,343
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	1,756	1,676,218
4.38%, 03/11/29 (Call 12/11/28)	3,727	3,557,163
4.50%, 09/19/28 (Call 06/19/28)	1,398	1,349,512
6.00%, 03/15/31 (Call 01/15/31)	1,355	1,368,109
Legg Mason Inc.
4.75%, 03/15/26	2,083	2,064,215
5.63%, 01/15/44	2,553	2,485,291
LPL Holdings Inc.
5.70%, 05/20/27 (Call 04/20/27)	755	757,172
6.00%, 05/20/34 (Call 02/20/34)	1,010	1,012,747
6.75%, 11/17/28 (Call 10/17/28)	1,015	1,061,384
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	4,020	3,336,165
2.00%, 11/18/31 (Call 08/18/31)	4,510	3,689,809
2.95%, 11/21/26 (Call 08/21/26)	3,341	3,184,653
2.95%, 06/01/29 (Call 03/01/29)	7,544	6,892,562
2.95%, 03/15/51 (Call 09/15/50)	4,135	2,748,553
3.30%, 03/26/27 (Call 01/26/27)	5,795	5,549,085
3.35%, 03/26/30 (Call 12/26/29)	7,530	6,918,072
3.50%, 02/26/28 (Call 11/26/27)	3,170	3,022,897
3.65%, 06/01/49 (Call 12/01/48)	4,336	3,314,968
3.80%, 11/21/46 (Call 05/21/46)	2,637	2,097,953
Security	Par (000)	Value

Diversified Financial Services (continued)
3.85%, 03/26/50 (Call 09/26/49)	$7,409	$5,851,076
3.95%, 02/26/48 (Call 08/26/47)	2,996	2,436,871
4.85%, 03/09/33 (Call 12/09/32)	3,091	3,063,386
4.88%, 03/09/28 (Call 02/09/28)	3,850	3,866,777
4.88%, 05/09/34 (Call 02/09/34)	3,070	3,027,259
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	4,326	3,451,602
2.50%, 12/21/40 (Call 06/21/40)	2,075	1,359,223
3.25%, 04/28/50 (Call 10/28/49)	4,558	3,041,643
3.85%, 06/30/26 (Call 03/30/26)	5,241	5,086,787
3.95%, 03/07/52 (Call 09/07/51)	1,420	1,058,756
5.35%, 06/28/28 (Call 05/28/28)	4,485	4,507,815
5.55%, 02/15/34 (Call 11/15/33)	5,795	5,787,304
5.65%, 06/28/25	3,005	3,006,003
5.95%, 08/15/53 (Call 02/15/53)	1,269	1,287,364
6.10%, 06/28/63 (Call 12/28/62)	754	773,392
Nomura Holdings Inc.
1.65%, 07/14/26	5,885	5,419,610
1.85%, 07/16/25	5,750	5,503,336
2.17%, 07/14/28	5,047	4,428,268
2.33%, 01/22/27	5,843	5,385,946
2.61%, 07/14/31	4,780	3,921,516
2.68%, 07/16/30	4,090	3,467,686
2.71%, 01/22/29	2,780	2,455,538
3.00%, 01/22/32	4,020	3,351,363
3.10%, 01/16/30	4,550	3,999,325
5.10%, 07/03/25	3,768	3,738,452
5.39%, 07/06/27	2,905	2,895,354
5.61%, 07/06/29	2,540	2,544,567
5.71%, 01/09/26	3,021	3,021,589
5.84%, 01/18/28	2,475	2,501,189
6.07%, 07/12/28	2,940	3,000,363
6.09%, 07/12/33(b)	2,340	2,432,535
6.18%, 01/18/33(b)	2,220	2,314,408
ORIX Corp.
2.25%, 03/09/31(b)	3,150	2,624,118
3.70%, 07/18/27	3,253	3,098,168
4.00%, 04/13/32	2,538	2,332,829
5.00%, 09/13/27	1,913	1,892,056
5.20%, 09/13/32	2,305	2,302,502
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)	3,480	3,389,830
6.20%, 05/15/29 (Call 04/15/29)	2,200	2,211,973
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	3,115	2,292,991
4.65%, 04/01/30 (Call 01/01/30)	2,232	2,174,809
4.95%, 07/15/46	3,679	3,313,243
Stifel Financial Corp., 4.00%, 05/15/30
(Call 02/15/30)	2,087	1,910,152
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	2,156	1,732,775
3.70%, 08/04/26 (Call 05/04/26)	2,817	2,675,888
3.95%, 12/01/27 (Call 09/01/27)	5,557	5,202,041
4.50%, 07/23/25 (Call 04/23/25)	4,727	4,639,743
4.88%, 06/13/25 (Call 05/13/25)	1,970	1,947,438
5.15%, 03/19/29 (Call 12/19/28)	3,492	3,348,634
TPG Operating Group II LP, 5.88%, 03/05/34
(Call 12/05/33)	1,260	1,256,513
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	3,464	3,055,496
1.10%, 02/15/31 (Call 11/15/30)	6,097	4,808,033

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
1.90%, 04/15/27 (Call 02/15/27)	$6,956	$6,405,349
2.00%, 08/15/50 (Call 02/15/50)	7,783	4,324,414
2.05%, 04/15/30 (Call 01/15/30)	9,211	7,872,653
2.70%, 04/15/40 (Call 10/15/39)	4,314	3,128,262
2.75%, 09/15/27 (Call 06/15/27)	3,654	3,418,912
3.15%, 12/14/25 (Call 09/14/25)	19,515	18,954,792
3.65%, 09/15/47 (Call 03/15/47)	2,384	1,849,152
4.15%, 12/14/35 (Call 06/14/35)	9,109	8,470,150
4.30%, 12/14/45 (Call 06/14/45)	13,654	11,855,287
Voya Financial Inc.
3.65%, 06/15/26	2,962	2,854,714
4.70%, 01/23/48 (Call 01/23/28),
(3-mo. LIBOR US + 2.084%)(a)	1,779	1,518,957
4.80%, 06/15/46	1,424	1,206,730
5.70%, 07/15/43	2,563	2,472,428
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	2,947	2,730,577
2.75%, 03/15/31 (Call 12/15/30)	2,260	1,877,804
6.20%, 11/17/36	2,337	2,367,800
		964,241,505
Electric — 2.2%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	1,755	1,152,042
3.80%, 10/01/47 (Call 04/01/47)	2,206	1,569,022
3.95%, 06/01/28 (Call 03/01/28)	2,142	2,025,818
4.70%, 05/15/32 (Call 02/15/32)	1,590	1,496,260
5.25%, 05/15/52 (Call 11/15/51)	2,500	2,246,889
5.40%, 06/01/33 (Call 03/01/33)	1,300	1,265,050
5.45%, 05/15/29 (Call 04/15/29)	1,520	1,518,996
5.70%, 05/15/34 (Call 02/15/34)	1,510	1,495,609
Series G, 4.15%, 05/01/49 (Call 11/01/48)	1,701	1,279,799
Series H, 3.45%, 01/15/50 (Call 07/15/49)	2,447	1,628,524
Series I, 2.10%, 07/01/30 (Call 04/01/30)	3,095	2,557,169
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	2,063	1,960,176
3.15%, 09/15/49 (Call 03/15/49)	609	399,752
3.75%, 12/01/47 (Call 06/01/47)	2,915	2,176,428
3.80%, 06/15/49 (Call 12/15/48)	1,876	1,390,405
4.00%, 12/01/46 (Call 06/01/46)	1,740	1,381,001
4.25%, 09/15/48 (Call 03/15/48)	1,962	1,577,467
4.50%, 06/15/52 (Call 12/01/51)	1,490	1,240,868
5.15%, 04/01/34 (Call 01/01/34)	1,135	1,111,517
5.40%, 03/15/53 (Call 09/15/52)	1,720	1,646,963
Series M, 3.65%, 04/01/50 (Call 10/01/49)	2,030	1,474,437
Series N, 2.75%, 08/15/51 (Call 02/15/51)	1,504	902,559
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	4,820	4,507,366
2.45%, 01/15/31 (Call 10/15/30)	5,355	4,397,690
5.45%, 06/01/28 (Call 05/01/28)	3,190	3,174,777
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	2,710	1,756,336
3.05%, 03/15/32 (Call 12/15/31)	500	430,815
3.13%, 07/15/51 (Call 01/15/51)	2,575	1,706,772
3.45%, 10/01/49 (Call 04/01/49)	2,588	1,841,922
3.75%, 09/01/27 (Call 08/01/27)(b)	2,140	2,058,368
3.75%, 03/01/45 (Call 09/01/44)	3,058	2,362,132
3.85%, 12/01/42	1,437	1,148,625
3.94%, 09/01/32 (Call 03/01/32)	2,640	2,416,373
4.15%, 08/15/44 (Call 02/15/44)	2,130	1,750,580
4.30%, 01/02/46 (Call 07/02/45)	1,442	1,203,937
5.85%, 11/15/33 (Call 05/15/33)	925	960,316
Security	Par (000)	Value

Electric (continued)
6.00%, 03/01/39	$564	$582,450
6.13%, 05/15/38	1,240	1,285,449
Series 20-A, 1.45%, 09/15/30
(Call 06/15/30)	3,234	2,610,664
Series A, 4.30%, 07/15/48 (Call 01/15/48)	2,511	2,058,726
Series B, 3.70%, 12/01/47 (Call 06/01/47)	1,606	1,212,885
Algonquin Power & Utilities Corp., 5.37%,
06/15/26(e)	690	685,337
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	1,421	1,248,720
1.95%, 03/15/27 (Call 02/15/27)	3,705	3,386,948
3.50%, 01/15/31 (Call 10/15/30)	3,265	2,925,004
3.65%, 02/15/26 (Call 11/15/25)	2,753	2,668,195
5.00%, 01/15/29 (Call 12/15/28)	2,659	2,617,300
5.70%, 12/01/26 (Call 11/01/26)	2,600	2,615,099
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	1,547	1,238,537
2.90%, 06/15/51 (Call 12/15/50)	1,669	1,047,876
3.25%, 03/15/50 (Call 09/15/49)	1,792	1,218,620
3.70%, 12/01/47 (Call 06/01/47)	2,856	2,162,630
3.80%, 05/15/28 (Call 02/15/28)	2,362	2,254,715
3.85%, 09/01/32 (Call 06/01/32)	2,045	1,848,169
4.15%, 03/15/46 (Call 09/15/45)	1,666	1,365,730
4.50%, 03/15/49 (Call 09/15/48)	2,759	2,369,965
4.95%, 06/01/33 (Call 03/01/33)	1,980	1,923,720
5.90%, 12/01/52 (Call 06/01/52)	1,875	1,936,779
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	1,451	1,223,527
3.20%, 11/13/27 (Call 08/13/27)	2,588	2,413,995
3.25%, 03/01/50 (Call 09/01/49)	1,097	719,944
3.88%, 02/15/62 (Call 11/15/26),
(5-year CMT + 2.675%)(a)	3,405	3,110,408
5.20%, 01/15/29 (Call 12/15/28)	4,810	4,778,425
5.63%, 03/01/33 (Call 12/01/32)	2,241	2,228,477
5.70%, 08/15/25	915	915,401
5.75%, 11/01/27 (Call 10/01/27)	2,695	2,734,202
5.95%, 11/01/32 (Call 08/01/32)	1,804	1,842,503
Series J, 4.30%, 12/01/28 (Call 09/01/28)	2,805	2,689,007
Series N, 1.00%, 11/01/25 (Call 10/01/25)	1,047	981,722
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	1,311	1,281,131
4.40%, 05/15/44 (Call 11/15/43)	1,694	1,355,503
4.45%, 06/01/45 (Call 12/01/44)	1,828	1,466,292
4.50%, 08/01/32 (Call 05/01/32)	2,810	2,582,945
5.65%, 04/01/34 (Call 01/01/34)	1,610	1,590,221
7.00%, 04/01/38	2,090	2,278,562
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	662	557,606
Series X, 3.30%, 06/01/27 (Call 03/01/27)	2,184	2,055,355
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	2,385	1,890,022
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	2,110	1,455,269
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	1,930	1,546,294
2.60%, 08/15/29 (Call 05/15/29)	2,235	1,964,674
2.65%, 09/15/50 (Call 03/15/50)	1,291	746,329
2.95%, 09/15/27 (Call 06/15/27)	1,554	1,443,325
3.35%, 05/15/50 (Call 11/15/49)	2,262	1,509,310
3.50%, 12/01/49 (Call 06/01/49)	2,218	1,500,676
3.75%, 05/15/46 (Call 11/15/45)	1,776	1,303,683
4.20%, 08/15/48 (Call 02/15/48)	1,453	1,126,679
4.25%, 03/01/49 (Call 09/01/48)	1,935	1,503,348
4.35%, 11/15/45 (Call 05/15/45)	1,672	1,358,687

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.50%, 04/01/42 (Call 10/01/41)	$1,995	$1,682,826
5.05%, 09/01/41 (Call 03/01/41)	1,355	1,234,114
5.55%, 08/01/33 (Call 05/01/33)	1,995	1,974,324
5.70%, 08/15/34 (Call 05/15/34)	1,290	1,289,269
6.35%, 12/15/32 (Call 09/15/32)	1,645	1,722,348
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	1,579	1,312,569
4.00%, 10/15/28 (Call 07/15/28)	1,507	1,438,356
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	4,228	3,902,786
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	2,225	1,659,935
4.35%, 06/01/48 (Call 12/01/47)	1,920	1,557,830
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	2,815	2,337,682
2.40%, 08/15/26 (Call 05/15/26)	1,393	1,313,938
2.90%, 06/15/50 (Call 12/15/49)	1,705	1,062,727
3.20%, 09/15/49 (Call 03/15/49)	1,940	1,290,954
3.50%, 08/15/46 (Call 02/15/46)	2,530	1,850,273
3.75%, 08/15/47 (Call 02/15/47)	1,649	1,233,122
4.25%, 09/15/48 (Call 03/15/48)	1,414	1,143,906
4.55%, 06/01/52 (Call 12/01/51)	2,032	1,709,594
5.40%, 06/01/53 (Call 12/01/52)(b)	2,365	2,266,671
6.35%, 10/01/36	1,090	1,154,272
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	3,306	2,604,905
2.85%, 05/15/51 (Call 11/15/50)	6,335	3,866,279
3.25%, 04/15/28 (Call 01/15/28)	3,992	3,734,260
3.70%, 07/15/30 (Call 04/15/30)	5,465	5,045,631
3.80%, 07/15/48 (Call 01/15/48)	3,876	2,846,382
4.25%, 10/15/50 (Call 04/15/50)	3,537	2,763,232
4.45%, 01/15/49 (Call 07/15/48)	4,236	3,465,950
4.50%, 02/01/45 (Call 08/01/44)	2,744	2,379,774
4.60%, 05/01/53 (Call 11/01/52)	4,265	3,528,854
5.15%, 11/15/43 (Call 05/15/43)	2,938	2,762,624
5.95%, 05/15/37	2,628	2,696,970
6.13%, 04/01/36	5,408	5,643,750
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	1,457	1,211,266
3.05%, 10/15/29 (Call 07/15/29)	2,722	2,413,746
3.15%, 01/15/27 (Call 07/15/26)	2,794	2,640,229
3.88%, 10/15/49 (Call 04/15/49)	1,924	1,359,739
3.95%, 01/15/26 (Call 07/15/25)	2,184	2,129,332
4.20%, 09/15/46 (Call 03/15/46)	950	722,895
4.35%, 05/01/33 (Call 02/01/33)	855	765,519
5.95%, 03/15/28 (Call 02/15/28)	2,760	2,812,798
6.00%, 01/15/35 (Call 10/15/34)	1,135	1,135,963
6.15%, 05/15/34 (Call 02/15/34)	575	584,393
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	1,755	1,346,947
3.60%, 03/01/52 (Call 09/01/51)	710	511,948
3.95%, 03/01/48 (Call 09/01/47)	2,638	2,063,657
4.50%, 04/01/44 (Call 10/01/43)	2,703	2,348,890
4.95%, 04/01/33 (Call 01/01/33)	1,075	1,046,205
5.15%, 03/01/34 (Call 12/01/33)	1,100	1,084,443
5.20%, 10/01/28 (Call 09/01/28)	1,985	1,992,978
5.30%, 04/01/53 (Call 10/01/52)	280	270,330
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	1,260	1,193,070
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	2,247	1,837,180
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	2,350	1,497,091
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	1,675	1,404,300
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	1,340	931,478
Security	Par (000)	Value

Electric (continued)
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	$1,045	$893,724
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	2,545	2,405,998
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	1,160	1,030,798
Series K2, 6.95%, 03/15/33	285	315,901
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	1,998	1,879,547
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	2,510	2,322,839
2.65%, 06/01/31 (Call 03/01/31)	1,530	1,284,875
2.95%, 03/01/30 (Call 12/01/29)	3,228	2,844,113
3.70%, 09/01/49 (Call 03/01/49)	2,750	1,958,770
5.25%, 08/10/26	1,410	1,405,045
5.40%, 06/01/29 (Call 05/01/29)	1,975	1,974,514
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	3,219	3,098,892
4.97%, 05/01/46 (Call 11/01/45)	1,709	1,399,804
Cleveland Electric Illuminating Co. (The),
5.95%, 12/15/36	1,219	1,215,423
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	739	706,011
3.45%, 08/15/27 (Call 05/15/27)	2,448	2,326,101
3.75%, 12/01/50 (Call 09/01/30),
(5-year CMT + 2.900%)(a)	1,640	1,354,258
4.75%, 06/01/50 (Call 03/01/30),
(5-year CMT + 4.116%)(a)	3,365	3,088,160
4.88%, 03/01/44 (Call 09/01/43)	1,555	1,402,610
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	2,405	2,039,252
2.55%, 06/15/26 (Call 03/15/26)	2,160	2,050,558
3.00%, 03/01/50 (Call 09/01/49)	2,300	1,473,814
3.15%, 03/15/32 (Call 12/15/31)	725	629,144
3.65%, 06/15/46 (Call 12/15/45)	3,214	2,395,851
3.70%, 08/15/28 (Call 05/15/28)	3,615	3,418,220
3.70%, 03/01/45 (Call 09/01/44)	1,780	1,362,284
3.80%, 10/01/42 (Call 04/01/42)	1,044	824,588
4.00%, 03/01/48 (Call 09/01/47)	3,510	2,729,426
4.00%, 03/01/49 (Call 09/01/48)	2,106	1,625,312
4.35%, 11/15/45 (Call 05/15/45)	2,291	1,910,667
4.60%, 08/15/43 (Call 02/15/43)	1,235	1,078,789
4.70%, 01/15/44 (Call 07/15/43)	1,295	1,151,189
4.90%, 02/01/33 (Call 11/01/32)	985	959,323
5.30%, 06/01/34 (Call 03/01/34)	925	921,369
5.30%, 02/01/53 (Call 08/01/52)	1,930	1,819,959
5.65%, 06/01/54 (Call 12/01/53)	820	814,736
5.90%, 03/15/36	1,574	1,628,867
6.45%, 01/15/38	2,082	2,231,898
Series 122, 2.95%, 08/15/27
(Call 05/15/27)	2,697	2,519,183
Series 123, 3.75%, 08/15/47
(Call 02/15/47)	3,080	2,320,323
Series 127, 3.20%, 11/15/49
(Call 05/15/49)	1,768	1,174,627
Series 130, 3.13%, 03/15/51
(Call 09/15/50)	3,130	2,038,860
Series 131, 2.75%, 09/01/51
(Call 03/01/51)	1,430	856,130
Series 133, 3.85%, 03/15/52
(Call 09/15/51)	1,440	1,073,068
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	3,811	3,024,478
4.30%, 04/15/44 (Call 10/15/43)	2,430	2,052,399
4.90%, 07/01/33 (Call 04/01/33)	1,195	1,159,110

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.25%, 01/15/53 (Call 07/15/52)	$2,300	$2,193,443
Series A, 0.75%, 12/01/25 (Call 11/01/25)	915	856,338
Series A, 2.05%, 07/01/31 (Call 04/01/31)	2,505	2,035,370
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,808	2,671,368
Series A, 4.15%, 06/01/45 (Call 12/01/44)	455	376,497
Connecticut Light and Power Co. (The),
4.65%, 01/01/29 (Call 12/01/28)	1,535	1,508,452
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	3,725	3,126,722
3.20%, 12/01/51 (Call 06/01/51)	930	614,989
3.60%, 06/15/61 (Call 12/15/60)	3,518	2,419,193
3.70%, 11/15/59 (Call 05/15/59)	2,988	2,060,032
3.80%, 05/15/28 (Call 02/15/28)	3,396	3,237,351
3.85%, 06/15/46 (Call 12/15/45)	3,284	2,526,504
3.95%, 03/01/43 (Call 09/01/42)	1,801	1,437,416
4.45%, 03/15/44 (Call 09/15/43)	3,418	2,920,161
4.50%, 12/01/45 (Call 06/01/45)	2,947	2,502,371
4.50%, 05/15/58 (Call 11/15/57)	2,944	2,396,295
4.63%, 12/01/54 (Call 06/01/54)	2,537	2,151,567
5.20%, 03/01/33 (Call 12/01/32)	2,060	2,056,334
5.38%, 05/15/34 (Call 02/15/34)	1,400	1,397,210
5.50%, 03/15/34 (Call 12/15/33)	2,831	2,867,738
5.70%, 06/15/40	1,987	1,982,593
5.70%, 05/15/54 (Call 11/15/53)	1,400	1,391,282
5.90%, 11/15/53 (Call 05/15/53)	3,050	3,132,629
6.15%, 11/15/52 (Call 05/15/52)	3,290	3,490,258
Series 05-A, 5.30%, 03/01/35	1,140	1,130,216
Series 06-A, 5.85%, 03/15/36	2,537	2,597,257
Series 06-B, 6.20%, 06/15/36	1,012	1,066,184
Series 07-A, 6.30%, 08/15/37	1,203	1,273,126
Series 08-B, 6.75%, 04/01/38	2,033	2,251,456
Series 09-C, 5.50%, 12/01/39	2,491	2,447,951
Series 12-A, 4.20%, 03/15/42	2,023	1,682,144
Series 2017, 3.88%, 06/15/47
(Call 12/15/46)	2,792	2,158,289
Series 20A, 3.35%, 04/01/30
(Call 01/01/30)	3,484	3,175,249
Series 20B, 3.95%, 04/01/50
(Call 10/01/49)	4,824	3,761,454
Series A, 4.13%, 05/15/49 (Call 11/15/48)	2,907	2,286,000
Series B, 3.13%, 11/15/27 (Call 08/15/27)	803	751,102
Series C, 3.00%, 12/01/60 (Call 06/01/60)	2,108	1,244,438
Series C, 4.00%, 11/15/57 (Call 05/15/57)	1,395	1,039,902
Series C, 4.30%, 12/01/56 (Call 06/01/56)	2,179	1,721,334
Series D, 4.00%, 12/01/28 (Call 09/01/28)	2,727	2,620,061
Series E, 4.65%, 12/01/48 (Call 06/01/48)	2,874	2,448,923
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	4,512	4,422,042
5.60%, 03/01/28 (Call 02/01/28)	2,515	2,537,363
5.60%, 06/15/42 (Call 12/15/41)	3,513	3,379,586
5.75%, 10/01/41 (Call 04/01/41)	3,926	3,831,151
5.75%, 03/15/54 (Call 09/15/53)	3,075	2,981,955
5.80%, 03/01/33 (Call 12/01/32)	2,730	2,776,426
6.13%, 01/15/34 (Call 10/15/33)	2,125	2,211,103
6.25%, 10/01/39	1,902	1,967,232
6.50%, 10/01/53 (Call 04/01/53)	2,135	2,277,130
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	2,065	1,162,882
2.65%, 08/15/52 (Call 02/15/52)	317	191,739
3.10%, 08/15/50 (Call 02/15/50)	2,250	1,579,235
3.25%, 08/15/46 (Call 02/15/46)	2,158	1,569,347
Security	Par (000)	Value

Electric (continued)
3.50%, 08/01/51 (Call 02/01/51)	$2,356	$1,763,471
3.60%, 08/15/32 (Call 02/15/32)	1,140	1,015,318
3.75%, 02/15/50 (Call 08/15/49)	1,171	891,317
3.80%, 11/15/28 (Call 08/15/28)	886	842,044
3.95%, 05/15/43 (Call 11/15/42)	1,401	1,137,037
3.95%, 07/15/47 (Call 01/15/47)	1,473	1,181,698
4.05%, 05/15/48 (Call 11/15/47)	2,632	2,126,857
4.20%, 09/01/52 (Call 03/01/52)	2,140	1,738,212
4.35%, 04/15/49 (Call 10/15/48)	2,561	2,172,617
4.60%, 05/30/29 (Call 03/30/29)	3,100	3,036,189
4.63%, 05/15/33 (Call 11/15/32)	1,900	1,814,555
4.65%, 03/01/28 (Call 01/01/28)	2,725	2,693,967
4.90%, 02/15/29 (Call 12/15/28)	2,990	2,968,733
Dayton Power & Light Co. (The), 3.95%,
06/15/49 (Call 12/15/48)	2,530	1,828,107
Delmarva Power & Light Co., 4.15%, 05/15/45
(Call 11/15/44)	1,759	1,395,253
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	2,343	2,292,948
4.25%, 06/01/28 (Call 03/01/28)	2,952	2,839,503
4.35%, 08/15/32 (Call 05/15/32)(b)	1,520	1,411,421
4.70%, 12/01/44 (Call 06/01/44)	1,860	1,577,601
4.85%, 08/15/52 (Call 02/15/52)	2,075	1,782,395
5.38%, 11/15/32 (Call 08/15/32)	3,520	3,479,452
7.00%, 06/15/38	915	993,974
Series A, 1.45%, 04/15/26 (Call 03/15/26)	2,855	2,652,105
Series A, 4.60%, 03/15/49 (Call 09/15/48)	1,615	1,339,183
Series B, 3.30%, 04/15/41 (Call 10/15/40)	2,325	1,695,663
Series B, 3.60%, 03/15/27 (Call 01/15/27)	1,895	1,807,906
Series B, 5.95%, 06/15/35	2,247	2,276,565
Series C, 2.25%, 08/15/31 (Call 05/15/31)	2,503	2,025,123
Series C, 3.38%, 04/01/30 (Call 01/01/30)	6,199	5,569,131
Series C, 4.05%, 09/15/42 (Call 03/15/42)	2,045	1,608,016
Series C, 4.90%, 08/01/41 (Call 02/01/41)	2,360	2,088,488
Series D, 2.85%, 08/15/26 (Call 05/15/26)	2,078	1,968,450
Series E, 6.30%, 03/15/33	1,675	1,735,714
Series F, 5.25%, 08/01/33	2,530	2,469,694
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	1,655	1,442,553
5.10%, 06/01/65 (Call 12/01/64)	1,950	1,730,537
5.30%, 05/15/33	1,670	1,665,347
5.45%, 02/01/41 (Call 08/01/40)	965	939,049
6.05%, 01/15/38	1,915	1,978,169
6.25%, 10/15/53 (Call 04/15/53)	2,020	2,181,477
6.63%, 02/01/32	445	481,690
Series A, 2.30%, 12/01/31 (Call 09/01/31)	2,570	2,100,408
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	2,637	2,257,836
2.95%, 03/01/50 (Call 09/01/49)	2,232	1,445,645
3.70%, 03/15/45 (Call 09/15/44)	2,710	2,099,130
3.70%, 06/01/46 (Call 12/01/45)	1,640	1,247,381
3.75%, 08/15/47 (Call 02/15/47)	2,027	1,539,048
3.95%, 03/01/49 (Call 09/01/48)	2,544	2,013,965
4.30%, 07/01/44 (Call 01/01/44)	1,646	1,394,482
4.85%, 12/01/26	830	827,930
5.20%, 04/01/33 (Call 01/01/33)	2,685	2,678,634
5.20%, 03/01/34 (Call 12/01/33)	2,365	2,338,065
5.40%, 04/01/53 (Call 10/01/52)	2,515	2,457,227
Series A, 1.90%, 04/01/28 (Call 02/01/28)	3,425	3,052,356
Series A, 3.00%, 03/01/32 (Call 12/01/31)	2,205	1,889,928
Series A, 4.00%, 04/01/43 (Call 10/01/42)	937	762,400

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series A, 4.05%, 05/15/48 (Call 11/15/47)	$2,326	$1,855,505
Series B, 3.25%, 04/01/51 (Call 10/01/50)	2,176	1,473,731
Series B, 3.65%, 03/01/52 (Call 09/01/51)	1,585	1,159,793
Series C, 2.63%, 03/01/31 (Call 12/01/30)	2,500	2,133,737
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	4,070	3,845,672
2.95%, 03/01/30 (Call 12/01/29)	2,148	1,876,039
4.88%, 06/01/28 (Call 05/01/28)	5,675	5,587,147
5.10%, 03/01/29 (Call 02/01/29)	4,680	4,619,567
5.85%, 06/01/34 (Call 03/01/34)	2,435	2,463,949
Series C, 3.40%, 06/15/29 (Call 03/15/29)	3,105	2,827,783
Series F, 1.05%, 06/01/25 (Call 05/01/25)	4,540	4,344,057
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	2,304	2,026,937
2.45%, 02/01/30 (Call 11/01/29)	2,345	2,033,816
2.55%, 04/15/31 (Call 01/15/31)	2,838	2,407,976
2.85%, 03/15/32 (Call 12/15/31)	3,070	2,611,023
2.95%, 12/01/26 (Call 09/01/26)	2,277	2,163,260
3.20%, 08/15/49 (Call 02/15/49)	2,715	1,820,477
3.45%, 04/15/51 (Call 10/15/50)	2,585	1,802,690
3.55%, 03/15/52 (Call 09/15/51)	2,080	1,463,305
3.70%, 12/01/47 (Call 06/01/47)	2,277	1,672,349
3.75%, 06/01/45 (Call 12/01/44)	2,404	1,816,433
3.88%, 03/15/46 (Call 09/15/45)	2,770	2,133,149
3.95%, 11/15/28 (Call 08/15/28)	2,966	2,833,222
3.95%, 03/15/48 (Call 09/15/47)	1,765	1,359,032
4.00%, 09/30/42 (Call 03/30/42)	1,844	1,492,161
4.25%, 12/15/41 (Call 06/15/41)	1,359	1,139,477
4.85%, 01/15/34 (Call 10/15/33)	2,335	2,252,222
4.95%, 01/15/33 (Call 10/15/32)	2,630	2,571,553
5.30%, 02/15/40	3,145	3,062,672
5.35%, 01/15/53 (Call 07/15/52)	1,645	1,567,818
5.40%, 01/15/54 (Call 07/15/53)	4,089	3,928,597
6.00%, 01/15/38	1,122	1,163,416
6.05%, 04/15/38	1,905	1,979,974
6.10%, 06/01/37	2,300	2,378,965
6.45%, 10/15/32	1,530	1,643,950
Series A, 6.00%, 12/01/28	1,634	1,688,793
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	3,948	3,723,316
2.45%, 06/01/30 (Call 03/01/30)	3,030	2,585,787
2.55%, 06/15/31 (Call 03/15/31)	2,045	1,710,696
2.65%, 09/01/26 (Call 06/01/26)	3,264	3,076,547
3.15%, 08/15/27 (Call 05/15/27)	3,873	3,637,478
3.25%, 01/15/82 (Call 01/15/27),
(5-year CMT + 2.321%)(a)	2,067	1,854,987
3.30%, 06/15/41 (Call 12/15/40)	3,728	2,715,084
3.40%, 06/15/29 (Call 03/15/29)	2,297	2,112,681
3.50%, 06/15/51 (Call 12/15/50)	2,440	1,653,958
3.75%, 09/01/46 (Call 03/01/46)	5,957	4,383,097
3.95%, 08/15/47 (Call 02/15/47)	2,580	1,933,857
4.20%, 06/15/49 (Call 12/15/48)	2,710	2,096,549
4.30%, 03/15/28 (Call 02/15/28)	4,330	4,193,038
4.50%, 08/15/32 (Call 05/15/32)	5,235	4,898,190
4.80%, 12/15/45 (Call 06/15/45)	2,954	2,542,060
4.85%, 01/05/27	1,555	1,540,308
4.85%, 01/05/29 (Call 12/05/28)	1,725	1,692,906
5.00%, 12/08/25	2,175	2,162,178
5.00%, 12/08/27 (Call 11/08/27)	3,215	3,196,559
5.00%, 08/15/52 (Call 02/15/52)	4,155	3,631,551
5.75%, 09/15/33 (Call 06/15/33)	2,970	3,007,258
Security	Par (000)	Value

Electric (continued)
6.10%, 09/15/53 (Call 03/15/53)	$3,085	$3,154,835
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	2,600	2,139,742
2.40%, 12/15/31 (Call 09/15/31)	3,095	2,560,156
2.50%, 12/01/29 (Call 09/01/29)	2,953	2,595,216
3.00%, 12/15/51 (Call 06/15/51)	1,752	1,105,620
3.20%, 01/15/27 (Call 10/15/26)	4,062	3,871,827
3.40%, 10/01/46 (Call 04/01/46)	3,093	2,192,320
3.80%, 07/15/28 (Call 04/15/28)	2,720	2,596,664
3.85%, 11/15/42 (Call 05/15/42)	2,101	1,672,598
4.20%, 07/15/48 (Call 01/15/48)	2,115	1,699,917
5.65%, 04/01/40	2,031	2,018,009
5.88%, 11/15/33 (Call 08/15/33)	2,325	2,416,848
5.95%, 11/15/52 (Call 05/15/52)	1,435	1,471,996
6.20%, 11/15/53 (Call 05/15/53)	1,620	1,727,411
6.35%, 09/15/37	1,631	1,728,433
6.40%, 06/15/38	4,515	4,809,392
Duke Energy Florida Project Finance LLC
Series 2032, 2.86%, 03/01/33(b)	705	601,652
Series 2035, 3.11%, 09/01/38(b)	1,165	959,893
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	2,980	1,803,087
3.75%, 05/15/46 (Call 11/15/45)	1,484	1,130,790
5.25%, 03/01/34 (Call 12/01/33)	1,150	1,146,176
5.40%, 04/01/53 (Call 10/01/52)	2,210	2,093,201
6.12%, 10/15/35	1,119	1,173,602
6.35%, 08/15/38	1,193	1,267,417
6.45%, 04/01/39	2,073	2,210,262
Series WWW, 4.90%, 07/15/43
(Call 01/15/43)	1,319	1,188,173
Series YYY, 3.25%, 10/01/49
(Call 04/01/49)	2,590	1,739,329
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	2,228	1,861,837
3.65%, 02/01/29 (Call 11/01/28)	2,091	1,962,983
3.70%, 06/15/46 (Call 12/15/45)	2,007	1,475,821
4.30%, 02/01/49 (Call 08/01/48)	1,997	1,601,619
5.25%, 04/01/33 (Call 01/01/33)	2,110	2,088,475
5.55%, 03/15/54 (Call 09/15/53)	1,490	1,443,047
5.65%, 04/01/53 (Call 10/01/52)	985	964,515
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	2,925	2,376,525
2.50%, 08/15/50 (Call 02/15/50)	2,795	1,608,504
2.90%, 08/15/51 (Call 02/15/51)	2,149	1,334,400
3.25%, 08/15/25 (Call 05/15/25)	2,182	2,129,566
3.40%, 04/01/32 (Call 01/01/32)	2,380	2,091,674
3.45%, 03/15/29 (Call 12/15/28)	3,082	2,871,078
3.60%, 09/15/47 (Call 03/15/47)	2,756	2,004,121
3.70%, 09/01/28 (Call 06/01/28)	2,351	2,225,010
3.70%, 10/15/46 (Call 04/15/46)	2,504	1,868,212
4.00%, 04/01/52 (Call 10/01/51)	1,170	890,361
4.10%, 05/15/42 (Call 11/15/41)	970	793,503
4.10%, 03/15/43 (Call 09/15/42)	1,669	1,358,286
4.15%, 12/01/44 (Call 06/01/44)	2,699	2,178,499
4.20%, 08/15/45 (Call 02/15/45)	1,504	1,217,824
4.38%, 03/30/44 (Call 09/30/43)	1,817	1,517,550
5.10%, 03/15/34 (Call 12/15/33)	2,600	2,556,420
5.25%, 03/15/33 (Call 12/15/32)	1,915	1,903,490
5.35%, 03/15/53 (Call 09/15/52)	2,095	1,976,427
6.30%, 04/01/38	2,005	2,123,571

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Edison International
4.13%, 03/15/28 (Call 12/15/27)	$2,945	$2,806,596
4.70%, 08/15/25	1,665	1,643,644
5.25%, 11/15/28 (Call 10/15/28)	2,275	2,251,678
5.75%, 06/15/27 (Call 04/15/27)	3,708	3,730,975
6.95%, 11/15/29 (Call 09/15/29)	2,590	2,754,224
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	1,291	1,079,713
6.00%, 05/15/35	639	634,221
Emera U.S. Finance LP
2.64%, 06/15/31 (Call 03/15/31)	2,010	1,639,558
3.55%, 06/15/26 (Call 03/15/26)	4,215	4,032,026
4.75%, 06/15/46 (Call 12/15/45)	5,001	4,041,520
Enel Americas SA, 4.00%, 10/25/26
(Call 07/25/26)	3,508	3,365,794
Enel Chile SA, 4.88%, 06/12/28
(Call 03/12/28)	4,052	3,917,698
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	2,323	1,349,153
3.35%, 06/15/52 (Call 12/15/51)	1,910	1,284,429
3.50%, 04/01/26 (Call 01/01/26)	3,453	3,351,267
4.00%, 06/01/28 (Call 03/01/28)	1,310	1,256,108
4.20%, 04/01/49 (Call 10/01/48)	2,694	2,152,991
5.15%, 01/15/33 (Call 10/15/32)	1,865	1,839,823
5.30%, 09/15/33 (Call 06/15/33)	1,445	1,436,898
5.45%, 06/01/34 (Call 03/01/34)	1,185	1,179,639
5.75%, 06/01/54 (Call 12/01/53)	1,185	1,175,967
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	2,573	2,424,049
1.90%, 06/15/28 (Call 04/15/28)	2,490	2,178,793
2.40%, 06/15/31 (Call 03/05/31)	2,990	2,457,408
2.80%, 06/15/30 (Call 03/15/30)	2,872	2,490,397
2.95%, 09/01/26 (Call 06/01/26)	3,562	3,370,101
3.75%, 06/15/50 (Call 12/15/49)	2,774	1,960,742
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	1,793	1,427,919
2.35%, 06/15/32 (Call 03/15/32)	1,540	1,238,861
2.40%, 10/01/26 (Call 07/01/26)	2,436	2,281,945
2.90%, 03/15/51 (Call 09/15/50)	3,725	2,251,805
3.05%, 06/01/31 (Call 03/01/31)	1,525	1,319,771
3.10%, 06/15/41 (Call 12/15/40)	361	260,141
3.12%, 09/01/27 (Call 06/01/27)	2,285	2,147,011
3.25%, 04/01/28 (Call 01/01/28)	3,299	3,073,285
4.00%, 03/15/33 (Call 12/15/32)	2,762	2,490,264
4.20%, 09/01/48 (Call 03/01/48)	4,066	3,214,180
4.20%, 04/01/50 (Call 10/01/49)	2,551	2,005,604
4.75%, 09/15/52 (Call 03/15/52)	2,190	1,879,173
4.95%, 01/15/45 (Call 01/15/25)	3,335	2,931,466
5.35%, 03/15/34 (Call 12/15/33)	1,800	1,776,259
5.70%, 03/15/54 (Call 09/15/53)	3,580	3,528,230
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	2,843	2,607,208
3.50%, 06/01/51 (Call 03/01/51)	995	688,173
3.85%, 06/01/49 (Call 12/01/48)	1,249	925,668
5.00%, 09/01/33 (Call 06/01/33)	910	877,716
5.85%, 06/01/54 (Call 12/01/53)	1,200	1,195,229
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	2,395	1,929,956
3.55%, 09/30/49 (Call 03/30/49)	2,305	1,625,678
4.00%, 03/30/29 (Call 12/30/28)	902	857,821
4.50%, 03/30/39 (Call 09/30/38)	175	153,331
Security	Par (000)	Value

Electric (continued)
5.00%, 09/15/52 (Call 03/15/52)	$1,710	$1,510,706
5.80%, 09/01/53 (Call 03/01/53)	1,530	1,522,551
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	4,025	3,575,391
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,960	1,858,696
3.10%, 04/01/27 (Call 01/01/27)	2,295	2,172,443
3.25%, 09/01/49 (Call 03/01/49)	2,613	1,726,702
3.45%, 04/15/50 (Call 10/15/49)	1,445	988,133
4.10%, 04/01/43 (Call 10/01/42)	1,920	1,552,064
4.13%, 03/01/42 (Call 09/01/41)	2,072	1,700,687
4.25%, 12/01/45 (Call 06/01/45)	1,039	844,229
5.70%, 03/15/53 (Call 09/15/52)	1,255	1,226,460
5.90%, 11/15/33 (Call 08/15/33)	1,475	1,513,561
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)(b)	1,625	1,589,263
4.20%, 06/15/47 (Call 12/15/46)	2,185	1,745,084
4.20%, 03/15/48 (Call 09/15/47)	1,144	910,012
4.95%, 04/15/33 (Call 01/15/33)	1,365	1,316,642
5.30%, 10/01/41 (Call 04/01/41)	2,001	1,889,779
5.40%, 04/01/34 (Call 01/01/34)	1,845	1,824,838
Series 2019, 4.13%, 04/01/49
(Call 10/01/48)	1,743	1,354,152
Series 2020, 2.25%, 06/01/30
(Call 03/01/30)	2,433	2,054,981
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	1,870	1,544,421
2.90%, 03/01/27 (Call 02/01/27)	3,070	2,869,735
3.38%, 03/01/32 (Call 12/01/31)	2,576	2,201,635
3.45%, 01/15/50 (Call 07/15/49)	3,095	2,112,487
4.60%, 07/01/27 (Call 06/01/27)	3,628	3,542,316
4.75%, 05/15/26	1,685	1,660,881
5.00%, 01/01/27	2,260	2,235,436
5.13%, 05/15/33 (Call 02/15/33)	3,030	2,903,391
5.45%, 03/01/28 (Call 02/01/28)	5,210	5,212,040
5.50%, 01/01/34 (Call 10/01/33)	3,545	3,471,241
5.85%, 04/15/31 (Call 02/15/31)	3,305	3,335,493
5.95%, 02/01/29 (Call 01/01/29)	4,040	4,118,876
5.95%, 07/15/34 (Call 04/15/34)	3,845	3,874,974
Series M, 3.30%, 01/15/28 (Call 10/15/27)	1,296	1,201,996
Series O, 4.25%, 04/01/29
(Call 01/01/29)(b)	2,811	2,668,245
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	2,282	2,150,525
Series R, 1.65%, 08/15/30 (Call 05/15/30)	2,931	2,339,810
Series U, 1.40%, 08/15/26 (Call 07/15/26)	1,775	1,620,867
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	2,976	2,782,429
3.35%, 03/15/32 (Call 12/15/31)	855	745,678
3.40%, 04/15/26 (Call 01/15/26)	4,767	4,610,742
3.95%, 06/15/25 (Call 03/15/25)	3,998	3,929,949
4.05%, 04/15/30 (Call 01/15/30)	5,965	5,593,354
4.10%, 03/15/52 (Call 09/15/51)	2,745	2,110,261
4.45%, 04/15/46 (Call 10/15/45)	2,833	2,362,062
4.70%, 04/15/50 (Call 10/15/49)	3,422	2,916,872
4.95%, 06/15/35 (Call 12/15/34)	1,234	1,146,424
5.10%, 06/15/45 (Call 12/15/44)	2,525	2,300,893
5.15%, 03/15/28 (Call 02/15/28)	2,440	2,428,656
5.15%, 03/15/29 (Call 02/15/29)	1,235	1,228,481
5.30%, 03/15/33 (Call 12/15/32)	3,115	3,085,806
5.45%, 03/15/34 (Call 12/15/33)	2,640	2,617,491
5.60%, 03/15/53 (Call 09/15/52)	3,975	3,846,190
5.63%, 06/15/35	3,049	3,029,017

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	$490	$421,426
Series A, 1.60%, 01/15/26
(Call 12/15/25)(b)	550	516,298
Series B, 4.15%, 07/15/27 (Call 04/15/27)	400	381,559
Series C, 3.40%, 03/01/50 (Call 09/01/49)	405	268,853
Series C, 5.10%, 07/15/47 (Call 01/15/47)	720	619,025
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	4,393	3,642,911
2.88%, 12/04/51 (Call 06/04/51)	5,592	3,557,312
3.13%, 12/01/25 (Call 06/01/25)	4,605	4,464,603
3.15%, 10/01/49 (Call 04/01/49)	2,519	1,708,985
3.70%, 12/01/47 (Call 06/01/47)	2,297	1,744,465
3.80%, 12/15/42 (Call 06/15/42)	2,106	1,688,484
3.95%, 03/01/48 (Call 09/01/47)	4,252	3,355,617
3.99%, 03/01/49 (Call 09/01/48)	2,755	2,175,054
4.05%, 06/01/42 (Call 12/01/41)	2,690	2,249,805
4.05%, 10/01/44 (Call 04/01/44)	2,678	2,198,364
4.13%, 02/01/42 (Call 08/01/41)	2,633	2,222,479
4.13%, 06/01/48 (Call 12/01/47)	2,361	1,907,192
4.40%, 05/15/28 (Call 03/15/28)	2,595	2,536,391
4.45%, 05/15/26 (Call 04/15/26)	1,275	1,258,656
4.63%, 05/15/30 (Call 03/15/30)	2,810	2,749,358
4.80%, 05/15/33 (Call 02/15/33)	2,115	2,053,405
4.95%, 06/01/35	1,034	1,004,798
5.05%, 04/01/28 (Call 03/01/28)	2,990	2,993,793
5.10%, 04/01/33 (Call 01/01/33)	3,500	3,464,121
5.15%, 06/15/29 (Call 05/15/29)	2,600	2,609,637
5.25%, 02/01/41 (Call 08/01/40)	2,219	2,164,126
5.30%, 06/15/34 (Call 03/15/34)	2,675	2,684,904
5.30%, 04/01/53 (Call 10/01/52)	2,725	2,630,274
5.60%, 06/15/54 (Call 12/15/53)	2,330	2,345,712
5.63%, 04/01/34	1,185	1,219,594
5.65%, 02/01/37	1,475	1,494,215
5.69%, 03/01/40	2,458	2,502,974
5.95%, 02/01/38	2,173	2,274,573
5.96%, 04/01/39	820	864,923
Series A, 3.30%, 05/30/27 (Call 02/28/27)	3,186	3,020,616
Fortis Inc./Canada, 3.06%, 10/04/26
(Call 07/04/26)	5,815	5,500,862
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	974	940,187
3.25%, 03/30/27 (Call 12/30/26)	3,120	2,959,199
4.30%, 03/15/42	5,098	4,358,884
4.30%, 03/15/43	2,197	1,837,759
4.65%, 05/16/28 (Call 03/16/28)	4,600	4,520,211
4.70%, 05/15/32 (Call 02/15/32)	1,620	1,562,413
4.95%, 05/17/33 (Call 11/17/32)	4,740	4,610,550
5.00%, 02/23/27 (Call 01/23/27)	885	883,132
5.13%, 05/15/52 (Call 11/15/51)	3,760	3,488,764
5.25%, 03/15/34 (Call 09/15/33)	2,960	2,940,023
Series 10-C, 4.75%, 09/01/40	2,424	2,179,991
Series A, 3.25%, 03/15/51 (Call 09/15/50)	2,190	1,480,462
Series B, 2.65%, 09/15/29 (Call 06/15/29)	3,742	3,318,482
Series B, 3.70%, 01/30/50 (Call 07/30/49)	2,553	1,890,992
Iberdrola International BV, 6.75%, 07/15/36	1,552	1,729,381
Idaho Power Co.
5.50%, 03/15/53 (Call 09/15/52)	1,090	1,035,192
5.80%, 04/01/54 (Call 10/01/53)	930	915,314
Series K, 4.20%, 03/01/48 (Call 09/01/47)	1,771	1,384,043
Security	Par (000)	Value

Electric (continued)
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	$2,350	$1,537,066
3.85%, 05/15/28 (Call 02/15/28)	2,244	2,125,811
4.25%, 08/15/48 (Call 02/15/48)	1,815	1,436,937
5.63%, 04/01/53 (Call 10/01/52)	1,770	1,731,062
6.05%, 03/15/37	555	567,909
Series K, 4.55%, 03/15/46 (Call 09/15/45)	2,308	1,935,760
Series L, 3.75%, 07/01/47 (Call 01/01/47)	1,198	877,885
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	1,112	939,395
3.10%, 11/30/51 (Call 05/30/51)	1,665	1,050,987
3.50%, 09/30/49 (Call 03/30/49)	1,539	1,064,385
3.60%, 04/01/29 (Call 01/01/29)	1,487	1,382,365
3.70%, 09/15/46 (Call 03/15/46)	1,223	895,041
4.10%, 09/26/28 (Call 06/26/28)	3,356	3,209,332
5.70%, 10/15/33 (Call 07/15/33)	1,630	1,644,286
6.25%, 07/15/39	1,010	1,042,978
IPALCO Enterprises Inc.
4.25%, 05/01/30 (Call 02/01/30)	3,375	3,127,557
5.75%, 04/01/34 (Call 01/01/34)(c)	2,070	2,044,173
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	2,530	2,418,359
3.35%, 11/15/27 (Call 08/15/27)	1,635	1,532,815
5.30%, 07/01/43 (Call 01/01/43)	1,676	1,544,370
John Sevier Combined Cycle Generation LLC,
4.63%, 01/15/42	356	328,512
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	3,030	2,048,878
4.38%, 10/01/45 (Call 04/01/45)	2,636	2,200,856
5.13%, 11/01/40 (Call 05/01/40)	3,824	3,607,134
5.45%, 04/15/33 (Call 01/15/33)	1,410	1,416,895
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	1,075	857,018
5.45%, 04/15/33 (Call 01/15/33)	1,420	1,423,477
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	1,257	1,221,425
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	3,020	1,801,807
3.10%, 05/01/27 (Call 02/01/27)	3,500	3,321,088
3.15%, 04/15/50 (Call 10/15/49)	3,122	2,077,397
3.65%, 04/15/29 (Call 01/15/29)	5,170	4,862,089
3.65%, 08/01/48 (Call 02/01/48)	3,593	2,672,526
3.95%, 08/01/47 (Call 02/01/47)	2,578	2,011,998
4.25%, 05/01/46 (Call 11/01/45)	1,675	1,376,556
4.25%, 07/15/49 (Call 01/15/49)	4,199	3,440,924
4.40%, 10/15/44 (Call 04/15/44)	2,402	2,024,056
4.80%, 09/15/43 (Call 03/15/43)	1,522	1,365,521
5.30%, 02/01/55 (Call 08/01/54)	690	653,912
5.35%, 01/15/34 (Call 10/15/33)	1,705	1,722,739
5.75%, 11/01/35	590	603,914
5.80%, 10/15/36	1,964	2,013,799
5.85%, 09/15/54 (Call 03/15/54)	895	916,877
6.75%, 12/30/31	1,155	1,281,058
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	3,840	3,667,603
Series 12-A, 4.25%, 03/15/42	2,356	1,946,557
Series B, 3.10%, 07/30/51 (Call 01/30/51)	1,638	1,037,779
National Grid PLC
5.42%, 01/11/34 (Call 10/11/33)	2,040	1,988,686
5.60%, 06/12/28 (Call 05/12/28)	280	281,630
5.81%, 06/12/33 (Call 03/12/33)	1,757	1,763,237
National Grid USA, 5.80%, 04/01/35	1,672	1,641,518

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
National Rural Utilities Cooperative
Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	$2,752	$2,529,902
1.35%, 03/15/31 (Call 12/15/30)	2,189	1,697,974
1.65%, 06/15/31 (Call 03/15/31)	1,635	1,284,874
2.40%, 03/15/30 (Call 12/15/29)	2,815	2,411,855
2.75%, 04/15/32 (Call 01/15/32)	2,220	1,852,118
3.05%, 04/25/27 (Call 01/25/27)	2,671	2,520,133
3.25%, 11/01/25 (Call 08/01/25)	2,795	2,713,869
3.40%, 02/07/28 (Call 11/07/27)	2,940	2,775,559
3.45%, 06/15/25	1,575	1,542,037
3.70%, 03/15/29 (Call 12/15/28)	1,690	1,584,239
3.90%, 11/01/28 (Call 08/01/28)	1,623	1,538,999
4.02%, 11/01/32 (Call 05/01/32)	1,619	1,472,778
4.15%, 12/15/32 (Call 09/15/32)	2,110	1,936,107
4.30%, 03/15/49 (Call 09/15/48)	1,999	1,645,207
4.40%, 11/01/48 (Call 05/01/48)	1,560	1,289,035
4.45%, 03/13/26 (Call 02/13/26)	1,855	1,830,940
4.80%, 02/05/27 (Call 01/05/27)(b)	1,790	1,778,511
4.80%, 03/15/28 (Call 02/15/28)	3,850	3,812,775
4.85%, 02/07/29 (Call 01/07/29)	1,850	1,830,202
5.00%, 02/07/31 (Call 12/07/30)	1,685	1,675,712
5.05%, 09/15/28 (Call 08/15/28)	1,814	1,805,904
5.10%, 05/06/27 (Call 04/06/27)	1,125	1,123,407
5.15%, 06/15/29 (Call 05/15/29)	1,125	1,121,746
5.25%, 04/20/46 (Call 04/20/26),
(3-mo. LIBOR US + 3.630%)(a)	1,960	1,900,970
5.45%, 10/30/25	2,845	2,843,160
5.60%, 11/13/26 (Call 10/13/26)	1,295	1,304,332
5.80%, 01/15/33 (Call 07/15/32)	2,750	2,835,620
7.13%, 09/15/53 (Call 06/15/28),
(5-year CMT + 3.533%)(a)	1,180	1,216,401
Series C, 8.00%, 03/01/32	2,098	2,421,859
Nevada Power Co.
5.90%, 05/01/53 (Call 11/01/52)	945	951,164
6.00%, 03/15/54 (Call 09/15/53)	2,185	2,220,462
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	2,809	2,639,057
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	1,510	1,284,175
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	1,685	1,074,905
Series N, 6.65%, 04/01/36	1,910	2,035,912
Series R, 6.75%, 07/01/37	1,605	1,741,296
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	5,760	5,282,174
1.90%, 06/15/28 (Call 04/15/28)	4,820	4,237,941
2.25%, 06/01/30 (Call 03/01/30)	5,377	4,541,523
2.44%, 01/15/32 (Call 10/15/31)	4,948	4,044,753
2.75%, 11/01/29 (Call 08/01/29)	5,435	4,807,509
3.00%, 01/15/52 (Call 07/15/51)(b)	2,550	1,611,134
3.50%, 04/01/29 (Call 01/01/29)	3,482	3,219,411
3.55%, 05/01/27 (Call 02/01/27)	7,877	7,510,731
3.80%, 03/15/82 (Call 03/15/27),
(5-year CMT + 2.547%)(a)	1,120	1,022,318
4.45%, 06/20/25	3,385	3,351,721
4.63%, 07/15/27 (Call 06/15/27)	6,890	6,763,701
4.80%, 12/01/77 (Call 12/01/27),
(3-mo. LIBOR US + 2.409%)(a)	2,558	2,350,196
4.90%, 02/28/28 (Call 01/28/28)	6,115	6,042,737
4.90%, 03/15/29 (Call 02/15/29)	3,755	3,702,660
4.95%, 01/29/26	3,785	3,762,475
5.00%, 02/28/30 (Call 12/28/29)	4,085	4,038,855
5.00%, 07/15/32 (Call 04/15/32)	4,587	4,472,265
Security	Par (000)	Value

Electric (continued)
5.05%, 02/28/33 (Call 11/28/32)	$4,730	$4,604,417
5.25%, 03/15/34 (Call 12/15/33)	5,200	5,094,699
5.25%, 02/28/53 (Call 08/28/52)	4,830	4,487,178
5.55%, 03/15/54 (Call 09/15/53)	3,890	3,760,516
5.65%, 05/01/79 (Call 05/01/29),
(3-mo. LIBOR US + 3.156%)(a)(b)	876	832,583
5.75%, 09/01/25	1,139	1,140,984
6.70%, 09/01/54 (Call 06/01/29),
(5-year CMT + 2.364%)(a)	100	99,761
Northern States Power Co./MN
2.25%, 04/01/31 (Call 10/01/30)	2,335	1,948,524
2.60%, 06/01/51 (Call 12/01/50)	2,335	1,386,496
2.90%, 03/01/50 (Call 09/01/49)	2,854	1,827,773
3.20%, 04/01/52 (Call 10/01/51)	1,750	1,161,077
3.40%, 08/15/42 (Call 02/15/42)	1,078	817,259
3.60%, 05/15/46 (Call 11/15/45)	1,311	970,603
3.60%, 09/15/47 (Call 03/15/47)	2,253	1,656,888
4.00%, 08/15/45 (Call 02/15/45)	1,557	1,229,901
4.13%, 05/15/44 (Call 11/15/43)	1,540	1,255,476
4.50%, 06/01/52 (Call 12/01/51)	1,790	1,511,111
5.10%, 05/15/53 (Call 11/15/52)	2,560	2,368,477
5.35%, 11/01/39	620	604,656
5.40%, 03/15/54 (Call 09/15/53)	1,985	1,921,678
6.20%, 07/01/37	1,493	1,590,835
6.25%, 06/01/36	1,180	1,258,556
Northern States Power Co/WI, 5.65%,
06/15/54 (Call 12/15/53)	1,155	1,150,664
NorthWestern Corp., 4.18%, 11/15/44
(Call 05/15/44)	475	383,968
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	876	700,446
3.10%, 06/01/51 (Call 12/01/50)	1,295	848,029
3.20%, 05/15/27 (Call 02/15/27)(b)	2,561	2,435,776
3.25%, 05/15/29 (Call 02/15/29)	2,782	2,559,684
3.95%, 04/01/30 (Call 01/01/30)	2,477	2,310,920
4.40%, 03/01/44 (Call 09/01/43)	1,845	1,566,514
4.55%, 06/01/52 (Call 12/01/51)	2,305	1,936,116
4.95%, 09/15/52 (Call 03/15/52)	140	125,771
5.40%, 06/01/34 (Call 03/01/34)	1,430	1,428,042
5.50%, 03/15/40	405	397,205
OGE Energy Corp., 5.45%, 05/15/29
(Call 04/15/29)	1,510	1,514,023
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	2,350	1,675,482
4.50%, 04/01/47 (Call 10/01/46)	2,485	2,004,106
5.05%, 10/01/48 (Call 04/01/48)	2,305	2,012,673
5.25%, 09/01/50	1,227	1,098,231
5.38%, 11/01/40	2,040	1,904,269
5.95%, 11/01/39	1,581	1,550,250
6.20%, 12/01/53 (Call 06/01/53)	2,085	2,122,733
Ohio Edison Co., 6.88%, 07/15/36	1,390	1,529,956
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	2,087	1,585,451
4.15%, 04/01/48 (Call 10/01/47)	2,102	1,631,243
5.00%, 06/01/33 (Call 03/01/33)	885	854,017
5.65%, 06/01/34 (Call 03/01/34)	975	977,120
Series P, 2.60%, 04/01/30 (Call 01/01/30)	2,158	1,863,677
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	2,741	2,180,856
Series R, 2.90%, 10/01/51 (Call 04/01/51)	1,390	856,195
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	2,431	2,175,449

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.30%, 03/15/30 (Call 09/15/29)	$1,826	$1,640,960
3.80%, 08/15/28 (Call 02/15/28)	1,377	1,308,246
3.85%, 08/15/47 (Call 02/15/47)	1,829	1,382,703
4.15%, 04/01/47 (Call 10/01/46)	2,990	2,379,355
5.40%, 01/15/33 (Call 07/15/32)	1,960	1,961,623
5.60%, 04/01/53 (Call 10/01/52)	1,395	1,362,830
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	4,225	3,969,673
2.70%, 11/15/51 (Call 05/15/51)	2,370	1,419,060
2.75%, 05/15/30 (Call 02/15/30)	2,687	2,358,284
3.10%, 09/15/49 (Call 03/15/49)	3,150	2,096,625
3.70%, 11/15/28 (Call 08/15/28)	4,038	3,816,710
3.70%, 05/15/50 (Call 11/15/49)	2,541	1,878,543
3.75%, 04/01/45 (Call 10/01/44)	3,061	2,379,595
3.80%, 09/30/47 (Call 03/30/47)	2,207	1,679,398
3.80%, 06/01/49 (Call 12/01/48)	2,358	1,792,518
4.10%, 11/15/48 (Call 05/15/48)	2,380	1,915,266
4.15%, 06/01/32 (Call 03/01/32)	1,980	1,836,415
4.30%, 05/15/28 (Call 04/15/28)	590	575,830
4.55%, 09/15/32 (Call 06/15/32)	2,750	2,611,667
4.55%, 12/01/41 (Call 06/01/41)	1,331	1,181,742
4.60%, 06/01/52 (Call 12/01/51)	1,060	906,471
4.95%, 09/15/52 (Call 03/15/52)	3,370	3,059,136
5.25%, 09/30/40	1,297	1,251,557
5.30%, 06/01/42 (Call 12/01/41)	1,868	1,812,177
5.35%, 10/01/52 (Call 04/01/52)	550	526,298
5.65%, 11/15/33 (Call 08/15/33)	2,610	2,668,156
5.75%, 03/15/29 (Call 12/15/28)	1,329	1,360,555
7.00%, 05/01/32	1,009	1,113,728
7.25%, 01/15/33	2,187	2,455,290
7.50%, 09/01/38	644	762,747
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	5,280	4,757,795
2.50%, 02/01/31 (Call 11/01/30)	8,838	7,279,917
2.95%, 03/01/26 (Call 12/01/25)	2,727	2,602,606
3.00%, 06/15/28 (Call 04/15/28)	3,405	3,104,679
3.15%, 01/01/26	5,218	5,017,688
3.25%, 06/01/31 (Call 03/01/31)	3,310	2,844,217
3.30%, 03/15/27 (Call 12/15/26)	1,867	1,762,939
3.30%, 12/01/27 (Call 09/01/27)	4,737	4,397,557
3.30%, 08/01/40 (Call 02/01/40)	3,302	2,360,554
3.45%, 07/01/25	1,927	1,881,313
3.50%, 06/15/25 (Call 03/15/25)	1,320	1,288,919
3.50%, 08/01/50 (Call 02/01/50)	8,215	5,419,455
3.75%, 07/01/28	4,084	3,804,681
3.75%, 08/15/42 (Call 02/15/42)	1,803	1,315,195
3.95%, 12/01/47 (Call 06/01/47)	3,718	2,687,458
4.00%, 12/01/46 (Call 06/01/46)	2,879	2,100,505
4.20%, 03/01/29 (Call 01/01/29)	2,385	2,247,976
4.20%, 06/01/41 (Call 12/01/40)	1,347	1,062,116
4.25%, 03/15/46 (Call 09/15/45)	2,237	1,696,026
4.30%, 03/15/45 (Call 09/15/44)	2,904	2,233,929
4.40%, 03/01/32 (Call 12/01/31)	2,505	2,289,015
4.45%, 04/15/42 (Call 10/15/41)	1,336	1,073,618
4.50%, 07/01/40 (Call 01/01/40)	8,188	6,790,621
4.55%, 07/01/30 (Call 01/01/30)	12,284	11,596,457
4.60%, 06/15/43 (Call 12/15/42)	1,377	1,123,547
4.65%, 08/01/28 (Call 05/01/28)	1,518	1,460,728
4.75%, 02/15/44 (Call 08/15/43)	2,830	2,348,256
4.95%, 06/08/25	1,630	1,615,081
4.95%, 07/01/50 (Call 01/01/50)	13,207	11,011,204
Security	Par (000)	Value

Electric (continued)
5.25%, 03/01/52 (Call 09/01/51)	$1,790	$1,542,646
5.45%, 06/15/27 (Call 05/15/27)	2,339	2,333,314
5.55%, 05/15/29 (Call 04/15/29)	3,405	3,403,455
5.80%, 05/15/34 (Call 02/15/34)	3,415	3,406,542
5.90%, 06/15/32 (Call 03/15/32)	3,070	3,091,279
6.10%, 01/15/29 (Call 12/15/28)	1,720	1,754,698
6.15%, 01/15/33 (Call 10/15/32)	3,635	3,709,730
6.40%, 06/15/33 (Call 03/15/33)	3,475	3,608,500
6.70%, 04/01/53 (Call 10/01/52)	2,195	2,312,572
6.75%, 01/15/53 (Call 07/15/52)	6,395	6,760,839
6.95%, 03/15/34 (Call 12/15/33)	3,700	3,990,098
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	4,520	2,627,534
3.30%, 03/15/51 (Call 09/15/50)	2,809	1,796,059
4.10%, 02/01/42 (Call 08/01/41)	1,471	1,148,483
4.13%, 01/15/49 (Call 07/15/48)	2,750	2,078,839
4.15%, 02/15/50 (Call 08/15/49)	3,152	2,391,161
5.10%, 02/15/29 (Call 01/15/29)	2,530	2,513,926
5.25%, 06/15/35	924	890,616
5.30%, 02/15/31 (Call 12/15/30)	2,220	2,194,659
5.35%, 12/01/53 (Call 06/01/53)	4,370	3,913,309
5.45%, 02/15/34 (Call 11/15/33)	3,230	3,158,704
5.50%, 05/15/54 (Call 11/15/53)	3,520	3,223,058
5.75%, 04/01/37	1,272	1,257,295
5.80%, 01/15/55 (Call 07/15/54)	4,990	4,745,640
6.00%, 01/15/39	2,728	2,759,857
6.10%, 08/01/36	1,195	1,223,341
6.25%, 10/15/37	3,256	3,351,615
6.35%, 07/15/38	980	1,016,397
PacifiCorp.
2.70%, 09/15/30 (Call 06/15/30)	2,660	2,279,779
3.50%, 06/15/29 (Call 03/15/29)	1,855	1,709,576
7.70%, 11/15/31	935	1,063,839
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	380	238,580
2.85%, 09/15/51 (Call 03/15/51)(b)	1,435	890,953
3.00%, 09/15/49 (Call 03/15/49)	2,005	1,322,626
3.05%, 03/15/51 (Call 09/15/50)	1,120	730,571
3.15%, 10/15/25 (Call 07/15/25)	1,185	1,152,772
3.70%, 09/15/47 (Call 03/15/47)	1,841	1,396,554
3.90%, 03/01/48 (Call 09/01/47)	2,587	2,031,269
4.15%, 10/01/44 (Call 04/01/44)	1,385	1,145,675
4.38%, 08/15/52 (Call 02/15/52)	1,800	1,492,220
4.60%, 05/15/52 (Call 11/15/51)	1,810	1,562,977
4.90%, 06/15/33 (Call 03/15/33)	2,477	2,419,158
5.95%, 10/01/36(b)	775	811,858
PG&E Recovery Funding LLC, 5.05%,
07/15/34	91	89,931
PG&E Wildfire Recovery Funding LLC
Series A-1, 4.02%, 06/01/33	1,009	968,291
Series A-4, 4.45%, 12/01/49	20,000	17,422,457
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	2,538	2,419,891
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	2,759	2,283,580
5.20%, 03/15/34 (Call 12/15/33)	1,300	1,293,389
5.50%, 03/15/54 (Call 09/15/53)	1,300	1,278,233
6.50%, 11/15/37	270	294,934
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	4,139	3,973,113
4.13%, 04/15/30 (Call 01/15/30)	1,710	1,612,185

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	$1,782	$1,181,840
3.95%, 06/01/47 (Call 12/01/46)	1,153	909,912
4.13%, 06/15/44 (Call 12/15/43)	928	772,291
4.15%, 10/01/45 (Call 04/01/45)	1,835	1,512,998
4.15%, 06/15/48 (Call 12/15/47)	1,660	1,349,139
4.75%, 07/15/43 (Call 01/15/43)	1,145	1,037,567
4.85%, 02/15/34 (Call 11/15/33)	2,085	2,015,946
5.00%, 05/15/33 (Call 02/15/33)	3,420	3,353,953
5.25%, 05/15/53 (Call 11/15/52)	3,960	3,778,825
6.25%, 05/15/39	1,685	1,795,813
Progress Energy Inc.
6.00%, 12/01/39	3,062	3,090,485
7.00%, 10/30/31	1,835	2,008,071
7.75%, 03/01/31	3,029	3,414,370
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	830	663,584
3.60%, 09/15/42 (Call 03/15/42)	1,933	1,468,106
3.70%, 06/15/28 (Call 12/15/27)	1,995	1,885,692
3.80%, 06/15/47 (Call 12/15/46)	1,889	1,394,460
4.05%, 09/15/49 (Call 03/15/49)	1,931	1,474,096
4.10%, 06/01/32 (Call 03/01/32)(b)	1,235	1,132,710
4.10%, 06/15/48 (Call 12/15/47)	1,620	1,233,910
4.30%, 03/15/44 (Call 09/15/43)	1,566	1,269,761
4.50%, 06/01/52 (Call 12/01/51)	2,025	1,652,112
5.25%, 04/01/53 (Call 10/01/52)	3,055	2,803,415
5.35%, 05/15/34 (Call 11/15/33)	1,430	1,416,905
5.75%, 05/15/54 (Call 11/15/53)	1,370	1,361,904
6.50%, 08/01/38	110	117,826
Series 17, 6.25%, 09/01/37	1,564	1,634,194
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	1,599	1,055,897
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	2,209	1,787,785
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	1,620	945,466
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	1,890	1,385,923
5.15%, 01/15/53 (Call 07/15/52)	1,670	1,557,575
5.35%, 10/01/33 (Call 07/01/33)	2,655	2,660,450
Series V, 2.20%, 06/15/31 (Call 03/15/31)	280	230,635
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	2,810	2,736,478
Series J, 2.20%, 08/15/31 (Call 05/15/31)	1,095	880,292
Series K, 3.15%, 08/15/51 (Call 02/15/51)	620	397,203
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	1,895	1,759,422
1.90%, 08/15/31 (Call 05/15/31)	2,425	1,946,184
2.05%, 08/01/50 (Call 02/01/50)(b)	2,930	1,579,950
2.25%, 09/15/26 (Call 06/15/26)	1,469	1,376,319
2.45%, 01/15/30 (Call 10/15/29)	3,399	2,940,893
2.70%, 05/01/50 (Call 11/01/49)	765	476,624
3.00%, 05/15/27 (Call 02/15/27)	2,264	2,138,589
3.00%, 03/01/51 (Call 09/01/50)	230	149,868
3.10%, 03/15/32 (Call 12/15/31)	584	505,535
3.15%, 01/01/50 (Call 07/01/49)	1,725	1,171,305
3.20%, 05/15/29 (Call 02/15/29)	1,559	1,430,850
3.20%, 08/01/49 (Call 02/01/49)	2,525	1,737,648
3.60%, 12/01/47 (Call 06/01/47)	2,339	1,742,644
3.65%, 09/01/28 (Call 06/01/28)	2,423	2,296,055
3.65%, 09/01/42 (Call 03/01/42)	1,605	1,250,522
3.70%, 05/01/28 (Call 02/01/28)	2,254	2,146,500
3.80%, 01/01/43 (Call 07/01/42)	564	450,660
3.80%, 03/01/46 (Call 09/01/45)	2,633	2,053,560
Security	Par (000)	Value

Electric (continued)
3.85%, 05/01/49 (Call 11/01/48)	$2,292	$1,771,747
3.95%, 05/01/42 (Call 11/01/41)	760	620,625
4.05%, 05/01/48 (Call 11/01/47)	1,741	1,402,185
4.65%, 03/15/33 (Call 12/15/32)	1,415	1,357,066
4.90%, 12/15/32 (Call 09/15/32)	2,208	2,154,830
5.13%, 03/15/53 (Call 09/15/52)	665	625,648
5.20%, 08/01/33 (Call 05/01/33)	900	895,034
5.20%, 03/01/34 (Call 12/01/33)	1,990	1,979,192
5.45%, 08/01/53 (Call 02/01/53)	240	235,340
5.45%, 03/01/54 (Call 09/01/53)	1,970	1,935,109
5.50%, 03/01/40	387	385,848
5.80%, 05/01/37	363	373,947
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	2,522	2,380,844
1.60%, 08/15/30 (Call 05/15/30)	1,993	1,598,076
2.45%, 11/15/31 (Call 08/15/31)	1,430	1,171,313
5.20%, 04/01/29 (Call 03/01/29)	3,015	2,994,848
5.45%, 04/01/34 (Call 01/01/34)	1,965	1,940,354
5.85%, 11/15/27 (Call 10/15/27)	1,660	1,688,174
5.88%, 10/15/28 (Call 09/15/28)	2,765	2,816,263
6.13%, 10/15/33 (Call 07/15/33)	2,125	2,201,207
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	3,780	3,346,379
4.10%, 06/15/30 (Call 03/15/30)	1,634	1,488,576
4.22%, 03/15/32 (Call 12/15/31)	2,344	2,080,201
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)	745	459,245
3.25%, 09/15/49 (Call 03/15/49)	3,048	2,014,680
4.22%, 06/15/48 (Call 12/15/47)	3,830	3,036,775
4.30%, 05/20/45 (Call 11/20/44)	2,002	1,638,942
5.45%, 06/01/53 (Call 12/01/52)	70	67,320
5.64%, 04/15/41 (Call 10/15/40)	370	365,334
5.76%, 10/01/39	1,320	1,311,816
5.80%, 03/15/40	1,340	1,342,297
6.27%, 03/15/37	1,155	1,216,510
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	3,425	3,251,331
3.70%, 03/15/52 (Call 09/15/51)	510	368,210
4.15%, 05/15/48 (Call 11/15/47)	2,145	1,719,447
4.50%, 08/15/40	893	791,018
4.95%, 08/15/28 (Call 07/15/28)	2,417	2,412,242
5.35%, 04/01/53 (Call 10/01/52)	3,685	3,481,940
5.55%, 04/15/54 (Call 10/15/53)	2,525	2,462,447
6.00%, 06/01/39	940	960,451
Series RRR, 3.75%, 06/01/47
(Call 12/01/46)	2,290	1,718,684
Series TTT, 4.10%, 06/15/49
(Call 12/15/48)	2,214	1,734,102
Series UUU, 3.32%, 04/15/50
(Call 10/15/49)	2,176	1,473,519
Series VVV, 1.70%, 10/01/30
(Call 07/01/30)	4,049	3,283,524
Series WWW, 2.95%, 08/15/51
(Call 02/15/51)	3,130	2,018,506
Series XXX, 3.00%, 03/15/32
(Call 12/15/31)	2,205	1,889,750
Sempra
3.25%, 06/15/27 (Call 03/15/27)	3,689	3,469,518
3.40%, 02/01/28 (Call 11/01/27)	5,097	4,784,937
3.70%, 04/01/29 (Call 02/01/29)	2,823	2,628,649
3.80%, 02/01/38 (Call 08/01/37)	3,887	3,176,664

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.00%, 02/01/48 (Call 08/01/47)	$2,142	$1,629,580
4.13%, 04/01/52 (Call 01/01/27),
(5-year CMT + 2.868%)(a)	4,470	4,138,785
5.40%, 08/01/26 (Call 07/01/26)	2,195	2,191,198
5.50%, 08/01/33 (Call 05/01/33)	2,225	2,216,486
6.00%, 10/15/39	3,285	3,319,803
6.88%, 10/01/54 (Call 07/01/29),
(5-year CMT + 2.789%)(a)	940	930,704
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	3,324	3,159,126
5.90%, 03/15/54 (Call 09/15/53)(c)	1,790	1,790,403
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	2,422	2,037,331
2.75%, 02/01/32 (Call 11/01/31)	3,085	2,573,084
2.85%, 08/01/29 (Call 05/01/29)	2,348	2,092,203
3.45%, 02/01/52 (Call 08/01/51)	2,620	1,784,701
3.65%, 02/01/50 (Call 08/01/49)	5,769	4,113,760
4.00%, 04/01/47 (Call 10/01/46)	6,599	5,063,009
4.05%, 03/15/42 (Call 09/15/41)	2,422	1,922,083
4.50%, 09/01/40 (Call 03/01/40)	1,800	1,548,055
4.65%, 10/01/43 (Call 04/01/43)	3,038	2,619,993
4.88%, 02/01/27 (Call 01/01/27)	2,390	2,372,311
4.90%, 06/01/26 (Call 05/01/26)	1,495	1,482,759
5.15%, 06/01/29 (Call 05/01/29)	1,960	1,952,993
5.20%, 06/01/34 (Call 03/01/34)	3,300	3,213,479
5.30%, 03/01/28 (Call 02/01/28)	965	967,308
5.35%, 03/01/26	2,610	2,609,979
5.45%, 06/01/31 (Call 04/01/31)	1,705	1,710,613
5.50%, 03/15/40	2,668	2,582,963
5.63%, 02/01/36	1,419	1,407,088
5.65%, 10/01/28 (Call 09/01/28)	840	853,498
5.70%, 03/01/53 (Call 09/01/52)	565	551,975
5.75%, 04/15/54 (Call 10/15/53)	1,935	1,904,731
5.85%, 11/01/27 (Call 10/01/27)	2,340	2,384,484
5.88%, 12/01/53 (Call 06/01/53)	2,030	2,028,304
5.95%, 11/01/32 (Call 08/01/32)	1,810	1,868,801
6.00%, 01/15/34	2,419	2,497,361
6.05%, 03/15/39	2,235	2,276,158
6.65%, 04/01/29	1,705	1,789,824
Series 04-G, 5.75%, 04/01/35	1,564	1,581,312
Series 05-E, 5.35%, 07/15/35	1,331	1,303,185
Series 06-E, 5.55%, 01/15/37	1,730	1,701,668
Series 08-A, 5.95%, 02/01/38	2,307	2,334,148
Series 13-A, 3.90%, 03/15/43
(Call 09/15/42)	2,834	2,194,868
Series 2020-C, 1.20%, 02/01/26
(Call 01/01/26)	2,215	2,069,483
Series 20A, 2.95%, 02/01/51
(Call 08/01/50)	1,240	771,614
Series A, 4.20%, 03/01/29 (Call 12/01/28)	2,438	2,329,060
Series B, 3.65%, 03/01/28 (Call 12/01/27)	2,172	2,049,387
Series B, 4.88%, 03/01/49 (Call 09/01/48)	2,916	2,533,016
Series C, 3.60%, 02/01/45 (Call 08/01/44)	1,920	1,403,413
Series C, 4.13%, 03/01/48 (Call 09/01/47)	5,597	4,371,168
Series C, 4.20%, 06/01/25	1,455	1,437,912
Series D, 4.70%, 06/01/27 (Call 05/01/27)	2,627	2,587,084
Series E, 3.70%, 08/01/25 (Call 06/01/25)	3,950	3,867,222
Series E, 5.45%, 06/01/52 (Call 12/01/51)	1,959	1,832,001
Series G, 2.50%, 06/01/31 (Call 03/01/31)	3,047	2,536,647
Series H, 3.65%, 06/01/51 (Call 12/01/50)	2,012	1,414,853
Security	Par (000)	Value

Electric (continued)
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	$7,225	$6,936,111
4.25%, 07/01/36 (Call 01/01/36)	1,375	1,220,743
4.40%, 07/01/46 (Call 01/01/46)	8,021	6,728,649
4.85%, 06/15/28 (Call 04/15/28)	2,660	2,632,130
5.11%, 08/01/27	2,520	2,506,040
5.15%, 10/06/25	2,505	2,496,372
5.20%, 06/15/33 (Call 12/15/32)	3,785	3,714,055
5.50%, 03/15/29 (Call 01/15/29)	4,020	4,062,537
5.70%, 10/15/32 (Call 04/15/32)	1,945	1,982,726
5.70%, 03/15/34 (Call 09/15/33)	3,440	3,492,610
Series 21-A, 3.75%, 09/15/51
(Call 06/15/26),
(5-year CMT + 2.915%)(a)	4,335	4,038,853
Series 21-B, 1.75%, 03/15/28
(Call 01/15/28)	1,330	1,173,668
Series A, 3.70%, 04/30/30 (Call 01/30/30)	4,520	4,168,192
Series B, 4.00%, 01/15/51 (Call 10/15/25),
(5-year CMT + 3.733%)(a)	2,185	2,105,963
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	2,203	2,046,053
4.15%, 12/01/25 (Call 09/01/25)	5,091	4,994,218
5.15%, 09/15/41	2,528	2,337,903
5.25%, 07/15/43	1,620	1,483,725
Series F, 4.95%, 12/15/46 (Call 06/15/46)	2,025	1,762,265
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	2,955	1,882,090
5.30%, 04/01/33 (Call 01/01/33)	1,110	1,072,783
6.20%, 03/15/40	1,739	1,799,842
Series J, 3.90%, 04/01/45 (Call 10/01/44)	680	502,419
Series K, 2.75%, 10/01/26 (Call 07/01/26)	2,370	2,223,204
Series L, 3.85%, 02/01/48 (Call 08/01/47)	2,343	1,670,757
Series M, 4.10%, 09/15/28 (Call 06/15/28)	2,165	2,049,491
Series N, 1.65%, 03/15/26 (Call 02/15/26)	2,605	2,438,931
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	1,378	933,398
3.70%, 08/15/47 (Call 02/15/47)	2,020	1,422,205
3.75%, 06/15/49 (Call 12/15/48)	1,438	1,020,144
4.50%, 08/15/41 (Call 02/15/41)	2,081	1,734,512
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	748	588,804
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	2,243	1,422,857
System Energy Resources Inc., 6.00%,
04/15/28 (Call 03/15/28)	1,495	1,517,162
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	2,054	1,718,980
3.45%, 03/15/51 (Call 09/15/50)	935	636,399
3.63%, 06/15/50 (Call 12/15/49)	2,056	1,468,369
4.10%, 06/15/42 (Call 12/15/41)	2,228	1,824,962
4.30%, 06/15/48 (Call 12/15/47)	1,754	1,406,154
4.35%, 05/15/44 (Call 11/15/43)	1,295	1,068,952
4.45%, 06/15/49 (Call 12/15/48)	2,159	1,790,650
4.90%, 03/01/29 (Call 02/01/29)	1,460	1,443,692
5.00%, 07/15/52 (Call 01/15/52)	1,275	1,134,703
Toledo Edison Co. (The), 6.15%, 05/15/37	959	1,000,434
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	3,846	3,094,019
3.25%, 05/15/32 (Call 02/15/32)	1,018	882,423
3.25%, 05/01/51 (Call 11/01/50)	2,460	1,611,410
4.00%, 06/15/50 (Call 12/15/49)	1,422	1,067,849
4.85%, 12/01/48 (Call 06/01/48)(b)	1,262	1,094,882
5.50%, 04/15/53 (Call 10/15/52)	2,095	2,017,130

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	$2,335	$1,865,837
2.63%, 03/15/51 (Call 09/15/50)	1,696	1,005,212
2.95%, 06/15/27 (Call 03/15/27)	3,153	2,954,327
2.95%, 03/15/30 (Call 12/15/29)	2,164	1,915,974
3.25%, 10/01/49 (Call 04/01/49)	1,936	1,306,402
3.50%, 03/15/29 (Call 12/15/28)	3,226	3,012,728
3.65%, 04/15/45 (Call 10/15/44)	2,200	1,645,883
3.90%, 09/15/42 (Call 03/15/42)	1,370	1,103,917
3.90%, 04/01/52 (Call 10/01/51)	1,190	914,262
4.00%, 04/01/48 (Call 10/01/47)	2,230	1,724,972
5.20%, 04/01/34 (Call 01/01/34)	2,295	2,261,882
5.25%, 01/15/54 (Call 07/15/53)	1,900	1,769,918
5.30%, 08/01/37	235	230,903
5.45%, 03/15/53 (Call 09/15/52)	2,500	2,400,991
8.45%, 03/15/39	633	803,176
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	2,509	2,055,658
2.40%, 03/30/32 (Call 12/30/31)	1,215	992,268
2.45%, 12/15/50 (Call 06/15/50)	3,952	2,229,801
2.95%, 11/15/51 (Call 05/15/51)	3,920	2,454,419
3.30%, 12/01/49 (Call 06/01/49)	2,385	1,620,456
4.00%, 01/15/43 (Call 07/15/42)	2,170	1,739,733
4.45%, 02/15/44 (Call 08/15/43)	2,300	1,957,900
4.60%, 12/01/48 (Call 06/01/48)	2,510	2,124,531
5.00%, 04/01/33 (Call 01/01/33)	3,435	3,330,216
5.00%, 01/15/34 (Call 10/15/33)	2,565	2,480,720
5.30%, 08/15/33 (Call 05/15/33)	2,450	2,424,043
5.35%, 01/15/54 (Call 07/15/53)(b)	2,025	1,916,824
5.45%, 04/01/53 (Call 10/01/52)	3,346	3,208,104
5.70%, 08/15/53 (Call 02/15/53)	2,220	2,217,381
6.35%, 11/30/37	1,877	1,977,508
8.88%, 11/15/38	2,378	3,088,794
Series A, 2.88%, 07/15/29 (Call 04/15/29)	2,282	2,051,322
Series A, 3.15%, 01/15/26 (Call 10/15/25)	4,442	4,293,176
Series A, 3.50%, 03/15/27 (Call 12/15/26)	4,112	3,936,035
Series A, 3.80%, 04/01/28 (Call 01/01/28)	3,745	3,565,774
Series A, 6.00%, 05/15/37	2,142	2,195,290
Series B, 2.95%, 11/15/26 (Call 08/15/26)	2,150	2,040,554
Series B, 3.75%, 05/15/27 (Call 04/15/27)	1,749	1,684,248
Series B, 3.80%, 09/15/47 (Call 03/15/47)	2,247	1,683,455
Series B, 4.20%, 05/15/45 (Call 11/15/44)	1,332	1,084,735
Series B, 6.00%, 01/15/36	1,684	1,739,106
Series C, 4.00%, 11/15/46 (Call 05/15/46)	2,275	1,775,749
Series C, 4.63%, 05/15/52 (Call 11/15/51)	2,755	2,324,522
Series D, 4.65%, 08/15/43 (Call 02/15/43)	2,355	2,066,382
Virginia Power Fuel Securitization LLC,
Series A-2, 4.88%, 05/01/33	6,000	5,945,026
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	3,004	2,645,406
1.80%, 10/15/30 (Call 07/15/30)	2,122	1,718,416
2.20%, 12/15/28 (Call 10/15/28)(b)	887	778,718
4.75%, 01/09/26 (Call 12/09/25)	5,185	5,127,648
4.75%, 01/15/28 (Call 12/15/27)	2,360	2,333,350
5.00%, 09/27/25 (Call 08/27/25)	2,515	2,498,311
5.15%, 10/01/27 (Call 09/01/27)	2,460	2,448,453
5.60%, 09/12/26 (Call 08/12/26)	1,505	1,511,663
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	2,075	1,824,289
4.30%, 10/15/48 (Call 04/15/48)	1,015	835,062
4.75%, 09/30/32 (Call 06/30/32)	1,770	1,725,950
Security	Par (000)	Value

Electric (continued)
5.00%, 05/15/29 (Call 04/15/29)	$860	$857,058
5.63%, 05/15/33	650	675,195
5.70%, 12/01/36	500	514,806
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	2,310	1,838,549
3.00%, 07/01/29 (Call 04/01/29)	2,123	1,928,343
3.05%, 10/15/27 (Call 07/15/27)	1,360	1,271,784
3.65%, 04/01/50 (Call 10/01/49)	1,305	931,758
3.95%, 09/01/32 (Call 06/01/32)	2,415	2,189,663
4.95%, 04/01/33 (Call 01/01/33)	1,770	1,699,936
5.38%, 03/30/34 (Call 12/30/33)	1,470	1,452,914
6.38%, 08/15/37	390	406,622
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	1,925	1,190,100
3.30%, 09/01/49 (Call 03/01/49)	2,210	1,514,238
3.67%, 12/01/42	1,840	1,432,046
4.75%, 11/01/44 (Call 05/01/44)	2,403	2,154,243
5.35%, 11/10/25 (Call 10/10/25)	1,740	1,739,684
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	2,875	2,605,614
2.35%, 11/15/31 (Call 05/15/31)	1,550	1,242,472
2.60%, 12/01/29 (Call 06/01/29)	2,551	2,220,376
3.30%, 06/01/25 (Call 12/01/24)	2,834	2,775,544
3.35%, 12/01/26 (Call 06/01/26)	3,107	2,954,232
3.40%, 06/01/30 (Call 12/01/29)	2,835	2,538,870
3.50%, 12/01/49 (Call 06/01/49)	2,245	1,531,073
4.00%, 06/15/28 (Call 12/15/27)	3,379	3,216,589
4.60%, 06/01/32 (Call 12/01/31)	2,895	2,697,107
5.45%, 08/15/33 (Call 02/15/33)	3,515	3,453,536
5.50%, 03/15/34 (Call 09/15/33)	3,375	3,320,614
6.50%, 07/01/36	1,049	1,098,706
		2,328,692,345
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)	1,751	1,439,274
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	2,454	2,231,822
1.80%, 10/15/27 (Call 08/15/27)	3,306	2,997,179
1.95%, 10/15/30 (Call 07/15/30)	2,376	1,996,444
2.00%, 12/21/28 (Call 10/21/28)	3,722	3,284,909
2.20%, 12/21/31 (Call 09/21/31)	3,366	2,786,784
2.75%, 10/15/50 (Call 04/15/50)	3,498	2,205,043
2.80%, 12/21/51 (Call 06/21/51)	2,935	1,837,306
3.15%, 06/01/25 (Call 03/01/25)	3,125	3,058,268
5.25%, 11/15/39	1,645	1,625,345
		23,462,374
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	3,011	2,756,546
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27 (Call 07/01/27)	1,827	1,726,640
5.41%, 07/01/32 (Call 04/01/32)	1,730	1,712,757
5.60%, 05/29/34 (Call 02/28/34)	1,600	1,597,032
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	2,945	2,407,587
2.80%, 02/15/30 (Call 11/15/29)	5,562	4,926,180
4.35%, 06/01/29 (Call 03/01/29)	1,751	1,691,991
4.75%, 03/30/26	500	495,124
5.05%, 04/05/27 (Call 03/05/27)	525	523,819
5.05%, 04/05/29 (Call 03/05/29)	1,255	1,251,980
5.25%, 04/05/34 (Call 01/05/34)	1,295	1,290,860

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	$3,283	$2,743,062
3.88%, 01/12/28 (Call 10/12/27)	1,940	1,839,831
5.88%, 04/10/34 (Call 01/10/34)	1,590	1,561,408
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	1,906	1,569,593
4.63%, 04/15/26 (Call 01/15/26)	3,451	3,383,619
5.50%, 06/01/32 (Call 03/01/32)	1,625	1,552,762
6.25%, 03/15/28 (Call 02/15/28)	2,130	2,179,991
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	3,875	3,749,866
4.75%, 06/15/25 (Call 03/15/25)	3,087	3,056,047
4.88%, 06/15/29 (Call 03/15/29)	3,781	3,658,172
4.88%, 05/12/30 (Call 02/12/30)	2,639	2,541,810
6.00%, 01/15/28 (Call 12/15/27)	2,080	2,104,653
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	5,296	5,058,362
4.30%, 06/15/46 (Call 12/15/45)	1,680	1,389,837
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	4,254	3,843,712
1.35%, 06/01/25 (Call 05/01/25)	5,614	5,398,002
1.75%, 09/01/31 (Call 06/01/31)	6,685	5,394,174
1.95%, 06/01/30 (Call 03/01/30)	3,921	3,316,149
2.50%, 11/01/26 (Call 08/01/26)	7,342	6,928,798
2.70%, 08/15/29 (Call 05/15/29)	5,470	4,915,158
2.80%, 06/01/50 (Call 12/01/49)	4,715	3,131,141
3.81%, 11/21/47 (Call 05/21/47)	4,425	3,459,735
4.25%, 01/15/29 (Call 12/15/28)	3,005	2,929,865
4.50%, 01/15/34 (Call 10/15/33)	2,955	2,819,321
4.88%, 09/01/29 (Call 08/01/29)	3,225	3,218,849
4.95%, 02/15/28 (Call 01/15/28)	3,790	3,807,912
4.95%, 09/01/31 (Call 07/01/31)	2,825	2,813,836
5.00%, 02/15/33 (Call 11/15/32)	5,335	5,326,298
5.00%, 03/01/35 (Call 12/01/34)	2,785	2,745,697
5.25%, 03/01/54 (Call 09/01/53)	2,735	2,650,282
5.35%, 03/01/64 (Call 09/01/63)	2,755	2,674,068
5.38%, 03/01/41	1,475	1,481,399
5.70%, 03/15/36	2,250	2,356,024
5.70%, 03/15/37	2,205	2,279,581
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	795	658,228
3.15%, 08/15/27 (Call 05/15/27)	2,672	2,508,728
3.35%, 03/01/26 (Call 12/01/25)	2,435	2,352,739
3.50%, 02/15/28 (Call 11/15/27)	2,724	2,571,498
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	3,595	3,340,136
3.00%, 01/15/31 (Call 10/15/30)	3,056	2,592,633
3.60%, 01/15/30 (Call 10/15/29)	2,711	2,428,602
3.95%, 01/12/28 (Call 10/12/27)	2,980	2,815,288
4.25%, 05/15/27 (Call 04/15/27)	1,245	1,201,330
5.45%, 02/01/29 (Call 01/01/29)	915	910,459
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	3,899	3,466,566
4.60%, 04/06/27 (Call 01/06/27)	4,688	4,593,976
TD Synnex Corp., 6.10%, 04/12/34
(Call 01/12/34)	820	826,719
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	3,411	3,134,479
2.38%, 08/09/28 (Call 06/09/28)	2,510	2,216,853
2.65%, 08/09/31 (Call 05/09/31)	2,971	2,423,228
Security	Par (000)	Value

Electronics (continued)
Trimble Inc.
4.90%, 06/15/28 (Call 03/15/28)	$3,249	$3,188,805
6.10%, 03/15/33 (Call 12/15/32)	995	1,023,074
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)	665	558,135
3.13%, 08/15/27 (Call 05/15/27)	3,490	3,286,637
3.70%, 02/15/26 (Call 11/15/25)	2,749	2,678,282
4.50%, 02/13/26	2,415	2,384,883
7.13%, 10/01/37	1,276	1,454,173
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	3,857	3,584,084
2.40%, 04/01/28 (Call 02/01/28)	3,196	2,810,810
2.95%, 04/01/31 (Call 01/01/31)	2,819	2,324,222
		189,594,097
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc.
5.90%, 03/01/33 (Call 12/01/32)	4,005	3,982,043
6.35%, 08/18/28 (Call 07/18/28)	4,342	4,453,541
Ste Transcore Holdings Inc., 4.13%, 05/23/26
(Call 04/23/26)(f)	600	586,557
		9,022,141
Entertainment — 0.1%
Warnermedia Holdings Inc.
3.76%, 03/15/27 (Call 02/15/27)	16,245	15,407,332
4.05%, 03/15/29 (Call 01/15/29)	6,125	5,643,106
4.28%, 03/15/32 (Call 12/15/31)	19,751	17,288,251
5.05%, 03/15/42 (Call 09/15/41)(b)	10,463	8,647,938
5.14%, 03/15/52 (Call 09/15/51)	24,755	19,534,248
5.39%, 03/15/62 (Call 09/15/61)	10,665	8,390,555
6.41%, 03/15/26 (Call 06/11/24)	1,165	1,165,196
		76,076,626
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%,
03/01/52 (Call 09/01/51)(b)	1,883	1,521,126
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	3,245	3,043,092
1.45%, 02/15/31 (Call 11/15/30)	3,753	2,964,093
1.75%, 02/15/32 (Call 11/15/31)	2,175	1,700,286
2.30%, 03/01/30 (Call 12/01/29)	3,970	3,412,841
2.38%, 03/15/33 (Call 12/15/32)	3,080	2,447,657
2.90%, 07/01/26 (Call 04/01/26)	2,114	2,025,173
3.05%, 03/01/50 (Call 09/01/49)	2,355	1,571,346
3.38%, 11/15/27 (Call 08/15/27)	3,180	3,011,220
3.95%, 05/15/28 (Call 02/15/28)	4,001	3,836,528
4.88%, 04/01/29 (Call 03/01/29)	2,375	2,347,275
5.00%, 12/15/33 (Call 09/15/33)	2,605	2,539,738
5.00%, 04/01/34 (Call 01/01/34)	3,035	2,961,359
5.70%, 05/15/41 (Call 11/15/40)	1,376	1,384,418
6.20%, 03/01/40	925	986,373
Veralto Corp.
5.35%, 09/18/28 (Call 08/18/28)(c)	3,430	3,435,799
5.45%, 09/18/33 (Call 06/18/33)(c)	1,760	1,743,347
5.50%, 09/18/26 (Call 08/18/26)(c)	3,340	3,332,491
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	3,123	2,523,512
2.60%, 02/01/30 (Call 11/01/29)	3,132	2,746,016
2.95%, 01/15/52 (Call 07/15/51)(b)	2,905	1,853,740
3.05%, 04/01/50 (Call 10/01/49)	2,241	1,474,346
3.20%, 06/01/32 (Call 03/01/32)	2,100	1,813,661
3.50%, 05/01/29 (Call 02/01/29)	2,601	2,420,346

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
4.20%, 01/15/33 (Call 10/15/32)	$3,005	$2,780,188
4.25%, 12/01/28 (Call 09/01/28)	2,747	2,655,514
5.00%, 03/01/34 (Call 12/01/33)	2,420	2,355,340
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	2,971	2,784,594
1.15%, 03/15/28 (Call 01/15/28)(b)	2,310	2,008,244
1.50%, 03/15/31 (Call 12/15/30)	1,698	1,355,389
2.00%, 06/01/29 (Call 04/01/29)	3,605	3,132,924
2.50%, 11/15/50 (Call 05/15/50)	1,347	800,205
2.95%, 06/01/41 (Call 12/01/40)	3,710	2,685,932
3.15%, 11/15/27 (Call 08/15/27)	5,083	4,789,055
4.10%, 03/01/45 (Call 09/01/44)	370	310,128
4.15%, 04/15/32 (Call 01/15/32)	1,730	1,625,101
4.15%, 07/15/49 (Call 01/15/49)	3,952	3,245,355
4.63%, 02/15/30 (Call 12/15/29)	3,130	3,066,025
4.63%, 02/15/33 (Call 11/15/32)	5,710	5,493,729
4.88%, 02/15/29 (Call 01/15/29)	3,350	3,336,307
4.88%, 02/15/34 (Call 11/15/33)	4,110	4,009,612
		103,529,425
Equity Funds — 0.0%
Brookfield Finance Inc., 6.35%, 01/05/34
(Call 10/05/33)	2,795	2,929,806

Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	3,596	3,840,389
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	3,468	2,955,694
3.13%, 04/24/50 (Call 10/24/49)	1,850	1,193,109
4.15%, 03/15/28 (Call 12/15/27)	4,862	4,685,593
4.80%, 03/15/48 (Call 09/15/47)	3,215	2,797,216
5.20%, 03/19/27	2,155	2,156,353
5.20%, 03/21/29 (Call 02/21/29)	2,025	2,013,906
5.30%, 03/20/26	1,780	1,776,260
5.40%, 03/21/34 (Call 12/21/33)	2,100	2,077,996
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	3,463	3,029,798
4.60%, 11/01/25 (Call 09/01/25)	4,551	4,492,265
4.85%, 11/01/28 (Call 08/01/28)	4,180	4,087,920
5.30%, 10/01/26	2,175	2,173,244
5.30%, 11/01/38 (Call 05/01/38)	4,751	4,436,782
5.40%, 11/01/48 (Call 05/01/48)	4,193	3,842,955
7.00%, 10/01/28	2,659	2,822,874
8.25%, 09/15/30	2,182	2,491,867
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	2,030	1,674,815
3.50%, 10/01/26 (Call 07/01/26)	1,837	1,754,836
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	2,782	2,281,113
2.88%, 04/15/30 (Call 01/15/30)	3,584	3,170,823
3.00%, 02/01/51 (Call 08/01/50)	4,754	3,011,556
3.20%, 02/10/27 (Call 11/10/26)	4,367	4,148,381
4.20%, 04/17/28 (Call 01/17/28)	7,213	6,971,585
4.70%, 01/30/27 (Call 12/20/26)	2,770	2,732,979
4.70%, 04/17/48 (Call 10/17/47)	350	307,199
4.95%, 03/29/33 (Call 12/29/32)	4,406	4,279,491
5.24%, 11/18/25 (Call 06/17/24)	1,500	1,494,318
5.40%, 06/15/40	1,137	1,108,445
5.50%, 10/17/28 (Call 09/17/28)	3,425	3,467,069
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	3,631	3,474,996
1.70%, 06/01/30 (Call 03/01/30)	2,372	1,970,858
Security	Par (000)	Value

Food (continued)
2.30%, 08/15/26 (Call 05/15/26)	$4,347	$4,094,780
2.45%, 11/15/29 (Call 08/15/29)	1,988	1,754,400
2.65%, 06/01/50 (Call 12/01/49)	855	531,733
3.13%, 11/15/49 (Call 05/15/49)	2,294	1,580,049
3.20%, 08/21/25 (Call 05/21/25)	1,103	1,076,526
3.38%, 08/15/46 (Call 02/15/46)	775	570,143
4.25%, 05/04/28 (Call 04/04/28)	2,005	1,965,472
4.50%, 05/04/33 (Call 02/04/33)(b)	790	767,081
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	7,045	6,221,318
1.80%, 06/11/30 (Call 03/11/30)	1,567	1,305,668
3.05%, 06/03/51 (Call 12/03/50)	3,590	2,341,195
4.80%, 03/30/27 (Call 02/28/27)	3,810	3,789,227
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	1,594	1,391,912
3.20%, 10/01/26 (Call 07/01/26)	3,310	3,146,910
3.90%, 06/01/50 (Call 12/01/49)	2,000	1,462,770
J.M. Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	2,580	2,055,435
2.38%, 03/15/30 (Call 12/15/29)	2,770	2,378,365
2.75%, 09/15/41 (Call 03/15/41)	1,290	851,144
3.38%, 12/15/27 (Call 09/15/27)	3,205	3,021,643
3.55%, 03/15/50 (Call 09/15/49)	1,678	1,147,295
4.25%, 03/15/35	3,997	3,554,086
4.38%, 03/15/45	1,956	1,630,505
5.90%, 11/15/28 (Call 10/15/28)	3,965	4,070,887
6.20%, 11/15/33 (Call 08/15/33)	4,325	4,519,459
6.50%, 11/15/43 (Call 05/15/43)	2,250	2,376,819
6.50%, 11/15/53 (Call 05/15/53)	1,615	1,729,434
JBS USA Holding Lux SARL/ JBS USA Food
Co./ JBS Lux Co. SARL
2.50%, 01/15/27 (Call 12/15/26)	515	475,112
3.00%, 02/02/29 (Call 12/02/28)	505	447,466
3.00%, 05/15/32 (Call 02/15/32)	3,361	2,734,215
3.63%, 01/15/32 (Call 01/15/27)	1,245	1,069,226
3.75%, 12/01/31 (Call 12/01/26)	1,335	1,158,716
4.38%, 02/02/52 (Call 08/02/51)	2,650	1,966,826
5.13%, 02/01/28 (Call 01/01/28)	4,648	4,565,911
5.50%, 01/15/30 (Call 01/15/25)	3,285	3,215,400
5.75%, 04/01/33 (Call 01/01/33)	7,180	7,079,376
6.50%, 12/01/52 (Call 06/01/52)	6,869	6,885,196
6.75%, 03/15/34 (Call 12/15/33)(c)	7,675	8,077,200
7.25%, 11/15/53 (Call 05/15/53)(c)	4,450	4,860,747
Kellanova
2.10%, 06/01/30 (Call 03/01/30)	1,980	1,664,166
3.25%, 04/01/26	4,846	4,667,217
3.40%, 11/15/27 (Call 08/15/27)	3,087	2,910,402
4.30%, 05/15/28 (Call 02/15/28)	3,419	3,322,603
4.50%, 04/01/46	2,634	2,218,660
5.25%, 03/01/33 (Call 12/01/32)	1,165	1,156,335
5.75%, 05/16/54 (Call 11/16/53)	1,210	1,202,167
Series B, 7.45%, 04/01/31	3,712	4,145,945
Koninklijke Ahold Delhaize NV, 5.70%,
10/01/40	1,585	1,569,689
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	7,970	7,628,371
3.75%, 04/01/30 (Call 01/01/30)	3,725	3,461,693
3.88%, 05/15/27 (Call 02/15/27)	6,695	6,476,344
4.25%, 03/01/31 (Call 12/01/30)	2,157	2,040,805
4.38%, 06/01/46 (Call 12/01/45)	10,410	8,540,915
4.63%, 01/30/29 (Call 10/30/28)	2,910	2,856,979

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.63%, 10/01/39 (Call 04/01/39)	$2,840	$2,500,683
4.88%, 10/01/49 (Call 04/01/49)	4,805	4,198,734
5.00%, 07/15/35 (Call 01/15/35)	3,700	3,590,864
5.00%, 06/04/42	5,706	5,182,275
5.20%, 07/15/45 (Call 01/15/45)	6,550	6,043,829
5.50%, 06/01/50 (Call 12/01/49)	3,790	3,631,543
6.50%, 02/09/40	3,000	3,212,684
6.75%, 03/15/32	1,995	2,171,214
6.88%, 01/26/39	3,730	4,132,680
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	2,585	2,066,882
2.20%, 05/01/30 (Call 02/01/30)	2,538	2,148,489
2.65%, 10/15/26 (Call 07/15/26)	3,977	3,747,630
3.50%, 02/01/26 (Call 11/01/25)	3,761	3,651,614
3.70%, 08/01/27 (Call 05/01/27)	3,190	3,062,062
3.88%, 10/15/46 (Call 04/15/46)	1,916	1,433,936
3.95%, 01/15/50 (Call 07/15/49)	2,956	2,272,164
4.45%, 02/01/47 (Call 08/01/46)	4,086	3,386,466
4.50%, 01/15/29 (Call 10/15/28)	3,556	3,478,370
4.65%, 01/15/48 (Call 07/15/47)	1,984	1,683,468
5.00%, 04/15/42 (Call 10/15/41)	2,316	2,139,166
5.15%, 08/01/43 (Call 02/01/43)	1,950	1,790,380
5.40%, 07/15/40 (Call 01/15/40)	2,383	2,313,517
5.40%, 01/15/49 (Call 07/15/48)	2,267	2,148,986
6.90%, 04/15/38	2,615	2,901,481
7.50%, 04/01/31	2,473	2,769,178
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	3,490	3,236,674
1.85%, 02/15/31 (Call 11/15/30)	2,753	2,222,246
2.50%, 04/15/30 (Call 01/15/30)	3,205	2,756,137
3.40%, 08/15/27 (Call 05/15/27)	5,570	5,277,505
4.20%, 08/15/47 (Call 02/15/47)	1,580	1,291,181
4.95%, 04/15/33 (Call 01/15/33)	2,300	2,230,341
Mondelez International Inc.
1.50%, 02/04/31 (Call 11/04/30)	3,216	2,554,422
1.88%, 10/15/32 (Call 07/15/32)(b)	2,129	1,671,493
2.63%, 03/17/27 (Call 02/17/27)	2,640	2,469,629
2.63%, 09/04/50 (Call 03/04/50)	4,895	2,949,464
2.75%, 04/13/30 (Call 01/13/30)	3,843	3,380,578
3.00%, 03/17/32 (Call 12/17/31)	695	595,604
4.13%, 05/07/28 (Call 02/07/28)	895	868,072
4.75%, 02/20/29 (Call 01/20/29)	2,680	2,636,969
Pilgrim's Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	5,800	4,877,217
4.25%, 04/15/31 (Call 04/15/26)	6,005	5,408,650
6.25%, 07/01/33 (Call 04/01/33)	5,710	5,786,739
6.88%, 05/15/34 (Call 02/15/34)	1,780	1,881,198
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	3,234	2,777,611
2.45%, 12/14/31 (Call 09/14/31)	2,780	2,286,399
3.15%, 12/14/51 (Call 06/14/51)	3,665	2,400,437
3.25%, 07/15/27 (Call 04/15/27)	4,301	4,062,214
3.30%, 07/15/26 (Call 04/15/26)	4,390	4,213,754
3.30%, 02/15/50 (Call 08/15/49)	2,639	1,802,483
3.75%, 10/01/25 (Call 07/01/25)	5,100	4,982,166
4.45%, 03/15/48 (Call 09/15/47)	2,353	1,945,420
4.50%, 04/01/46 (Call 10/01/45)	1,275	1,071,431
4.85%, 10/01/45 (Call 04/01/45)	2,345	2,067,696
5.38%, 09/21/35	1,924	1,918,550
5.75%, 01/17/29 (Call 12/17/28)	2,730	2,783,465
5.95%, 04/01/30 (Call 01/01/30)	3,203	3,322,302
Security	Par (000)	Value

Food (continued)
6.00%, 01/17/34 (Call 10/17/33)	$2,736	$2,861,453
6.60%, 04/01/40 (Call 10/01/39)	1,185	1,287,613
6.60%, 04/01/50 (Call 10/01/49)	4,807	5,356,452
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	8,454	8,046,195
4.00%, 03/01/26 (Call 01/01/26)	4,535	4,423,178
4.35%, 03/01/29 (Call 12/01/28)	5,739	5,509,783
4.55%, 06/02/47 (Call 12/02/46)	3,801	3,063,945
4.88%, 08/15/34 (Call 02/15/34)	3,376	3,175,801
5.10%, 09/28/48 (Call 03/28/48)	6,305	5,499,142
5.15%, 08/15/44 (Call 02/15/44)	2,736	2,416,402
5.40%, 03/15/29 (Call 02/15/29)	2,470	2,468,700
5.70%, 03/15/34 (Call 12/15/33)	3,350	3,330,180
Walmart Inc., 3.90%, 09/09/25	4,670	4,602,506
		463,882,315
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	3,223	3,010,503
5.50%, 11/02/47 (Call 05/02/47)	1,650	1,428,791
Georgia-Pacific LLC
7.75%, 11/15/29	2,493	2,799,002
8.88%, 05/15/31	2,605	3,166,038
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	2,936	2,376,302
4.40%, 08/15/47 (Call 02/15/47)	3,173	2,575,396
4.80%, 06/15/44 (Call 12/15/43)	3,535	3,078,539
5.00%, 09/15/35 (Call 03/15/35)	2,225	2,106,091
5.15%, 05/15/46 (Call 11/15/45)	690	618,853
6.00%, 11/15/41 (Call 05/15/41)	2,976	2,933,081
7.30%, 11/15/39	475	533,108
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	2,739	2,385,181
3.13%, 01/15/32 (Call 10/15/31)	4,522	3,652,254
3.75%, 01/15/31 (Call 10/15/30)	3,726	3,216,123
5.00%, 01/15/30 (Call 10/15/29)	5,446	5,122,971
6.00%, 01/15/29 (Call 10/15/28)	9,232	9,148,797
Suzano International Finance BV, 5.50%,
01/17/27	5,329	5,277,691
		53,428,721
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	2,740	2,185,169
2.63%, 09/15/29 (Call 06/15/29)	2,101	1,868,967
2.85%, 02/15/52 (Call 08/15/51)	1,298	805,328
3.00%, 06/15/27 (Call 03/15/27)	3,265	3,073,781
3.38%, 09/15/49 (Call 03/15/49)	3,042	2,124,706
4.13%, 10/15/44 (Call 04/15/44)	2,151	1,786,799
4.13%, 03/15/49 (Call 09/15/48)	3,574	2,840,340
4.15%, 01/15/43 (Call 07/15/42)	2,924	2,457,263
4.30%, 10/01/48 (Call 04/01/48)	1,748	1,446,407
5.45%, 10/15/32 (Call 07/15/32)	315	319,281
5.50%, 06/15/41 (Call 12/15/40)	2,056	2,053,890
5.75%, 10/15/52 (Call 04/15/52)	2,035	2,072,843
5.90%, 11/15/33 (Call 08/15/33)	1,895	1,979,296
6.20%, 11/15/53 (Call 05/15/53)	1,355	1,464,593
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	3,205	2,595,043
4.00%, 04/01/28 (Call 01/01/28)	2,264	2,162,630
4.10%, 09/01/47 (Call 03/01/47)	1,278	1,012,026
4.40%, 07/01/32 (Call 04/01/32)	2,300	2,146,869

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
5.25%, 03/01/28 (Call 02/01/28)	$5,202	$5,201,090
5.40%, 03/01/33 (Call 12/01/32)	2,858	2,845,778
5.85%, 01/15/41 (Call 07/15/40)	1,458	1,479,921
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	1,605	1,340,098
3.95%, 09/15/27 (Call 06/15/27)	929	883,400
4.75%, 09/01/28 (Call 06/01/28)	2,133	2,066,250
5.20%, 07/15/25 (Call 04/15/25)	2,089	2,077,285
5.50%, 01/15/26 (Call 12/15/25)	3,787	3,772,223
5.50%, 10/01/26	1,450	1,444,741
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	5,608	5,307,035
1.70%, 02/15/31 (Call 11/15/30)	4,315	3,423,921
2.95%, 09/01/29 (Call 06/01/29)	4,084	3,651,772
3.49%, 05/15/27 (Call 02/15/27)	5,034	4,788,312
3.60%, 05/01/30 (Call 02/01/30)	4,733	4,318,519
3.95%, 03/30/48 (Call 09/30/47)	3,501	2,640,884
4.38%, 05/15/47 (Call 11/15/46)	4,311	3,512,521
4.80%, 02/15/44 (Call 08/15/43)	3,554	3,095,553
5.00%, 06/15/52 (Call 12/15/51)	1,960	1,741,190
5.25%, 03/30/28 (Call 02/29/28)	3,081	3,073,420
5.25%, 02/15/43 (Call 08/15/42)	1,850	1,710,020
5.35%, 04/01/34 (Call 01/01/34)	2,520	2,465,437
5.40%, 06/30/33 (Call 03/30/33)	1,213	1,196,077
5.65%, 02/01/45 (Call 08/01/44)	1,922	1,853,410
5.95%, 06/15/41 (Call 12/15/40)	1,795	1,802,060
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	857	718,215
4.25%, 09/01/32 (Call 06/01/32)(b)	865	810,043
4.50%, 11/01/48 (Call 05/01/48)	2,040	1,716,011
4.66%, 02/01/44 (Call 08/01/43)	1,548	1,360,712
5.10%, 04/01/29 (Call 03/01/29)	2,270	2,266,146
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	2,260	1,886,264
3.35%, 06/01/50 (Call 12/01/49)	2,130	1,385,947
3.50%, 06/01/29 (Call 03/01/29)	2,924	2,691,420
3.64%, 11/01/46 (Call 05/01/46)(b)	1,742	1,249,131
4.65%, 08/01/43 (Call 02/01/43)	1,045	896,959
5.05%, 05/15/52 (Call 11/15/51)	1,888	1,654,594
5.40%, 06/15/33 (Call 03/15/33)	1,749	1,742,192
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	4,235	3,985,407
3.20%, 06/15/25 (Call 03/15/25)	1,941	1,897,644
3.75%, 09/15/42 (Call 03/15/42)	1,810	1,403,872
5.13%, 11/15/40	1,665	1,565,233
5.20%, 06/01/33 (Call 03/01/33)	2,670	2,643,956
5.60%, 04/01/54 (Call 10/01/53)	1,770	1,729,952
5.75%, 06/01/53 (Call 12/01/52)	2,300	2,277,392
6.35%, 11/15/52 (Call 05/15/52)	2,565	2,761,586
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	3,637	3,449,085
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	1,894	1,481,985
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	2,445	1,957,729
Series WW, 3.95%, 02/15/50
(Call 08/15/49)	1,317	992,753
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	3,083	2,672,924
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	1,864	1,786,354
3.95%, 10/01/46 (Call 04/01/46)	1,917	1,441,135
4.40%, 06/01/43 (Call 12/01/42)	2,430	1,996,934
4.40%, 05/30/47 (Call 11/30/46)	2,228	1,805,519
5.15%, 09/15/32 (Call 03/15/32)	1,665	1,643,236
Security	Par (000)	Value

Gas (continued)
5.75%, 09/15/33 (Call 03/15/33)	$1,930	$1,973,517
5.88%, 03/15/41 (Call 09/15/40)	2,310	2,322,925
Series 2020-A, 1.75%, 01/15/31
(Call 10/15/30)	2,899	2,337,086
Series 21A, 3.15%, 09/30/51
(Call 03/30/51)	1,845	1,163,497
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	1,608	1,346,112
3.18%, 08/15/51 (Call 02/15/51)	1,505	943,252
3.70%, 04/01/28 (Call 01/01/28)	2,033	1,918,693
3.80%, 09/29/46 (Call 03/29/46)(b)	1,381	1,019,629
4.05%, 03/15/32 (Call 12/15/31)	2,812	2,539,274
4.15%, 06/01/49 (Call 12/01/48)	1,439	1,087,778
5.45%, 03/23/28 (Call 02/23/28)	1,600	1,605,089
5.80%, 12/01/27 (Call 11/01/27)	2,110	2,132,747
Spire Inc., 5.30%, 03/01/26	570	567,996
Spire Missouri Inc.
3.30%, 06/01/51 (Call 12/01/50)	450	302,340
4.80%, 02/15/33 (Call 11/15/32)	1,340	1,288,003
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	2,235	1,615,723
Series K, 3.80%, 09/15/46 (Call 03/15/46)	2,306	1,722,112
		181,842,251
Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	1,515	1,271,375
4.63%, 06/15/28 (Call 03/15/28)	940	912,292
Regal Rexnord Corp.
6.05%, 02/15/26	5,545	5,559,526
6.05%, 04/15/28 (Call 03/15/28)	5,615	5,688,718
6.30%, 02/15/30 (Call 12/15/29)	2,500	2,559,237
6.40%, 04/15/33 (Call 01/15/33)	3,865	3,978,286
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	2,074	1,418,273
3.25%, 03/01/27 (Call 12/01/26)	2,105	2,015,764
4.10%, 03/01/48 (Call 09/01/47)	1,055	861,762
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	3,965	3,347,053
2.75%, 11/15/50 (Call 05/15/50)	3,215	1,833,123
3.00%, 05/15/32 (Call 02/15/32)(b)	2,847	2,401,396
3.40%, 03/01/26 (Call 01/01/26)	3,360	3,244,835
4.25%, 11/15/28 (Call 08/15/28)	2,151	2,066,921
4.85%, 11/15/48 (Call 05/15/48)	2,147	1,829,010
5.20%, 09/01/40	1,918	1,799,550
6.00%, 03/06/28 (Call 02/06/28)(b)	3,605	3,708,227
		44,495,348
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	4,629	4,078,077
1.40%, 06/30/30 (Call 03/30/30)	4,128	3,397,421
3.75%, 11/30/26 (Call 08/30/26)	9,642	9,377,926
3.88%, 09/15/25 (Call 06/15/25)	3,594	3,539,855
4.75%, 11/30/36 (Call 05/30/36)	6,673	6,434,661
4.75%, 04/15/43 (Call 10/15/42)	5,050	4,727,153
4.90%, 11/30/46 (Call 05/30/46)	9,817	9,225,568
5.30%, 05/27/40	3,975	4,016,105
6.00%, 04/01/39	1,650	1,783,919
6.15%, 11/30/37	3,700	4,012,950
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	1,666	1,394,958

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
2.30%, 03/12/31 (Call 12/12/30)	$4,474	$3,708,865
2.75%, 09/15/29 (Call 06/15/29)	2,644	2,348,585
3.05%, 09/22/26 (Call 06/22/26)	2,801	2,660,672
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	3,070	2,417,223
1.92%, 02/01/27 (Call 01/01/27)	7,008	6,398,043
2.27%, 12/01/28 (Call 10/01/28)	6,085	5,324,402
2.54%, 02/01/32 (Call 11/01/31)(b)	3,605	2,926,563
2.60%, 08/15/26 (Call 05/15/26)	4,097	3,853,641
3.13%, 12/01/51 (Call 06/01/51)	4,432	2,770,959
3.50%, 08/15/46 (Call 02/15/46)	1,938	1,353,826
3.95%, 04/01/30 (Call 01/01/30)	3,405	3,146,089
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)(b)	4,362	4,211,994
2.65%, 06/01/30 (Call 03/01/30)	4,166	3,628,918
4.00%, 03/01/28 (Call 12/01/27)	3,230	3,114,542
4.55%, 03/01/39 (Call 09/01/38)	2,928	2,698,604
4.70%, 03/01/49 (Call 09/01/48)	2,774	2,459,792
6.50%, 11/15/35	1,318	1,448,383
7.38%, 01/15/40	1,166	1,364,830
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	5,673	3,432,922
2.80%, 12/10/51 (Call 06/10/51)	4,075	2,552,537
3.35%, 09/15/25 (Call 06/15/25)	2,836	2,770,232
4.38%, 09/15/45 (Call 03/15/45)	2,158	1,881,894
Dentsply Sirona Inc., 3.25%, 06/01/30
(Call 03/01/30)	3,618	3,154,179
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	3,406	3,014,325
3.25%, 11/15/39 (Call 05/15/39)	4,017	3,159,248
3.40%, 11/15/49 (Call 05/15/49)	2,969	2,137,503
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)	2,966	2,858,274
GE HealthCare Technologies Inc.
5.60%, 11/15/25 (Call 10/15/25)	8,720	8,727,054
5.65%, 11/15/27 (Call 10/15/27)	9,265	9,373,670
5.86%, 03/15/30 (Call 01/15/30)	4,545	4,660,279
5.91%, 11/22/32 (Call 08/22/32)	2,505	2,578,702
6.38%, 11/22/52 (Call 05/22/52)	4,988	5,412,485
Koninklijke Philips NV
5.00%, 03/15/42	2,467	2,245,005
6.88%, 03/11/38	3,455	3,793,521
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	5,100	4,965,626
4.50%, 03/30/33 (Call 12/30/32)	3,385	3,236,799
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)	100	83,947
4.38%, 03/15/35	9,780	9,135,385
4.63%, 03/15/45	8,592	7,750,983
Revvity Inc.
1.90%, 09/15/28 (Call 07/15/28)	2,998	2,601,383
2.25%, 09/15/31 (Call 06/15/31)	2,615	2,123,156
2.55%, 03/15/31 (Call 12/15/30)	1,330	1,107,913
3.30%, 09/15/29 (Call 06/15/29)	3,076	2,788,524
3.63%, 03/15/51 (Call 09/15/50)	1,230	845,814
Smith & Nephew PLC
2.03%, 10/14/30 (Call 07/14/30)	5,255	4,304,881
5.15%, 03/20/27 (Call 02/20/27)	475	472,828
5.40%, 03/20/34 (Call 12/20/33)	1,385	1,357,478
Solventum Corp.
5.40%, 03/01/29 (Call 02/01/29)(c)	3,770	3,746,351
Security	Par (000)	Value

Health Care - Products (continued)
5.45%, 02/25/27 (Call 01/25/27)(c)	$2,550	$2,543,522
5.45%, 03/13/31 (Call 01/13/31)(c)	4,500	4,436,643
5.60%, 03/23/34 (Call 12/23/33)(c)	5,400	5,305,137
5.90%, 04/30/54 (Call 10/30/53)(c)	5,320	5,103,711
6.00%, 05/15/64 (Call 11/15/63)(c)	4,477	4,273,314
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	3,366	2,841,042
3.75%, 03/15/51 (Call 09/15/50)	4,140	2,999,566
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	3,143	3,007,526
1.95%, 06/15/30 (Call 03/15/30)	5,128	4,295,802
2.90%, 06/15/50 (Call 12/15/49)	2,431	1,581,497
3.38%, 11/01/25 (Call 08/01/25)	8,408	8,172,699
3.50%, 03/15/26 (Call 12/15/25)	6,864	6,658,047
3.65%, 03/07/28 (Call 12/07/27)	4,337	4,121,345
4.10%, 04/01/43 (Call 10/01/42)	3,683	3,042,686
4.38%, 05/15/44 (Call 11/15/43)	1,913	1,647,090
4.63%, 03/15/46 (Call 09/15/45)	2,985	2,626,313
4.85%, 12/08/28 (Call 11/08/28)	3,310	3,271,993
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)	4,615	4,048,296
2.00%, 10/15/31 (Call 07/15/31)	4,905	3,982,009
2.60%, 10/01/29 (Call 07/01/29)	3,959	3,517,054
2.80%, 10/15/41 (Call 04/15/41)	3,235	2,300,666
4.10%, 08/15/47 (Call 02/15/47)	4,604	3,780,186
4.80%, 11/21/27 (Call 10/21/27)	3,263	3,244,704
4.95%, 08/10/26 (Call 07/10/26)	4,245	4,229,899
4.95%, 11/21/32 (Call 08/21/32)	2,215	2,187,443
4.98%, 08/10/30 (Call 06/10/30)	3,378	3,358,731
5.00%, 12/05/26 (Call 11/05/26)	2,980	2,975,610
5.00%, 01/31/29 (Call 12/31/28)	4,925	4,924,067
5.09%, 08/10/33 (Call 05/10/33)	3,635	3,605,970
5.20%, 01/31/34 (Call 10/31/33)	2,390	2,394,889
5.30%, 02/01/44 (Call 08/01/43)	2,449	2,395,565
5.40%, 08/10/43 (Call 02/10/43)	2,920	2,917,124
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	4,345	3,595,902
3.05%, 01/15/26 (Call 12/15/25)	3,463	3,332,843
4.45%, 08/15/45 (Call 02/15/45)	2,599	2,198,147
5.35%, 12/01/28 (Call 11/01/28)	3,110	3,126,407
5.75%, 11/30/39	783	778,863
		342,919,730
Health Care - Services — 0.8%
AdventHealth Obligated Group, Series E,
2.80%, 11/15/51 (Call 05/15/51)	1,379	882,508
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	1,248	1,113,793
3.63%, 03/01/49 (Call 09/01/48)(b)	2,451	1,752,390
5.43%, 03/01/32 (Call 12/01/31)	975	960,719
5.76%, 12/01/34 (Call 06/01/34)	40	39,794
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	1,787	1,295,993
3.83%, 08/15/28 (Call 05/15/28)	1,186	1,131,709
4.27%, 08/15/48 (Call 02/15/48)	1,586	1,355,006
Series 2020, 2.21%, 06/15/30
(Call 03/15/30)	455	389,019
Series 2020, 3.01%, 06/15/50
(Call 12/15/49)	1,622	1,083,844
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	3,675	2,684,897
4.13%, 11/15/42 (Call 05/15/42)	2,836	2,245,681

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.50%, 05/15/42 (Call 11/15/41)	$2,471	$2,070,880
4.75%, 03/15/44 (Call 09/15/43)	2,329	1,978,953
6.63%, 06/15/36	3,441	3,667,448
6.75%, 12/15/37	2,958	3,194,055
AHS Hospital Corp.
5.02%, 07/01/45	1,120	1,064,916
Series 2021, 2.78%, 07/01/51
(Call 01/01/51)	976	611,591
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)(b)	1,620	1,041,325
Series 2019, 3.89%, 04/15/49
(Call 10/15/48)	2,083	1,617,313
Ascension Health
3.95%, 11/15/46	4,080	3,361,383
4.85%, 11/15/53	4,165	3,867,534
Series B, 2.53%, 11/15/29 (Call 08/15/29)	2,764	2,432,981
Series B, 3.11%, 11/15/39 (Call 05/15/39)	2,151	1,649,937
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	1,783	1,468,357
2.34%, 01/01/30 (Call 10/01/29)	2,412	2,079,206
2.91%, 01/01/42 (Call 07/01/41)	560	401,958
2.91%, 01/01/51 (Call 07/01/50)	1,917	1,254,149
Series 2020, 3.18%, 01/01/50
(Call 07/01/49)(b)	1,653	1,143,447
Baptist Health South Florida Obligated Group,
Series 2021, 3.12%, 11/15/71
(Call 05/15/71)	510	295,200
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 08/15/50
(Call 02/15/50)	708	507,388
BayCare Health System Inc., Series 2020,
3.83%, 11/15/50 (Call 05/15/50)	2,729	2,141,284
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	1,030	839,338
4.19%, 11/15/45 (Call 05/15/45)	1,548	1,323,187
Series 2021, 1.78%, 11/15/30
(Call 05/15/30)	1,161	950,497
Series 2021, 2.84%, 11/15/50
(Call 11/15/49)	5,335	3,457,914
Beth Israel Lahey Health Inc., Series L, 3.08%,
07/01/51 (Call 01/01/51)	730	459,796
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	4,376	4,011,818
Series 2018, 4.30%, 07/01/28
(Call 01/01/28)(b)	1,321	1,276,757
Series 20-2, 2.10%, 06/01/31
(Call 12/01/30)	1,805	1,483,450
Series 20-2, 3.21%, 06/01/50
(Call 12/01/49)	2,245	1,526,183
Catholic Health Services of Long Island
Obligated Group, Series 2020, 3.37%,
07/01/50 (Call 01/01/50)	1,655	1,113,079
Cedars-Sinai Health System, Series 2021,
2.29%, 08/15/31 (Call 02/15/31)	1,460	1,210,653
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	6,595	5,821,392
2.50%, 03/01/31 (Call 12/01/30)	9,525	7,768,969
2.63%, 08/01/31 (Call 05/01/31)	6,080	4,944,240
3.00%, 10/15/30 (Call 07/15/30)	8,680	7,378,565
3.38%, 02/15/30 (Call 02/15/25)	8,070	7,109,259
4.25%, 12/15/27 (Call 06/17/24)	6,075	5,779,918
Security	Par (000)	Value

Health Care - Services (continued)
4.63%, 12/15/29 (Call 12/15/24)	$10,290	$9,686,234
Children's Health System of Texas, 2.51%,
08/15/50 (Call 02/15/50)	2,721	1,636,783
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47
(Call 07/01/46)	1,793	1,501,886
Series 2020, 2.59%, 02/01/50
(Call 08/01/49)	1,005	621,920
Children's Hospital Medical Center/Cincinnati
OH, 4.27%, 05/15/44	1,733	1,493,380
Children's Hospital of Philadelphia (The),
Series 2020, 2.70%, 07/01/50
(Call 01/01/50)	1,638	1,026,530
Children's Hospital/DC, Series 2020, 2.93%,
07/15/50 (Call 01/15/50)	1,136	722,657
CHRISTUS Health, Series C, 4.34%, 07/01/28
(Call 04/01/28)	1,834	1,781,070
City of Hope
Series 2013, 5.62%, 11/15/43	1,370	1,341,339
Series 2018, 4.38%, 08/15/48
(Call 02/15/48)	2,332	1,886,136
Cleveland Clinic Foundation (The), 4.86%,
01/01/2114	1,495	1,303,270
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	1,828	1,729,080
2.78%, 10/01/30 (Call 04/01/30)	1,872	1,609,494
3.35%, 10/01/29 (Call 04/01/29)	3,045	2,781,111
3.82%, 10/01/49 (Call 04/01/49)	3,052	2,302,542
3.91%, 10/01/50 (Call 04/01/50)	1,304	982,878
4.19%, 10/01/49 (Call 04/01/49)	2,966	2,353,577
4.35%, 11/01/42	2,968	2,514,057
5.21%, 12/01/31 (Call 06/01/31)	2,205	2,163,365
5.32%, 12/01/34 (Call 06/01/34)	1,830	1,791,195
5.55%, 12/01/54 (Call 06/01/54)	600	583,960
6.07%, 11/01/27 (Call 08/01/27)	1,756	1,798,935
6.46%, 11/01/52 (Call 05/01/52)(b)	915	1,002,863
Community Health Network Inc., Series 20-A,
3.10%, 05/01/50 (Call 11/01/49)	1,631	1,064,699
Corewell Health Obligated Group, Series 19A,
3.49%, 07/15/49 (Call 01/15/49)	2,338	1,713,107
Cottage Health Obligated Group, Series 2020,
3.30%, 11/01/49 (Call 05/01/49)	3,635	2,597,501
Dartmouth-Hitchcock Health, Series B, 4.18%,
08/01/48 (Call 02/01/48)	1,802	1,398,186
Dignity Health
4.50%, 11/01/42(b)	1,030	894,792
5.27%, 11/01/64	1,100	1,002,861
Duke University Health System Inc., Series
2017, 3.92%, 06/01/47 (Call 12/01/46)	2,516	2,027,642
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	4,825	4,507,917
2.25%, 05/15/30 (Call 02/15/30)	3,888	3,295,857
2.55%, 03/15/31 (Call 12/15/30)	4,680	3,954,604
2.88%, 09/15/29 (Call 06/15/29)	4,177	3,725,447
3.13%, 05/15/50 (Call 11/15/49)	2,251	1,502,522
3.60%, 03/15/51 (Call 09/15/50)	5,663	4,060,740
3.65%, 12/01/27 (Call 09/01/27)	6,423	6,111,457
3.70%, 09/15/49 (Call 03/15/49)	4,497	3,311,491
4.10%, 03/01/28 (Call 12/01/27)	6,258	6,030,954
4.10%, 05/15/32 (Call 02/15/32)	2,653	2,441,641
4.38%, 12/01/47 (Call 06/01/47)	6,896	5,742,165

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.55%, 03/01/48 (Call 09/01/47)	$4,535	$3,830,302
4.55%, 05/15/52 (Call 11/15/51)	2,575	2,153,755
4.63%, 05/15/42	2,279	2,013,214
4.65%, 01/15/43	5,715	5,052,783
4.65%, 08/15/44 (Call 02/15/44)	2,182	1,904,435
4.75%, 02/15/33 (Call 11/15/32)	2,590	2,484,608
4.90%, 02/08/26 (Call 06/11/24)	2,100	2,080,571
5.10%, 01/15/44	5,143	4,772,453
5.13%, 02/15/53 (Call 08/15/52)	3,200	2,938,652
5.15%, 06/15/29 (Call 05/15/29)	2,385	2,381,083
5.35%, 10/15/25 (Call 09/15/25)	3,977	3,967,823
5.38%, 06/15/34 (Call 03/15/34)	2,695	2,686,088
5.50%, 10/15/32 (Call 07/15/32)	3,925	3,961,714
5.65%, 06/15/54 (Call 12/15/53)	2,470	2,437,133
5.85%, 01/15/36	1,119	1,143,817
5.95%, 12/15/34	1,695	1,760,392
6.10%, 10/15/52 (Call 04/15/52)	2,365	2,471,527
6.38%, 06/15/37	2,310	2,454,212
Franciscan Missionaries of Our Lady Health
System Inc., Series B, 3.91%, 07/01/49
(Call 01/01/49)	205	155,501
Fred Hutchinson Cancer Center, 4.97%,
01/01/52 (Call 07/01/51)	667	625,826
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	1,861	1,559,446
4.50%, 07/01/57 (Call 01/01/57)	1,265	1,080,092
Series 2020, 2.68%, 09/01/41
(Call 03/01/41)	2,091	1,447,973
Series 2020, 2.88%, 09/01/50
(Call 03/01/50)	2,712	1,757,025
Hartford HealthCare Corp., 3.45%, 07/01/54	2,080	1,481,160
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	5,125	4,180,973
3.13%, 03/15/27 (Call 02/15/27)	3,770	3,550,804
3.38%, 03/15/29 (Call 01/15/29)	1,567	1,430,030
3.50%, 09/01/30 (Call 03/01/30)	10,990	9,835,834
3.50%, 07/15/51 (Call 01/15/51)	6,300	4,205,015
3.63%, 03/15/32 (Call 12/15/31)	7,967	6,961,782
4.13%, 06/15/29 (Call 03/15/29)	8,270	7,791,241
4.38%, 03/15/42 (Call 09/15/41)	2,201	1,804,389
4.50%, 02/15/27 (Call 08/15/26)	5,813	5,672,082
4.63%, 03/15/52 (Call 09/15/51)	7,370	5,944,637
5.13%, 06/15/39 (Call 12/15/38)	3,805	3,527,536
5.20%, 06/01/28 (Call 05/01/28)	2,315	2,297,421
5.25%, 06/15/26 (Call 12/15/25)	7,450	7,405,147
5.25%, 06/15/49 (Call 12/15/48)	7,901	7,018,058
5.38%, 09/01/26 (Call 03/01/26)	5,163	5,146,505
5.45%, 04/01/31 (Call 02/01/31)	2,055	2,041,953
5.50%, 06/01/33 (Call 03/01/33)	4,521	4,463,700
5.50%, 06/15/47 (Call 12/15/46)	7,542	6,987,220
5.60%, 04/01/34 (Call 01/01/34)	5,435	5,386,753
5.63%, 09/01/28 (Call 03/01/28)	6,697	6,733,195
5.88%, 02/15/26 (Call 08/15/25)	7,125	7,135,928
5.88%, 02/01/29 (Call 08/01/28)	4,780	4,848,268
5.90%, 06/01/53 (Call 12/01/52)	3,910	3,790,126
6.00%, 04/01/54 (Call 10/01/53)	3,350	3,286,785
6.10%, 04/01/64 (Call 10/01/63)	3,390	3,311,080
Hoag Memorial Hospital Presbyterian, 3.80%,
07/15/52 (Call 01/15/52)(b)	2,257	1,755,313
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	5,625	5,071,029
Security	Par (000)	Value

Health Care - Services (continued)
2.15%, 02/03/32 (Call 11/03/31)	$3,440	$2,723,013
3.13%, 08/15/29 (Call 05/15/29)	2,531	2,275,883
3.70%, 03/23/29 (Call 02/23/29)	4,095	3,817,830
3.95%, 03/15/27 (Call 12/15/26)	2,999	2,890,715
3.95%, 08/15/49 (Call 02/15/49)	2,462	1,842,146
4.63%, 12/01/42 (Call 06/01/42)	2,450	2,069,320
4.80%, 03/15/47 (Call 09/15/46)	2,215	1,877,384
4.88%, 04/01/30 (Call 01/01/30)	2,705	2,638,995
4.95%, 10/01/44 (Call 04/01/44)	3,684	3,220,610
5.38%, 04/15/31 (Call 02/15/31)	2,740	2,713,700
5.50%, 03/15/53 (Call 09/15/52)	790	734,459
5.70%, 03/13/26 (Call 06/11/24)	1,095	1,094,701
5.75%, 03/01/28 (Call 02/01/28)	1,276	1,291,850
5.75%, 12/01/28 (Call 11/01/28)	1,185	1,204,548
5.75%, 04/15/54 (Call 10/15/53)	1,519	1,462,395
5.88%, 03/01/33 (Call 12/01/32)	3,365	3,409,803
5.95%, 03/15/34 (Call 12/15/33)	3,255	3,316,858
ICON Investments Six DAC
5.81%, 05/08/27 (Call 04/08/27)	1,520	1,531,748
5.85%, 05/08/29 (Call 04/08/29)	1,450	1,468,642
6.00%, 05/08/34 (Call 02/08/34)	1,020	1,038,676
IHC Health Services Inc., 4.13%, 05/15/48
(Call 11/15/47)	675	562,740
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	2,540	2,047,095
Series 2021, 2.85%, 11/01/51
(Call 05/01/51)	1,085	705,007
Inova Health System Foundation, 4.07%,
05/15/52 (Call 11/15/51)(b)	1,209	991,373
Integris Baptist Medical Center Inc., Series A,
3.88%, 08/15/50 (Call 02/15/50)	2,304	1,694,146
Iowa Health System, Series 2020, 3.67%,
02/15/50 (Call 08/15/49)	275	205,577
IQVIA Inc.
5.70%, 05/15/28 (Call 04/15/28)	3,875	3,899,345
6.25%, 02/01/29 (Call 01/01/29)	1,020	1,045,794
Johns Hopkins Health System Corp. (The),
3.84%, 05/15/46	2,956	2,389,652
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	4,288	4,090,179
4.15%, 05/01/47 (Call 11/01/46)	7,042	5,859,689
4.88%, 04/01/42	2,482	2,312,232
Series 2019, 3.27%, 11/01/49
(Call 05/01/49)	5,828	4,130,226
Series 2021, 2.81%, 06/01/41
(Call 12/01/40)	3,692	2,655,693
Series 2021, 3.00%, 06/01/51
(Call 12/01/50)	4,027	2,670,316
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	2,855	2,643,512
2.70%, 06/01/31 (Call 03/01/31)	3,480	2,944,325
2.95%, 12/01/29 (Call 09/01/29)	2,762	2,458,747
3.60%, 09/01/27 (Call 06/01/27)	3,540	3,374,354
4.70%, 02/01/45 (Call 08/01/44)	4,503	3,949,974
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55(b)	199	158,754
Series 2017, 3.77%, 07/01/48
(Call 01/01/48)	1,264	983,277
Series 2020, 3.19%, 07/01/49
(Call 01/01/49)	1,835	1,270,238

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Series 2020, 3.34%, 07/01/60
(Call 01/01/60)	$2,326	$1,536,294
Mayo Clinic
3.77%, 11/15/43	305	249,941
Series 2016, 4.13%, 11/15/52	3,106	2,572,716
Series 2021, 3.20%, 11/15/61
(Call 05/15/61)	2,141	1,411,124
McLaren Health Care Corp., Series A, 4.39%,
05/15/48 (Call 11/15/47)	2,212	1,882,092
MedStar Health Inc., Series 20A, 3.63%,
08/15/49(b)	1,777	1,321,712
Memorial Health Services, 3.45%, 11/01/49
(Call 05/01/49)	3,143	2,286,629
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,730	1,417,516
5.00%, 07/01/42	690	661,336
Series 2015, 4.20%, 07/01/55	2,009	1,653,237
Series 2020, 2.96%, 01/01/50
(Call 07/01/49)	781	521,106
Methodist Hospital (The), Series 20A, 2.71%,
12/01/50 (Call 06/01/50)	2,736	1,707,990
Montefiore Obligated Group
4.29%, 09/01/50	1,216	763,087
Series 18-C, 5.25%, 11/01/48
(Call 05/01/48)	1,802	1,327,758
Mount Nittany Medical Center Obligated
Group, 3.80%, 11/15/52	850	646,781
Mount Sinai Hospital
Series 2017, 3.98%, 07/01/48	1,812	1,426,254
Series 2019, 3.74%, 07/01/49
(Call 01/01/49)	2,780	1,992,030
Series 2020, 3.39%, 07/01/50
(Call 07/01/49)	1,926	1,276,106
MultiCare Health System, 2.80%, 08/15/50
(Call 02/15/50)	1,413	837,227
MyMichigan Health, Series 2020, 3.41%,
06/01/50 (Call 12/01/49)	1,963	1,384,636
Nationwide Children's Hospital Inc., 4.56%,
11/01/52 (Call 05/01/52)	1,176	1,045,182
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	1,079	718,509
2.61%, 08/01/60 (Call 02/01/60)(b)	1,308	728,858
4.02%, 08/01/45	3,024	2,526,159
4.06%, 08/01/56	553	439,407
Series 2019, 3.95%, (Call 02/01/19)	1,835	1,295,257
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	3,280	2,415,955
3.98%, 11/01/46 (Call 11/01/45)	2,905	2,267,052
4.26%, 11/01/47 (Call 11/01/46)	1,840	1,476,462
Northwestern Memorial Healthcare Obligated
Group, Series 2021, 2.63%, 07/15/51
(Call 01/15/51)(b)	1,050	663,542
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	1,756	1,317,144
3.17%, 11/01/51 (Call 05/01/51)	3,909	2,604,325
3.32%, 11/01/61 (Call 05/01/61)	1,636	1,047,958
NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery, Series
2020, 2.67%, 10/01/50 (Call 04/01/50)	1,260	781,019
OhioHealth Corp.
2.30%, 11/15/31 (Call 05/15/31)	1,794	1,480,151
Security	Par (000)	Value

Health Care - Services (continued)
2.83%, 11/15/41 (Call 05/15/41)	$2,090	$1,502,624
Series 2020, 3.04%, 11/15/50
(Call 05/15/50)	2,791	1,933,553
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	1,918	1,368,871
4.09%, 10/01/48 (Call 04/01/48)	1,852	1,502,686
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48
(Call 05/15/48)	1,717	1,491,140
Series 2020, 1.38%, 11/15/25
(Call 08/15/25)	2,562	2,404,448
Series 2020, 3.22%, 11/15/50
(Call 05/15/50)	2,267	1,473,454
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	1,017	812,040
2.86%, 01/01/52 (Call 07/01/51)	2,256	1,413,423
Series 2042, 2.72%, 01/01/42
(Call 07/01/41)	1,991	1,380,145
Presbyterian Healthcare Services, 4.88%,
08/01/52 (Call 02/01/52)	1,205	1,123,373
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33 (Call 04/01/33)	2,775	2,773,173
Series 19A, 2.53%, 10/01/29
(Call 07/01/29)	3,687	3,219,704
Series 21A, 2.70%, 10/01/51
(Call 04/01/51)	2,830	1,655,894
Series A, 3.93%, 10/01/48 (Call 04/01/48)	2,490	1,903,386
Series H, 2.75%, 10/01/26 (Call 07/01/26)	1,177	1,103,590
Series I, 3.74%, 10/01/47	2,618	1,985,207
Queen's Health Systems (The), 4.81%,
07/01/52 (Call 01/01/52)	1,071	991,587
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	2,581	2,200,596
2.95%, 06/30/30 (Call 03/30/30)	4,297	3,786,470
3.45%, 06/01/26 (Call 03/01/26)	3,877	3,737,680
4.20%, 06/30/29 (Call 03/30/29)	3,778	3,631,017
4.70%, 03/30/45 (Call 09/30/44)	946	837,118
6.40%, 11/30/33 (Call 08/30/33)	1,440	1,536,366
Rady Children's Hospital-San Diego, Series
21A, 3.15%, 08/15/51 (Call 08/15/50)	1,190	817,686
Rush Obligated Group, Series 2020, 3.92%,
11/15/29 (Call 08/15/29)	973	915,674
Seattle Children's Hospital, Series 2021,
2.72%, 10/01/50 (Call 10/01/49)	3,285	2,066,114
Sentara Healthcare, 2.93%, 11/01/51
(Call 05/01/51)	1,249	819,689
Sharp HealthCare, Series 20B, 2.68%,
08/01/50 (Call 08/01/49)	1,171	729,885
SSM Health Care Corp.
4.89%, 06/01/28 (Call 03/01/28)	2,305	2,281,486
Series A, 3.82%, 06/01/27 (Call 03/01/27)	1,245	1,197,036
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	1,900	1,274,438
Series 2018, 3.80%, 11/15/48
(Call 05/15/48)	2,856	2,258,592
Series 2020, 3.31%, 08/15/30
(Call 05/15/30)	770	699,055
Summa Health, 3.51%, 11/15/51
(Call 05/15/51)	1,825	1,292,698
Sutter Health
5.55%, 08/15/53 (Call 02/15/53)	248	252,243

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Series 2018, 3.70%, 08/15/28
(Call 05/15/28)	$2,054	$1,941,335
Series 2018, 4.09%, 08/15/48
(Call 02/15/48)	2,161	1,770,172
Series 20A, 1.32%, 08/15/25
(Call 05/15/25)	1,109	1,055,680
Series 20A, 2.29%, 08/15/30
(Call 02/15/30)	1,489	1,270,034
Series 20A, 3.16%, 08/15/40
(Call 02/15/40)	857	651,068
Series 20A, 3.36%, 08/15/50
(Call 02/15/50)	2,014	1,431,111
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	2,102	1,216,110
4.33%, 11/15/55(b)	879	743,368
Toledo Hospital (The), 5.75%, 11/15/38
(Call 11/15/28)	1,960	1,938,646
Trinity Health Corp.
4.13%, 12/01/45	1,441	1,214,181
Series 2019, 3.43%, 12/01/48(b)	1,955	1,481,752
Series 2021, 2.63%, 12/01/40
(Call 06/01/40)	1,186	829,340
UMass Memorial Health Care Obligated
Group, 5.36%, 07/01/52 (Call 01/01/52)	490	461,655
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	2,885	2,782,850
1.15%, 05/15/26 (Call 04/15/26)	4,490	4,160,901
1.25%, 01/15/26	2,688	2,524,424
2.00%, 05/15/30	5,315	4,473,142
2.30%, 05/15/31 (Call 02/15/31)	5,870	4,903,804
2.75%, 05/15/40 (Call 11/15/39)	4,456	3,197,390
2.88%, 08/15/29	4,139	3,730,047
2.90%, 05/15/50 (Call 11/15/49)	5,668	3,658,418
2.95%, 10/15/27	3,984	3,728,483
3.05%, 05/15/41 (Call 11/15/40)	4,532	3,347,285
3.10%, 03/15/26	4,302	4,153,088
3.13%, 05/15/60 (Call 11/15/59)	2,869	1,807,199
3.25%, 05/15/51 (Call 11/15/50)	7,835	5,361,124
3.38%, 04/15/27	2,988	2,860,909
3.45%, 01/15/27	3,753	3,609,790
3.50%, 08/15/39 (Call 02/15/39)	5,809	4,676,561
3.70%, 12/15/25	3,249	3,175,565
3.70%, 08/15/49 (Call 02/15/49)	4,997	3,754,839
3.75%, 07/15/25	9,784	9,625,994
3.75%, 10/15/47 (Call 04/15/47)	4,706	3,596,671
3.85%, 06/15/28	5,636	5,396,648
3.88%, 12/15/28	3,782	3,610,301
3.88%, 08/15/59 (Call 02/15/59)	4,472	3,311,651
3.95%, 10/15/42 (Call 04/15/42)	3,070	2,541,801
4.00%, 05/15/29 (Call 03/15/29)	4,200	4,014,061
4.20%, 05/15/32 (Call 02/15/32)	6,050	5,661,385
4.20%, 01/15/47 (Call 07/15/46)	3,604	2,978,606
4.25%, 01/15/29 (Call 12/15/28)	5,845	5,658,171
4.25%, 03/15/43 (Call 09/15/42)	2,116	1,828,815
4.25%, 04/15/47 (Call 10/15/46)	3,384	2,831,540
4.25%, 06/15/48 (Call 12/15/47)	5,938	4,904,318
4.38%, 03/15/42 (Call 09/15/41)	2,279	1,996,789
4.45%, 12/15/48 (Call 06/15/48)	4,891	4,161,431
4.50%, 04/15/33 (Call 01/15/33)	5,795	5,499,770
4.60%, 04/15/27 (Call 03/15/27)	2,320	2,294,773
4.63%, 07/15/35	2,996	2,850,630
Security	Par (000)	Value

Health Care - Services (continued)
4.63%, 11/15/41 (Call 05/15/41)	$3,076	$2,785,822
4.70%, 04/15/29 (Call 03/15/29)	3,115	3,071,433
4.75%, 07/15/45	7,985	7,268,875
4.75%, 05/15/52 (Call 11/15/51)	8,040	7,115,533
4.90%, 04/15/31 (Call 02/15/31)	3,516	3,462,346
4.95%, 05/15/62 (Call 11/15/61)	4,800	4,267,830
5.00%, 04/15/34 (Call 01/15/34)	5,333	5,233,292
5.05%, 04/15/53 (Call 10/15/52)	6,805	6,284,826
5.15%, 10/15/25	4,100	4,093,818
5.20%, 04/15/63 (Call 10/15/62)	5,975	5,537,621
5.25%, 02/15/28 (Call 01/15/28)	4,085	4,121,893
5.30%, 02/15/30 (Call 12/15/29)	4,881	4,938,830
5.35%, 02/15/33 (Call 11/15/32)	8,515	8,599,960
5.38%, 04/15/54 (Call 10/15/53)	5,525	5,356,654
5.50%, 04/15/64 (Call 10/15/63)	3,520	3,411,252
5.70%, 10/15/40 (Call 04/15/40)	1,769	1,811,859
5.80%, 03/15/36	3,535	3,681,716
5.88%, 02/15/53 (Call 08/15/52)	7,405	7,682,564
5.95%, 02/15/41 (Call 08/15/40)	2,070	2,167,147
6.05%, 02/15/63 (Call 08/15/62)	4,390	4,615,271
6.50%, 06/15/37	2,793	3,071,408
6.63%, 11/15/37	3,443	3,812,880
6.88%, 02/15/38	5,006	5,712,027
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	3,670	3,359,336
2.65%, 10/15/30 (Call 07/15/30)	4,283	3,611,037
2.65%, 01/15/32 (Call 10/15/31)	2,420	1,964,925
UPMC
5.04%, 05/15/33 (Call 02/15/33)	645	629,798
5.38%, 05/15/43 (Call 11/15/42)	460	455,996
WakeMed, Series A, 3.29%, 10/01/52
(Call 04/01/52)	885	610,940
West Virginia United Health System Obligated
Group, Series 2020, 3.13%, 06/01/50
(Call 12/01/49)	833	539,576
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48
(Call 03/01/48)	2,523	2,203,004
Series 2021, 3.07%, 03/01/51
(Call 09/01/50)	1,542	991,700
Yale-New Haven Health Services Corp.,
Series 2020, 2.50%, 07/01/50
(Call 07/01/49)	3,356	1,989,073
		880,275,989
Holding Companies - Diversified — 0.1%
Apollo Debt Solutions BDC, 6.90%, 04/13/29
(Call 03/13/29)(c)	760	765,214
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	3,335	3,076,900
2.88%, 06/15/27 (Call 05/15/27)	1,484	1,362,353
2.88%, 06/15/28 (Call 04/15/28)	5,440	4,830,909
3.20%, 11/15/31 (Call 08/15/31)	3,380	2,799,952
3.25%, 07/15/25 (Call 06/15/25)	4,908	4,755,267
3.88%, 01/15/26 (Call 12/15/25)	4,266	4,115,530
5.88%, 03/01/29 (Call 02/01/29)	2,045	2,022,326
5.95%, 07/15/29 (Call 06/15/29)	780	770,107
7.00%, 01/15/27	1,062	1,085,218
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	1,870	1,717,656
2.95%, 03/10/26 (Call 02/10/26)	2,060	1,939,109

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Barings BDC Inc.
3.30%, 11/23/26 (Call 10/13/26)	$1,215	$1,119,688
7.00%, 02/15/29 (Call 01/15/29)	70	70,197
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	3,545	3,237,914
3.25%, 03/15/27 (Call 02/15/27)	6,360	5,865,600
4.00%, 01/15/29 (Call 11/15/28)(b)	2,795	2,562,135
5.95%, 07/16/29 (Call 06/16/29)(c)	1,125	1,107,375
6.25%, 01/25/31 (Call 11/25/30)(c)	1,000	999,796
7.05%, 09/29/25	3,790	3,827,536
7.30%, 11/27/28 (Call 10/27/28)(c)	1,135	1,179,912
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	1,879	1,695,111
2.75%, 09/16/26 (Call 08/19/26)	2,295	2,125,240
2.85%, 09/30/28 (Call 07/30/28)	3,160	2,774,649
3.63%, 01/15/26 (Call 12/15/25)	2,732	2,620,883
5.88%, 11/15/27 (Call 10/15/27)	1,120	1,112,174
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	3,132	2,865,969
2.88%, 06/11/28 (Call 04/11/28)	4,340	3,841,467
3.40%, 07/15/26 (Call 06/15/26)	2,065	1,943,948
3.75%, 07/22/25 (Call 06/22/25)	2,374	2,304,729
4.25%, 01/15/26 (Call 12/15/25)	2,430	2,354,632
5.95%, 03/15/29 (Call 02/15/29)	560	555,288
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(Call 10/15/26)(c)	365	376,443
Blue Owl Capital Corp. III, 3.13%, 04/13/27
(Call 03/13/27)	2,645	2,413,197
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	2,125	1,965,767
4.70%, 02/08/27 (Call 01/08/27)	1,960	1,867,664
6.60%, 09/15/29 (Call 08/15/29)(b)(c)	20	19,889
6.65%, 03/15/31 (Call 01/15/31)	1,625	1,606,842
7.75%, 09/16/27 (Call 08/16/27)	775	801,874
7.75%, 01/15/29 (Call 12/15/28)	640	664,036
7.95%, 06/13/28 (Call 05/13/28)	395	410,732
Blue Owl Technology Finance Corp., 2.50%,
01/15/27 (Call 12/15/26)	1,802	1,620,957
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29 (Call 03/04/29)(c)	390	383,334
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	3,044	2,751,072
3.13%, 10/12/28 (Call 08/12/28)(b)	3,944	3,424,585
3.25%, 07/15/27 (Call 06/15/27)(b)	2,025	1,837,881
3.40%, 01/15/26 (Call 12/15/25)	2,295	2,183,453
7.88%, 01/15/29 (Call 12/15/28)	290	299,996
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	1,165	1,110,295
6.38%, 03/11/27	380	382,877
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	3,028	2,712,879
2.50%, 08/24/26 (Call 07/24/26)	1,995	1,836,995
6.00%, 07/15/29 (Call 06/15/29)	540	529,132
7.05%, 12/05/28 (Call 11/05/28)	320	327,298
HPS Corporate Lending Fund, 6.75%,
01/30/29 (Call 12/30/28)(c)	310	311,893
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	2,765	2,578,476
6.50%, 06/04/27 (Call 05/04/27)	1,200	1,200,676
6.95%, 03/01/29 (Call 02/01/29)	750	763,587
Security	Par (000)	Value

Holding Companies - Diversified (continued)
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (Call 01/11/27)	$610	$589,400
6.15%, 05/17/29 (Call 04/17/29)(c)	1,005	993,430
New Mountain Finance Corp., 6.88%, 02/01/29
(Call 01/01/29)	20	19,755
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	2,753	2,496,330
7.10%, 02/15/29 (Call 01/15/29)	2,295	2,327,555
Oaktree Strategic Credit Fund, 8.40%,
11/14/28 (Call 10/14/28)(c)	220	232,702
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	2,140	1,962,289
3.44%, 10/15/28 (Call 08/15/28)(b)	2,175	1,835,063
3.71%, 01/22/26 (Call 12/22/25)(b)	2,979	2,822,699
Sixth Street Lending Partners, 6.50%,
03/11/29 (Call 02/11/29)(c)	410	409,233
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	1,070	989,991
6.13%, 03/01/29 (Call 02/01/29)	170	168,815
6.95%, 08/14/28 (Call 07/14/28)	525	538,492
		123,172,368
Home Builders — 0.0%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	4,170	3,794,922
1.40%, 10/15/27 (Call 08/15/27)	1,499	1,327,136
2.60%, 10/15/25 (Call 09/15/25)	1,616	1,553,785
Lennar Corp.
4.75%, 11/29/27 (Call 05/29/27)	4,398	4,342,211
5.00%, 06/15/27 (Call 12/15/26)	2,528	2,509,218
5.25%, 06/01/26 (Call 12/01/25)	2,526	2,517,650
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	4,257	3,755,033
3.85%, 01/15/30 (Call 07/15/29)	2,346	2,185,070
3.97%, 08/06/61 (Call 02/06/61)	1,575	1,335,235
6.00%, 01/15/43 (Call 10/15/42)	3,477	3,488,059
Meritage Homes Corp., 5.13%, 06/06/27
(Call 12/06/26)	450	442,435
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	1,468	1,288,558
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	2,915	2,887,563
5.50%, 03/01/26 (Call 12/01/25)	2,385	2,385,515
6.00%, 02/15/35	2,393	2,452,948
6.38%, 05/15/33	1,976	2,068,055
7.88%, 06/15/32	639	729,885
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	2,800	2,571,066
4.35%, 02/15/28 (Call 11/15/27)	2,330	2,237,879
4.88%, 11/15/25 (Call 08/15/25)	2,667	2,636,776
4.88%, 03/15/27 (Call 12/15/26)	2,500	2,456,797
		48,965,796
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	3,447	3,130,645
3.50%, 11/15/51 (Call 05/15/51)	2,080	1,337,110
4.40%, 03/15/29 (Call 12/15/28)	2,962	2,673,302
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	1,655	1,349,866
4.50%, 06/01/46 (Call 12/01/45)	2,388	1,878,797
4.60%, 05/15/50 (Call 11/15/49)(b)	2,080	1,628,732
4.70%, 05/14/32 (Call 02/14/32)(b)	1,199	1,117,935

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings (continued)
4.75%, 02/26/29 (Call 11/26/28)(b)	$4,556	$4,417,740
5.50%, 03/01/33 (Call 12/01/32)(b)	1,835	1,793,235
5.75%, 03/01/34 (Call 12/01/33)	1,700	1,665,816
		20,993,178
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	2,330	1,883,542
2.65%, 04/30/30 (Call 02/01/30)	1,587	1,371,395
4.88%, 12/06/28 (Call 09/06/28)	3,976	3,913,554
5.75%, 03/15/33 (Call 12/15/32)	1,715	1,749,344
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	1,944	1,599,228
3.15%, 08/01/27 (Call 05/01/27)	4,826	4,565,551
3.95%, 08/01/47 (Call 02/01/47)	1,935	1,520,193
5.00%, 06/15/52 (Call 12/15/51)	2,220	2,050,694
5.60%, 11/15/32 (Call 08/15/32)	2,705	2,795,920
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	3,264	2,699,067
3.10%, 10/01/27 (Call 07/01/27)	2,543	2,387,165
3.90%, 05/15/28 (Call 02/15/28)	2,683	2,574,366
4.40%, 05/01/29 (Call 03/01/29)	3,075	2,979,599
4.60%, 05/01/32 (Call 02/01/32)	3,684	3,556,166
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	2,751	2,427,942
2.00%, 11/02/31 (Call 08/02/31)(b)	2,583	2,128,427
2.75%, 02/15/26	2,794	2,689,570
2.88%, 02/07/50 (Call 08/07/49)	2,169	1,447,489
3.05%, 08/15/25	1,368	1,334,310
3.10%, 03/26/30 (Call 12/26/29)	2,968	2,694,486
3.20%, 04/25/29 (Call 01/25/29)	2,095	1,942,690
3.20%, 07/30/46 (Call 01/30/46)	2,465	1,756,579
3.90%, 05/04/47 (Call 11/04/46)	1,852	1,466,684
3.95%, 11/01/28 (Call 08/01/28)	2,697	2,593,818
4.50%, 02/16/33 (Call 11/16/32)	2,270	2,190,106
5.30%, 03/01/41	1,950	1,918,452
6.63%, 08/01/37	4,193	4,748,153
		64,984,490
Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%,
04/01/30	2,242	2,658,007
Aegon Ltd., 5.50%, 04/11/48 (Call 04/11/28),
(6-mo. LIBOR US + 3.540%)(a)	3,050	2,941,479
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	2,805	2,604,813
2.88%, 10/15/26 (Call 07/15/26)	2,457	2,327,138
3.60%, 04/01/30 (Call 01/01/30)	5,373	4,954,420
4.00%, 10/15/46 (Call 04/15/46)	1,711	1,345,836
4.75%, 01/15/49 (Call 07/15/48)	3,198	2,821,004
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	2,180	1,462,679
3.63%, 05/15/30 (Call 02/15/30)	4,209	3,903,813
4.90%, 09/15/44 (Call 03/15/44)	2,435	2,254,710
Allied World Assurance Co. Holdings Ltd.,
4.35%, 10/29/25 (Call 07/29/25)	2,585	2,525,844
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	3,345	3,112,974
1.45%, 12/15/30 (Call 09/15/30)	2,534	2,003,887
3.28%, 12/15/26 (Call 09/15/26)	3,132	2,983,139
3.85%, 08/10/49 (Call 02/10/49)	3,248	2,448,000
4.20%, 12/15/46 (Call 06/15/46)	3,392	2,725,144
Security	Par (000)	Value

Insurance (continued)
4.50%, 06/15/43	$2,358	$2,020,179
5.25%, 03/30/33 (Call 12/30/32)	2,030	2,014,994
5.35%, 06/01/33	1,474	1,471,035
5.55%, 05/09/35	2,561	2,586,074
5.95%, 04/01/36	1,365	1,423,107
6.50%, 05/15/67 (Call 05/15/37),
(3-mo. LIBOR US + 2.120%)(a)	2,811	2,821,061
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	965	786,523
5.25%, 04/02/30 (Call 01/02/30)	592	582,504
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	1,835	1,660,102
3.88%, 01/15/35 (Call 07/15/34)	540	477,789
4.20%, 04/01/28 (Call 01/01/28)	2,170	2,089,124
4.38%, 06/30/50 (Call 12/30/49)	4,789	3,987,556
4.50%, 07/16/44 (Call 01/16/44)	1,960	1,715,697
4.75%, 04/01/48 (Call 10/01/47)	5,403	4,829,411
4.80%, 07/10/45 (Call 01/10/45)	4,460	4,039,847
5.13%, 03/27/33 (Call 12/27/32)	3,305	3,245,151
6.25%, 05/01/36	963	1,012,683
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(a)	3,298	3,231,896
American National Group Inc., 5.00%,
06/15/27 (Call 03/15/27)	2,526	2,448,543
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	4,861	4,237,628
3.75%, 05/02/29 (Call 02/02/29)	3,982	3,727,784
4.50%, 12/15/28 (Call 09/15/28)	2,437	2,361,548
6.25%, 09/30/40	1,664	1,754,505
8.21%, 01/01/27	531	563,901
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	3,045	2,447,083
2.60%, 12/02/31 (Call 09/02/31)	1,960	1,631,435
2.85%, 05/28/27 (Call 04/28/27)	2,255	2,109,276
2.90%, 08/23/51 (Call 02/23/51)	3,150	1,926,361
3.90%, 02/28/52 (Call 08/28/51)	3,655	2,692,969
5.00%, 09/12/32 (Call 06/12/32)	2,250	2,185,814
5.35%, 02/28/33 (Call 11/28/32)	2,420	2,385,342
Aon Global Ltd.
3.88%, 12/15/25 (Call 09/15/25)	3,411	3,328,042
4.60%, 06/14/44 (Call 03/14/44)	2,762	2,352,854
4.75%, 05/15/45 (Call 11/15/44)	2,439	2,117,651
Aon North America Inc.
5.13%, 03/01/27 (Call 02/01/27)	3,020	3,013,115
5.15%, 03/01/29 (Call 02/01/29)	4,065	4,044,571
5.30%, 03/01/31 (Call 01/01/31)	4,670	4,650,170
5.45%, 03/01/34 (Call 12/01/33)	7,123	7,059,414
5.75%, 03/01/54 (Call 09/01/53)	3,590	3,527,513
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	2,367	2,286,415
5.03%, 12/15/46 (Call 06/15/46)	1,704	1,536,891
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	4,652	3,370,801
7.35%, 05/01/34	1,895	2,146,915
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	2,605	2,396,205
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	1,870	1,515,441
3.05%, 03/09/52 (Call 09/09/51)	2,835	1,741,822
3.50%, 05/20/51 (Call 11/20/50)	4,417	3,009,658
5.45%, 07/15/34 (Call 04/15/34)	1,808	1,787,824
5.50%, 03/02/33 (Call 12/02/32)	1,755	1,748,080

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.75%, 03/02/53 (Call 09/02/52)	$1,788	$1,729,436
5.75%, 07/15/54 (Call 01/15/54)	861	835,367
6.50%, 02/15/34 (Call 11/15/33)	1,750	1,850,358
6.75%, 02/15/54 (Call 08/15/53)	905	996,623
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	1,595	1,297,955
3.70%, 02/22/30 (Call 11/22/29)	2,317	2,075,453
4.90%, 03/27/28 (Call 12/27/27)	2,415	2,353,987
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	2,691	2,324,973
3.60%, 09/15/51 (Call 03/15/51)	800	551,176
6.13%, 09/15/28 (Call 08/15/28)	380	390,128
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	2,530	1,621,155
3.50%, 01/15/31 (Call 10/15/30)	2,050	1,809,492
3.95%, 05/25/51 (Call 11/25/50)	2,985	2,132,063
4.13%, 01/12/28 (Call 10/12/27)	4,700	4,522,044
5.88%, 01/15/34 (Call 10/15/33)	2,463	2,456,735
6.15%, 04/03/30 (Call 01/03/30)	1,607	1,657,731
6.25%, 04/01/54 (Call 10/01/53)	2,065	2,071,056
6.65%, 02/01/33 (Call 11/01/32)	2,115	2,227,042
AXA SA, 8.60%, 12/15/30	225	262,326
Axis Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	1,704	1,604,231
4.90%, 01/15/40 (Call 01/15/30),
(5-year CMT + 3.186%)(a)	1,581	1,438,031
Axis Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	2,904	2,775,567
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	4,071	3,313,688
1.85%, 03/12/30 (Call 12/12/29)	2,628	2,231,151
2.30%, 03/15/27 (Call 02/15/27)	5,100	4,771,061
2.50%, 01/15/51 (Call 07/15/50)	5,235	3,160,785
2.85%, 10/15/50 (Call 04/15/50)	6,674	4,290,763
2.88%, 03/15/32 (Call 12/15/31)	3,724	3,235,367
3.85%, 03/15/52 (Call 09/15/51)	5,490	4,223,548
4.20%, 08/15/48 (Call 02/15/48)	9,087	7,661,581
4.25%, 01/15/49 (Call 07/15/48)	6,994	5,970,880
4.30%, 05/15/43	4,062	3,596,885
4.40%, 05/15/42	4,493	4,118,845
5.75%, 01/15/40	4,543	4,864,999
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	14,076	13,617,409
4.50%, 02/11/43(b)	5,330	4,978,011
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	145	137,292
3.85%, 12/22/51 (Call 06/22/51)	1,290	808,356
4.70%, 06/22/47 (Call 12/22/46)	3,577	2,776,385
5.63%, 05/15/30 (Call 02/15/30)(b)	2,794	2,795,051
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	4,358	3,565,798
4.20%, 03/17/32 (Call 12/17/31)	1,610	1,450,675
4.50%, 03/15/29 (Call 12/15/28)	2,175	2,093,745
4.95%, 03/17/52 (Call 09/17/51)	3,415	2,884,874
Chubb Corp. (The)
6.00%, 05/11/37	4,204	4,442,771
Series 1, 6.50%, 05/15/38	1,010	1,119,822
Chubb INA Holdings LLC
1.38%, 09/15/30 (Call 06/15/30)	1,780	1,442,316
2.85%, 12/15/51 (Call 06/15/51)	1,740	1,130,995
3.05%, 12/15/61 (Call 06/15/61)	3,605	2,287,945
Security	Par (000)	Value

Insurance (continued)
3.35%, 05/03/26 (Call 02/03/26)	$3,462	$3,344,449
4.15%, 03/13/43	3,710	3,149,065
4.35%, 11/03/45 (Call 05/03/45)	6,245	5,381,523
5.00%, 03/15/34 (Call 12/15/33)	3,235	3,190,014
6.70%, 05/15/36	465	520,502
Cincinnati Financial Corp.
6.13%, 11/01/34	2,509	2,604,881
6.92%, 05/15/28	1,039	1,098,857
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	1,080	893,070
3.45%, 08/15/27 (Call 05/15/27)	2,472	2,333,796
3.90%, 05/01/29 (Call 02/01/29)	3,186	2,996,565
4.50%, 03/01/26 (Call 12/01/25)	3,454	3,395,609
5.13%, 02/15/34 (Call 11/15/33)	805	770,724
5.50%, 06/15/33 (Call 03/15/33)	895	886,072
CNO Financial Group Inc.
5.25%, 05/30/29 (Call 02/28/29)	2,585	2,502,588
6.45%, 06/15/34 (Call 03/15/34)	1,430	1,433,797
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)	4,811	4,593,848
3.85%, 04/05/29 (Call 02/05/29)	2,968	2,768,273
3.90%, 04/05/32 (Call 01/05/32)	4,840	4,321,971
4.35%, 04/05/42 (Call 10/05/41)	2,290	1,891,818
4.40%, 04/05/52 (Call 10/05/51)	3,610	2,858,928
5.75%, 01/15/34 (Call 10/15/33)	2,810	2,824,909
6.05%, 09/15/33 (Call 06/15/33)(c)	3,330	3,405,329
6.88%, 12/15/52 (Call 09/15/27),
(5-year CMT + 3.846%)(a)	1,445	1,451,936
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27),
(5-year CMT + 4.006%)(a)	985	959,956
5.75%, 09/01/40 (Call 09/01/25),
(5-year CMT + 5.468%)(a)(b)	50	48,997
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	2,086	1,689,886
4.95%, 06/01/29 (Call 03/01/29)	2,821	2,693,591
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	6,498	6,239,250
5.00%, 04/20/48 (Call 10/20/47)	5,842	5,204,569
5.59%, 01/11/33 (Call 10/11/32)	2,760	2,768,715
7.00%, 04/01/28	1,219	1,288,845
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	4,478	2,778,018
3.50%, 10/15/50 (Call 04/15/50)	4,569	3,055,436
4.87%, 06/01/44	2,071	1,809,691
F&G Annuities & Life Inc.
6.50%, 06/04/29 (Call 05/04/29)	960	958,664
7.40%, 01/13/28 (Call 12/13/27)	2,446	2,524,980
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	1,962	1,694,498
4.63%, 04/29/30 (Call 01/29/30)	2,387	2,257,692
4.85%, 04/17/28 (Call 01/17/28)	2,969	2,907,777
5.63%, 08/16/32 (Call 05/16/32)	1,950	1,910,467
6.00%, 12/07/33 (Call 09/07/33)(c)	2,870	2,891,189
6.35%, 03/22/54 (Call 09/22/53)(c)	1,105	1,111,136
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	3,484	2,821,524
3.20%, 09/17/51 (Call 03/17/51)	2,855	1,766,298
3.40%, 06/15/30 (Call 03/15/30)	3,140	2,776,173
4.50%, 08/15/28 (Call 05/15/28)	2,572	2,467,250

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	$2,397	$1,889,707
4.00%, 05/15/30 (Call 02/15/30)	1,385	1,237,933
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	2,862	2,283,967
4.55%, 09/15/28 (Call 06/15/28)	3,845	3,620,366
4.80%, 06/15/32 (Call 03/15/32)	540	500,348
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	2,095	1,747,399
4.50%, 04/15/26 (Call 01/15/26)	2,487	2,434,427
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	3,190	2,833,379
2.90%, 09/15/51 (Call 03/15/51)	2,230	1,400,449
3.60%, 08/19/49 (Call 02/19/49)	3,396	2,461,598
4.30%, 04/15/43	1,876	1,576,391
4.40%, 03/15/48 (Call 09/15/47)	1,853	1,543,533
5.95%, 10/15/36	1,495	1,549,853
6.10%, 10/01/41	2,434	2,514,134
Horace Mann Educators Corp., 7.25%,
09/15/28 (Call 08/15/28)	110	116,085
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	2,845	2,359,066
4.00%, 11/23/51 (Call 05/23/51)	1,710	1,159,380
5.17%, 06/08/27 (Call 05/08/27)	2,570	2,543,197
5.67%, 06/08/32 (Call 03/08/32)(b)	960	959,143
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	2,355	1,898,568
3.80%, 02/23/32 (Call 11/23/31)	1,560	1,317,091
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(b)	2,036	1,798,397
3.40%, 01/15/31 (Call 10/15/30)	2,314	2,030,640
3.40%, 03/01/32 (Call 12/01/31)	384	332,335
3.63%, 12/12/26 (Call 09/15/26)(b)	1,763	1,683,914
3.80%, 03/01/28 (Call 12/01/27)	2,249	2,138,679
4.35%, 03/01/48 (Call 09/01/47)	1,838	1,397,179
4.38%, 06/15/50 (Call 12/15/49)	1,287	969,826
5.85%, 03/15/34 (Call 12/15/33)	975	969,669
6.30%, 10/09/37	1,160	1,186,075
7.00%, 06/15/40	1,963	2,148,115
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	2,960	2,660,113
3.75%, 04/01/26 (Call 01/01/26)	4,432	4,311,130
4.13%, 05/15/43 (Call 11/15/42)	3,817	3,177,661
6.00%, 02/01/35	377	396,124
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	2,950	2,744,536
3.70%, 03/16/32 (Call 12/16/31)	2,720	2,468,482
4.06%, 02/24/32 (Call 02/24/27),
(5-year USD ICE Swap + 1.647%)(a)	4,443	4,252,585
4.15%, 03/04/26	6,016	5,895,536
5.38%, 03/04/46	2,618	2,516,308
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	2,410	2,186,483
3.45%, 05/07/52 (Call 11/07/51)	2,620	1,751,828
3.50%, 11/01/27 (Call 08/01/27)	2,497	2,362,286
4.15%, 09/17/50 (Call 03/17/50)	2,516	1,921,229
4.30%, 11/01/47 (Call 05/01/47)	1,721	1,370,122
5.00%, 04/05/46	2,190	1,927,804
5.00%, 05/20/49 (Call 11/20/48)	1,845	1,630,757
6.00%, 05/16/54 (Call 11/16/53)	1,420	1,413,412
Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	$3,740	$3,158,729
2.38%, 12/15/31 (Call 09/15/31)	475	391,710
2.90%, 12/15/51 (Call 06/15/51)	1,995	1,248,824
3.75%, 03/14/26 (Call 12/14/25)	4,859	4,736,703
4.20%, 03/01/48 (Call 09/01/47)	3,345	2,722,964
4.35%, 01/30/47 (Call 07/30/46)	2,702	2,268,364
4.38%, 03/15/29 (Call 12/15/28)	7,217	7,029,293
4.75%, 03/15/39 (Call 09/15/38)	2,683	2,487,869
4.90%, 03/15/49 (Call 09/15/48)	6,181	5,552,416
5.15%, 03/15/34 (Call 12/15/33)	1,575	1,565,961
5.40%, 09/15/33 (Call 06/15/33)	2,325	2,350,488
5.45%, 03/15/53 (Call 09/15/52)	1,145	1,108,912
5.45%, 03/15/54 (Call 09/15/53)	1,355	1,315,891
5.70%, 09/15/53 (Call 03/15/53)	4,485	4,509,627
5.75%, 11/01/32 (Call 08/01/32)	1,405	1,456,689
5.88%, 08/01/33	1,415	1,478,114
6.25%, 11/01/52 (Call 05/01/52)	1,055	1,137,343
Mercury General Corp., 4.40%, 03/15/27
(Call 12/15/26)	2,560	2,467,147
MetLife Inc.
3.60%, 11/13/25 (Call 08/13/25)	3,618	3,534,009
4.05%, 03/01/45	5,566	4,491,392
4.13%, 08/13/42	4,353	3,606,305
4.55%, 03/23/30 (Call 12/23/29)	5,492	5,367,550
4.60%, 05/13/46 (Call 11/13/45)	2,529	2,211,863
4.72%, 12/15/44	3,106	2,764,398
4.88%, 11/13/43	3,810	3,467,885
5.00%, 07/15/52 (Call 01/15/52)	3,010	2,754,928
5.25%, 01/15/54 (Call 07/15/53)	3,940	3,760,272
5.38%, 07/15/33 (Call 04/15/33)	2,915	2,932,324
5.70%, 06/15/35	5,688	5,812,041
5.88%, 02/06/41	4,407	4,507,100
6.38%, 06/15/34	2,726	2,922,546
6.40%, 12/15/66 (Call 12/15/31)	4,907	4,947,414
6.50%, 12/15/32	2,265	2,463,200
10.75%, 08/01/69 (Call 08/01/34)(b)	2,342	3,105,083
MGIC Investment Corp., 5.25%, 08/15/28
(Call 06/17/24)	110	106,790
Munich Re America Corp., Series B, 7.45%,
12/15/26	235	247,531
Nationwide Financial Services Inc., 6.75%,
05/15/87	574	571,685
NMI Holdings Inc., 6.00%, 08/15/29
(Call 07/15/29)	830	822,218
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	2,744	1,926,552
3.88%, 08/26/26 (Call 07/26/26)	3,281	3,165,109
5.75%, 03/28/34 (Call 12/28/33)	1,475	1,467,818
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	3,951	3,677,149
4.50%, 10/01/50 (Call 04/01/30),
(5-year CMT + 3.815%)(a)	427	386,786
Primerica Inc., 2.80%, 11/19/31
(Call 08/19/31)	1,993	1,649,193
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	3,339	2,774,089
3.10%, 11/15/26 (Call 08/15/26)	2,695	2,559,938
3.70%, 05/15/29 (Call 02/15/29)	1,900	1,759,403
4.30%, 11/15/46 (Call 05/15/46)	1,879	1,549,772
4.35%, 05/15/43	2,048	1,747,413

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.63%, 09/15/42	$1,556	$1,380,171
5.38%, 03/15/33 (Call 12/15/32)	965	960,452
5.50%, 03/15/53 (Call 09/15/52)	1,525	1,457,072
6.05%, 10/15/36	1,990	2,070,628
Progressive Corp. (The)
2.45%, 01/15/27	3,501	3,271,300
2.50%, 03/15/27 (Call 02/15/27)	3,265	3,047,558
3.00%, 03/15/32 (Call 12/15/31)	1,519	1,309,104
3.20%, 03/26/30 (Call 12/26/29)	3,456	3,130,186
3.70%, 01/26/45	887	697,319
3.70%, 03/15/52 (Call 09/15/51)	1,620	1,213,971
3.95%, 03/26/50 (Call 09/26/49)	2,144	1,693,038
4.00%, 03/01/29 (Call 12/01/28)	2,602	2,481,322
4.13%, 04/15/47 (Call 10/15/46)	5,658	4,661,114
4.20%, 03/15/48 (Call 09/15/47)	2,045	1,701,246
4.35%, 04/25/44	928	800,080
4.95%, 06/15/33 (Call 03/15/33)	1,670	1,650,728
6.25%, 12/01/32	1,756	1,877,020
6.63%, 03/01/29	1,276	1,357,035
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	2,756	2,580,823
2.10%, 03/10/30 (Call 12/10/29)	3,865	3,286,013
3.00%, 03/10/40 (Call 09/10/39)	2,617	1,931,982
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(a)	1,095	938,930
3.70%, 03/13/51 (Call 09/13/50)	6,529	4,759,850
3.88%, 03/27/28 (Call 12/27/27)	2,952	2,826,348
3.91%, 12/07/47 (Call 06/07/47)	4,276	3,292,328
3.94%, 12/07/49 (Call 06/07/49)	4,746	3,611,063
4.35%, 02/25/50 (Call 08/25/49)	4,257	3,480,712
4.42%, 03/27/48 (Call 09/27/47)	2,003	1,664,121
4.50%, 09/15/47 (Call 09/15/27),
(3-mo. LIBOR US + 2.380%)(a)(b)	3,270	3,070,950
4.60%, 05/15/44	3,676	3,203,069
5.13%, 03/01/52 (Call 11/28/31),
(5-year CMT + 3.162%)(a)	1,910	1,771,219
5.70%, 12/14/36	4,564	4,675,925
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(a)	3,978	3,892,295
5.75%, 07/15/33	1,417	1,474,453
6.00%, 09/01/52 (Call 06/01/32),
(5-year CMT + 3.234%)(a)	936	914,617
6.50%, 03/15/54 (Call 12/15/33),
(5-year CMT + 2.404%)(a)	4,260	4,275,044
6.63%, 12/01/37	1,671	1,862,055
6.63%, 06/21/40	2,000	2,207,318
6.75%, 03/01/53 (Call 12/01/32),
(5-year CMT + 2.848%)(a)	785	801,099
Prudential Funding Asia PLC
3.13%, 04/14/30	2,946	2,622,946
3.63%, 03/24/32 (Call 12/24/31)	2,290	2,042,472
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	2,611	2,303,209
3.90%, 05/15/29 (Call 02/15/29)	3,283	3,067,583
3.95%, 09/15/26 (Call 06/15/26)	2,622	2,537,484
5.75%, 09/15/34 (Call 06/15/34)	1,400	1,393,127
6.00%, 09/15/33 (Call 06/15/33)	1,356	1,375,755
RenaissanceRe Finance Inc., 3.45%, 07/01/27
(Call 04/01/27)	2,533	2,398,232
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)	2,405	2,211,849
Security	Par (000)	Value

Insurance (continued)
5.75%, 06/05/33 (Call 03/05/33)	$3,600	$3,571,560
Selective Insurance Group Inc., 5.38%,
03/01/49 (Call 09/01/48)	340	312,422
SiriusPoint Ltd., 7.00%, 04/05/29
(Call 03/05/29)	50	50,475
Stewart Information Services Corp., 3.60%,
11/15/31 (Call 08/15/31)	2,810	2,334,566
Transatlantic Holdings Inc., 8.00%, 11/30/39	2,033	2,545,075
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	3,516	2,132,548
3.05%, 06/08/51 (Call 12/08/50)	3,634	2,426,629
3.75%, 05/15/46 (Call 11/15/45)	2,675	2,076,408
4.00%, 05/30/47 (Call 11/30/46)	2,844	2,293,519
4.05%, 03/07/48 (Call 09/07/47)	2,726	2,217,099
4.10%, 03/04/49 (Call 09/04/48)	2,626	2,150,267
4.30%, 08/25/45 (Call 02/25/45)	1,781	1,514,226
4.60%, 08/01/43	1,880	1,683,753
5.35%, 11/01/40	4,067	4,015,359
5.45%, 05/25/53 (Call 11/25/52)	1,565	1,568,407
6.25%, 06/15/37	3,838	4,120,377
6.75%, 06/20/36	1,952	2,188,461
Travelers Property Casualty Corp., 6.38%,
03/15/33	2,183	2,368,681
Trinity Acquisition PLC, 4.40%, 03/15/26
(Call 12/15/25)	2,943	2,877,315
Unum Group
4.00%, 06/15/29 (Call 03/15/29)	2,031	1,904,419
4.13%, 06/15/51 (Call 12/15/50)	2,000	1,465,136
4.50%, 12/15/49 (Call 06/15/49)	745	582,000
5.75%, 08/15/42	2,380	2,294,363
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	830	487,696
3.55%, 03/30/52 (Call 09/30/51)	1,133	771,006
4.00%, 05/12/50 (Call 11/12/49)	2,596	1,955,951
4.75%, 08/01/44	2,168	1,911,835
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	3,184	2,833,445
3.88%, 09/15/49 (Call 03/15/49)	3,165	2,284,642
4.50%, 09/15/28 (Call 06/15/28)	3,338	3,226,841
4.65%, 06/15/27 (Call 05/15/27)	4,518	4,424,538
5.05%, 09/15/48 (Call 03/15/48)	2,245	1,975,334
5.35%, 05/15/33 (Call 02/15/33)	1,545	1,505,617
5.90%, 03/05/54 (Call 09/05/53)	2,940	2,868,368
XL Group Ltd., 5.25%, 12/15/43	2,010	1,866,137
		826,040,973
Internet — 0.4%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	3,720	3,065,393
2.70%, 02/09/41 (Call 08/09/40)	2,905	1,980,768
3.15%, 02/09/51 (Call 08/09/50)	7,600	4,907,133
3.25%, 02/09/61 (Call 08/09/60)	4,123	2,546,462
3.40%, 12/06/27 (Call 09/06/27)	12,174	11,461,987
4.00%, 12/06/37 (Call 06/06/37)	4,575	3,912,028
4.20%, 12/06/47 (Call 06/06/47)(b)	8,175	6,539,591
4.40%, 12/06/57 (Call 06/06/57)	4,100	3,270,492
4.50%, 11/28/34 (Call 05/28/34)	3,502	3,253,965
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	4,003	3,794,582
0.80%, 08/15/27 (Call 06/15/27)	5,575	4,944,424
1.10%, 08/15/30 (Call 05/15/30)(b)	9,889	8,020,261
1.90%, 08/15/40 (Call 02/15/40)	5,933	3,864,353

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
2.00%, 08/15/26 (Call 05/15/26)	$10,711	$10,061,952
2.05%, 08/15/50 (Call 02/15/50)	10,848	6,171,326
2.25%, 08/15/60 (Call 02/15/60)(b)	5,485	3,045,227
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	2,960	2,834,006
1.00%, 05/12/26 (Call 04/12/26)	11,410	10,571,913
1.20%, 06/03/27 (Call 04/03/27)	2,558	2,296,895
1.50%, 06/03/30 (Call 03/03/30)	9,035	7,482,981
1.65%, 05/12/28 (Call 03/12/28)	11,040	9,791,591
2.10%, 05/12/31 (Call 02/12/31)	11,095	9,272,404
2.50%, 06/03/50 (Call 12/03/49)	8,971	5,445,079
2.70%, 06/03/60 (Call 12/03/59)	8,430	4,936,364
2.88%, 05/12/41 (Call 11/12/40)	9,339	6,894,936
3.10%, 05/12/51 (Call 11/12/50)	12,370	8,464,476
3.15%, 08/22/27 (Call 05/22/27)	14,808	14,038,595
3.25%, 05/12/61 (Call 11/12/60)	6,847	4,540,860
3.30%, 04/13/27 (Call 03/13/27)	6,705	6,415,383
3.45%, 04/13/29 (Call 02/13/29)	5,220	4,930,415
3.60%, 04/13/32 (Call 01/13/32)	7,860	7,179,260
3.88%, 08/22/37 (Call 02/22/37)	12,537	11,000,055
3.95%, 04/13/52 (Call 10/13/51)	9,740	7,808,433
4.05%, 08/22/47 (Call 02/22/47)	13,062	10,906,460
4.10%, 04/13/62 (Call 10/13/61)	4,968	3,975,659
4.25%, 08/22/57 (Call 02/22/57)	8,381	6,970,129
4.55%, 12/01/27 (Call 11/01/27)	3,015	2,990,233
4.60%, 12/01/25	6,865	6,820,598
4.65%, 12/01/29 (Call 10/01/29)	4,770	4,750,234
4.70%, 12/01/32 (Call 09/01/32)	7,455	7,335,629
4.80%, 12/05/34 (Call 06/05/34)	5,747	5,678,101
4.95%, 12/05/44 (Call 06/05/44)	5,488	5,321,662
5.20%, 12/03/25 (Call 09/03/25)	4,265	4,271,749
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	1,524	1,382,287
1.72%, 04/09/26 (Call 03/09/26)	520	485,928
2.38%, 08/23/31 (Call 05/23/31)	760	627,879
3.43%, 04/07/30 (Call 01/07/30)	1,425	1,293,612
3.63%, 07/06/27	1,964	1,870,611
4.13%, 06/30/25	2,421	2,382,313
4.38%, 03/29/28 (Call 12/29/27)(b)	2,260	2,196,961
4.88%, 11/14/28 (Call 08/14/28)	1,965	1,941,449
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	3,994	3,787,504
3.60%, 06/01/26 (Call 03/01/26)	5,016	4,866,832
4.63%, 04/13/30 (Call 01/13/30)	7,954	7,765,844
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	5,180	4,802,331
2.60%, 05/10/31 (Call 02/10/31)	3,785	3,216,066
2.70%, 03/11/30 (Call 12/11/29)	4,205	3,685,182
3.60%, 06/05/27 (Call 03/05/27)	4,935	4,721,029
3.65%, 05/10/51 (Call 11/10/50)	4,195	2,989,568
4.00%, 07/15/42 (Call 01/15/42)	6,186	4,961,722
5.90%, 11/22/25 (Call 10/22/25)	1,140	1,146,018
5.95%, 11/22/27 (Call 10/22/27)	1,545	1,586,852
6.30%, 11/22/32 (Call 08/22/32)	2,070	2,191,776
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(b)	2,653	2,284,426
3.25%, 02/15/30 (Call 11/15/29)	5,554	4,960,835
3.80%, 02/15/28 (Call 11/15/27)	3,204	3,032,997
4.63%, 08/01/27 (Call 05/01/27)	1,561	1,529,642
5.00%, 02/15/26 (Call 11/15/25)	4,342	4,300,548
Security	Par (000)	Value

Internet (continued)
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)(b)	$2,265	$2,054,870
3.88%, 04/29/26(b)	885	858,726
4.13%, 01/14/50 (Call 07/14/49)(b)	1,900	1,469,331
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	13,900	13,329,754
3.85%, 08/15/32 (Call 05/15/32)	14,220	13,130,410
4.45%, 08/15/52 (Call 02/15/52)	11,335	9,676,459
4.60%, 05/15/28 (Call 04/15/28)	4,565	4,530,616
4.65%, 08/15/62 (Call 02/15/62)	6,050	5,173,063
4.80%, 05/15/30 (Call 03/15/30)	4,425	4,406,395
4.95%, 05/15/33 (Call 02/15/33)	5,565	5,556,666
5.60%, 05/15/53 (Call 11/15/52)	10,360	10,498,355
5.75%, 05/15/63 (Call 11/15/62)	5,375	5,491,264
Netflix Inc.
4.38%, 11/15/26	2,070	2,030,808
4.88%, 04/15/28	3,565	3,533,172
5.88%, 11/15/28	2,130	2,190,322
6.38%, 05/15/29	2,040	2,141,566
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	2,034	1,929,225
2.00%, 09/03/30 (Call 06/03/30)(b)	3,431	2,822,127
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	4,215	3,500,806
4.75%, 07/15/27 (Call 07/01/24)	3,660	3,584,200
Weibo Corp., 3.38%, 07/08/30
(Call 04/08/30)(b)	4,149	3,622,845
		439,305,236
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	2,637	2,515,838
4.55%, 03/11/26	2,870	2,815,326
6.55%, 11/29/27 (Call 10/29/27)	5,655	5,841,045
6.75%, 03/01/41	2,545	2,628,317
6.80%, 11/29/32 (Call 08/29/32)	3,835	4,084,345
7.00%, 10/15/39	2,790	3,018,522
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	3,627	3,504,571
2.70%, 06/01/30 (Call 03/01/30)	3,074	2,702,565
2.98%, 12/15/55 (Call 06/15/55)	5,652	3,464,016
3.13%, 04/01/32 (Call 01/01/32)	545	470,806
3.85%, 04/01/52 (Call 09/01/51)	2,750	2,085,069
3.95%, 05/01/28 (Call 02/01/28)	1,673	1,605,528
4.30%, 05/23/27 (Call 04/23/27)	4,955	4,848,398
4.40%, 05/01/48 (Call 11/01/47)	504	429,488
5.20%, 08/01/43 (Call 02/01/43)	1,080	1,035,518
6.40%, 12/01/37	878	948,004
Reliance Inc.
1.30%, 08/15/25 (Call 07/15/25)	3,588	3,407,192
2.15%, 08/15/30 (Call 05/15/30)	625	518,747
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	1,060	942,276
2.40%, 06/15/25 (Call 05/15/25)	3,595	3,478,400
3.25%, 01/15/31 (Call 10/15/30)	2,521	2,223,087
3.25%, 10/15/50 (Call 04/15/50)	2,259	1,475,038
3.45%, 04/15/30 (Call 01/15/30)	2,474	2,245,994
5.00%, 12/15/26 (Call 07/01/24)	3,648	3,616,114
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	4,764	4,279,825
6.13%, 06/12/33 (Call 03/12/33)	6,060	6,080,174
6.25%, 08/10/26	660	671,139

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
6.88%, 11/21/36	$5,572	$5,902,064
6.88%, 11/10/39	3,620	3,848,794
8.25%, 01/17/34(b)	1,640	1,909,378
Vale SA, 5.63%, 09/11/42(b)	1,176	1,132,850
		83,728,428
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	2,104	1,668,046
4.40%, 09/15/32 (Call 06/15/32)	2,230	1,986,406
5.10%, 04/01/52 (Call 10/01/51)(b)	1,700	1,317,598
Brunswick Corp./DE, 5.85%, 03/18/29
(Call 02/18/29)	890	888,070
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	2,605	2,537,495
4.63%, 07/28/45 (Call 01/28/45)	1,524	1,244,452
Polaris Inc., 6.95%, 03/15/29 (Call 02/15/29)	450	472,362
		10,114,429
Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	2,171	1,940,622
3.70%, 01/15/31 (Call 10/15/30)	1,940	1,692,177
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	2,745	2,638,356
4.85%, 03/15/26 (Call 12/15/25)	3,578	3,541,067
5.75%, 01/30/27 (Call 12/30/26)	1,895	1,912,234
5.75%, 04/23/30 (Call 01/23/30)	2,302	2,338,612
Las Vegas Sands Corp.
3.50%, 08/18/26 (Call 06/18/26)	70	66,520
3.90%, 08/08/29 (Call 05/08/29)	1,280	1,164,190
5.90%, 06/01/27 (Call 05/01/27)	820	822,145
6.00%, 08/15/29 (Call 07/15/29)	1,000	1,003,821
6.20%, 08/15/34 (Call 05/15/34)	595	599,480
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	2,185	2,135,115
4.88%, 05/15/29 (Call 04/15/29)	1,165	1,144,554
4.90%, 04/15/29 (Call 03/15/29)	1,020	1,002,621
5.00%, 10/15/27 (Call 09/15/27)	3,670	3,647,223
5.30%, 05/15/34 (Call 02/15/34)	1,795	1,756,089
5.45%, 09/15/26 (Call 08/15/26)	555	556,618
5.55%, 10/15/28 (Call 09/15/28)	2,635	2,662,609
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	2,509	2,446,810
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	5,417	5,221,004
Series GG, 3.50%, 10/15/32
(Call 07/15/32)	3,949	3,412,091
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	901	765,748
Series II, 2.75%, 10/15/33 (Call 07/15/33)	3,875	3,110,187
Series R, 3.13%, 06/15/26 (Call 03/15/26)	4,668	4,466,372
Series X, 4.00%, 04/15/28 (Call 01/15/28)	1,834	1,752,299
Sands China Ltd.
2.30%, 03/08/27 (Call 02/08/27)	2,330	2,121,975
2.85%, 03/08/29 (Call 01/08/29)	2,600	2,276,449
3.25%, 08/08/31 (Call 05/08/31)	2,970	2,493,806
4.05%, 01/08/26 (Call 12/08/25)	1,685	1,633,093
4.63%, 06/18/30 (Call 03/18/30)	3,115	2,873,853
5.13%, 08/08/25 (Call 06/08/25)	395	391,986
5.40%, 08/08/28 (Call 05/08/28)	3,730	3,667,257
		67,256,983
Security	Par (000)	Value

Machinery — 0.3%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	$980	$950,204
4.38%, 05/08/42	280	249,033
AGCO Corp.
5.45%, 03/21/27 (Call 02/21/27)	2,415	2,412,474
5.80%, 03/21/34 (Call 12/21/33)	2,705	2,700,327
Caterpillar Financial Services Corp.
0.80%, 11/13/25	1,434	1,348,055
0.90%, 03/02/26	2,115	1,966,480
1.10%, 09/14/27	2,636	2,336,236
1.15%, 09/14/26	3,200	2,929,593
1.70%, 01/08/27	4,165	3,830,911
2.40%, 08/09/26	2,554	2,410,835
3.60%, 08/12/27	3,755	3,600,553
3.65%, 08/12/25	3,730	3,658,688
4.35%, 05/15/26	4,425	4,362,376
4.50%, 01/08/27	1,465	1,448,418
4.80%, 01/06/26	1,250	1,243,291
4.85%, 02/27/29	2,075	2,068,121
5.00%, 05/14/27	1,800	1,801,809
5.05%, 02/27/26	2,990	2,984,589
5.15%, 08/11/25	5,629	5,625,596
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	985	823,916
2.60%, 09/19/29 (Call 06/19/29)	2,946	2,628,815
2.60%, 04/09/30 (Call 01/09/30)	4,550	4,005,797
3.25%, 09/19/49 (Call 03/19/49)	4,939	3,503,169
3.25%, 04/09/50 (Call 10/09/49)	5,447	3,893,712
3.80%, 08/15/42	7,798	6,351,227
4.30%, 05/15/44 (Call 11/15/43)	2,877	2,527,067
4.75%, 05/15/64 (Call 11/15/63)	1,968	1,760,773
5.20%, 05/27/41	3,691	3,605,231
5.30%, 09/15/35(b)	665	690,628
6.05%, 08/15/36	2,298	2,500,313
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	1,900	1,750,172
1.88%, 01/15/26 (Call 12/15/25)	2,060	1,943,648
4.55%, 04/10/28 (Call 03/10/28)	3,045	2,965,910
5.10%, 04/20/29 (Call 03/20/29)	2,225	2,207,485
5.45%, 10/14/25	2,020	2,020,046
5.50%, 01/12/29 (Call 12/12/28)	1,850	1,864,068
CNH Industrial NV, 3.85%, 11/15/27
(Call 08/15/27)	3,450	3,304,137
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	3,185	2,136,747
3.10%, 04/15/30 (Call 01/15/30)	4,246	3,846,922
3.75%, 04/15/50 (Call 10/15/49)	4,556	3,609,062
3.90%, 06/09/42 (Call 12/09/41)	4,849	4,056,753
5.38%, 10/16/29	2,430	2,487,045
7.13%, 03/03/31	785	887,172
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	2,460	2,202,683
3.15%, 11/15/25 (Call 08/15/25)	2,396	2,319,293
5.38%, 10/15/35	312	312,793
5.38%, 03/01/41 (Call 12/01/40)	1,950	1,901,781
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	2,460	2,015,326
3.50%, 10/01/30 (Call 07/01/30)	2,338	2,074,829
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	2,310	1,917,765
3.00%, 05/01/30 (Call 02/01/30)	1,879	1,641,088

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Ingersoll Rand Inc.
5.18%, 06/15/29 (Call 05/15/29)	$1,880	$1,876,987
5.20%, 06/15/27 (Call 05/15/27)	2,000	1,999,482
5.31%, 06/15/31 (Call 04/15/31)	600	600,494
5.40%, 08/14/28 (Call 07/14/28)	605	609,574
5.45%, 06/15/34 (Call 03/15/34)	1,905	1,908,906
5.70%, 08/14/33 (Call 05/14/33)	3,810	3,883,836
5.70%, 06/15/54 (Call 12/15/53)	1,270	1,284,535
John Deere Capital Corp.
0.70%, 01/15/26	4,120	3,841,916
1.05%, 06/17/26	2,550	2,350,955
1.30%, 10/13/26	2,410	2,207,379
1.45%, 01/15/31	3,205	2,585,236
1.50%, 03/06/28	2,227	1,962,507
1.70%, 01/11/27	2,610	2,400,225
1.75%, 03/09/27	2,486	2,277,753
2.00%, 06/17/31	2,564	2,109,482
2.25%, 09/14/26	2,456	2,305,569
2.35%, 03/08/27(b)	1,268	1,180,716
2.45%, 01/09/30	3,141	2,761,091
2.65%, 06/10/26	1,409	1,343,930
2.80%, 09/08/27	2,822	2,635,155
2.80%, 07/18/29	3,321	2,997,551
3.05%, 01/06/28	1,190	1,122,060
3.35%, 04/18/29	3,110	2,906,046
3.40%, 06/06/25	2,600	2,558,311
3.40%, 09/11/25	2,575	2,514,462
3.45%, 03/07/29	3,204	3,007,340
3.90%, 06/07/32	740	683,521
4.05%, 09/08/25	2,675	2,636,887
4.15%, 09/15/27	3,765	3,674,641
4.35%, 09/15/32	2,690	2,565,615
4.50%, 01/08/27	2,150	2,125,726
4.50%, 01/16/29	2,630	2,578,902
4.70%, 06/10/30	2,340	2,306,543
4.75%, 06/08/26	2,515	2,498,935
4.75%, 01/20/28	1,325	1,316,157
4.80%, 01/09/26	2,135	2,123,985
4.85%, 03/05/27	1,845	1,837,136
4.85%, 10/11/29	2,170	2,162,029
4.90%, 03/03/28	260	259,776
4.90%, 03/07/31	2,355	2,335,217
4.95%, 06/06/25	2,145	2,137,319
4.95%, 03/06/26	2,615	2,606,856
4.95%, 07/14/28	1,835	1,833,203
5.05%, 03/03/26	765	764,259
5.10%, 04/11/34	2,720	2,705,227
5.15%, 09/08/26	900	901,157
5.15%, 09/08/33	1,095	1,097,374
5.30%, 09/08/25	1,935	1,937,371
Nordson Corp.
5.60%, 09/15/28 (Call 08/15/28)	790	797,556
5.80%, 09/15/33 (Call 06/15/33)	1,245	1,274,160
nVent Finance SARL
2.75%, 11/15/31 (Call 08/15/31)	1,753	1,431,910
4.55%, 04/15/28 (Call 01/15/28)	2,704	2,623,467
5.65%, 05/15/33 (Call 02/15/33)	1,495	1,487,842
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	1,141	1,005,905
4.60%, 05/15/28 (Call 02/15/28)	2,238	2,180,378
Security	Par (000)	Value

Machinery (continued)
Otis Worldwide Corp.
2.29%, 04/05/27 (Call 02/05/27)	$2,058	$1,909,851
2.57%, 02/15/30 (Call 11/15/29)	7,786	6,779,515
3.11%, 02/15/40 (Call 08/15/39)	5,883	4,375,878
3.36%, 02/15/50 (Call 08/15/49)	3,516	2,463,795
5.25%, 08/16/28 (Call 07/16/28)	2,335	2,344,689
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	1,855	1,481,087
2.80%, 08/15/61 (Call 02/15/61)	2,228	1,267,825
3.50%, 03/01/29 (Call 12/01/28)	2,608	2,453,419
4.20%, 03/01/49 (Call 09/01/48)	2,983	2,475,608
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	2,434	2,372,790
3.45%, 11/15/26 (Call 08/15/26)	4,273	4,074,214
4.70%, 09/15/28 (Call 06/15/28)	6,625	6,480,868
5.61%, 03/11/34 (Call 12/11/33)	565	566,811
Xylem Inc./New York
1.95%, 01/30/28 (Call 11/30/27)	3,857	3,454,399
2.25%, 01/30/31 (Call 10/30/30)	2,953	2,455,203
3.25%, 11/01/26 (Call 08/01/26)	3,323	3,167,935
4.38%, 11/01/46 (Call 05/01/46)	1,385	1,157,449
		288,084,850
Manufacturing — 0.1%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)	3,460	3,232,076
2.38%, 08/26/29 (Call 05/26/29)	4,650	4,040,779
2.88%, 10/15/27 (Call 07/15/27)(b)	4,588	4,260,829
3.00%, 08/07/25(b)	2,008	1,950,872
3.05%, 04/15/30 (Call 01/15/30)(b)	3,915	3,468,043
3.13%, 09/19/46 (Call 03/19/46)(b)	2,407	1,619,855
3.25%, 08/26/49 (Call 02/26/49)(b)	4,613	3,145,029
3.38%, 03/01/29 (Call 12/01/28)	3,998	3,683,811
3.63%, 09/14/28 (Call 06/14/28)(b)	3,280	3,084,929
3.63%, 10/15/47 (Call 04/15/47)	2,201	1,595,542
3.70%, 04/15/50 (Call 10/15/49)	2,777	2,022,092
3.88%, 06/15/44	1,670	1,292,151
4.00%, 09/14/48 (Call 03/14/48)	4,645	3,691,632
5.70%, 03/15/37(b)	2,292	2,367,054
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	1,600	1,274,804
2.75%, 03/01/30 (Call 12/01/29)	3,999	3,485,480
3.75%, 12/01/27 (Call 09/01/27)	2,005	1,903,197
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	3,112	2,931,130
3.92%, 09/15/47 (Call 03/15/47)	2,539	2,019,814
4.00%, 11/02/32	4,629	4,296,132
4.15%, 03/15/33 (Call 12/15/32)	3,525	3,285,344
4.15%, 11/02/42	3,909	3,337,287
4.35%, 05/18/28 (Call 04/18/28)	945	923,124
4.70%, 08/23/52 (Call 02/23/52)	1,715	1,549,316
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	6,369	6,025,627
3.90%, 09/01/42 (Call 03/01/42)	3,177	2,638,738
4.88%, 09/15/41 (Call 03/15/41)	2,475	2,339,423
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	4,596	4,379,156
3.25%, 06/14/29 (Call 03/14/29)	3,598	3,291,643
4.00%, 06/14/49 (Call 12/14/48)	4,616	3,618,617
4.10%, 03/01/47 (Call 09/01/46)(c)	2,251	1,795,195
4.20%, 11/21/34 (Call 05/21/34)	1,940	1,776,251
4.25%, 09/15/27 (Call 08/15/27)	3,020	2,936,064

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
4.45%, 11/21/44 (Call 05/21/44)	$3,177	$2,717,679
4.50%, 09/15/29 (Call 07/15/29)	4,028	3,910,756
6.25%, 05/15/38	1,396	1,482,560
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	2,403	2,315,418
5.90%, 07/15/32 (Call 04/15/32)	1,150	1,173,370
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)(b)	1,280	1,193,353
2.25%, 04/01/28 (Call 02/01/28)	1,125	1,003,855
2.75%, 04/01/31 (Call 01/01/31)	2,555	2,161,122
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	2,568	2,139,485
3.00%, 06/01/30 (Call 03/01/30)	1,620	1,417,427
3.38%, 03/01/28 (Call 12/01/27)	1,863	1,735,795
3.65%, 03/15/27 (Call 12/15/26)	3,185	3,041,938
3.90%, 09/17/29 (Call 06/17/29)	2,559	2,387,134
4.00%, 03/15/26 (Call 12/15/25)	3,224	3,141,862
6.10%, 11/15/33 (Call 08/15/33)	1,420	1,465,069
		124,547,859
Media — 0.7%
Charter Communications
Operating LLC/Charter Communications
Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	6,756	5,743,268
2.30%, 02/01/32 (Call 11/01/31)	4,500	3,446,390
2.80%, 04/01/31 (Call 01/01/31)	6,804	5,551,226
3.50%, 06/01/41 (Call 12/01/40)	6,322	4,239,678
3.50%, 03/01/42 (Call 09/01/41)	5,705	3,791,806
3.70%, 04/01/51 (Call 10/01/50)	8,574	5,246,484
3.75%, 02/15/28 (Call 11/15/27)	5,584	5,173,741
3.85%, 04/01/61 (Call 10/01/60)	7,220	4,248,330
3.90%, 06/01/52 (Call 12/01/51)	9,930	6,236,621
3.95%, 06/30/62 (Call 12/30/61)	6,041	3,591,196
4.20%, 03/15/28 (Call 12/15/27)	6,018	5,658,609
4.40%, 04/01/33 (Call 01/01/33)(b)	4,180	3,669,872
4.40%, 12/01/61 (Call 06/01/61)	5,313	3,455,079
4.80%, 03/01/50 (Call 09/01/49)	11,341	8,354,097
4.91%, 07/23/25 (Call 04/23/25)	4,401	4,359,685
5.05%, 03/30/29 (Call 12/30/28)	6,068	5,815,451
5.13%, 07/01/49 (Call 01/01/49)	5,115	3,926,047
5.25%, 04/01/53 (Call 10/01/52)	6,185	4,867,194
5.38%, 04/01/38 (Call 10/01/37)	3,413	2,946,621
5.38%, 05/01/47 (Call 11/01/46)	9,853	7,904,226
5.50%, 04/01/63 (Call 10/01/62)	4,335	3,389,781
5.75%, 04/01/48 (Call 10/01/47)	9,661	8,114,965
6.10%, 06/01/29 (Call 05/01/29)	4,210	4,212,739
6.15%, 11/10/26 (Call 10/10/26)	5,340	5,380,757
6.38%, 10/23/35 (Call 04/23/35)	7,770	7,579,728
6.48%, 10/23/45 (Call 04/23/45)	13,654	12,585,805
6.55%, 06/01/34 (Call 03/01/34)	4,055	4,059,340
6.65%, 02/01/34 (Call 11/01/33)	3,805	3,849,244
6.83%, 10/23/55 (Call 04/23/55)	2,218	2,104,513
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	6,460	5,140,722
1.95%, 01/15/31 (Call 10/15/30)	6,951	5,702,873
2.35%, 01/15/27 (Call 10/15/26)	5,166	4,818,859
2.45%, 08/15/52 (Call 02/15/52)	5,945	3,323,649
2.65%, 02/01/30 (Call 11/01/29)	7,008	6,154,401
2.65%, 08/15/62 (Call 02/15/62)	5,279	2,860,505
2.80%, 01/15/51 (Call 07/15/50)	6,504	3,977,943
2.89%, 11/01/51 (Call 05/01/51)	17,395	10,817,150
Security	Par (000)	Value

Media (continued)
2.94%, 11/01/56 (Call 05/01/56)	$19,411	$11,662,356
2.99%, 11/01/63 (Call 05/01/63)	15,663	9,141,046
3.15%, 03/01/26 (Call 12/01/25)	10,764	10,402,767
3.15%, 02/15/28 (Call 11/15/27)	9,085	8,500,439
3.20%, 07/15/36 (Call 01/15/36)	4,320	3,466,822
3.25%, 11/01/39 (Call 05/01/39)	4,382	3,343,860
3.30%, 02/01/27 (Call 11/01/26)	5,311	5,083,530
3.30%, 04/01/27 (Call 02/01/27)	3,199	3,051,561
3.38%, 08/15/25 (Call 05/15/25)	5,692	5,565,234
3.40%, 04/01/30 (Call 01/01/30)	6,810	6,212,491
3.40%, 07/15/46 (Call 01/15/46)	3,592	2,588,141
3.45%, 02/01/50 (Call 08/01/49)	8,040	5,664,395
3.55%, 05/01/28 (Call 02/01/28)	4,281	4,051,660
3.75%, 04/01/40 (Call 10/01/39)	6,234	5,059,720
3.90%, 03/01/38 (Call 09/01/37)	5,469	4,619,827
3.95%, 10/15/25 (Call 08/15/25)	7,669	7,527,641
3.97%, 11/01/47 (Call 05/01/47)	5,792	4,508,653
4.00%, 08/15/47 (Call 02/15/47)	3,947	3,091,320
4.00%, 03/01/48 (Call 09/01/47)	4,841	3,799,264
4.00%, 11/01/49 (Call 05/01/49)	8,208	6,357,475
4.05%, 11/01/52 (Call 05/01/52)	4,559	3,531,965
4.15%, 10/15/28 (Call 07/15/28)	10,514	10,150,349
4.20%, 08/15/34 (Call 02/15/34)	5,375	4,899,259
4.25%, 10/15/30 (Call 07/15/30)	5,634	5,361,253
4.25%, 01/15/33	8,656	8,038,244
4.40%, 08/15/35 (Call 02/15/35)	4,309	3,960,018
4.55%, 01/15/29 (Call 12/15/28)	5,320	5,215,153
4.60%, 10/15/38 (Call 04/15/38)	5,235	4,756,146
4.60%, 08/15/45 (Call 02/15/45)	4,236	3,669,278
4.65%, 02/15/33 (Call 11/15/32)(b)	5,535	5,310,667
4.65%, 07/15/42	3,882	3,462,545
4.70%, 10/15/48 (Call 04/15/48)	8,203	7,247,989
4.75%, 03/01/44	3,044	2,759,362
4.80%, 05/15/33 (Call 02/15/33)(b)	4,775	4,616,246
4.95%, 10/15/58 (Call 04/15/58)	4,304	3,825,343
5.10%, 06/01/29 (Call 05/01/29)	4,390	4,393,952
5.25%, 11/07/25	3,280	3,279,113
5.30%, 06/01/34 (Call 03/01/34)	4,020	4,011,824
5.35%, 11/15/27 (Call 10/15/27)	3,884	3,922,745
5.35%, 05/15/53 (Call 11/15/52)	4,860	4,630,916
5.50%, 11/15/32 (Call 08/15/32)	5,125	5,222,472
5.50%, 05/15/64 (Call 11/15/63)	5,280	5,046,585
5.65%, 06/15/35	3,016	3,073,084
5.65%, 06/01/54 (Call 12/01/53)	3,610	3,578,524
6.45%, 03/15/37	935	1,007,550
6.50%, 11/15/35	2,737	2,969,425
6.55%, 07/01/39	2,185	2,380,726
6.95%, 08/15/37	2,180	2,440,457
7.05%, 03/15/33(b)	5,357	5,964,691
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	4,747	4,176,009
3.95%, 06/15/25 (Call 03/15/25)	2,018	1,976,640
3.95%, 03/20/28 (Call 12/20/27)	7,465	6,997,361
4.00%, 09/15/55 (Call 03/15/55)	8,703	5,527,685
4.13%, 05/15/29 (Call 02/15/29)	3,453	3,184,235
4.65%, 05/15/50 (Call 11/15/49)	4,908	3,624,624
4.88%, 04/01/43	1,121	898,203
4.90%, 03/11/26 (Call 12/11/25)	4,157	4,103,186
5.00%, 09/20/37 (Call 03/20/37)	4,795	4,156,814
5.20%, 09/20/47 (Call 03/20/47)	7,030	5,689,078
5.30%, 05/15/49 (Call 11/15/48)	5,742	4,657,445

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.35%, 06/01/40	$1,241	$1,201,574
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	1,630	1,522,205
3.45%, 03/01/32 (Call 12/01/31)	1,975	1,703,859
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)	3,473	3,141,517
4.71%, 01/25/29 (Call 10/25/28)	8,807	8,614,921
5.48%, 01/25/39 (Call 07/25/38)	4,806	4,538,873
5.58%, 01/25/49 (Call 07/25/48)	6,188	5,648,594
6.50%, 10/13/33 (Call 07/13/33)	3,200	3,345,249
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	645	533,441
5.25%, 05/24/49 (Call 11/24/48)	135	115,339
6.13%, 01/31/46 (Call 07/31/45)(b)	3,744	3,613,273
6.63%, 01/15/40	2,641	2,627,084
8.50%, 03/11/32	2,240	2,535,480
NBCUniversal Media LLC
4.45%, 01/15/43	4,383	3,773,148
5.95%, 04/01/41	2,896	2,991,556
6.40%, 04/30/40	1,012	1,092,801
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(b)	1,189	1,093,641
3.38%, 02/15/28 (Call 11/15/27)	2,494	2,241,754
3.70%, 06/01/28 (Call 03/01/28)	2,365	2,134,637
4.20%, 06/01/29 (Call 03/01/29)	2,010	1,806,853
4.20%, 05/19/32 (Call 02/19/32)(b)	4,275	3,557,617
4.38%, 03/15/43	3,866	2,646,332
4.60%, 01/15/45 (Call 07/15/44)	2,607	1,808,395
4.85%, 07/01/42 (Call 01/01/42)	2,237	1,661,177
4.90%, 08/15/44 (Call 02/15/44)(b)	2,396	1,719,144
4.95%, 01/15/31 (Call 10/15/30)(b)	4,725	4,230,337
4.95%, 05/19/50 (Call 11/19/49)	3,898	2,805,471
5.25%, 04/01/44 (Call 10/01/43)	1,495	1,119,606
5.50%, 05/15/33	1,772	1,540,401
5.85%, 09/01/43 (Call 03/01/43)	3,424	2,782,557
5.90%, 10/15/40 (Call 04/15/40)	1,962	1,619,440
6.88%, 04/30/36	3,636	3,472,820
7.88%, 07/30/30	3,321	3,463,023
TCI Communications Inc.
7.13%, 02/15/28	3,407	3,633,171
7.88%, 02/15/26	4,818	5,015,586
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	3,798	3,650,803
5.50%, 08/15/35	1,782	1,779,949
5.65%, 11/23/43 (Call 05/23/43)	1,276	1,252,386
5.85%, 04/15/40	2,359	2,433,961
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33	4,603	5,087,839
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	5,026	3,681,111
5.50%, 09/01/41 (Call 03/01/41)	5,274	4,399,681
5.88%, 11/15/40 (Call 05/15/40)	4,768	4,116,439
6.55%, 05/01/37	5,877	5,564,668
6.75%, 06/15/39	5,721	5,523,356
7.30%, 07/01/38	6,701	6,766,649
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	5,589	5,207,412
2.95%, 06/15/27	4,134	3,908,878
3.00%, 02/13/26	6,305	6,077,650
3.00%, 07/30/46	2,509	1,699,559
3.15%, 09/17/25	4,242	4,127,140
Security	Par (000)	Value

Media (continued)
3.70%, 12/01/42	$2,576	$2,048,370
4.13%, 06/01/44	4,542	3,788,660
4.38%, 08/16/41	1,755	1,528,673
Series B, 7.00%, 03/01/32	4,092	4,587,823
Series E, 4.13%, 12/01/41	2,983	2,525,980
Walt Disney Co. (The)
1.75%, 01/13/26	7,442	7,043,788
2.00%, 09/01/29 (Call 06/01/29)	9,582	8,257,063
2.20%, 01/13/28	4,262	3,887,976
2.65%, 01/13/31	9,123	7,916,444
2.75%, 09/01/49 (Call 03/01/49)	8,372	5,292,877
3.38%, 11/15/26 (Call 08/15/26)	3,084	2,961,380
3.50%, 05/13/40 (Call 11/13/39)	7,962	6,321,605
3.60%, 01/13/51 (Call 07/13/50)	10,777	8,007,159
3.70%, 10/15/25 (Call 07/15/25)	4,825	4,728,548
3.70%, 03/23/27	3,822	3,698,950
3.80%, 03/22/30	4,489	4,212,704
3.80%, 05/13/60 (Call 11/13/59)	4,607	3,409,432
4.63%, 03/23/40 (Call 09/23/39)	3,211	2,959,795
4.70%, 03/23/50 (Call 09/23/49)(b)	6,025	5,431,092
4.75%, 09/15/44 (Call 03/15/44)	3,204	2,906,541
4.75%, 11/15/46 (Call 05/15/46)	2,148	1,921,399
4.95%, 10/15/45 (Call 04/15/45)	2,006	1,856,780
5.40%, 10/01/43	3,142	3,103,148
6.15%, 03/01/37	795	853,940
6.15%, 02/15/41	1,727	1,833,368
6.20%, 12/15/34	4,470	4,839,691
6.40%, 12/15/35	5,364	5,832,211
6.55%, 03/15/33	1,525	1,682,701
6.65%, 11/15/37	6,152	6,876,779
7.75%, 12/01/45	1,835	2,355,345
		763,012,537
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	4,344	4,256,281
3.90%, 01/15/43 (Call 07/15/42)	2,900	2,398,898
4.38%, 06/15/45 (Call 12/15/44)	1,498	1,311,430
Timken Co. (The)
4.13%, 04/01/32 (Call 01/01/32)	1,780	1,601,825
4.50%, 12/15/28 (Call 09/15/28)	2,390	2,314,410
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	1,724	1,512,307
5.25%, 10/01/54 (Call 04/01/54)	1,384	1,204,129
		14,599,280
Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	3,210	2,872,523
3.75%, 10/01/30 (Call 07/01/30)	1,653	1,434,866
Barrick Gold Corp.
5.25%, 04/01/42	225	216,619
6.45%, 10/15/35	1,226	1,306,362
Barrick North America Finance LLC
5.70%, 05/30/41	4,038	4,025,473
5.75%, 05/01/43	3,562	3,573,775
Barrick PD Australia Finance Pty. Ltd., 5.95%,
10/15/39	4,073	4,110,646
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	3,441	2,910,218
4.75%, 02/28/28 (Call 01/28/28)	3,875	3,834,605
4.88%, 02/27/26	4,495	4,464,717

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
4.90%, 02/28/33 (Call 11/28/32)	$1,625	$1,584,115
5.00%, 09/30/43	10,678	9,943,511
5.10%, 09/08/28 (Call 08/08/28)	5,893	5,902,605
5.25%, 09/08/26	6,155	6,164,216
5.25%, 09/08/30 (Call 07/08/30)	4,550	4,578,095
5.25%, 09/08/33 (Call 06/08/33)	5,190	5,158,722
5.50%, 09/08/53 (Call 03/08/53)	1,960	1,934,365
6.42%, 03/01/26	3,330	3,389,045
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 07/01/24)	3,032	2,900,774
4.25%, 03/01/30 (Call 03/01/25)	1,901	1,787,652
4.38%, 08/01/28 (Call 07/01/24)	2,526	2,422,661
4.63%, 08/01/30 (Call 08/01/25)	3,306	3,160,161
5.00%, 09/01/27 (Call 07/01/24)	3,353	3,309,131
5.25%, 09/01/29 (Call 09/01/24)	3,205	3,203,767
5.40%, 11/14/34 (Call 05/14/34)	3,471	3,397,087
5.45%, 03/15/43 (Call 09/15/42)	7,245	6,833,553
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	2,955	2,869,472
6.25%, 07/15/33 (Call 04/15/33)	500	522,904
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	4,463	3,766,749
2.60%, 07/15/32 (Call 04/15/32)	4,785	3,954,321
2.80%, 10/01/29 (Call 07/01/29)	3,247	2,880,146
4.88%, 03/15/42 (Call 09/15/41)	3,648	3,337,647
5.45%, 06/09/44 (Call 12/09/43)	2,957	2,867,003
5.88%, 04/01/35	2,895	2,970,525
6.25%, 10/01/39	2,891	3,058,815
Newmont Corp./Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(c)	130	116,505
5.30%, 03/15/26(c)	5,065	5,054,550
5.35%, 03/15/34 (Call 12/15/33)(c)	4,164	4,138,326
Rio Tinto Alcan Inc.
5.75%, 06/01/35	2,068	2,144,964
6.13%, 12/15/33	4,118	4,337,779
7.25%, 03/15/31	2,373	2,617,503
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	5,049	3,125,115
5.20%, 11/02/40	4,214	4,100,589
7.13%, 07/15/28	3,706	3,996,408
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	3,034	2,555,853
4.75%, 03/22/42 (Call 09/22/41)	2,975	2,745,089
5.00%, 03/09/33 (Call 12/09/32)(b)	2,265	2,241,610
5.13%, 03/09/53 (Call 09/09/52)	3,273	3,071,210
Southern Copper Corp.
5.25%, 11/08/42	7,122	6,614,443
5.88%, 04/23/45	3,658	3,632,153
6.75%, 04/16/40	6,201	6,777,125
7.50%, 07/27/35	4,608	5,327,822
Yamana Gold Inc., 2.63%, 08/15/31
(Call 05/15/31)	1,235	1,025,492
		184,269,382
Multi-National — 0.0%
African Development Bank, 4.13%, 02/25/27	790	776,297
Asian Infrastructure Investment Bank (The),
4.13%, 01/18/29	700	685,476
		1,461,773
Security	Par (000)	Value

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	$6,004	$5,599,736
3.25%, 02/15/29 (Call 07/01/24)	4,889	4,416,104
3.28%, 12/01/28 (Call 10/01/28)	3,760	3,395,715
3.57%, 12/01/31 (Call 09/01/31)	6,600	5,710,454
4.25%, 04/01/28 (Call 07/01/24)	5,617	5,340,950
		24,462,959
Oil & Gas — 0.9%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	1,355	1,254,464
4.38%, 10/15/28 (Call 07/15/28)	725	682,947
4.75%, 04/15/43 (Call 10/15/42)	2,220	1,778,211
5.10%, 09/01/40 (Call 03/01/40)	3,325	2,859,761
5.25%, 02/01/42 (Call 08/01/41)	2,180	1,869,654
5.35%, 07/01/49 (Call 01/01/49)	1,980	1,680,630
6.00%, 01/15/37	2,805	2,769,520
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	4,416	3,647,473
2.72%, 01/12/32 (Call 10/12/31)	8,395	7,120,223
2.77%, 11/10/50 (Call 05/10/50)	7,015	4,330,382
2.94%, 06/04/51 (Call 12/04/50)	9,545	6,079,537
3.00%, 02/24/50 (Call 08/24/49)	8,625	5,619,222
3.00%, 03/17/52 (Call 09/17/51)	5,240	3,381,958
3.02%, 01/16/27 (Call 10/16/26)	4,716	4,481,960
3.06%, 06/17/41 (Call 12/17/40)	5,980	4,350,921
3.12%, 05/04/26 (Call 02/04/26)	5,194	4,998,060
3.38%, 02/08/61 (Call 08/08/60)	8,303	5,471,024
3.41%, 02/11/26 (Call 12/11/25)	6,226	6,041,084
3.54%, 04/06/27 (Call 02/06/27)	2,649	2,539,997
3.59%, 04/14/27 (Call 01/14/27)	4,608	4,425,204
3.63%, 04/06/30 (Call 01/06/30)	5,327	4,944,756
3.80%, 09/21/25 (Call 07/21/25)	5,519	5,417,055
3.94%, 09/21/28 (Call 06/21/28)	5,533	5,301,788
4.23%, 11/06/28 (Call 08/06/28)	6,705	6,486,091
4.70%, 04/10/29 (Call 03/10/29)	5,375	5,296,370
4.81%, 02/13/33 (Call 11/13/32)	4,795	4,637,589
4.89%, 09/11/33 (Call 06/11/33)	4,225	4,100,029
4.97%, 10/17/29 (Call 09/17/29)	3,325	3,305,940
4.99%, 04/10/34 (Call 01/10/34)	4,355	4,241,454
5.02%, 11/17/27 (Call 10/17/27)	3,335	3,328,469
5.23%, 11/17/34 (Call 08/17/34)	3,325	3,291,438
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	6,740	6,373,290
3.72%, 11/28/28 (Call 08/28/28)	5,192	4,911,103
6.45%, (Call 12/01/33),
(5-year CMT + 2.153%)(a)(b)(g)	4,870	4,980,296
Burlington Resources LLC
5.95%, 10/15/36	290	301,016
7.20%, 08/15/31	950	1,061,987
7.40%, 12/01/31	405	458,459
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	3,706	3,559,158
2.95%, 07/15/30 (Call 04/15/30)	2,740	2,388,578
3.85%, 06/01/27 (Call 03/01/27)	5,696	5,463,080
4.95%, 06/01/47 (Call 12/01/46)	3,768	3,301,971
5.85%, 02/01/35	1,805	1,794,767
6.25%, 03/15/38(b)	4,233	4,350,303
6.45%, 06/30/33	1,655	1,747,541
6.50%, 02/15/37	2,124	2,208,935
6.75%, 02/01/39	1,895	2,014,583
7.20%, 01/15/32	1,450	1,581,179

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	$1,366	$1,123,132
3.75%, 02/15/52 (Call 08/15/51)(b)	4,500	3,200,313
4.25%, 04/15/27 (Call 01/15/27)	1,785	1,733,012
5.25%, 06/15/37 (Call 12/15/36)	1,150	1,083,558
5.40%, 06/15/47 (Call 12/15/46)	1,884	1,737,303
6.75%, 11/15/39	1,180	1,263,243
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)	5,090	4,687,659
2.24%, 05/11/30 (Call 02/11/30)	6,466	5,568,815
2.95%, 05/16/26 (Call 02/16/26)	9,497	9,131,013
3.08%, 05/11/50 (Call 11/11/49)	5,336	3,628,367
3.33%, 11/17/25 (Call 08/17/25)	4,329	4,223,241
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	4,206	3,995,650
1.02%, 08/12/27 (Call 06/12/27)	4,034	3,569,208
2.34%, 08/12/50 (Call 02/12/50)	4,363	2,531,898
3.25%, 10/15/29 (Call 07/15/29)	2,886	2,667,455
3.85%, 01/15/28 (Call 10/15/27)	3,361	3,259,647
5.25%, 11/15/43 (Call 05/15/43)	1,380	1,379,974
6.00%, 03/01/41 (Call 09/01/40)	1,305	1,399,489
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	1,249	1,134,736
3.30%, 09/30/49 (Call 03/30/49)	1,315	951,749
4.25%, 05/09/43	3,599	3,151,910
CNOOC Finance 2015 Australia Pty. Ltd.,
4.20%, 05/05/45	500	431,124
CNOOC Finance 2015 USA LLC, 4.38%,
05/02/28	3,922	3,843,985
CNOOC Petroleum North America ULC
5.88%, 03/10/35	1,913	2,037,700
6.40%, 05/15/37	3,647	4,076,775
7.50%, 07/30/39	1,006	1,237,605
7.88%, 03/15/32	2,046	2,416,281
Conoco Funding Co., 7.25%, 10/15/31	1,729	1,941,838
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	10,850	8,643,087
3.80%, 03/15/52 (Call 09/15/51)	3,095	2,313,090
4.03%, 03/15/62 (Call 09/15/61)	10,402	7,794,621
4.30%, 11/15/44 (Call 05/15/44)	2,310	1,961,009
4.88%, 10/01/47 (Call 04/01/47)	550	503,758
5.05%, 09/15/33 (Call 06/15/33)	3,480	3,432,672
5.30%, 05/15/53 (Call 11/15/52)	3,495	3,315,928
5.55%, 03/15/54 (Call 09/15/53)	2,305	2,270,877
5.70%, 09/15/63 (Call 03/15/63)	2,095	2,085,924
5.90%, 10/15/32	2,001	2,104,053
5.90%, 05/15/38	962	995,526
5.95%, 03/15/46 (Call 09/15/45)	835	868,798
6.50%, 02/01/39	1,124	1,238,935
6.95%, 04/15/29	2,525	2,734,940
Continental Resources Inc./OK
4.38%, 01/15/28 (Call 10/15/27)	5,000	4,802,628
4.90%, 06/01/44 (Call 12/01/43)	3,665	3,024,684
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	3,788	3,634,268
4.38%, 03/15/29 (Call 12/15/28)	2,915	2,773,862
5.60%, 03/15/34 (Call 12/15/33)	2,230	2,217,700
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	3,465	3,314,570
4.75%, 05/15/42 (Call 11/15/41)	3,658	3,099,127
5.00%, 06/15/45 (Call 12/15/44)	3,437	2,967,156
Security	Par (000)	Value

Oil & Gas (continued)
5.25%, 10/15/27 (Call 06/11/24)	$3,895	$3,879,009
5.60%, 07/15/41 (Call 01/15/41)	5,327	5,008,478
5.85%, 12/15/25 (Call 09/15/25)	4,050	4,068,569
5.88%, 06/15/28 (Call 06/11/24)	2,865	2,871,746
7.88%, 09/30/31	1,377	1,562,127
7.95%, 04/15/32	1,445	1,645,471
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	3,692	3,233,562
3.25%, 12/01/26 (Call 10/01/26)	5,531	5,274,899
3.50%, 12/01/29 (Call 09/01/29)	3,533	3,240,416
4.25%, 03/15/52 (Call 09/15/51)	3,544	2,760,768
4.40%, 03/24/51 (Call 09/24/50)	3,135	2,510,034
5.15%, 01/30/30 (Call 12/30/29)	5,770	5,718,074
5.20%, 04/18/27 (Call 03/18/27)	5,870	5,858,431
5.40%, 04/18/34 (Call 01/18/34)	5,845	5,763,904
5.75%, 04/18/54 (Call 10/18/53)	3,180	3,067,484
5.90%, 04/18/64 (Call 10/18/63)	2,755	2,650,382
6.25%, 03/15/33 (Call 12/15/32)	3,995	4,175,143
6.25%, 03/15/53 (Call 09/15/52)	2,965	3,060,968
Eni USA Inc., 7.30%, 11/15/27	1,140	1,203,311
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	3,283	2,929,875
4.15%, 01/15/26 (Call 10/15/25)	6,122	6,018,934
4.38%, 04/15/30 (Call 01/15/30)	3,829	3,708,081
4.95%, 04/15/50 (Call 10/15/49)	3,939	3,635,659
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	5,411	5,154,939
5.00%, 01/15/29 (Call 07/15/28)	2,385	2,324,245
5.70%, 04/01/28 (Call 03/01/28)	2,290	2,303,249
5.75%, 02/01/34 (Call 11/01/33)	2,250	2,230,533
7.00%, 02/01/30 (Call 11/01/29)	2,935	3,105,127
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	901	853,019
2.38%, 05/22/30 (Call 02/22/30)	4,772	4,141,330
3.00%, 04/06/27 (Call 02/06/27)	1,676	1,590,153
3.13%, 04/06/30 (Call 01/06/30)	5,646	5,129,554
3.25%, 11/18/49 (Call 05/18/49)	3,909	2,741,333
3.63%, 09/10/28 (Call 06/10/28)	4,221	4,016,923
3.63%, 04/06/40 (Call 10/06/39)	2,099	1,707,217
3.70%, 04/06/50 (Call 10/06/49)	3,905	2,964,857
3.95%, 05/15/43	3,552	2,942,806
4.25%, 11/23/41	2,330	2,036,152
4.80%, 11/08/43	3,025	2,796,215
5.10%, 08/17/40	3,102	3,016,610
7.25%, 09/23/27	1,020	1,084,102
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	5,230	4,930,167
2.44%, 08/16/29 (Call 05/16/29)	7,061	6,284,428
2.61%, 10/15/30 (Call 07/15/30)	6,535	5,707,820
3.00%, 08/16/39 (Call 02/16/39)	7,420	5,626,504
3.04%, 03/01/26 (Call 12/01/25)	10,751	10,383,321
3.10%, 08/16/49 (Call 02/16/49)	7,901	5,385,525
3.29%, 03/19/27 (Call 01/19/27)	3,980	3,832,539
3.45%, 04/15/51 (Call 10/15/50)	7,363	5,309,511
3.48%, 03/19/30 (Call 12/19/29)	4,914	4,559,431
3.57%, 03/06/45 (Call 09/06/44)	3,657	2,797,127
4.11%, 03/01/46 (Call 09/01/45)	11,451	9,543,258
4.23%, 03/19/40 (Call 09/19/39)	6,621	5,842,385
4.33%, 03/19/50 (Call 09/19/49)	10,160	8,612,101
Helmerich & Payne Inc., 2.90%, 09/29/31
(Call 06/29/31)	1,460	1,211,503

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	$6,842	$6,659,421
5.60%, 02/15/41	5,723	5,695,560
5.80%, 04/01/47 (Call 10/01/46)	2,619	2,619,357
6.00%, 01/15/40	3,723	3,830,093
7.13%, 03/15/33	2,287	2,556,610
7.30%, 08/15/31	2,579	2,873,873
7.88%, 10/01/29	1,312	1,463,370
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	1,427	1,327,408
5.00%, 02/01/28 (Call 06/11/24)(c)	555	535,806
5.88%, 04/01/26 (Call 01/01/26)	4,281	4,296,184
6.38%, 04/15/27 (Call 06/11/24)(c)	575	578,206
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	6,443	6,301,727
5.20%, 06/01/45 (Call 12/01/44)	3,206	2,959,803
5.30%, 04/01/29 (Call 03/01/29)	2,295	2,300,919
5.70%, 04/01/34 (Call 01/01/34)	2,255	2,294,496
6.60%, 10/01/37	4,118	4,451,366
6.80%, 03/15/32	2,429	2,642,733
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	3,013	2,864,163
4.50%, 04/01/48 (Call 10/01/47)	2,642	2,126,001
4.75%, 09/15/44 (Call 03/15/44)	4,631	3,975,550
5.00%, 09/15/54 (Call 03/15/54)	2,603	2,198,315
5.13%, 12/15/26 (Call 09/15/26)	4,704	4,674,746
6.50%, 03/01/41 (Call 09/01/40)	3,076	3,243,633
Occidental Petroleum Corp.
4.20%, 03/15/48 (Call 09/15/47)(b)	2,700	2,038,584
4.40%, 04/15/46 (Call 10/15/45)	4,907	3,882,958
5.50%, 12/01/25 (Call 09/01/25)	3,020	3,008,983
5.55%, 03/15/26 (Call 12/15/25)	5,100	5,096,042
5.88%, 09/01/25 (Call 06/01/25)	1,445	1,448,257
6.13%, 01/01/31 (Call 07/01/30)	4,785	4,889,914
6.20%, 03/15/40	1,225	1,232,874
6.38%, 09/01/28 (Call 03/01/28)	395	406,648
6.45%, 09/15/36	7,890	8,216,290
6.60%, 03/15/46 (Call 09/15/45)	2,270	2,378,621
6.63%, 09/01/30 (Call 03/01/30)	6,050	6,321,226
7.50%, 05/01/31	3,700	4,074,549
7.88%, 09/15/31	1,102	1,235,037
7.95%, 06/15/39	1,715	1,968,846
8.50%, 07/15/27 (Call 01/15/27)	2,615	2,802,156
8.88%, 07/15/30 (Call 01/15/30)	4,000	4,590,532
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)(b)	3,569	3,551,120
5.65%, 05/15/28 (Call 04/15/28)	2,515	2,539,811
6.25%, 07/15/33 (Call 04/15/33)	2,020	2,074,905
6.50%, 08/15/34	2,689	2,802,378
6.50%, 02/01/38	2,005	2,062,053
6.63%, 08/15/37	2,040	2,108,739
7.10%, 07/15/53 (Call 01/15/53)	2,005	2,224,530
7.20%, 11/01/31	1,805	1,944,350
7.38%, 11/01/31	2,165	2,358,626
8.13%, 09/15/30	1,360	1,527,880
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	440	412,704
5.15%, 11/15/29 (Call 08/15/29)	410	399,420
7.15%, 10/01/33 (Call 07/01/33)	615	650,740
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	4,554	4,253,109
Security	Par (000)	Value

Oil & Gas (continued)
2.15%, 12/15/30 (Call 09/15/30)	$3,645	$3,012,933
3.30%, 03/15/52 (Call 09/15/51)	5,825	3,839,853
3.90%, 03/15/28 (Call 12/15/27)	3,116	2,975,203
4.65%, 11/15/34 (Call 05/15/34)	6,446	5,976,955
4.88%, 11/15/44 (Call 05/15/44)	5,128	4,609,015
5.88%, 05/01/42	5,064	5,130,953
Phillips 66 Co.
3.15%, 12/15/29 (Call 09/15/29)	3,011	2,706,477
3.55%, 10/01/26 (Call 07/01/26)	2,440	2,347,149
3.75%, 03/01/28 (Call 12/01/27)	5,211	4,952,975
4.68%, 02/15/45 (Call 08/15/44)	3,235	2,765,630
4.90%, 10/01/46 (Call 04/01/46)	3,127	2,752,829
4.95%, 12/01/27 (Call 11/01/27)	3,400	3,377,519
5.25%, 06/15/31 (Call 04/15/31)	1,950	1,932,256
5.30%, 06/30/33 (Call 03/30/33)	3,570	3,510,112
5.65%, 06/15/54 (Call 12/15/53)	2,290	2,208,388
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	790	739,311
1.90%, 08/15/30 (Call 05/15/30)	5,755	4,809,272
2.15%, 01/15/31 (Call 10/15/30)	1,110	931,768
5.10%, 03/29/26	2,625	2,616,335
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	6,656	5,848,478
2.50%, 09/12/26	6,810	6,440,264
2.75%, 04/06/30 (Call 01/06/30)	3,513	3,119,156
2.88%, 05/10/26	8,632	8,286,498
2.88%, 11/26/41 (Call 05/26/41)	2,810	2,014,851
3.00%, 11/26/51 (Call 05/26/51)	5,160	3,360,483
3.13%, 11/07/49 (Call 05/07/49)	5,608	3,802,338
3.25%, 04/06/50 (Call 10/06/49)	8,278	5,748,462
3.63%, 08/21/42	2,713	2,154,585
3.75%, 09/12/46	5,236	4,065,803
3.88%, 11/13/28 (Call 08/13/28)	5,125	4,910,975
4.00%, 05/10/46	8,769	7,062,659
4.13%, 05/11/35	7,903	7,227,582
4.38%, 05/11/45	11,178	9,612,781
4.55%, 08/12/43	3,963	3,540,753
5.50%, 03/25/40	4,443	4,493,493
6.38%, 12/15/38	10,046	11,028,093
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	3,228	2,317,055
4.00%, 11/15/47 (Call 05/15/47)	2,877	2,162,843
5.95%, 12/01/34	2,130	2,185,415
6.50%, 06/15/38	4,855	5,081,648
6.80%, 05/15/38	4,222	4,510,039
6.85%, 06/01/39	4,186	4,492,789
7.15%, 02/01/32	1,742	1,901,481
Tosco Corp., 8.13%, 02/15/30	2,485	2,854,739
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	5,569	4,975,579
2.99%, 06/29/41 (Call 12/29/40)	3,028	2,203,114
3.13%, 05/29/50 (Call 11/29/49)	9,851	6,688,018
3.39%, 06/29/60 (Call 12/29/59)	1,685	1,130,648
3.46%, 02/19/29 (Call 11/19/28)	5,834	5,468,450
3.46%, 07/12/49 (Call 01/12/49)	5,625	4,077,973
TotalEnergies Capital SA
3.88%, 10/11/28	5,022	4,812,569
5.15%, 04/05/34 (Call 01/05/34)	2,460	2,453,647
5.49%, 04/05/54 (Call 10/05/53)	2,950	2,915,448
5.64%, 04/05/64 (Call 10/05/63)	2,550	2,535,669

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	$1,960	$1,773,481
2.80%, 12/01/31 (Call 09/01/31)	2,105	1,775,352
3.40%, 09/15/26 (Call 06/15/26)	555	531,597
3.65%, 12/01/51 (Call 06/01/51)	4,515	3,138,461
4.00%, 04/01/29 (Call 01/01/29)	1,095	1,037,671
4.00%, 06/01/52 (Call 12/01/51)	1,955	1,438,150
4.35%, 06/01/28 (Call 03/01/28)	3,246	3,142,795
4.90%, 03/15/45(b)	2,971	2,651,345
6.63%, 06/15/37	6,945	7,412,908
7.50%, 04/15/32	2,868	3,240,588
		927,535,540
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	4,939	4,697,214
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	4,195	3,877,173
3.14%, 11/07/29 (Call 08/07/29)	2,271	2,051,517
3.34%, 12/15/27 (Call 09/15/27)	7,201	6,783,811
4.08%, 12/15/47 (Call 06/15/47)	6,073	4,846,910
4.49%, 05/01/30 (Call 02/01/30)	2,539	2,440,345
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	2,083	1,856,587
3.80%, 11/15/25 (Call 08/15/25)	2,781	2,716,774
4.50%, 11/15/41 (Call 05/15/41)	2,980	2,581,869
4.75%, 08/01/43 (Call 02/01/43)	4,455	3,941,601
4.85%, 11/15/35 (Call 05/15/35)	5,762	5,502,649
5.00%, 11/15/45 (Call 05/15/45)	6,641	6,079,154
6.70%, 09/15/38	3,506	3,856,995
7.45%, 09/15/39	4,566	5,399,028
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	2,772	2,539,017
3.95%, 12/01/42 (Call 06/01/42)	5,036	3,790,973
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25 (Call 08/17/25)	3,755	3,577,835
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	3,408	2,984,343
4.50%, 05/15/28 (Call 04/15/28)	1,675	1,647,159
4.85%, 05/15/33 (Call 02/15/33)	1,550	1,517,397
5.00%, 06/01/34 (Call 03/01/34)	2,000	1,961,717
		74,650,068
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	2,659	2,560,100
4.50%, 05/15/28 (Call 02/15/28)	1,600	1,546,914
5.63%, 05/26/33 (Call 02/26/33)	2,185	2,205,996
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	3,040	2,584,905
2.69%, 05/25/31 (Call 02/25/31)	3,365	2,809,845
Amcor Group Finance PLC, 5.45%, 05/23/29
(Call 04/23/29)	40	40,059
AptarGroup Inc., 3.60%, 03/15/32
(Call 12/15/31)	1,270	1,102,940
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	5,281	4,946,936
1.65%, 01/15/27 (Call 12/15/26)	2,910	2,639,538
5.50%, 04/15/28 (Call 03/15/28)	851	845,884
5.65%, 01/15/34 (Call 10/15/33)(c)	1,980	1,931,913
5.80%, 06/15/31 (Call 04/15/31)(c)	2,000	1,991,082
Security	Par (000)	Value

Packaging & Containers (continued)
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	$1,404	$1,249,150
3.05%, 10/01/51 (Call 04/01/51)	2,035	1,328,825
3.40%, 12/15/27 (Call 09/15/27)	1,814	1,713,329
4.05%, 12/15/49 (Call 06/15/49)	2,522	1,964,294
5.70%, 12/01/33 (Call 09/01/33)	1,206	1,221,341
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (Call 12/15/29)(c)	1,120	1,106,325
5.44%, 04/03/34 (Call 01/03/34)(c)	4,035	3,965,637
5.78%, 04/03/54 (Call 10/03/53)(c)	640	629,638
Sonoco Products Co.
2.25%, 02/01/27 (Call 01/01/27)	2,660	2,457,665
2.85%, 02/01/32 (Call 11/01/31)(b)	2,528	2,111,338
3.13%, 05/01/30 (Call 02/01/30)	2,850	2,519,032
5.75%, 11/01/40 (Call 05/01/40)	135	133,234
WestRock MWV LLC
7.95%, 02/15/31	1,623	1,832,694
8.20%, 01/15/30	1,346	1,520,192
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	2,735	2,278,286
3.38%, 09/15/27 (Call 06/15/27)	1,691	1,594,664
3.90%, 06/01/28 (Call 03/01/28)(b)	2,826	2,680,699
4.00%, 03/15/28 (Call 12/15/27)	3,251	3,107,360
4.20%, 06/01/32 (Call 03/01/32)	2,016	1,869,898
4.65%, 03/15/26 (Call 01/15/26)	4,362	4,296,612
4.90%, 03/15/29 (Call 12/15/28)	3,754	3,709,393
		68,495,718
Pharmaceuticals — 1.4%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	9,462	8,989,047
3.20%, 05/14/26 (Call 02/14/26)	8,703	8,386,699
3.20%, 11/21/29 (Call 08/21/29)	20,139	18,346,121
4.05%, 11/21/39 (Call 05/21/39)	14,446	12,448,650
4.25%, 11/14/28 (Call 08/14/28)	6,421	6,244,497
4.25%, 11/21/49 (Call 05/21/49)	22,613	18,778,846
4.30%, 05/14/36 (Call 11/14/35)	5,210	4,769,864
4.40%, 11/06/42	10,297	9,026,111
4.45%, 05/14/46 (Call 11/14/45)	8,688	7,528,746
4.50%, 05/14/35 (Call 11/14/34)	9,921	9,300,361
4.55%, 03/15/35 (Call 09/15/34)	8,337	7,850,183
4.63%, 10/01/42 (Call 04/01/42)	1,973	1,774,650
4.70%, 05/14/45 (Call 11/14/44)	10,653	9,607,894
4.75%, 03/15/45 (Call 09/15/44)	4,604	4,186,767
4.80%, 03/15/27 (Call 02/15/27)	9,840	9,781,085
4.80%, 03/15/29 (Call 02/15/29)	10,170	10,065,613
4.85%, 06/15/44 (Call 12/15/43)	4,803	4,431,348
4.88%, 11/14/48 (Call 05/14/48)	7,660	7,023,159
4.95%, 03/15/31 (Call 01/15/31)	6,020	5,974,121
5.05%, 03/15/34 (Call 12/15/33)	12,835	12,692,162
5.35%, 03/15/44 (Call 09/15/43)	2,900	2,852,260
5.40%, 03/15/54 (Call 09/15/53)	5,730	5,648,662
5.50%, 03/15/64 (Call 09/15/63)	3,240	3,183,537
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	6,180	5,718,155
1.75%, 05/28/28 (Call 03/28/28)	6,494	5,735,810
2.25%, 05/28/31 (Call 02/28/31)	3,597	3,020,544
4.80%, 02/26/27 (Call 01/26/27)	4,675	4,648,086
4.85%, 02/26/29 (Call 01/26/29)	4,395	4,361,790
4.88%, 03/03/28 (Call 02/03/28)	5,295	5,269,863
4.88%, 03/03/33 (Call 12/03/32)	2,969	2,925,076
4.90%, 03/03/30 (Call 01/03/30)	3,520	3,510,678

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.90%, 02/26/31 (Call 12/26/30)	$4,085	$4,056,117
5.00%, 02/26/34 (Call 11/26/33)	4,075	4,025,002
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	5,785	5,336,072
1.38%, 08/06/30 (Call 05/06/30)	6,061	4,912,148
2.13%, 08/06/50 (Call 02/06/50)	3,629	2,031,037
3.00%, 05/28/51 (Call 11/28/50)	5,010	3,367,465
3.13%, 06/12/27 (Call 03/12/27)	5,466	5,177,342
3.38%, 11/16/25	9,956	9,701,110
4.00%, 01/17/29 (Call 10/17/28)	3,830	3,679,953
4.00%, 09/18/42	3,539	2,966,073
4.38%, 11/16/45	3,304	2,859,625
4.38%, 08/17/48 (Call 02/17/48)	3,682	3,169,384
6.45%, 09/15/37	11,507	12,739,497
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	5,235	4,246,936
2.82%, 05/20/30 (Call 02/20/30)	4,367	3,818,116
3.70%, 06/06/27 (Call 03/06/27)	9,208	8,813,746
3.79%, 05/20/50 (Call 11/20/49)	2,372	1,785,044
4.30%, 08/22/32 (Call 05/22/32)	2,815	2,618,188
4.67%, 06/06/47 (Call 12/06/46)	4,212	3,669,632
4.69%, 02/13/28 (Call 01/13/28)	4,125	4,047,908
4.69%, 12/15/44 (Call 06/15/44)	5,305	4,669,910
4.87%, 02/08/29 (Call 01/08/29)	845	833,773
5.11%, 02/08/34 (Call 11/08/33)	725	707,591
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	3,456	3,240,427
1.13%, 11/13/27 (Call 09/13/27)	3,521	3,091,866
1.45%, 11/13/30 (Call 08/13/30)	4,525	3,632,505
2.35%, 11/13/40 (Call 05/13/40)	1,959	1,293,263
2.55%, 11/13/50 (Call 05/13/50)	7,857	4,596,992
2.95%, 03/15/32 (Call 12/15/31)	5,395	4,627,861
3.20%, 06/15/26 (Call 04/15/26)	8,916	8,578,793
3.25%, 02/27/27	905	867,216
3.25%, 08/01/42	3,373	2,492,160
3.40%, 07/26/29 (Call 04/26/29)	8,647	8,007,853
3.45%, 11/15/27 (Call 08/15/27)	2,835	2,696,300
3.55%, 03/15/42 (Call 09/15/41)	3,495	2,715,608
3.70%, 03/15/52 (Call 09/15/51)	7,855	5,735,674
3.90%, 02/20/28 (Call 11/20/27)	9,378	9,026,483
3.90%, 03/15/62 (Call 09/15/61)	4,592	3,308,822
4.13%, 06/15/39 (Call 12/15/38)	10,211	8,815,468
4.25%, 10/26/49 (Call 04/26/49)	14,972	12,222,439
4.35%, 11/15/47 (Call 05/15/47)	5,529	4,601,447
4.50%, 03/01/44 (Call 09/01/43)	465	405,131
4.55%, 02/20/48 (Call 08/20/47)	6,171	5,290,166
4.63%, 05/15/44 (Call 11/15/43)	1,255	1,112,319
4.90%, 02/22/27 (Call 01/22/27)	2,105	2,097,807
4.90%, 02/22/29 (Call 01/22/29)	4,665	4,636,545
4.95%, 02/20/26	3,450	3,436,593
5.00%, 08/15/45 (Call 02/15/45)	2,300	2,131,533
5.10%, 02/22/31 (Call 12/22/30)	2,855	2,848,803
5.20%, 02/22/34 (Call 11/22/33)	11,530	11,451,062
5.50%, 02/22/44 (Call 08/22/43)	1,230	1,216,064
5.55%, 02/22/54 (Call 08/22/53)	7,205	7,099,216
5.65%, 02/22/64 (Call 08/22/63)	7,035	6,871,815
5.75%, 02/01/31 (Call 12/01/30)	3,975	4,111,626
5.90%, 11/15/33 (Call 08/15/33)	4,515	4,718,134
6.25%, 11/15/53 (Call 05/15/53)	3,295	3,549,188
6.40%, 11/15/63 (Call 05/15/63)	3,121	3,398,808
Security	Par (000)	Value

Pharmaceuticals (continued)
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	$3,375	$3,203,310
3.75%, 09/15/25 (Call 06/15/25)	3,117	3,048,541
4.37%, 06/15/47 (Call 12/15/46)	2,399	1,935,809
4.50%, 11/15/44 (Call 05/15/44)	1,575	1,314,883
4.60%, 03/15/43	1,725	1,474,266
4.90%, 09/15/45 (Call 03/15/45)	3,227	2,829,850
5.13%, 02/15/29 (Call 01/15/29)	3,375	3,350,282
5.45%, 02/15/34 (Call 11/15/33)	1,825	1,813,713
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	5,040	4,273,840
2.80%, 05/15/30 (Call 02/15/30)	1,757	1,537,049
3.45%, 12/15/27 (Call 09/15/27)	6,111	5,764,227
4.25%, 03/01/45 (Call 09/01/44)	2,920	2,463,552
4.30%, 12/15/47 (Call 06/15/47)	2,730	2,248,763
5.13%, 02/15/34 (Call 11/15/33)	655	640,404
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	2,061	1,917,988
2.38%, 03/15/31 (Call 12/15/30)	3,696	3,072,655
2.40%, 03/15/30 (Call 12/15/29)	6,897	5,919,111
3.05%, 10/15/27 (Call 07/15/27)	2,959	2,767,356
3.20%, 03/15/40 (Call 09/15/39)	3,125	2,308,237
3.40%, 03/01/27 (Call 12/01/26)	7,038	6,715,741
3.40%, 03/15/50 (Call 09/15/49)	6,402	4,355,353
3.40%, 03/15/51 (Call 09/15/50)	4,600	3,119,226
3.88%, 10/15/47 (Call 04/15/47)	6,896	5,216,884
4.13%, 11/15/25 (Call 09/15/25)	630	619,173
4.38%, 10/15/28 (Call 07/15/28)	13,973	13,501,630
4.50%, 02/25/26 (Call 11/27/25)	4,193	4,132,014
4.80%, 08/15/38 (Call 02/15/38)	10,229	9,343,927
4.80%, 07/15/46 (Call 01/16/46)	4,164	3,669,702
4.90%, 12/15/48 (Call 06/15/48)	11,183	9,824,699
5.00%, 05/15/29 (Call 04/15/29)	2,140	2,118,894
5.13%, 05/15/31 (Call 03/15/31)	2,170	2,146,453
5.25%, 02/15/34 (Call 11/15/33)	2,500	2,451,941
5.40%, 03/15/33 (Call 12/15/32)	3,985	3,978,415
5.60%, 02/15/54 (Call 08/15/53)	4,355	4,189,431
5.69%, 03/15/26 (Call 06/11/24)	2,765	2,765,084
6.13%, 11/15/41	2,603	2,715,794
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	10,741	9,468,420
1.75%, 08/21/30 (Call 05/21/30)	5,455	4,399,671
1.88%, 02/28/31 (Call 11/28/30)	5,900	4,694,117
2.13%, 09/15/31 (Call 06/15/31)	5,200	4,142,836
2.70%, 08/21/40 (Call 02/21/40)	5,684	3,766,221
2.88%, 06/01/26 (Call 03/01/26)	7,150	6,796,285
3.00%, 08/15/26 (Call 06/15/26)	4,640	4,404,392
3.25%, 08/15/29 (Call 05/15/29)	7,933	7,162,304
3.63%, 04/01/27 (Call 02/01/27)	4,503	4,302,829
3.75%, 04/01/30 (Call 01/01/30)	4,368	3,990,123
3.88%, 07/20/25 (Call 04/20/25)	11,938	11,715,162
4.13%, 04/01/40 (Call 10/01/39)	4,346	3,500,150
4.25%, 04/01/50 (Call 10/01/49)	2,893	2,194,664
4.30%, 03/25/28 (Call 12/25/27)	14,200	13,681,197
4.78%, 03/25/38 (Call 09/25/37)	20,420	18,162,467
4.88%, 07/20/35 (Call 01/20/35)	3,874	3,595,747
5.00%, 02/20/26 (Call 01/20/26)	5,846	5,792,178
5.00%, 01/30/29 (Call 12/30/28)	4,560	4,496,309
5.05%, 03/25/48 (Call 09/25/47)	31,549	27,189,185
5.13%, 02/21/30 (Call 12/21/29)	4,345	4,273,495
5.13%, 07/20/45 (Call 01/20/45)	12,999	11,470,569

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
5.25%, 01/30/31 (Call 11/30/30)	$3,760	$3,699,895
5.25%, 02/21/33 (Call 11/21/32)	6,721	6,529,570
5.30%, 06/01/33 (Call 03/01/33)	5,191	5,051,388
5.30%, 12/05/43 (Call 06/05/43)	3,222	2,932,924
5.40%, 06/01/29 (Call 05/01/29)	5,080	5,076,302
5.55%, 06/01/31 (Call 04/01/31)	5,030	5,017,294
5.63%, 02/21/53 (Call 08/21/52)	5,200	4,818,978
5.70%, 06/01/34 (Call 03/01/34)	5,000	4,976,103
5.88%, 06/01/53 (Call 12/01/52)	5,407	5,183,329
6.00%, 06/01/44 (Call 12/01/43)	5,080	4,998,496
6.00%, 06/01/63 (Call 12/01/62)	2,365	2,270,191
6.05%, 06/01/54 (Call 12/01/53)	5,000	4,900,931
6.13%, 09/15/39	1,683	1,682,427
6.25%, 06/01/27	2,110	2,162,528
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	6,552	3,774,781
2.50%, 09/15/60 (Call 03/15/60)	3,265	1,818,254
2.75%, 06/01/25 (Call 03/01/25)	4,025	3,929,978
3.10%, 05/15/27 (Call 02/15/27)	5,419	5,162,549
3.38%, 03/15/29 (Call 12/15/28)	6,305	5,921,160
3.70%, 03/01/45 (Call 09/01/44)	2,355	1,879,594
3.95%, 05/15/47 (Call 11/15/46)	1,958	1,622,626
3.95%, 03/15/49 (Call 09/15/48)	720	581,307
4.15%, 03/15/59 (Call 09/15/58)	1,371	1,111,783
4.50%, 02/09/27 (Call 01/09/27)	4,405	4,360,354
4.50%, 02/09/29 (Call 01/09/29)	4,025	3,966,794
4.70%, 02/27/33 (Call 11/27/32)	3,800	3,715,381
4.70%, 02/09/34 (Call 11/09/33)	6,215	6,038,753
4.88%, 02/27/53 (Call 08/27/52)	3,689	3,423,805
4.95%, 02/27/63 (Call 08/27/62)	2,855	2,632,783
5.00%, 02/27/26 (Call 06/11/24)	125	124,927
5.00%, 02/09/54 (Call 08/09/53)	4,605	4,367,387
5.10%, 02/09/64 (Call 08/09/63)	5,180	4,902,001
5.50%, 03/15/27	650	660,703
5.55%, 03/15/37	2,060	2,159,504
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	9,578	9,228,515
4.20%, 03/18/43	2,884	2,481,458
5.38%, 04/15/34(b)	3,236	3,359,242
6.38%, 05/15/38	9,663	10,660,849
GlaxoSmithKline Capital PLC, 3.38%,
06/01/29 (Call 03/01/29)	5,708	5,323,392
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	3,202	3,030,196
0.95%, 09/01/27 (Call 07/01/27)	4,176	3,701,320
1.30%, 09/01/30 (Call 06/01/30)	3,903	3,190,380
2.10%, 09/01/40 (Call 03/01/40)	4,266	2,828,543
2.25%, 09/01/50 (Call 03/01/50)	4,041	2,369,003
2.45%, 03/01/26 (Call 12/01/25)	5,060	4,847,927
2.45%, 09/01/60 (Call 03/01/60)	5,003	2,785,476
2.90%, 01/15/28 (Call 10/15/27)	8,221	7,736,233
2.95%, 03/03/27 (Call 12/03/26)	6,375	6,078,220
3.40%, 01/15/38 (Call 07/15/37)	4,515	3,762,844
3.50%, 01/15/48 (Call 07/15/47)	2,695	2,050,545
3.55%, 03/01/36 (Call 09/01/35)	4,511	3,906,888
3.63%, 03/03/37 (Call 09/03/36)	6,846	5,914,607
3.70%, 03/01/46 (Call 09/01/45)	7,889	6,288,845
3.75%, 03/03/47 (Call 09/03/46)	4,366	3,492,609
4.38%, 12/05/33 (Call 06/05/33)	4,143	4,029,033
4.50%, 09/01/40	1,587	1,484,635
4.50%, 12/05/43 (Call 06/05/43)	2,533	2,346,788
Security	Par (000)	Value

Pharmaceuticals (continued)
4.80%, 06/01/29 (Call 05/01/29)	$4,050	$4,060,347
4.85%, 05/15/41	1,277	1,241,350
4.90%, 06/01/31 (Call 04/01/31)	4,000	4,006,542
4.95%, 05/15/33(b)	1,574	1,600,981
4.95%, 06/01/34 (Call 03/01/34)(b)	4,050	4,054,468
5.25%, 06/01/54 (Call 12/01/53)	2,450	2,437,278
5.85%, 07/15/38	3,488	3,752,839
5.95%, 08/15/37	4,024	4,363,026
6.95%, 09/01/29	1,693	1,873,255
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	3,895	3,646,454
1.30%, 08/15/26 (Call 07/15/26)	3,622	3,328,419
3.95%, 02/16/28 (Call 11/16/27)	2,512	2,410,397
4.90%, 07/15/28 (Call 06/15/28)	1,466	1,456,586
5.10%, 07/15/33 (Call 04/15/33)	1,540	1,532,445
5.25%, 02/15/26 (Call 07/01/24)	1,390	1,383,368
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	6,136	6,034,565
4.60%, 06/01/44 (Call 12/01/43)	3,178	2,760,363
5.90%, 11/01/39	1,085	1,096,366
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	5,927	5,514,048
1.45%, 06/24/30 (Call 03/24/30)	3,289	2,687,408
1.70%, 06/10/27 (Call 05/10/27)	7,745	7,046,501
1.90%, 12/10/28 (Call 10/10/28)	6,149	5,425,857
2.15%, 12/10/31 (Call 09/10/31)	8,285	6,830,162
2.35%, 06/24/40 (Call 12/24/39)	5,181	3,512,160
2.45%, 06/24/50 (Call 12/24/49)	5,895	3,475,833
2.75%, 12/10/51 (Call 06/10/51)	5,700	3,541,673
2.90%, 12/10/61 (Call 06/10/61)	6,856	4,080,373
3.40%, 03/07/29 (Call 12/07/28)	8,451	7,927,254
3.60%, 09/15/42 (Call 03/15/42)	3,310	2,608,871
3.70%, 02/10/45 (Call 08/10/44)	8,494	6,637,216
3.90%, 03/07/39 (Call 09/07/38)	5,575	4,775,948
4.00%, 03/07/49 (Call 09/07/48)	7,123	5,711,607
4.05%, 05/17/28 (Call 04/17/28)	2,865	2,791,352
4.15%, 05/18/43	5,392	4,577,510
4.30%, 05/17/30 (Call 03/17/30)	4,314	4,174,297
4.50%, 05/17/33 (Call 02/17/33)	2,670	2,567,444
4.90%, 05/17/44 (Call 11/17/43)	3,060	2,854,864
5.00%, 05/17/53 (Call 11/17/52)	6,810	6,367,548
5.15%, 05/17/63 (Call 11/17/62)	1,835	1,733,238
6.50%, 12/01/33	2,468	2,728,660
6.55%, 09/15/37	1,440	1,614,183
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	1,375	1,457,409
5.95%, 12/01/28	4,088	4,262,671
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	3,825	3,667,881
5.20%, 04/15/48 (Call 10/15/47)	3,125	2,517,158
5.40%, 11/29/43 (Call 05/29/43)	2,119	1,831,636
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	7,501	6,970,916
2.20%, 08/14/30 (Call 05/14/30)	3,918	3,371,471
2.75%, 08/14/50 (Call 02/14/50)	5,038	3,241,124
3.00%, 11/20/25 (Call 08/20/25)	7,416	7,207,100
3.10%, 05/17/27 (Call 02/17/27)	3,699	3,531,534
3.70%, 09/21/42	2,510	2,052,962
4.00%, 11/20/45 (Call 05/20/45)	4,851	4,047,840
4.40%, 05/06/44	8,728	7,757,320

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	$4,576	$3,808,638
1.75%, 08/18/31 (Call 05/18/31)	5,195	4,184,190
2.55%, 05/28/40 (Call 11/28/39)	5,230	3,626,803
2.63%, 04/01/30 (Call 01/01/30)	6,483	5,699,771
2.70%, 05/28/50 (Call 11/28/49)(b)	4,070	2,597,764
2.75%, 06/03/26	6,068	5,806,771
3.00%, 12/15/26	8,110	7,737,207
3.45%, 03/15/29 (Call 12/15/28)	8,083	7,602,050
3.60%, 09/15/28 (Call 06/15/28)	3,453	3,295,356
3.90%, 03/15/39 (Call 09/15/38)	4,138	3,506,276
4.00%, 12/15/36	3,862	3,427,824
4.00%, 03/15/49 (Call 09/15/48)	6,367	5,105,326
4.10%, 09/15/38 (Call 03/15/38)	4,397	3,862,297
4.13%, 12/15/46	3,862	3,192,704
4.20%, 09/15/48 (Call 03/15/48)	4,660	3,856,327
4.30%, 06/15/43	3,078	2,644,699
4.40%, 05/15/44	4,254	3,776,809
5.60%, 09/15/40	3,159	3,206,413
7.20%, 03/15/39	10,723	12,616,718
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	12,960	12,785,033
4.45%, 05/19/28 (Call 04/19/28)	15,395	15,068,005
4.65%, 05/19/30 (Call 03/19/30)	5,920	5,788,072
4.75%, 05/19/33 (Call 02/19/33)	19,971	19,320,368
5.11%, 05/19/43 (Call 11/19/42)	5,385	5,113,323
5.30%, 05/19/53 (Call 11/19/52)	28,350	27,125,840
5.34%, 05/19/63 (Call 11/19/62)	8,454	7,940,975
Pharmacia LLC, 6.60%, 12/01/28	7,744	8,207,480
Sanofi SA, 3.63%, 06/19/28 (Call 03/19/28)	6,596	6,319,649
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26 (Call 06/23/26)	13,213	12,613,830
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	10,178	8,553,679
3.03%, 07/09/40 (Call 01/09/40)	6,311	4,613,173
3.18%, 07/09/50 (Call 01/09/50)	8,410	5,653,447
3.38%, 07/09/60 (Call 01/09/60)	3,636	2,339,191
5.00%, 11/26/28 (Call 08/26/28)	9,991	9,890,475
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	8,052	7,768,012
5.25%, 06/15/46 (Call 12/15/45)	4,292	3,516,928
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	4,017	3,847,499
2.30%, 06/22/27 (Call 04/22/27)	4,063	3,684,846
2.70%, 06/22/30 (Call 03/22/30)	5,715	4,808,712
3.85%, 06/22/40 (Call 12/22/39)	6,481	4,726,369
4.00%, 06/22/50 (Call 12/22/49)	8,251	5,571,027
Wyeth LLC
5.95%, 04/01/37	9,856	10,340,799
6.00%, 02/15/36	3,829	4,059,493
6.50%, 02/01/34	5,154	5,621,086
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	5,235	4,370,918
3.00%, 09/12/27 (Call 06/12/27)	5,321	4,971,986
3.00%, 05/15/50 (Call 11/15/49)	970	634,187
3.90%, 08/20/28 (Call 05/20/28)	2,899	2,760,032
3.95%, 09/12/47 (Call 03/12/47)	2,564	2,013,239
4.45%, 08/20/48 (Call 02/20/48)	2,064	1,754,999
4.50%, 11/13/25 (Call 08/13/25)	6,211	6,128,268
4.70%, 02/01/43 (Call 08/01/42)	5,305	4,734,424
5.40%, 11/14/25 (Call 10/14/25)	3,075	3,074,234
Security	Par (000)	Value

Pharmaceuticals (continued)
5.60%, 11/16/32 (Call 08/16/32)	$1,205	$1,230,460
		1,520,180,966
Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	1,892	1,645,781
3.60%, 09/01/32 (Call 06/01/32)	1,100	944,322
4.45%, 07/15/27 (Call 04/15/27)	1,317	1,280,354
4.80%, 05/03/29 (Call 02/03/29)	2,671	2,602,573
5.63%, 08/01/34 (Call 05/01/34)	2,125	2,080,112
5.95%, 06/01/26 (Call 03/01/26)	3,089	3,103,427
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	4,645	3,709,566
3.70%, 11/15/29 (Call 05/18/29)	5,400	4,963,193
5.13%, 06/30/27 (Call 01/01/27)	3,907	3,876,564
Cheniere Energy Inc.
4.63%, 10/15/28 (Call 06/11/24)	2,322	2,240,708
5.65%, 04/15/34 (Call 10/15/33)(c)	5,470	5,428,670
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	5,497	4,665,659
4.00%, 03/01/31 (Call 03/01/26)	3,949	3,567,382
4.50%, 10/01/29 (Call 10/01/24)	7,520	7,149,512
5.75%, 08/15/34 (Call 02/15/34)(c)	4,085	4,063,918
5.95%, 06/30/33 (Call 12/30/32)	3,921	3,960,028
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	6,210	6,128,095
5.80%, 06/01/45 (Call 12/01/44)	2,742	2,687,556
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	1,245	1,063,833
5.13%, 05/15/29 (Call 02/15/29)	1,835	1,810,356
5.38%, 07/15/25 (Call 04/15/25)	1,094	1,089,663
5.60%, 04/01/44 (Call 10/01/43)	845	811,176
5.63%, 07/15/27 (Call 04/15/27)	1,590	1,606,319
8.13%, 08/16/30	680	768,789
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)	2,534	2,249,068
4.60%, 12/15/44 (Call 06/15/44)	2,691	2,278,128
4.80%, 11/01/43 (Call 05/01/43)	2,108	1,842,488
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	2,300	2,189,006
5.88%, 10/15/25 (Call 07/15/25)	2,757	2,764,230
7.38%, 10/15/45 (Call 04/15/45)	3,074	3,524,140
Series B, 7.50%, 04/15/38	1,935	2,209,848
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	2,398	2,197,426
2.50%, 08/01/33 (Call 05/01/33)	4,665	3,679,889
3.13%, 11/15/29 (Call 08/15/29)	4,355	3,921,254
3.40%, 08/01/51 (Call 02/01/51)	2,690	1,817,879
3.70%, 07/15/27 (Call 04/15/27)	3,162	3,026,401
4.00%, 11/15/49 (Call 05/15/49)	1,808	1,363,908
4.25%, 12/01/26 (Call 09/01/26)	3,526	3,434,294
4.50%, 06/10/44 (Call 12/10/43)	1,583	1,313,436
5.25%, 04/05/27 (Call 03/05/27)	1,500	1,496,797
5.30%, 04/05/29 (Call 03/05/29)	845	843,902
5.50%, 12/01/46 (Call 06/01/46)	1,106	1,060,239
5.63%, 04/05/34 (Call 01/05/34)	4,335	4,308,150
5.70%, 03/08/33 (Call 12/08/32)	9,425	9,460,594
5.90%, 11/15/26 (Call 10/15/26)	2,960	2,992,065
5.95%, 04/05/54 (Call 10/05/53)	725	721,307
6.00%, 11/15/28 (Call 10/15/28)	2,190	2,248,404
6.20%, 11/15/30 (Call 09/15/30)	1,645	1,719,316
6.70%, 11/15/53 (Call 05/15/53)	3,150	3,449,946

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	$4,626	$4,231,336
3.90%, 07/15/26 (Call 04/15/26)	2,639	2,553,459
4.00%, 10/01/27 (Call 07/01/27)	4,846	4,640,824
4.15%, 09/15/29 (Call 06/15/29)	2,832	2,669,580
4.20%, 04/15/27 (Call 01/15/27)	2,477	2,398,102
4.40%, 03/15/27 (Call 12/15/26)	3,729	3,632,861
4.75%, 01/15/26 (Call 10/15/25)	5,127	5,064,396
4.90%, 03/15/35 (Call 09/15/34)	1,525	1,421,777
4.95%, 05/15/28 (Call 02/15/28)	2,483	2,441,157
4.95%, 06/15/28 (Call 03/15/28)	4,644	4,572,496
4.95%, 01/15/43 (Call 07/15/42)	1,975	1,690,500
5.00%, 05/15/44 (Call 11/15/43)	1,895	1,635,011
5.00%, 05/15/50 (Call 11/15/49)	8,749	7,426,245
5.15%, 02/01/43 (Call 08/01/42)	2,531	2,213,521
5.15%, 03/15/45 (Call 09/15/44)	2,077	1,828,730
5.25%, 04/15/29 (Call 01/15/29)	5,857	5,826,052
5.30%, 04/01/44 (Call 10/01/43)	3,389	3,035,942
5.30%, 04/15/47 (Call 10/15/46)	3,845	3,393,169
5.35%, 05/15/45 (Call 11/15/44)	4,398	3,940,046
5.40%, 10/01/47 (Call 04/01/47)	6,013	5,400,171
5.50%, 06/01/27 (Call 03/01/27)	3,898	3,904,860
5.55%, 02/15/28 (Call 01/15/28)	3,370	3,389,568
5.55%, 05/15/34 (Call 02/15/34)	5,455	5,373,789
5.75%, 02/15/33 (Call 11/15/32)	4,410	4,423,150
5.95%, 12/01/25 (Call 09/01/25)	2,383	2,391,923
5.95%, 10/01/43 (Call 04/01/43)	1,603	1,548,976
5.95%, 05/15/54 (Call 11/15/53)	5,234	5,047,407
6.00%, 06/15/48 (Call 12/15/47)	4,295	4,147,136
6.05%, 12/01/26 (Call 11/01/26)	4,920	4,988,828
6.05%, 06/01/41 (Call 12/01/40)	2,374	2,334,519
6.10%, 12/01/28 (Call 11/01/28)	1,785	1,834,483
6.10%, 02/15/42	1,745	1,715,563
6.13%, 12/15/45 (Call 06/15/45)	4,233	4,171,173
6.25%, 04/15/49 (Call 10/15/48)	7,339	7,312,851
6.40%, 12/01/30 (Call 10/01/30)	2,970	3,107,410
6.50%, 02/01/42 (Call 08/01/41)	2,387	2,477,511
6.55%, 12/01/33 (Call 09/01/33)	6,281	6,630,335
6.63%, 10/15/36	2,215	2,325,765
7.50%, 07/01/38	2,590	2,934,654
Series 20Y, 5.80%, 06/15/38
(Call 12/15/37)	1,814	1,763,630
EnLink Midstream LLC, 5.38%, 06/01/29
(Call 03/01/29)	140	136,452
EnLink Midstream Partners LP
4.85%, 07/15/26 (Call 04/15/26)	2,480	2,424,985
5.05%, 04/01/45 (Call 10/01/44)	580	474,331
5.45%, 06/01/47 (Call 12/01/46)	525	454,487
5.60%, 04/01/44 (Call 10/01/43)	980	861,760
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	4,571	4,064,288
3.13%, 07/31/29 (Call 04/30/29)	6,041	5,519,155
3.20%, 02/15/52 (Call 08/15/51)	5,005	3,323,486
3.30%, 02/15/53 (Call 08/15/52)	2,765	1,866,413
3.70%, 02/15/26 (Call 11/15/25)	5,637	5,495,628
3.70%, 01/31/51 (Call 07/31/50)	4,677	3,443,612
3.95%, 02/15/27 (Call 11/15/26)	4,574	4,447,162
3.95%, 01/31/60 (Call 07/31/59)	3,989	2,927,050
4.15%, 10/16/28 (Call 07/16/28)	6,056	5,848,930
4.20%, 01/31/50 (Call 07/31/49)	5,530	4,464,265
4.25%, 02/15/48 (Call 08/15/47)	5,335	4,371,414
Security	Par (000)	Value

Pipelines (continued)
4.45%, 02/15/43 (Call 08/15/42)	$4,911	$4,228,607
4.60%, 01/11/27 (Call 12/11/26)	2,730	2,700,823
4.80%, 02/01/49 (Call 08/01/48)	5,418	4,796,643
4.85%, 01/31/34 (Call 10/31/33)	2,180	2,110,066
4.85%, 08/15/42 (Call 02/15/42)	3,074	2,797,103
4.85%, 03/15/44 (Call 09/15/43)	5,427	4,906,530
4.90%, 05/15/46 (Call 11/15/45)	4,167	3,770,242
4.95%, 10/15/54 (Call 04/15/54)	1,997	1,781,086
5.05%, 01/10/26	4,812	4,799,406
5.10%, 02/15/45 (Call 08/15/44)	4,899	4,570,714
5.35%, 01/31/33 (Call 10/31/32)	4,317	4,334,025
5.38%, 02/15/78 (Call 02/15/28),
(3-mo. SOFR + 2.832%)(a)	3,205	2,987,782
5.70%, 02/15/42	1,767	1,774,095
5.95%, 02/01/41	3,139	3,229,487
6.13%, 10/15/39	2,392	2,500,206
6.45%, 09/01/40	2,380	2,565,922
7.55%, 04/15/38	2,649	3,119,244
Series D, 6.88%, 03/01/33	1,340	1,479,435
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3-mo. SOFR + 3.295%)(a)	4,246	4,071,534
Series H, 6.65%, 10/15/34	1,600	1,752,710
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	2,607	2,195,013
5.00%, 08/15/42 (Call 02/15/42)	3,130	2,739,988
5.00%, 03/01/43 (Call 09/01/42)	2,590	2,266,844
5.40%, 09/01/44 (Call 03/01/44)	2,440	2,236,719
5.50%, 03/01/44 (Call 09/01/43)	2,315	2,138,234
5.63%, 09/01/41	2,092	1,964,955
5.80%, 03/15/35	2,686	2,686,153
6.38%, 03/01/41	2,971	3,013,607
6.50%, 02/01/37	1,581	1,636,327
6.50%, 09/01/39	2,622	2,696,062
6.55%, 09/15/40	2,138	2,202,671
6.95%, 01/15/38	5,183	5,616,516
7.30%, 08/15/33	1,535	1,704,560
7.40%, 03/15/31	991	1,089,410
7.50%, 11/15/40	1,794	2,004,771
7.75%, 03/15/32	1,376	1,539,700
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	3,210	2,946,477
2.00%, 02/15/31 (Call 11/15/30)	2,340	1,906,526
3.25%, 08/01/50 (Call 02/01/50)	2,487	1,588,847
3.60%, 02/15/51 (Call 08/15/50)	2,260	1,547,001
4.30%, 06/01/25 (Call 03/01/25)	7,265	7,167,390
4.30%, 03/01/28 (Call 12/01/27)	6,001	5,821,028
4.80%, 02/01/33 (Call 11/01/32)	4,406	4,146,299
5.00%, 02/01/29 (Call 01/01/29)	4,075	4,015,147
5.05%, 02/15/46 (Call 08/15/45)	2,923	2,551,664
5.20%, 06/01/33 (Call 03/01/33)	3,775	3,645,266
5.20%, 03/01/48 (Call 09/01/47)	3,373	2,983,745
5.30%, 12/01/34 (Call 06/01/34)	3,808	3,685,860
5.40%, 02/01/34 (Call 11/01/33)	3,910	3,828,434
5.45%, 08/01/52 (Call 02/01/52)	3,530	3,237,648
5.55%, 06/01/45 (Call 12/01/44)	6,970	6,534,605
7.75%, 01/15/32	4,974	5,588,879
7.80%, 08/01/31	2,457	2,781,549
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	7,833	7,337,321
2.65%, 08/15/30 (Call 05/15/30)	5,988	5,117,033
4.00%, 03/15/28 (Call 12/15/27)	6,435	6,141,942

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.13%, 03/01/27 (Call 12/01/26)	$5,962	$5,777,043
4.25%, 12/01/27 (Call 09/01/27)	3,902	3,769,777
4.50%, 04/15/38 (Call 10/15/37)	8,315	7,230,199
4.70%, 04/15/48 (Call 10/15/47)	7,489	6,206,467
4.80%, 02/15/29 (Call 11/15/28)	3,680	3,602,129
4.88%, 06/01/25 (Call 03/01/25)	6,037	5,988,347
4.90%, 04/15/58 (Call 10/15/57)	1,421	1,167,962
4.95%, 09/01/32 (Call 06/01/32)	4,255	4,049,185
4.95%, 03/14/52 (Call 09/14/51)	5,880	5,005,838
5.00%, 03/01/33 (Call 12/01/32)	2,965	2,817,897
5.20%, 03/01/47 (Call 09/01/46)	3,948	3,544,808
5.20%, 12/01/47 (Call 06/01/47)	2,676	2,384,784
5.50%, 06/01/34 (Call 03/01/34)	3,120	3,051,998
5.50%, 02/15/49 (Call 08/15/48)	5,961	5,514,736
5.65%, 03/01/53 (Call 09/01/52)	1,370	1,293,701
Northwest Pipeline LLC, 4.00%, 04/01/27
(Call 01/01/27)	2,304	2,225,937
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	2,025	1,938,509
3.10%, 03/15/30 (Call 12/15/29)	2,543	2,254,701
3.25%, 06/01/30 (Call 03/01/30)	1,907	1,705,313
3.40%, 09/01/29 (Call 06/01/29)	3,303	3,011,290
3.95%, 03/01/50 (Call 09/01/49)	4,209	3,058,387
4.00%, 07/13/27 (Call 04/13/27)	2,846	2,738,041
4.20%, 10/03/47 (Call 04/03/47)	2,278	1,753,451
4.25%, 09/15/46 (Call 03/15/46)	1,998	1,555,775
4.35%, 03/15/29 (Call 12/15/28)	3,548	3,401,466
4.45%, 09/01/49 (Call 03/01/49)	2,798	2,207,830
4.50%, 03/15/50 (Call 09/15/49)	1,726	1,372,124
4.55%, 07/15/28 (Call 04/15/28)	4,251	4,125,938
4.85%, 02/01/49 (Call 08/01/48)	2,168	1,835,977
4.95%, 07/13/47 (Call 01/06/47)	3,185	2,722,431
5.00%, 03/01/26 (Call 12/01/25)	4,901	4,858,063
5.15%, 10/15/43 (Call 04/15/43)	2,476	2,223,274
5.20%, 07/15/48 (Call 01/15/48)	4,074	3,607,427
5.55%, 11/01/26 (Call 10/01/26)	4,255	4,264,971
5.65%, 11/01/28 (Call 10/01/28)	3,935	3,979,544
5.80%, 11/01/30 (Call 09/01/30)	2,960	3,014,530
5.85%, 01/15/26 (Call 12/15/25)	3,016	3,029,764
6.00%, 06/15/35	1,169	1,178,357
6.05%, 09/01/33 (Call 06/01/33)	4,625	4,736,610
6.10%, 11/15/32 (Call 08/15/32)	1,455	1,498,675
6.35%, 01/15/31 (Call 10/15/30)	2,660	2,777,176
6.63%, 09/01/53 (Call 03/01/53)	3,240	3,464,907
7.15%, 01/15/51 (Call 07/15/50)	1,580	1,741,278
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	2,810	2,818,586
6.20%, 09/15/43 (Call 03/15/43)	1,362	1,376,787
6.65%, 10/01/36	2,703	2,838,985
6.85%, 10/15/37	2,285	2,447,753
Plains All American Pipeline LP/PAA
Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	4,023	3,657,155
3.80%, 09/15/30 (Call 06/15/30)	2,794	2,543,906
4.30%, 01/31/43 (Call 07/31/42)	1,872	1,487,298
4.50%, 12/15/26 (Call 09/15/26)	4,640	4,534,855
4.65%, 10/15/25 (Call 07/15/25)	6,188	6,112,140
4.70%, 06/15/44 (Call 12/15/43)	2,950	2,445,290
4.90%, 02/15/45 (Call 08/15/44)	2,646	2,249,969
5.15%, 06/01/42 (Call 12/01/41)	2,714	2,397,798
6.65%, 01/15/37	2,977	3,131,312
Security	Par (000)	Value

Pipelines (continued)
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	$5,449	$5,250,318
4.50%, 05/15/30 (Call 11/15/29)	3,567	3,406,358
5.00%, 03/15/27 (Call 09/15/26)	8,308	8,237,364
5.88%, 06/30/26 (Call 12/31/25)	3,167	3,179,093
5.90%, 09/15/37 (Call 03/15/37)	3,630	3,709,528
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	2,693	2,570,519
4.50%, 03/15/45 (Call 09/15/44)	4,022	3,297,571
5.95%, 09/25/43 (Call 03/25/43)	1,791	1,772,564
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	3,615	3,245,395
4.95%, 04/15/52 (Call 10/15/51)	3,585	3,052,126
5.20%, 07/01/27 (Call 06/01/27)	4,075	4,059,941
6.13%, 03/15/33 (Call 12/15/32)	3,020	3,098,929
6.15%, 03/01/29 (Call 02/01/29)	1,845	1,902,188
6.25%, 07/01/52 (Call 01/01/52)	2,232	2,247,894
6.50%, 03/30/34 (Call 12/30/33)	3,290	3,472,933
6.50%, 02/15/53 (Call 08/15/52)	3,735	3,913,970
Targa Resources Partners LP/Targa
Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	3,845	3,433,888
4.88%, 02/01/31 (Call 02/01/26)	4,250	4,039,840
5.00%, 01/15/28 (Call 07/01/24)	3,260	3,181,703
5.50%, 03/01/30 (Call 03/01/25)	4,705	4,654,808
6.50%, 07/15/27 (Call 07/01/24)	4,920	4,952,517
6.88%, 01/15/29 (Call 07/01/24)	2,730	2,810,126
TC PipeLines LP, 3.90%, 05/25/27
(Call 02/25/27)	5,190	4,961,907
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	2,193	2,286,960
7.00%, 10/15/28	1,560	1,649,593
7.63%, 04/01/37	560	632,882
Texas Eastern Transmission LP, 7.00%,
07/15/32	1,222	1,330,893
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	3,644	3,025,420
4.10%, 04/15/30 (Call 01/15/30)	1,945	1,824,937
4.25%, 05/15/28 (Call 02/15/28)	7,499	7,218,279
4.63%, 03/01/34 (Call 12/01/33)	7,119	6,611,110
4.75%, 05/15/38 (Call 11/15/37)	2,305	2,089,394
4.88%, 01/15/26 (Call 10/15/25)	5,040	4,993,754
4.88%, 05/15/48 (Call 11/15/47)	4,445	3,876,522
5.00%, 10/16/43 (Call 04/16/43)	2,976	2,653,416
5.10%, 03/15/49 (Call 09/15/48)	4,476	4,045,846
5.60%, 03/31/34	1,701	1,686,554
5.85%, 03/15/36	2,543	2,555,450
6.10%, 06/01/40	3,241	3,286,004
6.20%, 03/09/26 (Call 06/17/24)	1,095	1,095,673
6.20%, 10/15/37	6,068	6,224,929
7.25%, 08/15/38	3,221	3,622,796
7.63%, 01/15/39	3,809	4,410,983
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	3,554	3,181,184
3.95%, 05/15/50 (Call 11/15/49)	2,594	1,960,460
4.00%, 03/15/28 (Call 12/15/27)	2,069	1,979,862
4.45%, 08/01/42 (Call 02/01/42)	1,963	1,701,902
4.60%, 03/15/48 (Call 09/15/47)	3,065	2,613,277
5.40%, 08/15/41 (Call 02/15/41)	2,067	2,001,909
7.85%, 02/01/26 (Call 11/01/25)	6,822	7,025,162

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	$4,125	$4,011,491
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	705	692,337
4.05%, 02/01/30 (Call 11/01/29)	3,990	3,702,378
4.50%, 03/01/28 (Call 12/01/27)	1,044	1,007,620
4.65%, 07/01/26 (Call 04/01/26)	960	939,762
4.75%, 08/15/28 (Call 05/15/28)	855	832,946
5.25%, 02/01/50 (Call 08/01/49)	3,200	2,786,296
5.30%, 03/01/48 (Call 09/01/47)	2,065	1,776,969
5.45%, 04/01/44 (Call 10/01/43)	1,145	1,028,444
5.50%, 08/15/48 (Call 02/15/48)	2,240	1,941,819
6.15%, 04/01/33 (Call 01/01/33)	2,925	2,973,601
6.35%, 01/15/29 (Call 12/15/28)	1,700	1,751,240
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	2,947	2,479,334
3.50%, 11/15/30 (Call 08/15/30)	3,254	2,931,255
3.50%, 10/15/51 (Call 04/15/51)	3,065	2,122,660
3.75%, 06/15/27 (Call 03/15/27)	6,809	6,506,608
4.00%, 09/15/25 (Call 06/15/25)	5,146	5,044,540
4.65%, 08/15/32 (Call 05/15/32)	4,335	4,108,548
4.85%, 03/01/48 (Call 09/01/47)	3,756	3,245,845
4.90%, 03/15/29 (Call 02/15/29)	3,870	3,803,872
4.90%, 01/15/45 (Call 07/15/44)	2,086	1,825,083
5.10%, 09/15/45 (Call 03/15/45)	3,088	2,799,108
5.15%, 03/15/34 (Call 12/15/33)	2,640	2,562,843
5.30%, 08/15/28 (Call 07/15/28)	5,185	5,186,176
5.30%, 08/15/52 (Call 02/15/52)	2,715	2,506,563
5.40%, 03/02/26	2,350	2,347,062
5.40%, 03/04/44 (Call 09/04/43)	2,566	2,414,943
5.65%, 03/15/33 (Call 12/15/32)	4,305	4,330,981
5.75%, 06/24/44 (Call 12/24/43)	2,471	2,415,841
5.80%, 11/15/43 (Call 05/15/43)	2,100	2,055,662
6.30%, 04/15/40	5,404	5,594,796
8.75%, 03/15/32	835	990,495
Series A, 7.50%, 01/15/31	1,290	1,419,502
		949,803,548
Private Equity — 0.0%
Brookfield Finance Inc., 5.97%, 03/04/54 (Call 09/04/53)(b)	1,205	1,204,555

Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)(b)	3,073	2,534,739
4.88%, 03/01/26 (Call 12/01/25)	3,409	3,365,582
5.50%, 04/01/29 (Call 03/01/29)	1,020	1,019,312
5.95%, 08/15/34 (Call 05/15/34)	2,225	2,243,436
Jones Lang LaSalle Inc., 6.88%, 12/01/28 (Call 11/01/28)	760	795,062
		9,958,131
Real Estate Investment Trusts — 1.0%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	2,250	1,971,104
2.60%, 06/15/33 (Call 03/15/33)	1,741	1,358,226
2.90%, 10/01/30 (Call 07/01/30)	1,304	1,115,555
4.80%, 10/01/32 (Call 07/01/32)	575	539,609
5.63%, 06/15/34 (Call 03/15/34)	350	344,401
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	3,870	2,901,020
2.00%, 05/18/32 (Call 02/18/32)	3,296	2,568,132
2.75%, 12/15/29 (Call 09/15/29)	1,791	1,566,475
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.95%, 03/15/34 (Call 12/15/33)	$2,730	$2,199,930
3.00%, 05/18/51 (Call 11/18/50)	3,910	2,361,075
3.38%, 08/15/31 (Call 05/15/31)	2,835	2,489,660
3.55%, 03/15/52 (Call 09/15/51)	4,500	3,024,352
3.80%, 04/15/26 (Call 02/15/26)	2,171	2,103,571
3.95%, 01/15/27 (Call 10/15/26)	1,072	1,031,807
3.95%, 01/15/28 (Call 10/15/27)	1,997	1,907,160
4.00%, 02/01/50 (Call 08/01/49)	3,117	2,299,165
4.30%, 01/15/26 (Call 10/15/25)	1,280	1,256,047
4.50%, 07/30/29 (Call 04/30/29)	1,481	1,421,427
4.70%, 07/01/30 (Call 04/01/30)	1,982	1,903,925
4.75%, 04/15/35 (Call 01/15/35)	2,020	1,874,197
4.85%, 04/15/49 (Call 10/15/48)	1,313	1,111,234
4.90%, 12/15/30 (Call 09/15/30)	3,015	2,936,635
5.15%, 04/15/53 (Call 10/15/52)	2,155	1,900,417
5.25%, 05/15/36 (Call 02/15/36)	1,140	1,093,581
5.63%, 05/15/54 (Call 11/15/53)	1,920	1,812,734
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	920	753,750
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	820	662,255
3.38%, 07/15/51 (Call 01/15/51)	2,150	1,389,200
3.63%, 04/15/32 (Call 01/15/32)	195	169,042
4.25%, 02/15/28 (Call 11/15/27)	3,140	2,998,005
4.30%, 04/15/52 (Call 10/15/51)	430	329,783
4.90%, 02/15/29 (Call 11/15/28)	1,921	1,866,650
5.50%, 02/01/34 (Call 11/01/33)	1,655	1,619,847
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	2,796	2,648,693
1.45%, 09/15/26 (Call 08/15/26)	2,762	2,525,379
1.50%, 01/31/28 (Call 11/30/27)	3,118	2,716,384
1.60%, 04/15/26 (Call 03/15/26)	3,506	3,265,322
1.88%, 10/15/30 (Call 07/15/30)	3,941	3,181,319
2.10%, 06/15/30 (Call 03/15/30)	2,247	1,867,747
2.30%, 09/15/31 (Call 06/15/31)	3,755	3,040,008
2.70%, 04/15/31 (Call 01/15/31)	3,467	2,915,817
2.75%,01/15/27 (Call 11/15/26)	3,453	3,237,713
2.90%, 01/15/30 (Call 10/15/29)	4,190	3,671,631
2.95%, 01/15/51 (Call 07/15/50)(b)	4,765	2,954,972
3.10%, 06/15/50 (Call 12/15/49)	4,910	3,147,694
3.13%, 01/15/27 (Call 10/15/26)	1,878	1,775,466
3.38%, 10/15/26 (Call 07/15/26)	4,782	4,562,744
3.55%, 07/15/27 (Call 04/15/27)	3,391	3,211,748
3.60%, 01/15/28 (Call 10/15/27)	3,341	3,140,779
3.65%, 03/15/27 (Call 02/15/27)	2,830	2,706,989
3.70%, 10/15/49 (Call 04/15/49)	2,271	1,640,377
3.80%, 08/15/29 (Call 05/15/29)	6,263	5,794,112
3.95%, 03/15/29 (Call 12/15/28)	3,633	3,407,013
4.00%, 06/01/25 (Call 03/01/25)	4,026	3,962,216
4.05%,03/15/32 (Call 12/15/31)	2,830	2,566,220
4.40%, 02/15/26 (Call 11/15/25)	2,704	2,654,547
5.20%, 02/15/29 (Call 01/15/29)	1,380	1,369,962
5.25%, 07/15/28 (Call 06/15/28)	2,680	2,670,706
5.45%, 02/15/34 (Call 11/15/33)	3,320	3,279,285
5.50%, 03/15/28 (Call 02/15/28)	2,780	2,791,181
5.55%, 07/15/33 (Call 04/15/33)	3,161	3,142,426
5.65%, 03/15/33 (Call 12/15/32)	4,035	4,043,455
5.80%, 11/15/28 (Call 10/15/28)	4,145	4,213,767
5.90%, 11/15/33 (Call 08/15/33)	3,375	3,449,034
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	1,945	1,699,523

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.05%, 01/15/32 (Call 10/15/31)	$2,965	$2,410,728
2.30%, 03/01/30 (Call 12/01/29)	3,518	3,017,905
2.45%, 01/15/31 (Call 10/17/30)	2,604	2,203,444
2.90%, 10/15/26 (Call 07/15/26)	1,692	1,601,165
2.95%, 05/11/26 (Call 02/11/26)	3,069	2,934,774
3.20%, 01/15/28 (Call 10/15/27)	2,363	2,212,157
3.30%, 06/01/29 (Call 03/01/29)	1,908	1,746,130
3.35%, 05/15/27 (Call 02/15/27)	1,427	1,357,765
3.45%, 06/01/25 (Call 03/03/25)	2,692	2,638,922
3.50%, 11/15/25 (Call 08/15/25)	1,880	1,834,229
3.90%, 10/15/46 (Call 04/15/46)	1,105	861,672
4.15%, 07/01/47 (Call 01/01/47)	980	790,054
4.35%, 04/15/48 (Call 10/18/47)	1,765	1,445,826
5.00%, 02/15/33 (Call 11/15/32)	1,330	1,290,798
5.30%, 12/07/33 (Call 09/07/33)	2,310	2,284,413
5.35%, 06/01/34 (Call 03/01/34)	705	699,565
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	5,740	4,241,465
2.55%, 04/01/32 (Call 01/01/32)	4,875	3,798,118
2.75%, 10/01/26 (Call 07/01/26)	4,861	4,528,975
2.90%, 03/15/30 (Call 12/15/29)	3,627	3,067,972
3.25%, 01/30/31 (Call 10/30/30)	5,301	4,467,011
3.40%, 06/21/29 (Call 03/21/29)	2,930	2,593,247
3.65%, 02/01/26 (Call 11/03/25)	5,083	4,895,146
4.50%, 12/01/28 (Call 09/01/28)	4,927	4,636,997
6.50%, 01/15/34 (Call 10/15/33)(b)	1,375	1,397,094
6.75%, 12/01/27 (Call 11/01/27)	1,645	1,690,137
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	948	840,764
2.50%, 08/16/31 (Call 05/16/31)	2,535	2,068,805
3.90%, 03/15/27 (Call 12/15/26)	1,166	1,113,821
4.05%, 07/01/30 (Call 04/01/30)	3,752	3,454,536
4.13%, 06/15/26 (Call 03/15/26)	2,513	2,439,622
4.13%, 05/15/29 (Call 02/15/29)	2,444	2,291,936
5.50%, 02/15/34 (Call 11/15/33)	1,190	1,161,861
5.75%, 02/15/35 (Call 11/15/34)	270	267,468
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	2,412	1,903,302
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	3,410	2,989,621
3.15%, 07/01/29 (Call 04/01/29)	2,802	2,532,773
3.35%, 11/01/49 (Call 05/01/49)	1,960	1,359,478
4.10%, 10/15/28 (Call 07/15/28)	1,767	1,693,373
4.90%, 01/15/34 (Call 10/15/33)	1,150	1,095,103
5.85%, 11/03/26 (Call 10/03/26)	1,380	1,396,157
COPT Defense Properties LP
2.00%, 01/15/29 (Call 11/15/28)	2,059	1,742,848
2.25%, 03/15/26 (Call 02/15/26)	1,350	1,270,932
2.75%, 04/15/31 (Call 01/15/31)	1,985	1,633,889
2.90%, 12/01/33 (Call 09/01/33)	1,970	1,536,964
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	5,130	4,676,334
1.35%, 07/15/25 (Call 06/15/25)	3,095	2,950,403
2.10%, 04/01/31 (Call 01/01/31)	5,170	4,160,256
2.25%, 01/15/31 (Call 10/15/30)	4,687	3,838,406
2.50%, 07/15/31 (Call 04/15/31)	1,315	1,080,223
2.90%, 03/15/27 (Call 02/15/27)	3,790	3,543,643
2.90%, 04/01/41 (Call 10/01/40)	4,615	3,190,786
3.10%, 11/15/29 (Call 08/15/29)	1,973	1,752,829
3.25%, 01/15/51 (Call 07/15/50)	3,395	2,239,619
3.30%, 07/01/30 (Call 04/01/30)	4,245	3,755,469
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.65%, 09/01/27 (Call 06/01/27)	$5,410	$5,130,884
3.70%, 06/15/26 (Call 03/15/26)	3,689	3,559,030
3.80%, 02/15/28 (Call 11/15/27)	5,121	4,833,403
4.00%, 03/01/27 (Call 12/01/26)	2,770	2,667,259
4.00%, 11/15/49 (Call 05/15/49)	1,603	1,214,513
4.15%, 07/01/50 (Call 01/01/50)	2,073	1,608,406
4.30%, 02/15/29 (Call 11/15/28)	3,610	3,435,620
4.45%, 02/15/26 (Call 11/15/25)	5,081	4,989,481
4.75%, 05/15/47 (Call 11/15/46)(b)	1,443	1,222,149
4.80%, 09/01/28 (Call 08/01/28)	3,375	3,294,643
5.00%, 01/11/28 (Call 12/11/27)	5,070	4,990,164
5.10%, 05/01/33 (Call 02/01/33)	2,905	2,789,396
5.20%, 02/15/49 (Call 08/15/48)(b)	1,968	1,781,293
5.60%, 06/01/29 (Call 05/01/29)	4,125	4,151,147
5.80%, 03/01/34 (Call 12/01/33)	5,240	5,275,597
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	1,825	1,455,753
2.25%, 12/15/28 (Call 10/15/28)	2,462	2,156,225
2.50%, 02/15/32 (Call 11/15/31)	2,655	2,149,107
3.00%, 02/15/30 (Call 11/15/29)	1,050	920,107
3.13%, 09/01/26 (Call 06/01/26)	3,202	3,038,740
4.00%, 11/15/25 (Call 08/15/25)	1,881	1,833,090
4.38%, 02/15/29 (Call 11/15/28)	1,826	1,739,852
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	4,774	4,395,502
3.70%, 08/15/27 (Call 05/15/27)	5,515	5,250,498
4.45%, 07/15/28 (Call 04/15/28)	2,665	2,574,794
5.55%, 01/15/28 (Call 12/15/27)	4,157	4,179,027
DOC DR LLC
2.63%, 11/01/31 (Call 08/01/31)	2,853	2,346,096
3.95%, 01/15/28 (Call 10/15/27)	2,363	2,254,180
4.30%, 03/15/27 (Call 12/15/26)	446	434,454
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	75	62,270
3.75%, 08/15/29 (Call 05/15/29)	1,500	1,332,358
4.50%, 06/01/27 (Call 03/01/27)	1,500	1,427,042
4.75%, 12/15/26 (Call 09/15/26)	1,500	1,448,389
4.95%, 04/15/28 (Call 01/15/28)	1,000	955,706
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34 (Call 03/15/34)	2,050	2,027,584
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	3,539	3,335,105
1.25%, 07/15/25 (Call 06/15/25)	3,370	3,210,560
1.45%, 05/15/26 (Call 04/15/26)	3,857	3,565,127
1.55%, 03/15/28 (Call 01/15/28)	2,528	2,201,396
1.80%, 07/15/27 (Call 05/15/27)	2,903	2,605,926
2.00%, 05/15/28 (Call 03/15/28)	2,273	1,998,055
2.15%, 07/15/30 (Call 04/15/30)	2,630	2,180,879
2.50%, 05/15/31 (Call 02/15/31)	1,255	1,041,421
2.90%, 11/18/26 (Call 09/18/26)	2,918	2,744,331
2.95%, 09/15/51 (Call 03/15/51)	2,895	1,781,549
3.00%, 07/15/50 (Call 01/15/50)	2,579	1,626,830
3.20%, 11/18/29 (Call 08/18/29)	6,427	5,756,766
3.40%, 02/15/52 (Call 08/15/51)	2,735	1,854,189
3.90%, 04/15/32 (Call 01/15/32)	2,650	2,389,037
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	1,055	847,951
2.50%, 02/15/30 (Call 11/15/29)	2,578	2,231,521
2.85%, 11/01/26 (Call 08/01/26)	1,546	1,461,479
3.00%, 07/01/29 (Call 04/01/29)	2,733	2,469,359
3.25%, 08/01/27 (Call 05/01/27)	1,649	1,554,082

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.38%, 06/01/25 (Call 03/01/25)	$1,318	$1,288,887
3.50%, 03/01/28 (Call 12/01/27)	2,928	2,763,649
4.00%, 08/01/47 (Call 02/01/47)(b)	1,281	983,219
4.15%, 12/01/28 (Call 09/01/28)	2,115	2,034,684
4.50%, 07/01/44 (Call 01/01/44)	1,720	1,446,422
4.50%, 06/01/45 (Call 12/01/44)	1,670	1,398,643
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	2,027	1,650,915
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	1,570	1,231,075
1.70%, 03/01/28 (Call 01/01/28)	1,290	1,126,099
2.55%, 06/15/31 (Call 03/15/31)	1,120	923,850
2.65%, 03/15/32 (Call 12/15/31)	3,303	2,697,795
2.65%, 09/01/50 (Call 03/01/50)(b)	1,200	674,698
3.00%, 01/15/30 (Call 10/15/29)	2,930	2,577,817
3.38%, 04/15/26 (Call 01/15/26)	2,094	2,017,023
3.63%, 05/01/27 (Call 02/01/27)	2,030	1,937,215
4.00%, 03/01/29 (Call 12/01/28)	2,056	1,930,299
4.50%, 03/15/48 (Call 09/15/47)	1,865	1,537,835
5.50%, 04/01/34 (Call 01/01/34)	1,690	1,661,565
Extra Space Storage LP
2.20%, 10/15/30 (Call 07/15/30)	1,851	1,514,026
2.35%, 03/15/32 (Call 12/15/31)	2,120	1,679,162
2.40%, 10/15/31 (Call 07/15/31)	3,130	2,550,497
2.55%, 06/01/31 (Call 03/01/31)	2,165	1,781,556
3.50%, 07/01/26 (Call 04/01/26)	1,879	1,802,855
3.88%, 12/15/27 (Call 09/15/27)	2,651	2,514,158
3.90%, 04/01/29 (Call 02/01/29)	740	693,580
4.00%, 06/15/29 (Call 03/15/29)	1,913	1,788,708
5.40%, 02/01/34 (Call 11/01/33)	1,560	1,516,285
5.50%, 07/01/30 (Call 05/01/30)	1,075	1,075,226
5.70%, 04/01/28 (Call 03/01/28)	1,645	1,662,469
5.90%, 01/15/31 (Call 11/15/30)	1,370	1,393,966
Federal Realty OP LP
1.25%, 02/15/26 (Call 01/15/26)	1,589	1,478,178
3.20%, 06/15/29 (Call 03/15/29)	1,793	1,616,698
3.25%, 07/15/27 (Call 04/15/27)	2,799	2,627,348
3.50%, 06/01/30 (Call 03/01/30)	521	469,567
4.50%, 12/01/44 (Call 06/01/44)	1,406	1,147,015
5.38%, 05/01/28 (Call 04/01/28)	1,725	1,719,687
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	4,120	3,421,674
4.00%, 01/15/30 (Call 10/15/29)	3,703	3,357,075
4.00%, 01/15/31 (Call 10/15/30)	3,232	2,873,757
5.25%, 06/01/25 (Call 03/01/25)	4,515	4,484,212
5.30%, 01/15/29 (Call 10/15/28)	3,560	3,487,913
5.38%, 04/15/26 (Call 01/15/26)	5,138	5,091,371
5.75%, 06/01/28 (Call 03/03/28)	2,649	2,642,426
6.75%, 12/01/33 (Call 09/01/33)	1,400	1,456,682
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	2,043	1,604,206
3.10%, 02/15/30 (Call 11/15/29)	1,990	1,728,646
3.50%, 08/01/26 (Call 05/01/26)	2,827	2,690,693
3.75%, 07/01/27 (Call 04/01/27)(b)	2,763	2,606,092
Healthpeak OP LLC
1.35%, 02/01/27 (Call 01/01/27)	2,285	2,064,235
2.13%, 12/01/28 (Call 10/01/28)	2,665	2,339,099
2.88%, 01/15/31 (Call 10/15/30)	2,298	1,970,134
3.00%, 01/15/30 (Call 10/15/29)	4,009	3,538,443
3.25%, 07/15/26 (Call 05/15/26)	2,732	2,608,719
3.50%, 07/15/29 (Call 04/15/29)	2,106	1,933,597
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 06/01/25 (Call 03/01/25)	$2,611	$2,565,577
5.25%, 12/15/32 (Call 09/15/32)	3,375	3,304,078
6.75%, 02/01/41 (Call 08/01/40)	1,538	1,679,654
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	841	669,262
3.05%, 02/15/30 (Call 11/15/29)	1,802	1,516,479
3.88%, 03/01/27 (Call 12/01/26)	1,470	1,388,956
4.13%, 03/15/28 (Call 12/15/27)	1,608	1,502,926
4.20%, 04/15/29 (Call 01/15/29)	1,610	1,471,007
7.65%, 02/01/34 (Call 11/01/33)	485	520,520
Host Hotels & Resorts LP
5.70%, 07/01/34 (Call 04/01/34)	1,400	1,372,147
Series E, 4.00%, 06/15/25 (Call 03/15/25)	3,084	3,026,451
Series F, 4.50%, 02/01/26 (Call 11/01/25)	1,366	1,337,521
Series H, 3.38%, 12/15/29 (Call 09/15/29)	3,249	2,886,270
Series I, 3.50%, 09/15/30 (Call 06/15/30)	760	670,356
Series J, 2.90%, 12/15/31 (Call 09/15/31)	1,735	1,439,880
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	1,303	1,022,324
2.30%, 11/15/28 (Call 09/15/28)	3,050	2,684,222
2.70%, 01/15/34 (Call 10/15/33)	2,375	1,868,094
4.15%, 04/15/32 (Call 01/15/32)	2,430	2,212,052
5.45%, 08/15/30 (Call 06/15/30)	1,895	1,887,917
5.50%, 08/15/33 (Call 05/15/33)	2,605	2,569,580
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	2,953	2,199,596
2.65%, 11/15/33 (Call 08/15/33)	3,165	2,313,416
3.05%, 02/15/30 (Call 11/15/29)	2,599	2,184,832
4.25%, 08/15/29 (Call 05/15/29)	1,833	1,653,183
4.38%, 10/01/25 (Call 07/01/25)	2,281	2,233,352
4.75%, 12/15/28 (Call 09/15/28)	2,579	2,434,175
6.25%, 01/15/36 (Call 10/15/35)	390	374,032
Kimco Realty OP LLC
1.90%, 03/01/28 (Call 01/01/28)	963	854,081
2.25%, 12/01/31 (Call 09/01/31)	1,166	927,498
2.70%, 10/01/30 (Call 07/01/30)	935	801,941
2.80%, 10/01/26 (Call 07/01/26)	2,605	2,459,958
3.20%, 04/01/32 (Call 01/01/32)	91	77,558
3.70%, 10/01/49 (Call 04/01/49)	817	581,687
3.80%, 04/01/27 (Call 01/01/27)	2,744	2,636,386
4.13%, 12/01/46 (Call 06/01/46)	901	681,810
4.25%, 04/01/45 (Call 10/01/44)	1,807	1,433,742
4.45%, 09/01/47 (Call 03/01/47)	2,185	1,724,087
4.60%, 02/01/33 (Call 11/01/32)	2,005	1,871,269
6.40%, 03/01/34 (Call 12/01/33)	2,022	2,131,230
Kite Realty Group LP
4.00%, 10/01/26 (Call 07/01/26)	2,107	2,028,582
5.50%, 03/01/34 (Call 12/01/33)	80	78,006
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	2,375	2,256,501
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	615	485,883
2.70%, 09/15/30 (Call 06/15/30)	818	681,798
6.75%, 11/15/28 (Call 10/15/28)	825	852,738
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	2,295	2,091,369
1.70%, 02/15/31 (Call 11/15/30)	2,791	2,217,954
2.75%, 03/15/30 (Call 12/15/29)	1,255	1,104,436
2.88%, 09/15/51 (Call 03/15/51)	1,280	789,028
3.60%, 06/01/27 (Call 03/01/27)	3,080	2,947,096
3.95%, 03/15/29 (Call 12/15/28)	2,420	2,304,979

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 11/15/25 (Call 08/15/25)	$3,842	$3,763,042
4.20%, 06/15/28 (Call 03/15/28)	1,773	1,712,982
5.00%, 03/15/34 (Call 12/15/33)	860	830,128
5.30%, 02/15/32 (Call 12/15/31)	1,125	1,115,242
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	2,478	2,015,731
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)	2,442	2,075,167
3.00%, 04/15/52 (Call 10/15/51)(b)	1,168	722,696
3.10%, 04/15/50 (Call 10/15/49)	2,117	1,335,699
3.50%, 10/15/27 (Call 07/15/27)	920	867,201
3.50%, 04/15/51 (Call 10/15/50)	2,457	1,707,452
3.60%, 12/15/26 (Call 09/15/26)	2,107	2,015,962
4.00%, 11/15/25 (Call 08/15/25)	2,613	2,555,980
4.30%, 10/15/28 (Call 07/15/28)	1,140	1,095,221
4.80%, 10/15/48 (Call 04/15/48)	825	696,410
5.50%, 06/15/34 (Call 03/15/34)	1,600	1,578,791
5.60%, 10/15/33 (Call 07/15/33)	2,035	2,024,382
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	3,723	2,982,495
3.38%, 02/01/31 (Call 11/01/30)	2,689	2,285,625
3.63%, 10/01/29 (Call 07/01/29)	2,727	2,425,695
4.50%, 04/01/27 (Call 01/01/27)	2,770	2,675,286
4.75%, 01/15/28 (Call 10/15/27)	2,632	2,531,924
5.25%, 01/15/26 (Call 10/15/25)	3,710	3,670,087
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (Call 08/15/31)	2,585	2,094,958
5.75%, 07/15/34 (Call 04/15/34)	1,200	1,187,002
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	755	545,613
3.15%, 08/15/30 (Call 05/15/30)	2,088	1,649,627
9.25%, 07/20/28 (Call 06/20/28)	650	694,407
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	3,178	2,516,897
1.63%, 03/15/31 (Call 12/15/30)	2,094	1,662,271
1.75%, 07/01/30 (Call 04/01/30)	2,092	1,714,790
1.75%, 02/01/31 (Call 11/01/30)	2,380	1,922,503
2.13%, 04/15/27 (Call 02/15/27)	2,466	2,270,909
2.13%, 10/15/50 (Call 04/15/50)	2,547	1,361,805
2.25%, 04/15/30 (Call 01/15/30)	3,702	3,157,241
2.25%, 01/15/32 (Call 10/15/31)	2,877	2,335,356
2.88%, 11/15/29 (Call 08/15/29)	2,170	1,943,001
3.00%, 04/15/50 (Call 10/15/49)	4,038	2,625,277
3.05%, 03/01/50 (Call 09/01/49)	2,461	1,608,780
3.25%, 06/30/26 (Call 03/30/26)	1,134	1,089,627
3.25%, 10/01/26 (Call 07/01/26)	1,780	1,701,129
3.38%, 12/15/27 (Call 09/15/27)	2,260	2,139,891
3.88%, 09/15/28 (Call 06/15/28)	2,232	2,129,698
4.00%, 09/15/28 (Call 06/15/28)	2,141	2,054,795
4.38%, 02/01/29 (Call 11/01/28)(b)	1,546	1,503,085
4.38%, 09/15/48 (Call 03/15/48)	974	811,063
4.63%, 01/15/33 (Call 10/15/32)	2,910	2,773,623
4.75%, 06/15/33 (Call 03/15/33)	2,048	1,964,635
4.88%, 06/15/28 (Call 05/15/28)	3,165	3,140,444
5.00%, 03/15/34 (Call 12/15/33)	2,200	2,144,311
5.13%, 01/15/34 (Call 10/15/33)	2,350	2,311,588
5.25%, 06/15/53 (Call 12/15/52)	3,140	2,960,816
5.25%, 03/15/54 (Call 09/15/53)	2,030	1,901,853
Public Storage Operating Co.
0.88%, 02/15/26 (Call 01/15/26)	3,193	2,968,053
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
1.50%, 11/09/26 (Call 10/09/26)	$4,012	$3,673,924
1.85%, 05/01/28 (Call 03/01/28)	3,190	2,821,722
1.95%, 11/09/28 (Call 09/09/28)	2,665	2,335,317
2.25%, 11/09/31 (Call 08/09/31)	2,980	2,436,996
2.30%, 05/01/31 (Call 02/01/31)	2,950	2,459,477
3.09%, 09/15/27 (Call 06/15/27)	2,600	2,441,206
3.39%, 05/01/29 (Call 02/01/29)	2,631	2,446,301
5.10%, 08/01/33 (Call 05/01/33)	700	690,113
5.13%, 01/15/29 (Call 12/15/28)	2,411	2,422,192
5.35%, 08/01/53 (Call 02/01/53)	2,709	2,611,238
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	2,512	2,073,320
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	1,883	1,732,954
1.80%, 03/15/33 (Call 12/15/32)	1,748	1,307,129
2.10%, 03/15/28 (Call 01/15/28)	1,666	1,484,793
2.20%, 06/15/28 (Call 04/15/28)	1,710	1,517,171
2.70%, 02/15/32 (Call 11/15/31)	885	733,210
2.85%, 12/15/32 (Call 09/15/32)	1,976	1,623,685
3.00%, 01/15/27 (Call 10/15/26)	2,819	2,661,680
3.10%, 12/15/29 (Call 09/15/29)	2,169	1,939,333
3.20%, 02/15/31 (Call 11/15/30)	840	733,202
3.25%, 06/15/29 (Call 03/15/29)	1,302	1,192,320
3.25%, 01/15/31 (Call 10/15/30)	5,139	4,534,252
3.40%, 01/15/28 (Call 11/15/27)	2,425	2,279,476
3.40%, 01/15/30 (Call 10/15/29)	2,360	2,135,895
3.65%, 01/15/28 (Call 10/15/27)	2,559	2,426,678
3.95%, 08/15/27 (Call 05/15/27)	3,606	3,472,648
4.00%, 07/15/29 (Call 04/15/29)	2,392	2,252,439
4.13%, 10/15/26 (Call 07/15/26)	2,891	2,815,514
4.63%, 11/01/25 (Call 09/01/25)	2,887	2,852,695
4.65%, 03/15/47 (Call 09/15/46)	3,154	2,724,064
4.70%, 12/15/28 (Call 11/15/28)	2,140	2,088,082
4.75%, 02/15/29 (Call 01/15/29)	1,935	1,892,622
4.85%, 03/15/30 (Call 01/15/30)	1,100	1,074,560
4.88%, 06/01/26 (Call 03/01/26)	3,209	3,178,712
4.90%, 07/15/33 (Call 04/15/33)	3,155	3,007,648
5.05%, 01/13/26 (Call 06/11/24)	1,520	1,509,902
5.13%, 02/15/34 (Call 11/15/33)	2,795	2,704,806
5.63%, 10/13/32 (Call 07/13/32)	2,870	2,898,393
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	1,900	1,695,605
3.60%, 02/01/27 (Call 11/01/26)	576	552,437
3.70%, 06/15/30 (Call 03/15/30)	923	842,502
4.13%, 03/15/28 (Call 12/15/27)	1,691	1,621,880
4.40%, 02/01/47 (Call 08/01/46)	1,833	1,490,892
4.65%, 03/15/49 (Call 09/15/48)	1,516	1,261,961
5.25%, 01/15/34 (Call 10/15/33)	610	593,057
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28 (Call 09/15/28)	115	118,218
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	2,268	1,843,054
2.15%, 09/01/31 (Call 06/01/31)	2,155	1,716,483
5.00%, 06/15/28 (Call 05/15/28)	1,370	1,350,387
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	4,187	3,446,722
3.90%, 10/15/29 (Call 07/15/29)	2,513	2,246,007
5.13%, 08/15/26 (Call 05/15/26)	3,716	3,646,199
Safehold GL Holdings LLC
2.80%, 06/15/31 (Call 03/15/31)	2,775	2,308,513
2.85%, 01/15/32 (Call 08/15/31)(b)	855	699,984
6.10%, 04/01/34 (Call 01/01/34)	625	618,527

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	$3,884	$3,521,989
1.75%, 02/01/28 (Call 11/01/27)	3,405	3,020,242
2.20%, 02/01/31 (Call 11/01/30)	3,354	2,759,166
2.25%, 01/15/32 (Call 10/15/31)	3,635	2,929,361
2.45%, 09/13/29 (Call 06/13/29)	6,208	5,411,014
2.65%, 07/15/30 (Call 04/15/30)	1,928	1,668,903
2.65%, 02/01/32 (Call 12/01/31)	2,485	2,063,920
3.25%, 11/30/26 (Call 08/30/26)	3,478	3,318,800
3.25%, 09/13/49 (Call 03/13/49)	5,453	3,663,071
3.30%, 01/15/26 (Call 10/15/25)	5,047	4,883,598
3.38%, 06/15/27 (Call 03/15/27)	2,502	2,380,339
3.38%, 12/01/27 (Call 09/01/27)	4,503	4,253,803
3.50%, 09/01/25 (Call 06/01/25)	5,611	5,479,869
3.80%, 07/15/50 (Call 01/15/50)	3,475	2,561,741
4.25%, 10/01/44 (Call 04/01/44)	1,690	1,371,312
4.25%, 11/30/46 (Call 05/30/46)	2,437	1,980,281
4.75%, 03/15/42 (Call 09/15/41)	2,416	2,133,309
5.50%, 03/08/33 (Call 12/08/32)	3,305	3,310,667
5.85%, 03/08/53 (Call 09/03/52)	2,815	2,794,355
6.25%, 01/15/34 (Call 10/15/33)	895	941,436
6.65%, 01/15/54 (Call 07/15/53)	1,234	1,359,761
6.75%, 02/01/40 (Call 11/01/39)	2,538	2,767,188
SITE Centers Corp.
4.25%, 02/01/26 (Call 11/01/25)	2,354	2,317,198
4.70%, 06/01/27 (Call 03/01/27)	2,399	2,375,075
Store Capital LLC
2.70%, 12/01/31 (Call 09/01/31)	2,340	1,870,976
2.75%, 11/18/30 (Call 08/18/30)	1,344	1,099,576
4.50%, 03/15/28 (Call 12/15/27)	1,822	1,724,613
4.63%, 03/15/29 (Call 12/15/28)	2,221	2,093,324
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	1,093	954,813
2.70%, 07/15/31 (Call 04/15/31)	3,332	2,735,448
4.20%, 04/15/32 (Call 01/15/32)	2,240	2,001,101
5.50%, 01/15/29 (Call 12/15/28)	1,485	1,477,001
5.70%, 01/15/33 (Call 10/15/32)	2,415	2,378,316
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	1,665	1,353,122
3.13%,09/01/26 (Call 06/01/26)	1,658	1,559,489
3.88%, 07/15/27 (Call 04/15/27)(b)	1,661	1,564,212
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	2,035	1,530,824
2.10%, 08/01/32 (Call 05/01/32)	1,485	1,147,336
2.10%, 06/15/33 (Call 03/15/33)	1,010	757,691
2.95%, 09/01/26 (Call 06/01/26)	1,525	1,440,471
3.00%, 08/15/31 (Call 05/15/31)	2,448	2,095,143
3.10%, 11/01/34 (Call 08/01/34)	1,218	975,805
3.20%, 01/15/30 (Call 10/15/29)	2,553	2,285,971
3.50%, 07/01/27 (Call 04/01/27)	1,368	1,289,359
3.50%, 01/15/28 (Call 10/15/27)	1,050	984,910
4.40%, 01/26/29 (Call 10/26/28)	2,050	1,965,281
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	2,460	2,008,058
3.00%, 01/15/30 (Call 10/15/29)	2,220	1,944,032
3.25%, 10/15/26 (Call 07/15/26)	1,364	1,289,112
3.85%, 04/01/27 (Call 01/01/27)	1,700	1,629,460
4.00%, 03/01/28 (Call 12/01/27)	1,518	1,443,231
4.13%, 01/15/26 (Call 10/15/25)	3,429	3,348,001
4.38%, 02/01/45 (Call 08/01/44)	808	641,282
4.40%, 01/15/29 (Call 10/15/28)	2,164	2,070,396
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.75%, 11/15/30 (Call 08/15/30)(b)	$1,115	$1,063,308
4.88%, 04/15/49 (Call 10/15/48)	1,507	1,280,380
5.63%, 07/01/34 (Call 04/01/34)	1,135	1,118,303
5.70%, 09/30/43 (Call 03/30/43)	1,590	1,515,964
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	6,155	5,982,349
4.95%, 02/15/30 (Call 12/15/29)	4,960	4,757,580
5.13%, 05/15/32 (Call 02/15/32)	6,520	6,178,284
5.63%, 05/15/52 (Call 11/15/51)	3,928	3,523,131
5.75%, 04/01/34 (Call 01/01/34)(b)	580	570,599
6.13%, 04/01/54 (Call 10/01/53)	2,080	1,996,419
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	2,303	1,998,712
2.70%, 02/15/27 (Call 12/15/26)	3,059	2,871,418
2.75%, 01/15/31 (Call 10/15/30)	1,661	1,420,707
2.75%, 01/15/32 (Call 10/15/31)	2,505	2,091,346
2.80%, 06/01/31 (Call 03/01/31)	4,000	3,397,874
3.10%, 01/15/30 (Call 10/15/29)	4,740	4,226,254
3.85%, 06/15/32 (Call 03/15/32)	1,770	1,589,199
4.00%, 06/01/25 (Call 03/01/25)	5,963	5,881,269
4.13%, 03/15/29 (Call 12/15/28)	2,871	2,725,955
4.25%, 04/01/26 (Call 01/01/26)	4,692	4,591,549
4.25%, 04/15/28 (Call 01/15/28)	3,663	3,524,881
4.95%, 09/01/48 (Call 03/01/48)	1,105	992,023
6.50%, 03/15/41 (Call 09/15/40)	2,467	2,658,003
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	800	683,735
4.00%, 11/15/29 (Call 08/15/29)	3,254	3,043,027
4.00%, 04/15/30 (Call 01/15/30)	3,900	3,627,845
4.00%, 03/09/52 (Call 09/09/51)	1,274	971,548
4.75%, 05/15/26	3,327	3,285,189
6.95%, 10/01/27	2,639	2,772,395
7.38%, 03/15/32	3,163	3,539,002
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	1,490	1,133,976
2.40%, 02/01/31 (Call 11/01/30)	2,143	1,777,926
2.45%, 02/01/32 (Call 11/01/31)	2,710	2,173,222
3.85%, 07/15/29 (Call 04/15/29)	2,461	2,281,862
4.25%, 10/01/26 (Call 07/01/26)	1,675	1,627,071
		1,038,962,973
Retail — 0.7%
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	1,177	1,015,561
2.40%, 08/01/31 (Call 05/01/31)	2,465	1,969,854
3.80%, 11/15/27 (Call 08/15/27)(b)	2,347	2,201,164
3.85%, 03/01/32 (Call 12/01/31)	2,750	2,421,561
4.50%, 10/01/25 (Call 07/01/25)	2,189	2,153,693
4.75%, 06/01/30 (Call 03/01/30)	3,043	2,899,194
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	881	702,368
3.13%, 04/21/26 (Call 01/21/26)	3,533	3,388,763
3.75%, 06/01/27 (Call 03/01/27)	2,679	2,572,081
3.75%, 04/18/29 (Call 01/18/29)	2,640	2,473,567
4.00%, 04/15/30 (Call 01/15/30)	3,355	3,143,643
4.50%, 02/01/28 (Call 01/01/28)	3,080	3,002,729
4.75%, 08/01/32 (Call 05/01/32)	3,620	3,459,775
4.75%, 02/01/33 (Call 11/01/32)	2,825	2,689,248
5.05%, 07/15/26	1,980	1,968,139
5.20%, 08/01/33 (Call 05/01/33)	1,205	1,186,429
6.25%, 11/01/28 (Call 10/01/28)	2,395	2,486,467
6.55%, 11/01/33 (Call 08/01/33)	1,735	1,864,060

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	$3,694	$3,041,710
4.45%, 10/01/28 (Call 07/01/28)	3,869	3,753,886
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	5,936	5,355,320
1.60%, 04/20/30 (Call 01/20/30)	7,159	5,969,626
1.75%, 04/20/32 (Call 01/20/32)	4,795	3,826,653
3.00%, 05/18/27 (Call 02/18/27)	5,812	5,547,516
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	3,949	3,782,117
4.55%, 02/15/48 (Call 08/15/47)	2,085	1,669,853
6.30%, 10/10/33 (Call 07/10/33)	940	966,241
Dick's Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)	3,080	2,594,667
4.10%, 01/15/52 (Call 07/15/51)	4,100	2,905,896
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	2,908	2,640,351
3.88%, 04/15/27 (Call 01/15/27)	3,696	3,558,436
4.13%, 05/01/28 (Call 02/01/28)	2,477	2,382,003
4.13%, 04/03/50 (Call 10/03/49)	3,170	2,401,621
4.15%, 11/01/25 (Call 08/01/25)	2,787	2,731,610
4.63%, 11/01/27 (Call 10/01/27)	3,142	3,070,763
5.00%, 11/01/32 (Call 08/01/32)(b)	4,125	4,010,912
5.20%, 07/05/28 (Call 06/05/28)	1,575	1,567,137
5.45%, 07/05/33 (Call 04/05/33)(b)	2,335	2,311,951
5.50%, 11/01/52 (Call 05/01/52)	1,171	1,082,780
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	4,015	3,314,723
3.38%, 12/01/51 (Call 06/01/51)	3,005	1,947,704
4.20%, 05/15/28 (Call 02/15/28)	6,218	5,958,023
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	3,290	2,654,862
2.75%, 02/01/32 (Call 11/01/31)	850	703,163
6.50%, 11/01/28 (Call 10/01/28)	1,825	1,908,555
6.88%, 11/01/33 (Call 08/01/33)	2,015	2,209,205
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	3,562	3,082,762
1.38%, 03/15/31 (Call 12/15/30)	7,570	5,986,023
1.50%, 09/15/28 (Call 07/15/28)	2,240	1,947,489
1.88%, 09/15/31 (Call 06/15/31)	3,080	2,490,336
2.13%, 09/15/26 (Call 06/15/26)	4,455	4,177,202
2.38%, 03/15/51 (Call 09/15/50)	5,575	3,171,254
2.50%, 04/15/27 (Call 02/15/27)	5,034	4,709,142
2.70%, 04/15/30 (Call 01/15/30)	7,071	6,239,873
2.75%, 09/15/51 (Call 03/15/51)	3,260	2,009,238
2.80%, 09/14/27 (Call 06/14/27)	4,374	4,090,203
2.88%, 04/15/27 (Call 03/15/27)	3,230	3,050,953
2.95%, 06/15/29 (Call 03/15/29)	4,236	3,859,851
3.00%, 04/01/26 (Call 01/01/26)	5,942	5,727,066
3.13%, 12/15/49 (Call 06/15/49)	5,874	3,966,880
3.25%, 04/15/32 (Call 01/15/32)	6,405	5,641,252
3.30%, 04/15/40 (Call 10/15/39)	4,707	3,652,236
3.35%, 09/15/25 (Call 06/15/25)	3,135	3,062,958
3.35%, 04/15/50 (Call 10/15/49)	5,946	4,183,503
3.50%, 09/15/56 (Call 03/15/56)	3,565	2,504,623
3.63%, 04/15/52 (Call 10/15/51)	6,495	4,763,710
3.90%, 12/06/28 (Call 09/06/28)	5,408	5,201,517
3.90%, 06/15/47 (Call 12/15/46)	5,281	4,149,075
4.00%, 09/15/25 (Call 08/15/25)	1,905	1,875,693
4.20%, 04/01/43 (Call 10/01/42)	4,704	3,977,656
4.25%, 04/01/46 (Call 10/01/45)	6,830	5,720,911
Security	Par (000)	Value

Retail (continued)
4.40%, 03/15/45 (Call 09/15/44)	$3,527	$3,031,949
4.50%, 09/15/32 (Call 06/15/32)	2,380	2,302,473
4.50%, 12/06/48 (Call 06/06/48)	6,703	5,755,909
4.88%, 02/15/44 (Call 08/15/43)	5,045	4,643,034
4.90%, 04/15/29 (Call 03/15/29)	2,890	2,884,097
4.95%, 09/30/26 (Call 08/30/26)	2,380	2,375,306
4.95%, 09/15/52 (Call 03/15/52)	2,260	2,073,065
5.40%, 09/15/40 (Call 03/15/40)	2,603	2,600,117
5.88%, 12/16/36	12,835	13,509,423
5.95%, 04/01/41 (Call 10/01/40)	4,505	4,752,576
Lowe's Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	5,892	5,114,053
1.70%, 09/15/28 (Call 07/15/28)	5,273	4,585,752
1.70%, 10/15/30 (Call 07/15/30)	4,933	3,996,124
2.50%, 04/15/26 (Call 01/15/26)	4,237	4,031,154
2.63%, 04/01/31 (Call 01/01/31)	6,657	5,657,895
2.80%, 09/15/41 (Call 03/15/41)	4,611	3,174,560
3.00%, 10/15/50 (Call 04/15/50)	6,703	4,182,566
3.10%, 05/03/27 (Call 02/03/27)	5,601	5,307,785
3.35%, 04/01/27 (Call 03/01/27)	2,923	2,786,845
3.38%, 09/15/25 (Call 06/15/25)	4,982	4,856,816
3.50%, 04/01/51 (Call 10/01/50)	3,752	2,570,312
3.65%, 04/05/29 (Call 01/05/29)	5,843	5,475,955
3.70%, 04/15/46 (Call 10/15/45)	5,176	3,818,018
3.75%, 04/01/32 (Call 01/01/32)	5,980	5,406,371
4.05%, 05/03/47 (Call 11/03/46)	6,464	5,003,040
4.25%, 04/01/52 (Call 10/01/51)	5,960	4,678,155
4.38%, 09/15/45 (Call 03/15/45)	2,515	2,070,346
4.40%, 09/08/25	2,745	2,710,760
4.45%, 04/01/62 (Call 10/01/61)	3,810	2,951,016
4.50%, 04/15/30 (Call 01/15/30)	5,529	5,349,016
4.55%, 04/05/49 (Call 10/05/48)	2,113	1,750,550
4.65%, 04/15/42 (Call 10/15/41)	2,460	2,156,423
4.80%, 04/01/26 (Call 03/01/26)	3,345	3,316,539
5.00%, 04/15/33 (Call 01/15/33)	3,840	3,765,338
5.00%, 04/15/40 (Call 10/15/39)	2,471	2,292,035
5.13%, 04/15/50 (Call 10/15/49)	1,830	1,648,146
5.15%, 07/01/33 (Call 04/01/33)(b)	3,895	3,860,266
5.50%, 10/15/35	603	612,849
5.63%, 04/15/53 (Call 10/15/52)	5,805	5,613,676
5.75%, 07/01/53 (Call 01/01/53)	1,295	1,276,321
5.80%, 09/15/62 (Call 03/15/62)	3,735	3,625,312
5.85%, 04/01/63 (Call 10/01/62)	3,425	3,349,516
6.50%, 03/15/29	3,245	3,455,111
McDonald's Corp.
1.45%, 09/01/25 (Call 08/01/25)	2,160	2,058,098
2.13%, 03/01/30 (Call 12/01/29)	3,820	3,252,090
2.63%, 09/01/29 (Call 06/01/29)	5,193	4,623,975
3.30%, 07/01/25 (Call 06/01/25)	4,711	4,608,346
3.50%, 03/01/27 (Call 12/01/26)	4,579	4,397,044
3.50%, 07/01/27 (Call 05/01/27)	4,758	4,538,680
3.60%, 07/01/30 (Call 04/01/30)	4,175	3,843,795
3.63%, 05/01/43	2,141	1,643,646
3.63%, 09/01/49 (Call 03/01/49)	7,407	5,385,613
3.70%, 01/30/26 (Call 10/30/25)	6,235	6,081,638
3.70%, 02/15/42	2,706	2,124,488
3.80%, 04/01/28 (Call 01/01/28)	6,296	6,024,855
4.20%, 04/01/50 (Call 10/01/49)	2,926	2,342,113
4.45%, 03/01/47 (Call 09/01/46)	3,950	3,321,027
4.45%, 09/01/48 (Call 03/01/48)	3,660	3,079,431
4.60%, 09/09/32 (Call 06/09/32)	525	505,067

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.60%, 05/26/45 (Call 11/26/44)	$2,499	$2,170,918
4.70%, 12/09/35 (Call 06/09/35)	3,976	3,748,680
4.80%, 08/14/28 (Call 07/14/28)	1,970	1,950,083
4.88%, 07/15/40	1,017	942,092
4.88%, 12/09/45 (Call 06/09/45)	6,740	6,072,241
4.95%, 08/14/33 (Call 05/14/33)	2,985	2,925,181
5.00%, 05/17/29 (Call 04/17/29)	1,410	1,406,678
5.15%, 09/09/52 (Call 03/09/52)	1,935	1,792,819
5.20%, 05/17/34 (Call 02/17/34)(b)	1,400	1,390,153
5.45%, 08/14/53 (Call 02/14/53)(b)	3,455	3,346,778
5.70%, 02/01/39	2,094	2,133,371
6.30%, 10/15/37	4,103	4,381,459
6.30%, 03/01/38	3,463	3,703,706
O'Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	1,425	1,142,171
3.55%, 03/15/26 (Call 12/15/25)	3,288	3,185,808
3.60%, 09/01/27 (Call 06/01/27)	3,551	3,377,631
3.90%, 06/01/29 (Call 03/01/29)	2,647	2,498,511
4.20%, 04/01/30 (Call 01/01/30)	3,381	3,203,169
4.35%, 06/01/28 (Call 03/01/28)	1,950	1,893,870
4.70%, 06/15/32 (Call 03/15/32)	4,220	4,043,726
5.75%, 11/20/26 (Call 10/20/26)	1,950	1,970,876
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	3,930	3,620,467
1.88%, 04/15/31 (Call 01/15/31)	1,965	1,595,105
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	3,566	3,278,517
2.25%, 03/12/30 (Call 12/12/29)	3,900	3,338,879
2.45%, 06/15/26 (Call 03/15/26)	2,176	2,060,746
2.55%, 11/15/30 (Call 08/15/30)	5,231	4,477,488
3.00%, 02/14/32 (Call 11/14/31)	4,895	4,214,046
3.35%, 03/12/50 (Call 09/12/49)	2,883	1,960,352
3.50%, 03/01/28 (Call 12/01/27)	2,746	2,597,781
3.50%, 11/15/50 (Call 05/15/50)	4,295	3,019,631
3.55%, 08/15/29 (Call 05/15/29)	4,070	3,797,429
3.75%, 12/01/47 (Call 06/01/47)	1,789	1,333,106
3.80%, 08/15/25 (Call 06/15/25)	4,556	4,470,387
4.00%, 11/15/28 (Call 08/15/28)	3,770	3,614,014
4.30%, 06/15/45 (Call 12/15/44)	2,976	2,461,089
4.45%,08/15/49 (Call 02/15/49)	2,689	2,215,597
4.50%, 11/15/48 (Call 05/15/48)	5,545	4,615,623
4.75%, 02/15/26 (Call 01/15/26)	3,125	3,098,522
4.80%, 02/15/33 (Call 11/15/32)(b)	2,475	2,401,672
4.85%, 02/08/27 (Call 01/08/27)	2,565	2,548,082
4.90%, 02/15/31 (Call 12/15/30)	1,455	1,433,474
5.00%, 02/15/34 (Call 11/15/33)	1,325	1,287,459
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	4,737	4,406,602
2.35%, 02/15/30 (Call 11/15/29)	3,866	3,368,541
2.50%, 04/15/26	5,336	5,102,308
2.65%, 09/15/30 (Call 06/15/30)	2,614	2,298,836
2.95%, 01/15/52 (Call 07/15/51)	4,980	3,211,378
3.38%, 04/15/29 (Call 01/15/29)	4,693	4,393,580
3.63%, 04/15/46	3,888	2,969,962
3.90%, 11/15/47 (Call 05/15/47)	3,227	2,555,103
4.00%, 07/01/42	2,656	2,242,660
4.40%, 01/15/33 (Call 10/15/32)	2,275	2,185,628
4.50%, 09/15/32 (Call 06/15/32)	4,425	4,247,856
4.80%, 01/15/53 (Call 07/15/52)(b)	5,276	4,795,017
6.35%, 11/01/32	581	631,293
6.50%, 10/15/37	1,538	1,702,439
Security	Par (000)	Value

Retail (continued)
7.00%, 01/15/38	$1,339	$1,559,929
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	1,156	1,002,802
1.60%, 05/15/31 (Call 02/15/31)	385	308,297
2.25%, 09/15/26 (Call 06/15/26)	6,435	6,052,466
3.88%, 04/15/30 (Call 01/15/30)	3,480	3,281,778
4.50%, 04/15/50 (Call 10/15/49)	2,915	2,562,751
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	3,105	2,500,208
5.25%, 05/15/33 (Call 02/15/33)	1,030	1,019,365
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	1,182	1,053,931
2.50%, 09/22/41 (Call 03/22/41)	6,166	4,264,552
2.65%, 09/22/51 (Call 03/22/51)	7,455	4,665,596
2.95%, 09/24/49 (Call 03/24/49)	2,068	1,404,233
3.05%, 07/08/26 (Call 05/08/26)	1,280	1,232,842
3.25%, 07/08/29 (Call 04/08/29)	2,833	2,644,930
3.55%, 06/26/25 (Call 04/26/25)	1,260	1,238,280
3.63%, 12/15/47 (Call 06/15/47)	955	751,644
3.70%, 06/26/28 (Call 03/26/28)	4,757	4,592,599
3.90%, 04/15/28 (Call 03/15/28)	3,550	3,445,320
3.95%, 06/28/38 (Call 12/28/37)	1,880	1,678,213
4.00%, 04/15/26 (Call 03/15/26)	2,365	2,326,919
4.00%, 04/15/30 (Call 02/15/30)	3,124	3,015,661
4.00%, 04/11/43 (Call 10/11/42)	245	207,625
4.05%, 06/29/48 (Call 12/29/47)	3,835	3,182,295
4.10%, 04/15/33 (Call 01/15/33)(b)	4,025	3,811,558
4.15%, 09/09/32 (Call 06/09/32)	4,340	4,166,301
4.30%, 04/22/44 (Call 10/22/43)	110	97,500
4.50%, 09/09/52 (Call 03/09/52)	3,110	2,747,600
4.50%, 04/15/53 (Call 10/15/52)	8,965	7,906,592
5.00%, 10/25/40	555	547,937
5.25%, 09/01/35	2,340	2,401,991
5.63%, 04/01/40	1,466	1,535,503
5.63%, 04/15/41	85	89,276
5.88%, 04/05/27	330	341,112
6.20%, 04/15/38	1,554	1,720,744
6.50%, 08/15/37	5,745	6,512,184
7.55%, 02/15/30	2,805	3,214,217
		700,828,803
Semiconductors — 0.6%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)	3,375	3,121,712
4.39%, 06/01/52 (Call 12/01/51)	2,675	2,269,254
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	3,804	3,329,482
2.10%, 10/01/31 (Call 07/01/31)	3,305	2,717,633
2.80%, 10/01/41 (Call 04/01/41)	3,525	2,485,597
2.95%, 10/01/51 (Call 04/01/51)	4,090	2,663,175
3.45%, 06/15/27 (Call 03/15/27)	3,537	3,381,232
3.50%, 12/05/26 (Call 09/05/26)	6,183	5,958,434
5.05%, 04/01/34 (Call 01/01/34)	2,045	2,030,391
5.30%, 12/15/45 (Call 06/15/45)	300	290,771
5.30%, 04/01/54 (Call 10/01/53)	1,925	1,872,313
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	5,535	4,623,302
2.75%, 06/01/50 (Call 12/01/49)	3,551	2,315,533
3.30%, 04/01/27 (Call 01/01/27)	6,535	6,267,098
3.90%, 10/01/25 (Call 07/01/25)	4,361	4,290,100
4.35%, 04/01/47 (Call 10/01/46)	4,387	3,834,243
5.10%, 10/01/35 (Call 04/01/35)	2,604	2,623,941

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
5.85%, 06/15/41	$2,729	$2,878,513
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	4,659	4,383,271
3.88%, 01/15/27 (Call 10/15/26)	14,702	14,190,462
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(c)	850	756,250
2.45%, 02/15/31 (Call 11/15/30)(c)	10,980	9,169,158
2.60%, 02/15/33 (Call 11/15/32)(c)	5,985	4,792,458
3.14%, 11/15/35 (Call 08/15/35)(c)	6,935	5,506,326
3.15%, 11/15/25 (Call 10/15/25)	4,707	4,552,205
3.19%, 11/15/36 (Call 08/15/36)(c)	3,670	2,877,280
3.42%, 04/15/33 (Call 01/15/33)(c)	13,071	11,167,351
3.46%, 09/15/26 (Call 07/15/26)	1,835	1,761,745
3.47%, 04/15/34 (Call 01/15/34)(c)	13,710	11,562,703
3.50%, 02/15/41 (Call 08/15/40)(c)	11,833	9,009,469
3.75%, 02/15/51 (Call 08/15/50)(c)	6,956	5,116,400
4.00%, 04/15/29 (Call 02/15/29)(c)	5,200	4,917,636
4.11%, 09/15/28 (Call 06/15/28)	760	728,263
4.15%, 11/15/30 (Call 08/15/30)	5,545	5,197,412
4.15%, 04/15/32 (Call 01/15/32)(c)	5,015	4,584,239
4.30%, 11/15/32 (Call 08/15/32)	8,014	7,417,325
4.75%, 04/15/29 (Call 01/15/29)	1,645	1,614,936
4.93%, 05/15/37 (Call 02/15/37)(c)	19,820	18,442,835
5.00%, 04/15/30 (Call 01/15/30)	940	934,557
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	4,793	4,171,798
2.00%, 08/12/31 (Call 05/12/31)	6,055	4,892,986
2.45%, 11/15/29 (Call 08/15/29)	8,297	7,243,821
2.60%, 05/19/26 (Call 02/19/26)	4,931	4,694,318
2.80%, 08/12/41 (Call 02/12/41)	3,640	2,515,496
3.05%, 08/12/51 (Call 02/12/51)	3,670	2,313,719
3.10%, 02/15/60 (Call 08/15/59)	5,165	3,110,813
3.15%, 05/11/27 (Call 02/11/27)	4,348	4,123,754
3.20%, 08/12/61 (Call 02/12/61)	3,130	1,912,399
3.25%, 11/15/49 (Call 05/15/49)	11,123	7,395,141
3.70%, 07/29/25 (Call 04/29/25)	8,704	8,539,522
3.73%, 12/08/47 (Call 06/08/47)	8,335	6,151,270
3.75%, 03/25/27 (Call 01/25/27)	5,200	5,017,212
3.75%, 08/05/27 (Call 07/05/27)	4,455	4,282,736
3.90%, 03/25/30 (Call 12/25/29)	6,764	6,318,483
4.00%, 08/05/29 (Call 06/05/29)	4,530	4,310,748
4.00%, 12/15/32	4,046	3,695,202
4.10%, 05/19/46 (Call 11/19/45)	5,282	4,245,232
4.10%, 05/11/47 (Call 11/11/46)	6,358	5,070,902
4.15%, 08/05/32 (Call 05/05/32)	3,605	3,345,840
4.25%, 12/15/42(b)	5,077	4,214,584
4.60%, 03/25/40 (Call 09/25/39)	4,649	4,192,521
4.75%, 03/25/50 (Call 09/25/49)	7,499	6,432,709
4.80%, 10/01/41	2,375	2,152,968
4.88%, 02/10/26	7,600	7,553,021
4.88%, 02/10/28 (Call 01/10/28)	6,551	6,504,794
4.90%, 07/29/45 (Call 01/29/45)	3,206	2,943,138
4.90%, 08/05/52 (Call 02/05/52)	4,170	3,668,023
4.95%, 03/25/60 (Call 09/25/59)(b)	4,109	3,584,331
5.00%, 02/21/31 (Call 12/21/30)	3,380	3,337,108
5.05%, 08/05/62 (Call 02/05/62)	3,706	3,266,192
5.13%, 02/10/30 (Call 12/10/29)	5,475	5,467,070
5.15%, 02/21/34 (Call 11/21/33)	2,125	2,081,261
5.20%, 02/10/33 (Call 11/10/32)(b)	8,745	8,669,473
5.60%, 02/21/54 (Call 08/21/53)	1,370	1,322,476
Security	Par (000)	Value

Semiconductors (continued)
5.63%, 02/10/43 (Call 08/10/42)	$4,300	$4,274,104
5.70%, 02/10/53 (Call 08/10/52)	7,170	7,014,352
5.90%, 02/10/63 (Call 08/10/62)	5,395	5,365,401
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	3,733	2,617,563
4.10%, 03/15/29 (Call 12/15/28)	5,773	5,582,527
4.65%, 07/15/32 (Call 04/15/32)	2,455	2,378,356
4.70%, 02/01/34 (Call 11/01/33)(b)	1,530	1,475,639
4.95%, 07/15/52 (Call 01/15/52)	5,420	5,025,165
5.00%, 03/15/49 (Call 09/15/48)	2,139	1,987,397
5.25%, 07/15/62 (Call 01/15/62)	3,485	3,320,060
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	4,755	3,984,319
2.88%, 06/15/50 (Call 12/15/49)	3,539	2,311,280
3.13%, 06/15/60 (Call 12/15/59)	3,156	2,001,751
3.75%, 03/15/26 (Call 01/15/26)	5,590	5,449,440
4.00%, 03/15/29 (Call 12/15/28)	4,566	4,372,681
4.88%, 03/15/49 (Call 09/15/48)	3,755	3,438,344
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	3,755	3,502,344
2.45%, 04/15/28 (Call 02/15/28)	3,842	3,453,086
2.95%, 04/15/31 (Call 01/15/31)	3,230	2,763,658
4.88%, 06/22/28 (Call 03/22/28)	1,110	1,088,026
5.75%, 02/15/29 (Call 01/15/29)	1,185	1,205,445
5.95%, 09/15/33 (Call 06/15/33)	1,385	1,418,522
Microchip Technology Inc.
4.25%, 09/01/25 (Call 07/01/24)	6,115	6,015,689
5.05%, 03/15/29 (Call 02/15/29)	2,625	2,601,741
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	4,477	3,691,498
3.37%, 11/01/41 (Call 05/01/41)	2,660	1,948,686
3.48%, 11/01/51 (Call 05/01/51)	2,490	1,713,805
4.19%, 02/15/27 (Call 12/15/26)	4,289	4,163,148
4.66%, 02/15/30 (Call 11/15/29)	3,872	3,737,055
4.98%, 02/06/26 (Call 12/06/25)	3,366	3,337,725
5.30%, 01/15/31 (Call 11/15/30)	2,025	2,011,947
5.33%, 02/06/29 (Call 11/06/28)	3,139	3,143,473
5.38%, 04/15/28 (Call 03/15/28)	2,730	2,740,198
5.88%, 02/09/33 (Call 11/09/32)	2,760	2,823,100
5.88%, 09/15/33 (Call 06/15/33)	3,755	3,842,065
6.75%, 11/01/29 (Call 09/01/29)	5,400	5,729,207
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	7,570	6,698,928
2.00%, 06/15/31 (Call 03/15/31)	4,393	3,665,741
2.85%, 04/01/30 (Call 01/01/30)	5,812	5,239,502
3.20%, 09/16/26 (Call 06/16/26)	4,647	4,486,248
3.50%, 04/01/40 (Call 10/01/39)	4,938	4,079,696
3.50%, 04/01/50 (Call 10/01/49)	8,237	6,296,844
3.70%, 04/01/60 (Call 10/01/59)	3,010	2,264,797
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	3,505	3,494,175
5.55%, 12/01/28 (Call 09/01/28)	2,512	2,532,053
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	4,514	3,766,360
2.65%, 02/15/32 (Call 11/15/31)	4,251	3,512,738
3.13%, 02/15/42 (Call 08/15/41)	2,785	1,962,702
3.15%, 05/01/27 (Call 03/01/27)	2,855	2,691,694
3.25%, 05/11/41 (Call 11/11/40)	5,335	3,891,290
3.25%, 11/30/51 (Call 05/30/51)	3,030	1,993,521
3.40%, 05/01/30 (Call 02/01/30)	4,473	4,031,892
3.88%, 06/18/26 (Call 04/18/26)	3,830	3,716,908

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.30%, 06/18/29 (Call 03/18/29)	$5,334	$5,099,501
4.40%, 06/01/27 (Call 05/01/27)	1,210	1,179,941
5.00%, 01/15/33 (Call 10/15/32)	4,680	4,544,479
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	5,040	4,717,499
Qualcomm Inc.
1.30%, 05/20/28 (Call 02/20/28)	4,435	3,868,143
1.65%, 05/20/32 (Call 02/20/32)	6,198	4,834,685
2.15%, 05/20/30 (Call 02/20/30)	6,965	5,974,902
3.25%, 05/20/27 (Call 02/20/27)	9,292	8,896,397
3.25%, 05/20/50 (Call 11/20/49)	4,149	2,942,719
4.25%, 05/20/32 (Call 02/20/32)	2,616	2,484,352
4.30%, 05/20/47 (Call 11/20/46)	6,665	5,700,387
4.50%, 05/20/52 (Call 11/20/51)	4,355	3,749,005
4.65%, 05/20/35 (Call 11/20/34)	5,637	5,458,608
4.80%, 05/20/45 (Call 11/20/44)	5,971	5,521,596
5.40%, 05/20/33 (Call 02/20/33)(b)	3,845	3,961,828
6.00%, 05/20/53 (Call 11/20/52)	4,380	4,712,537
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	4,000	3,703,497
3.00%, 06/01/31 (Call 03/01/31)	3,130	2,616,027
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	1,165	1,068,635
1.75%, 05/04/30 (Call 02/04/30)	5,350	4,479,026
1.90%, 09/15/31 (Call 06/15/31)	3,195	2,627,364
2.25%, 09/04/29 (Call 06/04/29)	3,773	3,316,964
2.70%, 09/15/51 (Call 03/15/51)	2,275	1,415,895
2.90%, 11/03/27 (Call 08/03/27)	4,066	3,816,102
3.65%, 08/16/32 (Call 05/16/32)	3,420	3,108,462
3.88%, 03/15/39 (Call 09/15/38)	3,778	3,295,131
4.10%, 08/16/52 (Call 02/16/52)	1,561	1,276,028
4.15%, 05/15/48 (Call 11/15/47)	7,406	6,124,950
4.60%, 02/08/27 (Call 01/08/27)	1,345	1,336,098
4.60%, 02/15/28 (Call 01/15/28)	2,895	2,867,891
4.60%, 02/08/29 (Call 01/08/29)	1,645	1,628,113
4.85%, 02/08/34 (Call 11/08/33)	1,195	1,175,736
4.90%, 03/14/33 (Call 12/14/32)	2,500	2,480,528
5.00%, 03/14/53 (Call 09/14/52)	2,725	2,543,697
5.05%, 05/18/63 (Call 11/18/62)	3,640	3,391,261
5.15%, 02/08/54 (Call 08/08/53)	1,135	1,082,376
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	7,080	6,523,558
2.50%, 10/25/31 (Call 07/25/31)	7,195	6,073,071
3.13%, 10/25/41 (Call 04/25/41)	5,540	4,290,766
3.25%, 10/25/51 (Call 04/25/51)	5,030	3,687,923
3.88%, 04/22/27 (Call 03/22/27)	1,255	1,211,197
4.13%, 04/22/29 (Call 02/22/29)	945	913,814
4.25%, 04/22/32 (Call 01/22/32)	1,905	1,827,644
4.50%, 04/22/52 (Call 10/22/51)(b)	1,605	1,495,473
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	4,616	3,974,842
		687,228,600
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	2,914	2,545,056
3.48%, 12/01/27 (Call 09/01/27)	3,151	2,949,496
4.20%, 05/01/30 (Call 02/01/30)	2,095	1,956,763
		7,451,315
Software — 0.6%
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	5,266	4,900,602
2.30%, 02/01/30 (Call 11/01/29)	7,146	6,211,083
Security	Par (000)	Value

Software (continued)
4.80%, 04/04/29 (Call 03/04/29)	$2,430	$2,425,073
4.85%, 04/04/27 (Call 03/04/27)	1,540	1,537,522
4.95%, 04/04/34 (Call 01/04/34)	1,830	1,810,090
Atlassian Corp.
5.25%, 05/15/29 (Call 04/15/29)	1,400	1,394,489
5.50%, 05/15/34 (Call 02/15/34)	1,410	1,398,027
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	4,718	3,866,212
2.85%, 01/15/30 (Call 10/15/29)	2,862	2,524,208
3.50%, 06/15/27 (Call 03/15/27)	3,985	3,802,473
4.38%, 06/15/25 (Call 03/15/25)	3,357	3,318,692
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	5,896	4,931,739
2.90%, 12/01/29 (Call 09/01/29)	4,713	4,161,515
3.40%, 06/27/26 (Call 03/27/26)	3,347	3,220,655
Concentrix Corp.
6.60%, 08/02/28 (Call 07/02/28)	3,500	3,528,396
6.65%, 08/02/26 (Call 07/02/26)	3,480	3,518,083
6.85%, 08/02/33 (Call 05/02/33)(b)	3,520	3,446,710
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	4,377	3,539,215
2.95%, 02/15/51 (Call 08/15/50)	3,008	1,928,236
4.80%, 03/01/26 (Call 12/01/25)	3,722	3,691,370
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	7,178	6,662,885
1.65%, 03/01/28 (Call 01/01/28)	3,899	3,421,706
2.25%, 03/01/31 (Call 12/01/30)	60	50,129
3.10%, 03/01/41 (Call 09/01/40)	3,680	2,625,849
3.75%, 05/21/29 (Call 02/21/29)(b)	450	424,379
4.50%, 08/15/46 (Call 02/15/46)	1,262	1,036,218
5.10%, 07/15/32 (Call 04/15/32)(b)	2,640	2,602,258
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	2,905	2,663,351
2.65%, 06/01/30 (Call 03/01/30)	6,339	5,473,931
3.20%, 07/01/26 (Call 05/01/26)	8,434	8,076,419
3.50%, 07/01/29 (Call 04/01/29)	10,365	9,561,280
3.85%, 06/01/25 (Call 03/01/25)	4,945	4,856,321
4.20%, 10/01/28 (Call 07/01/28)	5,232	5,005,250
4.40%, 07/01/49 (Call 01/01/49)	9,040	7,362,055
5.15%, 03/15/27 (Call 02/15/27)	2,460	2,454,603
5.35%, 03/15/31 (Call 01/15/31)	2,520	2,509,888
5.38%, 08/21/28 (Call 07/21/28)	3,180	3,186,117
5.45%, 03/02/28 (Call 02/02/28)	3,779	3,797,680
5.45%, 03/15/34 (Call 12/15/33)	2,360	2,340,253
5.60%, 03/02/33 (Call 12/02/32)	2,150	2,158,681
5.63%, 08/21/33 (Call 05/21/33)	3,240	3,256,301
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	4,225	4,023,339
1.35%, 07/15/27 (Call 05/15/27)	3,319	2,972,144
1.65%,07/15/30 (Call 04/15/30)	4,762	3,913,477
5.13%, 09/15/28 (Call 08/15/28)	4,155	4,178,061
5.20%, 09/15/33 (Call 06/15/33)	3,985	3,978,083
5.25%, 09/15/26 (Call 08/15/26)	2,985	2,998,426
5.50%, 09/15/53 (Call 03/15/53)	1,795	1,790,092
Microsoft Corp.
1.35%, 09/15/30 (Call 06/15/30)(c)	3,565	2,902,003
2.40%, 08/08/26 (Call 05/08/26)	16,080	15,239,488
2.50%, 09/15/50 (Call 03/15/50)(c)	6,103	3,780,500
2.53%, 06/01/50 (Call 12/01/49)	31,150	19,548,934
2.68%, 06/01/60 (Call 12/01/59)	14,933	9,029,934
2.92%, 03/17/52 (Call 09/17/51)	24,711	16,645,289

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.04%, 03/17/62 (Call 09/17/61)	$7,569	$4,946,042
3.13%, 11/03/25 (Call 08/03/25)	9,091	8,849,616
3.30%, 02/06/27 (Call 11/06/26)	15,080	14,512,374
3.40%, 09/15/26 (Call 06/15/26)(c)	5,395	5,206,720
3.40%, 06/15/27 (Call 03/15/27)(c)	2,785	2,667,147
3.45%, 08/08/36 (Call 02/08/36)	7,841	6,791,774
3.50%, 02/12/35 (Call 08/12/34)	11,911	10,695,939
3.50%, 11/15/42	3,350	2,747,666
3.70%, 08/08/46 (Call 02/08/46)	4,050	3,300,922
3.75%, 02/12/45 (Call 08/12/44)	2,245	1,884,744
3.95%, 08/08/56 (Call 02/08/56)	1,050	852,033
4.00%, 02/12/55 (Call 08/12/54)	2,120	1,767,456
4.10%, 02/06/37 (Call 08/06/36)	3,611	3,352,517
4.20%, 11/03/35 (Call 05/03/35)	1,490	1,417,960
4.25%, 02/06/47 (Call 08/06/46)	1,827	1,649,516
4.45%, 11/03/45 (Call 05/03/45)	3,546	3,291,401
4.50%, 10/01/40	3,320	3,213,142
4.50%, 06/15/47 (Call 12/15/46)(c)	3,883	3,561,851
4.50%, 02/06/57 (Call 08/06/56)	1,330	1,212,790
5.20%, 06/01/39	1,310	1,360,213
5.30%, 02/08/41(b)	3,035	3,213,979
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	9,740	9,112,755
2.30%, 03/25/28 (Call 01/25/28)	9,625	8,658,567
2.65%, 07/15/26 (Call 04/15/26)	13,730	12,968,553
2.80%, 04/01/27 (Call 02/01/27)	9,592	8,973,713
2.88%, 03/25/31 (Call 12/25/30)	12,566	10,805,476
2.95%, 04/01/30 (Call 01/01/30)	13,305	11,747,684
3.25%, 11/15/27 (Call 08/15/27)	9,432	8,857,507
3.25%,05/15/30 (Call 02/15/30)	1,554	1,399,421
3.60%, 04/01/40 (Call 10/01/39)	14,240	10,968,367
3.60%, 04/01/50 (Call 10/01/49)	17,938	12,485,012
3.65%, 03/25/41 (Call 09/25/40)	8,823	6,758,196
3.80%, 11/15/37 (Call 05/15/37)	7,778	6,388,529
3.85%, 07/15/36 (Call 01/15/36)	6,027	5,065,099
3.85%, 04/01/60 (Call 10/01/59)	13,881	9,516,487
3.90%, 05/15/35 (Call 11/15/34)	5,440	4,708,595
3.95%, 03/25/51 (Call 09/25/50)	13,172	9,697,187
4.00%, 07/15/46 (Call 01/15/46)	11,439	8,745,501
4.00%, 11/15/47 (Call 05/15/47)	8,983	6,814,366
4.10%, 03/25/61 (Call 09/25/60)	6,295	4,519,360
4.13%, 05/15/45 (Call 11/15/44)	8,564	6,722,715
4.30%, 07/08/34 (Call 01/08/34)	7,457	6,755,554
4.38%, 05/15/55 (Call 11/15/54)	5,099	3,954,075
4.50%, 05/06/28 (Call 04/06/28)	2,470	2,415,907
4.50%, 07/08/44 (Call 01/08/44)	3,688	3,075,847
4.65%, 05/06/30 (Call 03/06/30)	2,275	2,213,855
4.90%, 02/06/33 (Call 11/06/32)	5,075	4,903,612
5.38%, 07/15/40	8,489	8,065,878
5.55%, 02/06/53 (Call 08/06/52)	8,005	7,555,913
5.80%, 11/10/25	2,345	2,356,670
6.13%, 07/08/39	5,428	5,597,149
6.15%, 11/09/29 (Call 09/09/29)	5,740	5,990,997
6.25%, 11/09/32 (Call 08/09/32)	7,887	8,315,195
6.50%, 04/15/38	6,930	7,394,401
6.90%, 11/09/52 (Call 05/09/52)	9,150	10,224,248
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	4,076	3,849,007
1.40%, 09/15/27 (Call 07/15/27)	3,361	2,973,881
1.75%, 02/15/31 (Call 11/15/30)	4,768	3,817,100
2.00%, 06/30/30 (Call 03/30/30)	3,279	2,723,102
Security	Par (000)	Value

Software (continued)
2.95%, 09/15/29 (Call 06/15/29)	$3,718	$3,318,606
3.80%, 12/15/26 (Call 09/15/26)	4,122	3,976,236
3.85%, 12/15/25 (Call 09/15/25)	3,071	3,000,326
4.20%, 09/15/28 (Call 06/15/28)	4,794	4,614,242
Salesforce Inc.
1.50%, 07/15/28 (Call 05/15/28)	3,355	2,934,045
1.95%, 07/15/31 (Call 04/15/31)	5,382	4,402,193
2.70%, 07/15/41 (Call 01/15/41)	4,340	3,027,861
2.90%, 07/15/51 (Call 01/15/51)	6,210	3,977,827
3.05%, 07/15/61 (Call 01/15/61)	4,710	2,905,364
3.70%, 04/11/28 (Call 01/11/28)	9,271	8,899,394
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	8,369	6,734,551
Take-Two Interactive Software Inc.
3.70%, 04/14/27 (Call 03/14/27)	4,235	4,059,477
4.00%, 04/14/32 (Call 01/14/32)	2,768	2,517,324
4.95%, 03/28/28 (Call 02/28/28)	3,765	3,722,742
5.00%, 03/28/26	5,185	5,149,896
VMware LLC
1.40%, 08/15/26 (Call 07/15/26)	4,787	4,382,173
1.80%, 08/15/28 (Call 06/15/28)	3,149	2,732,105
2.20%, 08/15/31 (Call 05/15/31)	2,573	2,066,088
3.90%, 08/21/27 (Call 05/21/27)	4,381	4,186,114
4.65%, 05/15/27 (Call 03/15/27)	4,586	4,497,295
4.70%, 05/15/30 (Call 02/15/30)	3,395	3,261,290
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	4,130	3,946,854
3.70%, 04/01/29 (Call 02/01/29)	3,443	3,222,264
3.80%, 04/01/32 (Call 01/01/32)	4,560	4,090,478
		674,895,742
Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	4,315	3,786,465
3.63%, 04/22/29 (Call 01/22/29)	6,541	6,072,716
4.38%, 07/16/42	4,950	4,217,377
4.38%, 04/22/49 (Call 10/22/48)(b)	5,381	4,528,433
4.70%, 07/21/32 (Call 04/21/32)	3,965	3,796,432
6.13%, 11/15/37	4,330	4,579,423
6.13%, 03/30/40	8,132	8,428,629
6.38%, 03/01/35	5,143	5,495,236
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	14,346	12,675,945
1.70%, 03/25/26 (Call 06/11/24)	7,611	7,124,692
2.25%, 02/01/32 (Call 11/01/31)	13,116	10,577,270
2.30%, 06/01/27 (Call 04/01/27)	6,787	6,237,895
2.55%, 12/01/33 (Call 09/01/33)	15,313	12,075,753
2.75%, 06/01/31 (Call 03/01/31)	11,716	9,954,216
2.95%, 07/15/26 (Call 04/15/26)	3,351	3,191,253
3.10%, 02/01/43 (Call 08/01/42)	1,680	1,232,740
3.30%, 02/01/52 (Call 08/01/51)	2,680	1,781,468
3.50%, 06/01/41 (Call 12/01/40)	12,345	9,423,411
3.50%, 09/15/53 (Call 03/15/53)	32,991	22,299,857
3.50%, 02/01/61 (Call 08/01/60)	1,655	1,088,979
3.55%, 09/15/55 (Call 03/15/55)	31,098	20,890,677
3.65%, 06/01/51 (Call 12/01/50)	11,091	7,813,799
3.65%, 09/15/59 (Call 03/15/59)	27,177	18,114,531
3.80%, 02/15/27 (Call 11/15/26)	3,089	2,977,629
3.80%, 12/01/57 (Call 06/01/57)	25,236	17,559,406
3.85%, 06/01/60 (Call 12/01/59)	7,375	5,140,766
3.88%, 01/15/26 (Call 10/15/25)	3,149	3,075,225
4.10%, 02/15/28 (Call 11/15/27)	2,615	2,517,386

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.25%, 03/01/27 (Call 12/01/26)	$3,084	$3,010,906
4.30%, 02/15/30 (Call 11/15/29)	12,922	12,313,195
4.30%, 12/15/42 (Call 06/15/42)	3,963	3,304,910
4.35%, 03/01/29 (Call 12/01/28)	12,439	11,995,806
4.35%, 06/15/45 (Call 12/15/44)	3,490	2,901,833
4.50%, 05/15/35 (Call 11/15/34)	13,434	12,286,201
4.50%, 03/09/48 (Call 09/09/47)	5,430	4,481,868
4.55%, 03/09/49 (Call 09/09/48)	4,099	3,391,246
4.65%, 06/01/44 (Call 12/01/43)	3,394	2,892,098
4.75%, 05/15/46 (Call 11/15/45)	4,041	3,520,605
4.80%, 06/15/44 (Call 12/15/43)	1,040	906,807
4.85%, 03/01/39 (Call 09/01/38)	12,302	11,220,461
4.85%, 07/15/45 (Call 01/15/45)(b)	2,524	2,232,250
4.90%, 08/15/37 (Call 02/14/37)	4,613	4,271,411
5.15%, 03/15/42	650	600,210
5.15%, 11/15/46 (Call 05/15/46)	1,991	1,833,583
5.15%, 02/15/50 (Call 08/14/49)	1,467	1,309,859
5.25%, 03/01/37 (Call 09/01/36)	2,560	2,476,235
5.35%, 09/01/40	1,333	1,273,191
5.40%, 02/15/34 (Call 11/15/33)	10,535	10,450,697
5.45%, 03/01/47 (Call 09/01/46)	2,227	2,142,126
5.54%, 02/20/26 (Call 06/11/24)	1,195	1,195,072
5.55%, 08/15/41	1,932	1,887,289
5.65%, 02/15/47 (Call 08/15/46)	962	962,806
5.70%, 03/01/57 (Call 09/01/56)	1,166	1,128,989
6.00%, 08/15/40 (Call 05/15/40)	2,174	2,214,773
6.30%, 01/15/38	895	940,860
6.38%, 03/01/41	1,269	1,338,003
6.55%, 02/15/39	660	702,396
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52 (Call 02/15/52)	3,620	2,599,664
4.30%, 07/29/49 (Call 01/29/49)	2,895	2,348,415
4.46%, 04/01/48 (Call 10/01/47)	5,561	4,631,372
5.10%, 05/11/33 (Call 02/11/33)	4,125	4,013,657
5.20%, 02/15/34 (Call 11/15/33)	2,075	2,021,400
5.55%, 02/15/54 (Call 08/15/53)	2,400	2,313,217
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	2,959	2,127,969
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	3,245	2,579,790
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	1,265	829,619
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/04/28)	4,413	4,380,713
9.63%, 12/15/30	10,061	12,227,335
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	5,112	4,845,012
2.95%, 02/28/26	4,525	4,361,875
3.50%, 06/15/25	2,898	2,848,793
4.80%, 02/26/27 (Call 01/26/27)	6,055	6,037,621
4.85%, 02/26/29 (Call 01/26/29)	8,226	8,201,165
4.90%, 02/26/26	3,855	3,844,802
4.95%, 02/26/31 (Call 12/26/30)	4,515	4,489,382
5.05%, 02/26/34 (Call 11/26/33)	6,460	6,417,577
5.30%, 02/26/54 (Call 08/26/53)	5,325	5,222,116
5.35%, 02/26/64 (Call 08/26/63)	3,385	3,289,085
5.50%, 01/15/40	8,366	8,491,997
5.90%, 02/15/39	9,990	10,595,829
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	1,958	1,476,364
4.38%, 11/15/57 (Call 05/15/57)	3,732	2,905,731
Security	Par (000)	Value

Telecommunications (continued)
4.70%, 03/15/37	$1,807	$1,648,958
4.75%, 03/15/42	1,820	1,607,892
5.35%, 11/15/48 (Call 05/15/48)	2,704	2,524,253
5.45%, 11/15/79 (Call 05/19/79)	3,688	3,381,625
5.75%, 08/15/40	2,992	2,949,839
5.85%, 11/15/68 (Call 05/15/68)	1,937	1,892,759
Deutsche Telekom International Finance BV
8.75%, 06/15/30	14,145	16,498,284
9.25%, 06/01/32	3,777	4,687,269
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	2,030	1,899,683
2.00%, 12/10/30 (Call 09/10/30)	2,496	1,998,990
3.75%, 08/15/29 (Call 05/15/29)	2,711	2,521,274
5.95%, 03/15/41	1,649	1,651,597
Koninklijke KPN NV, 8.38%, 10/01/30	1,382	1,586,018
KT Corp., 4.00%, 08/08/25(c)	20	19,647
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	2,471	2,057,306
2.75%, 05/24/31 (Call 02/24/31)	4,470	3,767,425
4.60%, 02/23/28 (Call 11/23/27)	3,920	3,841,265
4.60%, 05/23/29 (Call 02/23/29)	4,531	4,401,086
5.00%, 04/15/29 (Call 03/15/29)	3,190	3,146,059
5.40%, 04/15/34 (Call 01/15/34)	2,380	2,352,386
5.50%, 09/01/44	1,398	1,352,740
5.60%, 06/01/32 (Call 03/01/32)	2,920	2,936,428
Nokia OYJ
4.38%, 06/12/27	3,238	3,149,363
6.63%, 05/15/39	2,216	2,145,431
Orange SA
5.38%, 01/13/42	4,399	4,237,993
5.50%, 02/06/44 (Call 08/06/43)	3,374	3,296,671
9.00%, 03/01/31	11,085	13,262,118
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	3,902	3,670,895
3.20%, 03/15/27 (Call 02/15/27)	3,500	3,310,686
3.63%, 12/15/25 (Call 09/15/25)	4,488	4,354,119
3.70%, 11/15/49 (Call 05/15/49)	4,543	3,209,920
3.80%, 03/15/32 (Call 12/15/31)	4,495	3,988,568
4.30%, 02/15/48 (Call 08/15/47)	3,312	2,610,887
4.35%, 05/01/49 (Call 11/01/48)	5,283	4,186,584
4.50%, 03/15/42 (Call 09/15/41)	3,350	2,827,011
4.50%, 03/15/43 (Call 09/15/42)	2,263	1,898,846
4.55%, 03/15/52 (Call 09/15/51)	6,235	5,075,278
5.00%, 02/15/29 (Call 01/15/29)	2,796	2,752,766
5.00%, 03/15/44 (Call 09/15/43)	4,183	3,743,364
5.30%, 02/15/34 (Call 11/15/33)	4,745	4,624,705
5.45%, 10/01/43 (Call 04/01/43)	3,068	2,893,264
7.50%, 08/15/38	2,211	2,537,177
Sprint Capital Corp.
6.88%, 11/15/28	1,980	2,092,760
8.75%, 03/15/32	7,570	9,060,259
Sprint LLC, 7.63%, 03/01/26 (Call 11/01/25)	1,960	2,014,538
Telefonica Emisiones SA
4.10%, 03/08/27	3,684	3,572,159
4.67%, 03/06/38	2,456	2,162,826
4.90%, 03/06/48	4,888	4,147,578
5.21%, 03/08/47	9,780	8,713,781
5.52%, 03/01/49 (Call 09/01/48)	4,987	4,622,712
7.05%, 06/20/36	8,309	9,022,136
Telefonica Europe BV, 8.25%, 09/15/30	6,078	6,869,294

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	$3,620	$3,385,661
3.40%, 05/13/32 (Call 02/13/32)	4,585	3,964,273
3.70%, 09/15/27 (Call 06/15/27)	4,243	4,037,593
4.30%, 06/15/49 (Call 12/15/48)	1,942	1,530,495
4.60%, 11/16/48 (Call 05/16/48)	2,807	2,342,723
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	3,893	3,643,134
2.05%, 02/15/28 (Call 12/15/27)	8,260	7,378,326
2.25%, 02/15/26 (Call 06/11/24)	9,526	9,019,870
2.25%, 11/15/31 (Call 08/15/31)	5,499	4,458,395
2.40%, 03/15/29 (Call 01/15/29)	2,408	2,120,085
2.55%, 02/15/31 (Call 11/15/30)	11,434	9,635,604
2.63%, 04/15/26 (Call 06/11/24)	7,293	6,926,569
2.63%, 02/15/29 (Call 06/11/24)	8,175	7,278,371
2.70%, 03/15/32 (Call 12/15/31)	4,990	4,147,294
2.88%, 02/15/31 (Call 02/15/26)	6,060	5,219,256
3.00%, 02/15/41 (Call 08/15/40)	10,641	7,629,239
3.30%, 02/15/51 (Call 08/15/50)	12,014	8,085,689
3.38%, 04/15/29 (Call 06/11/24)	6,475	5,944,967
3.40%, 10/15/52 (Call 04/15/52)	11,180	7,604,053
3.50%, 04/15/31 (Call 04/15/26)	8,485	7,582,317
3.60%, 11/15/60 (Call 05/15/60)	7,828	5,256,869
3.75%, 04/15/27 (Call 02/15/27)	15,672	15,024,801
3.88%, 04/15/30 (Call 01/15/30)	27,762	25,802,697
4.38%, 04/15/40 (Call 10/15/39)	9,270	8,063,618
4.50%, 04/15/50 (Call 10/15/49)	11,787	9,814,498
4.75%, 02/01/28 (Call 06/11/24)	8,000	7,862,091
4.80%, 07/15/28 (Call 06/15/28)	5,545	5,452,087
4.85%, 01/15/29 (Call 12/15/28)	3,385	3,333,717
4.95%, 03/15/28 (Call 02/15/28)	5,495	5,435,201
5.05%, 07/15/33 (Call 04/15/33)	11,345	11,042,582
5.15%, 04/15/34 (Call 01/15/34)	3,430	3,359,817
5.20%, 01/15/33 (Call 10/15/32)	2,095	2,062,110
5.38%, 04/15/27 (Call 06/11/24)	5,555	5,559,697
5.50%, 01/15/55 (Call 07/15/54)	1,870	1,794,383
5.65%, 01/15/53 (Call 07/15/52)	7,095	6,983,930
5.75%, 01/15/34 (Call 10/15/33)	5,255	5,375,318
5.75%, 01/15/54 (Call 07/15/53)	5,945	5,909,246
5.80%, 09/15/62 (Call 03/15/62)	1,895	1,886,780
6.00%, 06/15/54 (Call 12/15/53)	2,220	2,290,233
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	9,696	9,086,396
1.45%, 03/20/26 (Call 02/20/26)	7,725	7,219,531
1.50%, 09/18/30 (Call 06/18/30)	4,327	3,498,842
1.68%, 10/30/30 (Call 07/30/30)	3,488	2,812,627
1.75%, 01/20/31 (Call 10/20/30)	10,300	8,269,054
2.10%, 03/22/28 (Call 01/22/28)	13,700	12,274,163
2.36%, 03/15/32 (Call 12/15/31)	20,032	16,259,000
2.55%, 03/21/31 (Call 12/21/30)	13,061	11,011,095
2.63%, 08/15/26	9,718	9,199,207
2.65%, 11/20/40 (Call 05/20/40)	11,963	8,249,644
2.85%, 09/03/41 (Call 03/03/41)	3,772	2,642,632
2.88%, 11/20/50 (Call 05/20/50)	12,814	8,065,003
2.99%, 10/30/56 (Call 04/30/56)	16,379	9,977,325
3.00%, 03/22/27 (Call 01/22/27)	5,500	5,194,138
3.00%, 11/20/60 (Call 05/20/60)(b)	10,531	6,295,005
3.15%, 03/22/30 (Call 12/22/29)	8,184	7,333,698
3.40%, 03/22/41 (Call 09/22/40)	13,035	9,962,430
3.55%, 03/22/51 (Call 09/22/50)	19,398	13,876,290
3.70%, 03/22/61 (Call 09/22/60)	10,485	7,373,142
Security	Par (000)	Value

Telecommunications (continued)
3.85%, 11/01/42 (Call 05/01/42)	$2,486	$1,984,388
3.88%, 02/08/29 (Call 11/08/28)	5,732	5,429,189
3.88%, 03/01/52 (Call 09/01/51)	3,500	2,647,316
4.00%, 03/22/50 (Call 09/22/49)	5,887	4,590,614
4.02%, 12/03/29 (Call 09/03/29)	14,254	13,449,308
4.13%, 03/16/27	10,223	9,957,889
4.13%, 08/15/46	3,537	2,866,611
4.27%, 01/15/36	1,440	1,297,634
4.33%, 09/21/28	17,751	17,202,994
4.40%, 11/01/34 (Call 05/01/34)	9,159	8,444,915
4.50%, 08/10/33	9,977	9,355,881
4.52%, 09/15/48	2,710	2,316,655
4.67%, 03/15/55	1,598	1,378,279
4.75%, 11/01/41	3,293	3,017,566
4.81%, 03/15/39	7,127	6,584,252
4.86%, 08/21/46	9,404	8,573,264
5.01%, 04/15/49(b)	2,015	1,913,794
5.01%, 08/21/54	2,463	2,236,135
5.05%, 05/09/33 (Call 02/09/33)	2,665	2,620,354
5.25%, 03/16/37	6,382	6,268,248
5.50%, 03/16/47	1,801	1,804,992
5.50%, 02/23/54 (Call 08/23/53)	2,105	2,048,284
5.85%, 09/15/35	2,277	2,354,226
6.40%, 09/15/33	740	805,359
6.55%, 09/15/43	4,078	4,500,512
7.75%, 12/01/30	4,219	4,786,469
Vodafone Group PLC
4.25%, 09/17/50	7,239	5,668,945
4.38%, 05/30/28(b)	3,865	3,772,639
4.38%, 02/19/43	8,537	7,227,418
4.88%, 06/19/49	4,763	4,142,398
5.00%, 05/30/38	1,403	1,342,469
5.13%, 06/19/59	1,396	1,226,930
5.25%, 05/30/48	1,655	1,535,207
5.63%, 02/10/53 (Call 08/10/52)	3,845	3,709,152
5.75%, 02/10/63 (Call 08/10/62)	1,525	1,483,876
6.15%, 02/27/37	8,540	8,912,772
6.25%, 11/30/32	2,633	2,782,410
7.88%, 02/15/30	3,940	4,446,255
		1,215,248,677
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	2,654	2,490,687
3.55%, 11/19/26 (Call 09/19/26)	3,474	3,307,074
3.90%, 11/19/29 (Call 08/19/29)	4,469	4,093,151
5.10%, 05/15/44 (Call 11/15/43)(b)	1,801	1,551,394
6.05%, 05/14/34 (Call 02/14/34)	1,195	1,190,785
6.35%, 03/15/40	2,454	2,505,215
Mattel Inc., 5.45%, 11/01/41 (Call 05/01/41)	945	849,575
		15,987,881
Transportation — 0.5%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26), (3-mo. LIBOR US + 2.350%)(a)	1,477	1,461,789
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	2,389	1,500,032
3.05%, 02/15/51 (Call 08/15/50)	2,867	1,887,054
3.25%, 06/15/27 (Call 03/15/27)	5,306	5,059,096
3.30%, 09/15/51 (Call 03/15/51)	4,240	2,929,828
3.55%, 02/15/50 (Call 08/15/49)	3,561	2,594,157

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.65%, 09/01/25 (Call 06/01/25)	$3,462	$3,391,379
3.90%, 08/01/46 (Call 02/01/46)	4,298	3,399,373
4.05%, 06/15/48 (Call 12/15/47)	3,104	2,493,655
4.13%, 06/15/47 (Call 12/15/46)	3,255	2,656,009
4.15%, 04/01/45 (Call 10/01/44)	4,493	3,721,434
4.15%, 12/15/48 (Call 06/15/48)	3,380	2,747,741
4.38%, 09/01/42 (Call 03/01/42)	1,567	1,360,512
4.40%, 03/15/42 (Call 09/15/41)	2,792	2,444,387
4.45%, 03/15/43 (Call 09/15/42)	3,510	3,063,647
4.45%, 01/15/53 (Call 07/15/52)	2,585	2,190,987
4.55%, 09/01/44 (Call 03/01/44)	3,738	3,284,805
4.70%, 09/01/45 (Call 03/01/45)	2,479	2,210,592
4.90%, 04/01/44 (Call 10/01/43)	3,344	3,083,065
4.95%, 09/15/41 (Call 03/15/41)	1,773	1,666,290
5.05%, 03/01/41 (Call 09/01/40)	2,059	1,953,091
5.15%, 09/01/43 (Call 03/01/43)	3,535	3,377,632
5.20%, 04/15/54 (Call 10/15/53)	5,100	4,845,288
5.40%, 06/01/41 (Call 12/01/40)	2,222	2,200,366
5.75%, 05/01/40 (Call 11/01/39)	3,796	3,892,250
6.15%, 05/01/37	2,348	2,522,684
6.20%, 08/15/36	1,495	1,615,431
7.00%, 12/15/25	2,934	3,010,517
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	3,287	1,959,504
2.75%, 03/01/26 (Call 12/01/25)	5,138	4,941,255
3.20%, 08/02/46 (Call 02/02/46)	2,794	2,004,744
3.65%, 02/03/48 (Call 08/03/47)	2,929	2,261,061
3.85%, 08/05/32 (Call 05/05/32)	3,535	3,231,475
4.40%, 08/05/52 (Call 02/05/52)	2,410	2,062,397
4.45%, 01/20/49 (Call 07/20/48)	3,007	2,619,033
5.85%, 11/01/33 (Call 08/01/33)	1,215	1,276,992
6.13%, 11/01/53 (Call 05/01/53)	580	641,029
6.20%, 06/01/36	1,303	1,403,756
6.25%, 08/01/34	2,225	2,410,859
6.38%, 11/15/37	2,142	2,333,485
6.90%, 07/15/28	1,915	2,053,722
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	2,990	2,744,973
2.05%, 03/05/30 (Call 12/05/29)	2,831	2,394,203
2.45%, 12/02/31 (Call 09/02/31)	3,035	2,742,089
2.88%, 11/15/29 (Call 08/15/29)	3,263	2,911,775
3.00%, 12/02/41 (Call 06/02/41)	4,182	3,620,514
3.10%, 12/02/51 (Call 06/02/51)	6,582	4,356,960
3.50%, 05/01/50 (Call 11/01/49)	2,965	2,133,420
4.00%, 06/01/28 (Call 03/01/28)	3,265	3,141,003
4.20%, 11/15/69 (Call 05/15/69)	1,897	1,440,433
4.30%, 05/15/43 (Call 11/15/42)	2,206	1,861,747
4.70%, 05/01/48 (Call 11/01/47)	2,425	2,086,259
4.80%, 09/15/35 (Call 03/15/35)	2,798	2,655,694
4.80%, 08/01/45 (Call 02/01/45)	2,832	2,536,213
4.95%, 08/15/45 (Call 02/15/45)	2,452	2,223,828
5.95%, 05/15/37	1,493	1,533,787
6.13%, 09/15/2115 (Call 03/15/15)	3,754	3,800,719
7.13%, 10/15/31	1,358	1,510,797
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	4,230	4,081,460
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	2,918	2,531,769
2.50%, 05/15/51 (Call 11/15/50)	1,526	896,919
2.60%, 11/01/26 (Call 08/01/26)	5,543	5,230,357
3.25%, 06/01/27 (Call 03/01/27)	6,461	6,130,991
Security	Par (000)	Value

Transportation (continued)
3.35%, 11/01/25 (Call 08/01/25)	$6,409	$6,237,329
3.35%, 09/15/49 (Call 03/15/49)	2,899	2,030,735
3.80%, 03/01/28 (Call 12/01/27)	3,661	3,513,607
3.80%, 11/01/46 (Call 05/01/46)	3,154	2,448,000
3.80%, 04/15/50 (Call 10/15/49)	2,411	1,831,821
3.95%, 05/01/50 (Call 11/01/49)	2,611	2,042,644
4.10%, 11/15/32 (Call 08/15/32)	3,101	2,880,903
4.10%, 03/15/44 (Call 09/15/43)	3,618	2,986,012
4.25%, 03/15/29 (Call 12/15/28)	4,890	4,735,025
4.25%, 11/01/66 (Call 05/01/66)	2,333	1,808,132
4.30%, 03/01/48 (Call 09/01/47)	3,790	3,164,771
4.40%, 03/01/43 (Call 09/01/42)	1,705	1,485,436
4.50%, 03/15/49 (Call 09/15/48)	1,811	1,551,941
4.50%, 11/15/52 (Call 05/15/52)	3,436	2,932,023
4.50%, 08/01/54 (Call 02/01/54)	1,274	1,077,542
4.65%, 03/01/68 (Call 09/01/67)	2,060	1,723,850
4.75%, 05/30/42 (Call 11/30/41)	2,860	2,594,536
4.75%, 11/15/48 (Call 05/15/48)	2,806	2,501,565
5.20%, 11/15/33 (Call 08/15/33)	3,330	3,324,510
5.50%, 04/15/41 (Call 10/15/40)	2,174	2,155,552
6.00%, 10/01/36	2,077	2,187,388
6.15%, 05/01/37	2,440	2,611,072
6.22%, 04/30/40	3,028	3,239,790
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(b)	3,940	3,309,486
3.10%, 08/05/29 (Call 05/05/29)	5,379	4,885,521
3.25%, 04/01/26 (Call 01/01/26)	6,312	6,102,182
3.25%, 05/15/41 (Call 11/15/40)	2,755	2,008,616
3.40%, 02/15/28 (Call 11/15/27)	3,397	3,204,739
3.88%, 08/01/42	1,755	1,363,651
3.90%, 02/01/35	2,440	2,147,382
4.05%, 02/15/48 (Call 08/15/47)	2,745	2,099,599
4.10%, 04/15/43	2,535	2,023,703
4.10%, 02/01/45	2,475	1,935,949
4.20%, 10/17/28 (Call 07/17/28)	919	888,159
4.25%, 05/15/30 (Call 02/15/30)	1,600	1,530,730
4.40%, 01/15/47 (Call 07/15/46)	4,660	3,759,073
4.55%, 04/01/46 (Call 10/01/45)	5,085	4,213,681
4.75%, 11/15/45 (Call 05/15/45)	6,427	5,510,120
4.90%, 01/15/34	2,700	2,612,049
4.95%, 10/17/48 (Call 04/17/48)	2,506	2,193,545
5.10%, 01/15/44	3,227	2,928,589
5.25%, 05/15/50 (Call 11/15/49)(b)	5,056	4,644,865
FedEx Corp. Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35(b)	6,039	4,934,700
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	4,732	4,615,765
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	3,067	2,953,530
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	2,840	2,371,554
2.55%, 11/01/29 (Call 08/01/29)	2,596	2,273,900
2.90%, 06/15/26 (Call 03/15/26)	3,883	3,708,458
2.90%, 08/25/51 (Call 02/25/51)	2,508	1,555,468
3.00%, 03/15/32 (Call 12/15/31)	3,040	2,602,287
3.05%, 05/15/50 (Call 11/15/49)	3,807	2,473,852
3.15%, 06/01/27 (Call 03/01/27)	1,669	1,577,215
3.16%, 05/15/55 (Call 11/15/54)	3,311	2,089,967
3.40%, 11/01/49 (Call 05/01/49)	1,134	792,378
3.65%, 08/01/25 (Call 06/01/25)	3,023	2,960,533
3.70%, 03/15/53 (Call 09/15/52)	1,931	1,391,996
3.80%, 08/01/28 (Call 05/01/28)	2,909	2,771,667

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.94%, 11/01/47 (Call 05/01/47)	$3,259	$2,521,265
3.95%, 10/01/42 (Call 04/01/42)	1,472	1,184,775
4.05%, 08/15/52 (Call 02/15/52)	3,554	2,731,271
4.10%, 05/15/49 (Call 11/15/48)	1,740	1,366,950
4.10%, 05/15/2121 (Call 11/15/20)	2,425	1,710,326
4.15%, 02/28/48 (Call 08/28/47)	3,205	2,557,468
4.45%, 03/01/33 (Call 12/01/32)	2,304	2,170,726
4.45%, 06/15/45 (Call 12/15/44)	2,292	1,949,890
4.55%, 06/01/53 (Call 12/01/52)	2,665	2,234,347
4.65%, 01/15/46 (Call 07/15/45)	2,229	1,940,983
4.84%, 10/01/41	2,687	2,454,495
5.05%, 08/01/30 (Call 06/01/30)	3,305	3,286,662
5.10%, 12/31/49 (Call 02/01/18)	895	755,999
5.35%, 08/01/54 (Call 02/01/54)	2,785	2,648,842
5.55%, 03/15/34 (Call 12/15/33)	2,467	2,505,043
5.95%, 03/15/64 (Call 09/15/63)	2,957	3,019,261
7.80%, 05/15/27	1,202	1,289,300
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	2,525	2,326,294
2.85%, 03/01/27 (Call 02/01/27)	2,325	2,181,560
2.90%, 12/01/26 (Call 10/01/26)	2,890	2,722,170
3.35%, 09/01/25 (Call 08/01/25)	2,015	1,959,135
4.30%, 06/15/27 (Call 05/15/27)	1,990	1,931,444
4.63%, 06/01/25 (Call 05/01/25)	2,705	2,676,221
5.25%, 06/01/28 (Call 05/01/28)	2,502	2,505,666
5.30%, 03/15/27 (Call 02/15/27)	1,415	1,416,513
5.38%, 03/15/29 (Call 02/15/29)	2,185	2,191,332
5.50%, 06/01/29 (Call 05/01/29)	515	517,068
5.65%, 03/01/28 (Call 02/01/28)	2,961	2,994,781
6.30%, 12/01/28 (Call 11/01/28)	1,910	1,982,928
6.60%, 12/01/33 (Call 09/01/33)	2,265	2,413,130
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	3,283	3,046,942
2.38%, 05/20/31 (Call 02/20/31)	3,710	3,134,951
2.40%, 02/05/30 (Call 11/05/29)	4,490	3,906,401
2.75%, 03/01/26 (Call 12/01/25)	5,052	4,845,829
2.80%, 02/14/32 (Call 12/15/31)	6,432	5,507,084
2.89%,04/06/36 (Call 01/06/36)	3,265	2,611,273
2.95%, 03/10/52 (Call 09/10/51)	3,420	2,199,845
2.97%, 09/16/62 (Call 03/16/62)	3,620	2,147,035
3.00%, 04/15/27 (Call 01/15/27)	3,625	3,437,857
3.20%, 05/20/41 (Call 11/20/40)	4,790	3,638,284
3.25%, 08/15/25 (Call 05/15/25)	3,453	3,368,566
3.25%, 02/05/50 (Call 08/05/49)	6,866	4,781,897
3.35%, 08/15/46 (Call 02/15/46)	1,761	1,264,631
3.38%, 02/01/35 (Call 08/01/34)	2,176	1,854,914
3.38%, 02/14/42 (Call 08/14/41)	2,705	2,084,038
3.50%, 02/14/53 (Call 08/14/52)	5,205	3,734,488
3.55%, 08/15/39 (Call 02/15/39)	2,685	2,176,956
3.55%, 05/20/61 (Call 11/20/60)	2,654	1,815,007
3.60%, 09/15/37 (Call 03/15/37)	2,401	2,011,647
3.70%, 03/01/29 (Call 12/01/28)	4,308	4,084,468
3.75%, 07/15/25 (Call 05/15/25)	3,574	3,515,996
3.75%, 02/05/70 (Call 08/05/69)	2,760	1,934,582
3.80%, 10/01/51 (Call 04/01/51)	3,963	3,028,957
3.80%, 04/06/71 (Call 10/06/70)	2,725	1,922,696
3.84%, 03/20/60 (Call 09/20/59)	5,921	4,338,904
3.85%, 02/14/72 (Call 08/14/71)	1,965	1,405,745
3.88%, 02/01/55 (Call 08/01/54)	1,770	1,341,518
3.95%, 09/10/28 (Call 06/10/28)	5,629	5,433,762
3.95%, 08/15/59 (Call 02/15/59)	2,389	1,795,803
Security	Par (000)	Value

Transportation (continued)
4.00%, 04/15/47 (Call 10/15/46)	$2,514	$2,006,079
4.05%, 11/15/45 (Call 05/15/45)	2,106	1,709,557
4.05%, 03/01/46 (Call 09/01/45)	2,640	2,127,607
4.10%, 09/15/67 (Call 03/15/67)	2,241	1,688,602
4.30%, 03/01/49 (Call 09/01/48)	2,939	2,433,949
4.50%, 01/20/33 (Call 10/20/32)(b)	5,625	5,383,050
4.50%, 09/10/48 (Call 03/10/48)	2,098	1,802,509
4.75%, 02/21/26 (Call 01/21/26)	6,660	6,616,270
4.95%, 09/09/52 (Call 03/09/52)	175	162,076
4.95%, 05/15/53 (Call 11/15/52)	2,475	2,301,388
5.15%, 01/20/63 (Call 07/20/62)	1,343	1,241,456
6.63%, 02/01/29	2,805	3,001,612
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	3,092	2,906,536
2.50%, 09/01/29 (Call 06/01/29)	2,735	2,427,690
3.05%, 11/15/27 (Call 08/15/27)	6,481	6,085,231
3.40%, 03/15/29 (Call 12/15/28)	4,421	4,145,828
3.40%, 11/15/46 (Call 05/15/46)	1,181	878,993
3.40%, 09/01/49 (Call 03/01/49)	3,216	2,304,167
3.63%, 10/01/42	2,200	1,737,962
3.75%, 11/15/47 (Call 05/15/47)	3,997	3,066,814
4.25%, 03/15/49 (Call 09/15/48)	3,798	3,140,734
4.45%, 04/01/30 (Call 01/01/30)	2,152	2,096,203
4.88%, 03/03/33 (Call 12/03/32)	3,245	3,185,101
4.88%, 11/15/40 (Call 05/15/40)	2,783	2,606,938
5.05%, 03/03/53 (Call 09/03/52)	4,405	4,109,228
5.15%, 05/22/34 (Call 02/22/34)	3,325	3,308,729
5.20%, 04/01/40 (Call 10/01/39)	1,894	1,854,647
5.30%, 04/01/50 (Call 10/01/49)	5,447	5,271,604
5.50%, 05/22/54 (Call 11/22/53)	3,325	3,294,072
5.60%, 05/22/64 (Call 11/22/63)	3,325	3,291,787
6.20%, 01/15/38	6,657	7,220,557
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	7,060	6,479,716
1.50%, 09/22/28 (Call 07/22/28)	5,288	4,642,203
1.80%, 09/22/31 (Call 06/22/31)	8,227	6,734,422
3.95%, 09/09/27 (Call 08/09/27)	3,505	3,415,695
		591,022,339
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	2,211	1,748,232
3.10%, 06/01/51 (Call 12/01/50)	1,775	1,109,668
3.25%, 09/15/26 (Call 06/15/26)	2,766	2,635,078
3.50%, 03/15/28 (Call 12/15/27)	1,997	1,867,722
3.50%, 06/01/32 (Call 03/01/32)	1,623	1,401,695
3.85%, 03/30/27 (Call 12/30/26)	2,182	2,092,049
4.00%, 06/30/30 (Call 03/30/30)	2,050	1,893,562
4.55%, 11/07/28 (Call 08/07/28)(b)	2,133	2,075,968
4.70%, 04/01/29 (Call 01/01/29)	3,957	3,862,314
4.90%, 03/15/33 (Call 12/15/32)	1,835	1,752,789
5.20%, 03/15/44 (Call 09/15/43)	1,147	1,049,087
5.40%, 03/15/27 (Call 02/15/27)	485	484,968
5.45%, 09/15/33 (Call 06/15/33)	2,540	2,491,512
6.05%, 03/15/34 (Call 12/15/33)	2,027	2,060,487
6.90%, 05/01/34 (Call 02/01/34)	1,885	2,038,473
		28,563,604

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	$1,624	$1,483,655
3.38%, 01/20/27 (Call 12/20/26)	1,602	1,475,794
		2,959,449
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	2,685	2,224,405
2.80%, 05/01/30 (Call 02/01/30)	3,249	2,843,879
2.95%, 09/01/27 (Call 06/01/27)	2,530	2,366,858
3.25%, 06/01/51 (Call 12/01/50)	3,093	2,122,045
3.45%, 06/01/29 (Call 03/01/29)	3,926	3,634,659
3.45%, 05/01/50 (Call 11/01/49)	3,469	2,447,510
3.75%, 09/01/28 (Call 06/01/28)	2,417	2,296,682
3.75%, 09/01/47 (Call 03/01/47)	4,335	3,284,969
4.00%, 12/01/46 (Call 06/01/46)	1,935	1,538,804
4.15%, 06/01/49 (Call 12/01/48)	3,246	2,610,009
4.20%, 09/01/48 (Call 03/01/48)	1,962	1,598,910
4.30%, 12/01/42 (Call 06/01/42)	1,149	979,840
4.30%, 09/01/45 (Call 03/01/45)	2,181	1,840,022
4.45%, 06/01/32 (Call 03/01/32)	3,015	2,870,451
5.15%, 03/01/34 (Call 12/01/33)	1,925	1,900,789
5.45%, 03/01/54 (Call 09/01/53)	2,065	1,992,892
6.59%, 10/15/37	1,180	1,298,506
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	2,824	2,316,959
2.70%, 04/15/30 (Call 01/15/30)	2,611	2,241,421
3.35%, 04/15/50 (Call 10/15/49)	2,964	1,985,048
3.57%, 05/01/29 (Call 02/01/29)	1,517	1,397,353
4.28%, 05/01/49 (Call 11/01/48)	3,115	2,443,799
5.30%, 05/01/52 (Call 11/01/51)	2,610	2,381,713
5.38%, 01/15/34 (Call 10/15/33)	1,075	1,049,104
United Utilities PLC, 6.88%, 08/15/28	1,071	1,126,331
		52,792,958
Total Corporate Bonds & Notes — 25.5%
(Cost: $30,279,987,470)		27,490,983,768

Foreign Government Obligations(h)

Canada — 0.1%
Canada Government International Bond
0.75%, 05/19/26	4,235	3,908,730
3.75%, 04/26/28	730	706,207
Export Development Canada
3.00%, 05/25/27	985	937,207
3.38%, 08/26/25	255	249,623
3.88%, 02/14/28	745	723,866
4.38%, 06/29/26	120	118,676
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,100	1,272,717
Series HK, 9.38%, 04/15/30	1,405	1,697,006
Province of Alberta Canada
1.30%, 07/22/30	6,167	5,034,990
3.30%, 03/15/28	7,530	7,130,335
4.50%, 01/24/34	140	135,915
Province of British Columbia Canada
0.90%, 07/20/26	1,605	1,473,341
1.30%, 01/29/31(b)	4,175	3,368,287
2.25%, 06/02/26	7,655	7,257,096
4.20%, 07/06/33	375	356,740
4.80%, 11/15/28	210	210,251
Security	Par (000)	Value

Canada (continued)
6.50%, 01/15/26(b)	$358	$365,062
7.25%, 09/01/36	388	464,389
Province of Manitoba Canada
1.50%, 10/25/28	320	278,616
2.13%, 06/22/26	585	551,821
4.30%, 07/27/33	55	52,657
Province of New Brunswick Canada, 3.63%, 02/24/28	2,216	2,113,219
Province of Ontario Canada
0.63%, 01/21/26	5,077	4,722,464
1.05%, 04/14/26	1,300	1,208,146
1.05%, 05/21/27	1,355	1,214,485
1.13%, 10/07/30	8,167	6,546,528
1.60%, 02/25/31	6,735	5,514,225
1.80%, 10/14/31	4,715	3,849,106
2.00%, 10/02/29	6,525	5,676,074
2.13%, 01/21/32	1,025	852,016
2.30%, 06/15/26	8,775	8,317,044
2.50%, 04/27/26	15,049	14,357,858
3.10%, 05/19/27	6,485	6,175,262
4.20%, 01/18/29	100	97,638
5.05%, 04/24/34	20	20,265
Province of Quebec Canada
0.60%, 07/23/25	3,786	3,591,876
1.35%, 05/28/30	5,783	4,757,463
1.90%, 04/21/31	2,065	1,716,560
2.50%, 04/20/26	6,886	6,574,802
2.75%, 04/12/27(b)	6,482	6,122,182
3.63%, 04/13/28	7,985	7,656,996
4.50%, 04/03/29	10	9,887
4.50%, 09/08/33	175	170,169
Series PD, 7.50%, 09/15/29	5,122	5,754,761
Province of Saskatchewan Canada, 3.25%, 06/08/27	30	28,612
		133,341,170
Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	9,497	8,036,500
2.55%, 01/27/32 (Call 10/27/31)	9,436	7,855,554
2.55%, 07/27/33 (Call 04/27/33)	10,348	8,322,240
2.75%, 01/31/27 (Call 12/31/26)	3,829	3,575,964
3.10%, 05/07/41 (Call 11/07/40)	10,361	7,521,800
3.10%, 01/22/61 (Call 07/22/60)	8,165	4,996,937
3.13%, 01/21/26	4,830	4,650,799
3.24%, 02/06/28 (Call 11/06/27)	9,230	8,613,719
3.25%, 09/21/71 (Call 03/21/71)	4,123	2,519,502
3.50%, 01/31/34 (Call 10/31/33)	6,608	5,698,746
3.50%, 01/25/50 (Call 07/25/49)	10,515	7,487,476
3.63%, 10/30/42	430	328,660
3.86%, 06/21/47(b)	4,948	3,816,650
4.00%, 01/31/52 (Call 07/31/51)(b)	3,508	2,699,226
4.34%, 03/07/42 (Call 09/07/41)	4,861	4,166,044
4.85%, 01/22/29 (Call 12/22/28)	9,500	9,334,997
4.95%, 01/05/36 (Call 10/05/35)	6,839	6,516,700
5.33%, 01/05/54 (Call 07/05/53)	3,427	3,220,977
		99,362,491
Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	502	515,073

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hong Kong — 0.0%
Hong Kong Government International Bond,
1.75%, 11/24/31(f)	$4,500	$3,707,439

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	5,172	5,843,517

Indonesia — 0.1%
Indonesia Government International Bond
1.85%, 03/12/31	1,075	868,906
2.15%, 07/28/31 (Call 04/28/31)	8,450	6,876,103
2.85%, 02/14/30	7,391	6,515,460
3.05%, 03/12/51	3,745	2,513,574
3.20%, 09/23/61 (Call 03/23/61)	2,095	1,322,981
3.35%, 03/12/71	3,550	2,240,903
3.40%, 09/18/29	3,600	3,301,592
3.50%, 01/11/28	4,197	3,946,768
3.50%, 02/14/50	3,956	2,880,986
3.55%, 03/31/32 (Call 12/31/31)	2,365	2,097,466
3.70%, 10/30/49	4,541	3,405,962
3.85%, 10/15/30	9,631	8,868,398
4.10%, 04/24/28	5,535	5,308,506
4.15%, 09/20/27 (Call 06/20/27)	5,340	5,159,353
4.20%, 10/15/50	7,005	5,701,343
4.30%, 03/31/52 (Call 09/30/51)	3,635	3,003,529
4.35%, 01/11/48	7,205	6,068,307
4.40%, 03/10/29 (Call 02/10/29)	1,090	1,052,972
4.45%, 04/15/70	4,305	3,466,719
4.55%, 01/11/28 (Call 12/11/27)	1,985	1,935,479
4.65%, 09/20/32 (Call 06/20/32)	6,465	6,177,688
4.70%, 02/10/34 (Call 11/10/33)(b)	4,840	4,636,571
4.75%, 02/11/29	4,493	4,410,000
4.85%, 01/11/33 (Call 10/11/32)	3,765	3,655,127
5.10%, 02/10/54 (Call 08/10/53)	2,350	2,190,018
5.35%, 02/11/49	4,450	4,353,514
5.45%, 09/20/52 (Call 03/20/52)	2,470	2,407,869
5.65%, 01/11/53 (Call 07/11/52)	3,465	3,476,713
		107,842,807
Israel — 0.1%
Israel Government International Bond
2.75%, 07/03/30	11,675	9,801,188
2.88%, 03/16/26(b)	3,985	3,774,164
3.25%, 01/17/28	4,035	3,712,802
3.88%, 07/03/50	9,060	6,332,755
4.13%, 01/17/48	2,650	1,948,720
4.50%, 01/17/33	8,010	7,207,179
4.50%, 01/30/43	5,983	4,854,197
4.50%,	4,543	3,216,222
5.38%, 03/12/29	80	78,583
5.50%, 03/12/34	13,210	12,641,820
5.75%, 03/12/54	6,250	5,654,305
State of Israel
2.50%, 01/15/30	3,195	2,674,748
3.38%, 01/15/50	6,583	4,195,883
		66,092,566
Italy — 0.0%
Republic of Italy Government
International Bond
1.25%, 02/17/26	12,770	11,885,743
2.88%, 10/17/29	8,550	7,511,252
3.88%, 05/06/51	10,010	6,882,877
Security	Par (000)	Value

Italy (continued)
4.00%, 10/17/49	$7,985	$5,714,747
5.38%, 06/15/33	7,892	7,701,031
		39,695,650
Japan — 0.1%
Japan Bank for International Cooperation
0.63%, 07/15/25	2,823	2,677,862
1.25%, 01/21/31	6,255	5,010,486
1.63%, 01/20/27	100	91,812
1.88%, 07/21/26	5,540	5,184,936
1.88%, 04/15/31	17,418	14,487,141
2.00%, 10/17/29	4,427	3,838,652
2.13%, 02/16/29(b)	4,855	4,309,499
2.25%, 11/04/26	6,645	6,225,302
2.38%, 04/20/26	5,670	5,387,978
2.75%, 01/21/26(b)	3,850	3,701,522
2.75%, 11/16/27	5,765	5,371,915
2.88%, 06/01/27	5,683	5,359,671
2.88%, 07/21/27	4,767	4,481,588
3.25%, 07/20/28	2,100	1,974,909
3.50%, 10/31/28	3,820	3,616,433
3.88%, 09/16/25	70	68,705
4.25%, 01/26/26	520	512,046
4.25%, 04/27/26	300	295,124
4.38%, 10/05/27	400	393,192
4.38%, 01/24/31	100	97,731
4.63%, 07/19/28	190	188,376
4.88%, 10/18/28	100	100,184
Japan International Cooperation Agency
1.00%, 07/22/30(b)	2,771	2,206,425
2.13%, 10/20/26	1,044	975,837
2.75%, 04/27/27(b)	915	859,895
3.25%, 05/25/27	2,315	2,203,606
3.38%, 06/12/28(b)	1,155	1,088,970
4.00%, 05/23/28	100	96,655
		80,806,452
Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	10,382	8,562,113
3.25%, 04/16/30 (Call 01/16/30)	11,130	9,778,256
3.50%, 02/12/34 (Call 11/12/33)	12,553	10,267,747
3.75%, 01/11/28	8,835	8,332,428
3.77%, 05/24/61 (Call 11/24/60)	11,676	7,270,608
4.13%, 01/21/26	15,946	15,573,124
4.15%, 03/28/27	10,897	10,525,259
4.28%, 08/14/41 (Call 02/14/41)	12,596	9,872,382
4.35%, 01/15/47(b)	3,562	2,693,716
4.40%, 02/12/52 (Call 08/12/51)	4,667	3,448,935
4.50%, 04/22/29	14,185	13,567,254
4.50%, 01/31/50 (Call 07/31/49)	8,671	6,617,094
4.60%, 01/23/46	12,264	9,569,280
4.60%, 02/10/48	8,416	6,518,587
4.75%, 04/27/32 (Call 01/27/32)	13,962	12,993,720
4.75%, 03/08/44	16,367	13,261,334
4.88%, 05/19/33 (Call 02/19/33)	9,978	9,274,960
5.00%, 05/07/29 (Call 04/07/29)	2,189	2,135,612
5.00%, 04/27/51 (Call 10/27/50)	13,619	11,073,559
5.40%, 02/09/28 (Call 01/09/28)	3,337	3,323,796
5.55%, 01/21/45(b)	14,160	12,797,967
5.75%,	10,815	9,042,721
6.00%, 05/07/36 (Call 02/07/36)	3,508	3,449,429

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
6.05%, 01/11/40	$11,403	$11,089,297
6.34%, 05/04/53 (Call 11/04/52)	12,356	11,808,182
6.35%, 02/09/35 (Call 11/09/34)	11,565	11,699,589
6.40%, 05/07/54 (Call 11/07/53)	2,300	2,217,829
6.75%, 09/27/34	10,867	11,425,948
7.50%, 04/08/33	5,717	6,367,704
8.30%, 08/15/31	5,846	6,898,959
11.50%, 05/15/26(b)	773	870,664
		262,328,053
Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	14,135	10,083,412
3.16%, 01/23/30 (Call 10/23/29)	6,983	5,819,642
3.30%, 01/19/33 (Call 10/19/32)(b)	7,715	5,913,679
3.87%, 07/23/60 (Call 01/23/60)	11,858	6,649,258
3.88%, 03/17/28 (Call 12/17/27)	5,172	4,741,566
4.30%, 04/29/53	7,449	4,709,526
4.50%, 05/15/47 (Call 11/15/46)	4,036	2,763,524
4.50%, 04/16/50 (Call 10/16/49)	10,399	6,904,676
4.50%, 04/01/56 (Call 10/01/55)	10,160	6,480,813
4.50%, 01/19/63 (Call 07/19/62)	6,045	3,799,328
6.40%, 02/14/35 (Call 11/14/34)	9,030	8,491,072
6.70%, 01/26/36	10,396	9,984,540
6.85%, 03/28/54 (Call 09/28/53)	3,975	3,591,765
6.88%, 01/31/36 (Call 10/31/35)	2,347	2,275,906
7.13%, 01/29/26	4,967	5,043,810
7.50%, 03/01/31 (Call 01/01/31)	1,690	1,750,303
7.88%, 03/01/57 (Call 09/01/56)	162	166,900
8.00%, 03/01/38 (Call 12/01/37)	4,570	4,786,709
8.88%, 09/30/27	5,716	6,150,428
9.38%, 04/01/29	5,602	6,223,345
		106,330,202
Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	5,215	3,891,322
2.39%, 01/23/26 (Call 12/23/25)	4,131	3,911,825
2.78%, 01/23/31 (Call 10/23/30)	14,229	12,003,644
2.78%, 12/01/60 (Call 06/01/60)	8,278	4,559,530
2.84%, 06/20/30	3,107	2,684,222
3.00%, 01/15/34 (Call 10/15/33)	8,975	7,194,058
3.23%, (Call 01/28/21)	4,398	2,425,047
3.30%, 03/11/41 (Call 09/11/40)	4,696	3,417,417
3.55%, 03/10/51 (Call 09/10/50)	6,198	4,309,876
3.60%, 01/15/72 (Call 07/15/71)	3,495	2,208,384
4.13%, 08/25/27	4,093	3,928,343
5.63%, 11/18/50	8,100	7,800,372
6.55%, 03/14/37	5,226	5,506,251
7.35%, 07/21/25	5,514	5,610,266
8.75%, 11/21/33	9,630	11,559,705
		81,010,262
Philippines — 0.1%
Bangko Sentral ng Pilipinas International Bond, 8.60%, 06/15/27	595	644,643
Philippine Government International Bond
1.65%, 06/10/31	7,721	6,100,705
1.95%, 01/06/32	1,920	1,524,866
2.46%, 05/05/30	6,274	5,386,013
2.65%, 12/10/45	5,850	3,729,749
2.95%, 05/05/45	6,107	4,124,204
3.00%, 02/01/28	8,766	8,124,770
Security	Par (000)	Value

Philippines (continued)
3.20%, 07/06/46	$9,563	$6,637,126
3.23%, 03/29/27	2,475	2,344,325
3.56%, 09/29/32	1,888	1,662,286
3.70%, 03/01/41	8,249	6,541,684
3.70%, 02/02/42	8,634	6,773,009
3.75%, 01/14/29	6,661	6,245,925
3.95%, 01/20/40	8,200	6,803,563
4.20%, 03/29/47	4,505	3,656,302
4.63%, 07/17/28(b)	1,645	1,613,034
5.00%, 07/17/33	7,165	7,026,578
5.00%, 01/13/37	5,830	5,623,838
5.17%, 10/13/27	3,039	3,038,004
5.25%, 05/14/34	160	160,195
5.50%, 03/30/26	6,711	6,735,880
5.50%, 01/17/48(b)	5,460	5,411,663
5.60%, 05/14/49	50	50,089
5.61%, 04/13/33	2,065	2,111,389
5.95%, 10/13/47(b)	2,310	2,404,287
6.38%, 01/15/32	5,362	5,716,909
6.38%, 10/23/34	8,061	8,727,828
7.75%, 01/14/31	6,913	7,868,015
9.50%, 02/02/30	4,104	4,959,420
		131,746,299
Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26	8,890	8,609,577
4.63%, 03/18/29 (Call 02/18/29)	990	971,734
4.88%, 10/04/33 (Call 07/04/33)	10,590	10,232,591
5.13%, 09/18/34 (Call 06/18/34)	7,064	6,888,003
5.50%, 11/16/27 (Call 08/16/27)	5,916	6,006,936
5.50%, 04/04/53 (Call 10/04/52)	9,655	9,355,753
5.50%, 03/18/54 (Call 09/18/53)	7,760	7,464,547
5.75%, 11/16/32 (Call 08/16/32)	6,520	6,724,714
		56,253,855
South Korea — 0.1%
Export-Import Bank of Korea
0.63%, 02/09/26	260	241,123
0.75%, 09/21/25	985	929,077
1.13%, 12/29/26	1,705	1,542,955
1.25%, 09/21/30	3,355	2,671,150
1.38%, 02/09/31	1,650	1,308,586
1.63%, 01/18/27	2,165	1,984,502
2.13%, 01/18/32(b)	2,025	1,649,749
2.38%, 04/21/27	1,950	1,812,208
2.50%, 06/29/41	5,038	3,500,404
2.63%, 05/26/26	3,667	3,494,085
3.25%, 11/10/25	3,450	3,352,821
3.25%, 08/12/26	2,880	2,767,543
4.25%, 09/15/27	850	829,873
4.50%, 01/11/29	860	846,991
4.50%, 09/15/32(b)	2,410	2,311,831
4.63%, 01/11/27	1,490	1,474,340
4.63%, 01/11/34(b)	2,540	2,444,220
4.88%, 01/11/26	610	606,820
5.00%, 01/11/28	1,890	1,893,488
5.13%, 09/18/28	680	685,057
5.13%, 01/11/33	3,730	3,731,809
5.13%, 09/18/33	1,420	1,421,834
5.38%, 09/18/25(b)	762	762,474

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
Korea Development Bank (The)
0.80%, 04/27/26	$1,270	$1,170,555
1.38%, 04/25/27	1,840	1,659,577
4.00%, 09/08/25	1,290	1,268,312
4.25%, 09/08/32	5,880	5,543,643
4.38%, 02/15/28	1,635	1,604,412
4.38%, 02/15/33	7,298	6,922,672
4.50%, 02/15/29	2,670	2,627,486
4.63%, 02/15/27	430	425,454
5.38%, 10/23/26(b)	700	703,276
5.38%, 10/23/28	1,050	1,068,894
5.63%, 10/23/33	2,055	2,132,037
Korea International Bond
1.00%, 09/16/30	2,880	2,296,433
1.75%, 10/15/31	3,255	2,657,762
2.50%, 06/19/29	4,015	3,612,854
2.75%, 01/19/27(b)	5,699	5,394,739
3.50%, 09/20/28	1,915	1,822,174
3.88%, 09/20/48	873	717,545
4.13%, 06/10/44	956	839,717
5.63%, 11/03/25	640	643,350
		85,373,832
Supranational — 0.7%
African Development Bank
0.88%, 03/23/26	6,580	6,116,687
0.88%, 07/22/26	7,183	6,599,817
3.38%, 07/07/25	994	974,800
4.38%, 11/03/27	4,430	4,377,266
4.38%, 03/14/28	4,800	4,741,911
4.63%, 01/04/27	1,490	1,483,097
5.75%, (Call 05/07/34), (5-year CMT + 1.575%)(a)(g)	70	66,820
Asian Development Bank
0.38%, 09/03/25	5,575	5,255,921
0.50%, 02/04/26	8,900	8,262,478
0.75%, 10/08/30(b)	3,064	2,422,371
1.00%, 04/14/26	12,610	11,727,261
1.25%, 06/09/28	2,245	1,966,009
1.50%, 01/20/27	6,235	5,732,273
1.50%, 03/04/31	2,499	2,052,554
1.75%, 08/14/26	3,090	2,891,207
1.75%, 09/19/29	8,757	7,587,009
1.88%, 03/15/29	1,375	1,214,528
1.88%, 01/24/30	8,326	7,198,089
2.00%, 04/24/26	8,440	7,991,128
2.38%, 08/10/27	1,440	1,341,021
2.50%, 11/02/27	6,837	6,363,499
2.63%, 01/12/27	6,074	5,753,477
2.75%, 01/19/28	7,375	6,897,758
3.13%, 08/20/27	4,805	4,574,894
3.13%, 09/26/28	1,319	1,242,131
3.13%, 04/27/32	1,220	1,100,133
3.75%, 04/25/28	7,940	7,679,318
3.88%, 09/28/32(b)	2,800	2,654,561
3.88%, 06/14/33	5,010	4,733,426
4.00%, 01/12/33	14,851	14,189,954
4.13%, 01/12/27	5,940	5,842,255
4.13%, 01/12/34	500	480,963
4.25%, 01/09/26	4,737	4,679,473
4.38%, 03/06/29	3,795	3,755,866
4.50%, 08/25/28	8,395	8,346,670
Security	Par (000)	Value

Supranational (continued)
4.63%, 06/13/25	$1,075	$1,068,362
4.88%, 05/21/26	50	49,923
4.88%, 09/26/28 (Call 09/26/26)	20	19,815
5.82%, 06/16/28	5,920	6,134,299
6.22%, 08/15/27	980	1,014,463
6.38%, 10/01/28(b)	1,205	1,269,057
Asian Infrastructure Investment Bank (The)
0.50%, 01/27/26	7,290	6,768,487
3.38%, 06/29/25	1,905	1,867,257
3.75%, 09/14/27	3,350	3,246,598
4.00%, 01/18/28	4,535	4,424,834
4.25%, 03/13/34	5,510	5,327,915
4.88%, 09/14/26(b)	1,958	1,957,142
Corp. Andina de Fomento
2.25%, 02/08/27	985	909,282
5.00%, 01/24/29	4,610	4,571,667
Council of Europe Development Bank
0.88%, 09/22/26(b)	190	173,530
3.00%, 06/16/25	755	737,672
3.63%, 01/26/28	970	934,825
4.13%, 01/24/29	1,080	1,057,575
Council Of Europe Development Bank, 3.75%, 05/25/26	4,365	4,266,378
European Bank for Reconstruction & Development
0.50%, 11/25/25	6,790	6,350,687
0.50%, 01/28/26	1,633	1,516,996
4.13%, 01/25/29	1,480	1,449,170
4.25%, 03/13/34	5,115	4,962,671
4.38%, 03/09/28	855	845,466
European Investment Bank
0.38%, 12/15/25	4,370	4,071,316
0.38%, 03/26/26	4,891	4,506,419
0.63%, 07/25/25	11,562	10,983,472
0.63%, 10/21/27	1,072	936,762
0.75%, 10/26/26	7,645	6,950,078
0.75%, 09/23/30	1,335	1,058,889
0.88%, 05/17/30	4,555	3,681,180
1.25%, 02/14/31	11,669	9,471,404
1.38%, 03/15/27	17,170	15,673,652
1.63%, 10/09/29	4,440	3,823,826
1.63%, 05/13/31	605	501,247
1.75%, 03/15/29	7,655	6,724,914
2.13%, 04/13/26	6,770	6,437,684
2.38%, 05/24/27	4,021	3,763,646
2.75%, 08/15/25	3,440	3,344,378
3.25%, 11/15/27	2,680	2,557,847
3.63%, 07/15/30	16,660	15,815,071
3.75%, 02/14/33	12,915	12,162,993
3.88%, 03/15/28	3,868	3,762,690
4.00%, 02/15/29	1,020	993,786
4.13%, 02/13/34	15,500	14,915,401
4.38%, 03/19/27	250	247,452
4.50%, 10/16/28	1,035	1,030,323
4.88%, 02/15/36	7,346	7,472,853
Inter-American Development Bank
0.63%, 07/15/25	2,745	2,609,949
0.63%, 09/16/27	2,150	1,884,155
0.88%, 04/20/26	16,795	15,573,917
1.13%, 07/20/28	10,360	9,008,380
1.13%, 01/13/31	12,126	9,735,934

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
1.50%, 01/13/27	$790	$726,755
2.00%, 06/02/26	7,525	7,106,478
2.00%, 07/23/26	4,958	4,669,247
2.25%, 06/18/29	9,554	8,548,215
2.38%, 07/07/27	7,344	6,845,042
3.13%, 09/18/28	9,635	9,068,128
3.20%, 08/07/42	4,415	3,493,150
3.50%, 09/14/29	1,755	1,664,039
3.50%, 04/12/33	6,935	6,368,869
3.88%, 10/28/41	6,149	5,358,619
4.00%, 01/12/28	5,206	5,084,629
4.13%, 02/15/29	1,580	1,548,064
4.38%, 02/01/27	2,530	2,504,089
4.38%, 01/24/44	3,235	2,994,592
4.50%, 05/15/26(b)	4,460	4,422,556
4.50%, 09/13/33	4,585	4,538,507
7.00%, 06/15/25	10	10,153
Inter-American Investment Corp.
4.13%, 02/15/28	1,005	979,659
4.25%, 02/14/29	520	509,219
4.75%, 09/19/28	853	851,395
International Bank for Reconstruction & Development
0.38%, 07/28/25	17,660	16,722,458
0.50%, 10/28/25	26,111	24,500,996
0.60%, 02/18/26	20	18,435
0.65%, 02/10/26 (Call 08/10/24)	49	45,206
0.75%, 11/24/27	11,265	9,853,062
0.75%, 08/26/30	8,518	6,758,152
0.85%, 02/10/27 (Call 08/10/24)	90	79,428
0.88%, 07/15/26	10,075	9,274,023
0.88%, 05/14/30	12,630	10,200,402
1.13%, 09/13/28	23,102	19,991,605
1.25%, 02/10/31(b)	15,305	12,372,215
1.38%, 04/20/28	19,930	17,625,657
1.63%, 11/03/31(b)	23,104	18,820,563
1.75%, 10/23/29	12,747	11,024,511
1.88%, 10/27/26	6,040	5,639,247
2.50%, 07/29/25	18,244	17,704,059
2.50%, 11/22/27	15,835	14,736,253
2.50%, 03/29/32	3,131	2,705,780
3.13%, 11/20/25	3,606	3,507,041
3.13%, 06/15/27	11,470	10,955,687
3.50%, 07/12/28	17,296	16,570,156
3.63%, 09/21/29	6,640	6,334,375
3.88%, 02/14/30(b)	13,075	12,601,566
4.00%, 07/25/30	5,365	5,194,749
4.00%, 01/10/31	21,379	20,641,479
4.50%, 04/10/31	2,365	2,351,845
4.63%, 08/01/28	4,145	4,143,393
4.75%, 04/10/26	1,350	1,345,080
4.75%, 11/14/33(b)	13,762	13,919,049
4.75%, 02/15/35(b)	1,212	1,211,728
5.67%, 02/01/34 (Call 02/01/25)	320	314,851
International Finance Corp.
0.38%, 07/16/25	1,027	973,842
0.75%, 10/08/26(b)	3,865	3,519,206
0.75%, 08/27/30	890	706,456
2.13%, 04/07/26	1,028	977,540
3.63%, 09/15/25	1,075	1,054,794
4.38%, 01/15/27	1,375	1,361,235
Security	Par (000)	Value

Supranational (continued)
4.50%, 07/13/28	$975	$970,087
Nordic Investment Bank
0.38%, 09/11/25	3,115	2,933,688
0.50%, 01/21/26	1,180	1,097,079
3.38%, 09/08/27	915	876,941
4.25%, 02/28/29	990	974,353
4.38%, 03/14/28	1,215	1,200,486
5.00%, 10/15/25	4,235	4,228,264
		804,248,741
Sweden — 0.0%
Svensk Exportkredit AB
0.50%, 08/26/25	5,475	5,164,866
2.25%, 03/22/27	4,233	3,940,195
4.00%, 07/15/25	470	463,166
4.13%, 06/14/28	2,425	2,365,383
4.25%, 02/01/29	1,515	1,486,107
4.38%, 02/13/26	660	651,548
4.63%, 11/28/25	3,830	3,796,757
4.88%, 09/14/26	425	423,915
4.88%, 10/04/30	3,175	3,188,930
		21,480,867
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	3,607	3,103,085
4.38%, 10/27/27	14,705	14,521,270
4.38%, 01/23/31 (Call 10/23/30)	14,566	14,086,142
4.98%, 04/20/55	10,236	9,274,133
5.10%, 06/18/50	13,447	12,576,759
5.75%, 10/28/34 (Call 07/28/34)	7,865	8,143,025
7.63%, 03/21/36	5,301	6,282,703
		67,987,117
Total Foreign Government Obligations — 2.0%
(Cost: $2,385,521,326)		2,153,966,393

Municipal Debt Obligations

Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority RB, 2.65%, 09/01/37 (Call 09/01/31)	1,150	900,834

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	1,875	1,755,654

California — 0.2%
Bay Area Toll Authority RB, 3.13%, 04/01/55 (Call 04/01/31)	470	320,343
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	4,735	5,123,790
Series S-1, 7.04%, 04/01/50	4,300	5,015,840
Series S-3, 6.91%, 10/01/50	3,205	3,707,487
California Earthquake Authority RB, 5.60%, 07/01/27	1,255	1,252,288
California Health Facilities Financing Authority RB
4.19%, 06/01/37 (Call 06/01/32)	325	296,638
4.35%, 06/01/41 (Call 06/01/32)(b)	1,905	1,726,965
California State University RB Class B, 2.72%, 11/01/52	910	599,162

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
2.94%, 11/01/52 (Call 11/01/31)	$1,000	$672,238
Class B, 2.98%, 11/01/51 (Call 05/01/51)	3,315	2,274,818
5.18%, 11/01/53 (Call 11/01/33)(b)	2,535	2,460,592
Series E, 2.90%, 11/01/51 (Call 11/01/30)	1,895	1,338,940
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, 4.24%, 05/15/48 (Call 05/15/32) (AGM)	455	386,332
City of San Francisco California Public Utilities Commission Water Revenue RB BAB, Series B, 6.00%, 11/01/40	2,500	2,573,501
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	4,612,172
Foothill-Eastern Transportation Corridor Agency RB
3.92%, 01/15/53 (Call 01/15/30)	1,025	797,359
Series A, 4.09%, 01/15/49 (Call 01/15/30)	2,040	1,657,821
Golden State Tobacco Securitization Corp. RB
Class B, 2.75%, 06/01/34 (Call 06/01/31)	1,270	1,055,763
Class B, 3.00%, 06/01/46	680	625,940
3.12%, 06/01/38 (Call 06/01/31) (SAP)	1,000	793,040
Class B, 3.29%, 06/01/42 (Call 06/01/31)	2,790	2,115,062
3.49%, 06/01/36 (Call 12/01/31)	230	185,528
3.71%, 06/01/41 (Call 12/01/31)	830	632,757
3.85%, 06/01/50 (Call 12/01/31)	1,175	1,099,839
4.21%, 06/01/50 (Call 12/01/31)	1,535	1,123,740
Los Angeles Community College
District/CA GO
1.81%, 08/01/30	5,000	4,278,043
2.11%, 08/01/32 (Call 08/01/30)(b)	3,000	2,498,925
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	1,100	1,258,622
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB BAB, Series A, 5.74%, 06/01/39	2,315	2,345,463
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,321,246
Los Angeles Department of Water & Power RB BAB
Series A, 6.60%, 07/01/50	385	431,800
Series D, 6.57%, 07/01/45	2,970	3,264,708
Regents of the University of California Medical Center Pooled Revenue RB
3.01%, 05/15/50 (Call 11/15/49)	1,400	937,116
Class A, 3.71%, 05/15/20 (Call 11/15/19)	2,600	1,680,582
4.13%, 05/15/32 (Call 02/15/32)	1,550	1,458,436
4.56%, 05/15/53	895	784,061
Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)(b)	1,835	1,206,773
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, Class H, 6.55%, 05/15/48	2,575	2,812,962
Series F, 6.58%, 05/15/49	3,015	3,312,579
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,905	1,959,475
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	2,350	2,473,906
San Joaquin Hills Transportation Corridor Agency RB, 3.49%, 01/15/50 (Call 01/15/32)	1,600	1,191,193
Security	Par (000)	Value

California (continued)
State of California GO
1.70%, 02/01/28	$140	$125,177
2.50%, 10/01/29	6,000	5,330,186
3.38%, 04/01/25	3,000	2,950,037
3.50%, 04/01/28	910	865,777
4.50%, 04/01/33 (Call 04/01/28)(b)	2,750	2,642,720
4.60%, 04/01/38 (Call 04/01/28)	2,170	2,046,811
5.13%, 03/01/38 (Call 03/01/33)(b)	1,000	983,573
5.15%, 09/01/34	5,000	5,050,859
5.20%, 03/01/43 (Call 03/01/33)(b)	1,790	1,766,407
5.75%, 10/01/31	1,400	1,458,577
5.88%, 10/01/41 ( 10/01/33)	5,000	5,195,932
Series A, 3.05%, 04/01/29	1,110	1,030,247
State of California GO BAB
7.30%, 10/01/39	5,220	6,004,127
7.35%, 11/01/39	3,130	3,614,791
7.50%, 04/01/34(b)	8,325	9,588,339
7.55%, 04/01/39	12,470	14,897,194
7.60%, 11/01/40	7,575	9,144,225
7.63%, 03/01/40(b)	4,350	5,183,686
University of California RB
Series AD, 4.86%, 05/15/12	3,285	2,865,407
Series AQ, 4.77%, 12/31/99	835	712,090
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	2,925	2,854,164
Series BD, 3.35%, 07/01/29(b)	4,730	4,385,503
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	950	911,141
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	775	697,890
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	2,990	2,477,533
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	3,110	2,148,093
		170,594,331
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	700	732,153

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	4,765	4,994,521

District of Columbia — 0.0%
District of Columbia Income Tax Revenue RB BAB, Series E, 5.59%, 12/01/34	700	706,332
District of Columbia Water & Sewer Authority RB
3.21%, 10/01/48 (Call 10/01/29)	1,000	739,796
4.81%, 10/01/14	1,690	1,476,399
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	1,570,712
		4,493,239
Florida — 0.0%
County of Broward FL Airport System Revenue RB, 3.48%, 10/01/43 (Call 10/01/29)	250	200,985
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	985	884,182
County of Miami-Dade FL Transit System RB, Series B, 2.60%, 07/01/42 (Call 07/01/30)	1,300	942,908
County of Miami-Dade Seaport Department RB, 6.22%, 11/01/55 (Call 11/01/33)	245	256,222

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
State Board of Administration Finance Corp. RB
1.26%, 07/01/25(b)	$4,385	$4,192,881
1.71%, 07/01/27	3,250	2,926,904
2.15%, 07/01/30(b)	5,902	4,955,840
5.53%, 07/01/34 (Call 01/01/34)	4,000	4,025,433
		18,385,355
Georgia — 0.0%
City of Atlanta GA Water & Wastewater Revenue RB, 2.26%, 11/01/35 (Call 11/01/30)	1,330	1,033,303
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,741	4,157,105
Project M, Series 2010-A, 6.66%, 04/01/57	3,274	3,645,214
Project P, Series 2010-A, 7.06%, 04/01/57	309	347,291
		9,182,913
Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46(b)	580	400,991

Illinois — 0.1%
Chicago O'Hare International Airport RB
Series C, 4.47%, 01/01/49(b)	1,050	935,246
Series C, 4.57%, 01/01/54(b)	2,450	2,180,782
Chicago O'Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	500	533,862
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, 6.90%, 12/01/40	4,298	4,739,931
Series B, 6.90%, 12/01/40(b)	3,639	4,012,422
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	1,820	1,909,722
Sales Tax Securitization Corp. RB
3.24%, 01/01/42	5,125	4,053,374
3.82%, 01/01/48	135	108,659
State of Illinois GO, 5.10%, 06/01/33	32,923	32,238,279
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	3,343	3,576,815
		54,289,092
Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51(b)	645	459,253

Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51	605	411,502
State of Kansas Department of Transportation RB BAB, 4.60%, 09/01/35	500	475,491
		886,993
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB
3.62%, 02/01/29 ( 02/01/27)	1,192	1,163,351
4.15%, 02/01/33 ( 02/01/31)	2,280	2,178,846
4.28%, 02/01/36 ( 02/01/34)	1,560	1,451,093
4.48%, 08/01/39 ( 08/01/37)	1,710	1,584,054
5.05%, 12/01/34 ( 12/01/32)	1,705	1,679,299
5.08%, 06/01/31 ( 06/01/29)	1,533	1,525,051
5.20%, 12/01/39 ( 12/01/37)	3,975	3,914,674
Security	Par (000)	Value

Louisiana (continued)
State of Louisiana Gasoline & Fuels Tax Revenue RB, 2.95%, 05/01/41	$1,185	$886,918
		14,383,286
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority RB, Class D, 3.05%, 07/01/40 (Call 01/01/40)	2,500	1,861,304

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, 2.90%, 09/01/49	2,675	1,822,455
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	1,950	1,936,604
Series E, 5.46%, 12/01/39	3,700	3,708,858
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	2,900	2,772,520
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	1,435	1,448,007
Massachusetts School Building Authority RB
3.40%, 10/15/40 (Call 10/15/29)	1,755	1,423,114
Series B, 1.75%, 08/15/30	2,250	1,921,304
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,083,134
Massachusetts Water Resources Authority RB, 2.82%, 08/01/41 (Call 08/01/31)	925	726,135
		16,842,131
Michigan — 0.0%
Michigan Finance Authority RB
3.08%, 12/01/34	2,110	1,807,181
3.38%, 12/01/40	845	682,778
Michigan State Building Authority RB, 2.71%, 10/15/40 (Call 10/15/30)	1,250	937,951
Michigan State University RB, 4.17%, 08/15/22 (Call 02/15/22)	2,675	2,015,553
Michigan Strategic Fund RB, 3.23%, 09/01/47 (Call 09/01/31)	460	344,759
University of Michigan RB
2.56%, 04/01/50 (Call 10/01/49)	3,000	1,896,394
3.50%, 04/01/52 (Call 10/01/51)	1,089	822,179
3.60%, 04/01/47	1,800	1,498,526
4.45%, 12/31/99 (Call 10/01/21)	5,580	4,536,466
Series B, 2.44%, 04/01/40 (Call 10/01/39)	2,862	2,031,446
		16,573,233
Minnesota — 0.0%
University of Minnesota RB, 4.05%, 04/01/52 Call(b)	1,924	1,626,508

Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	1,000	997,700

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	4,730	3,472,671

Nebraska — 0.0%
University of Nebraska Facilities Corp. (The) RB, Series A, Class A, 3.04%, 10/01/49	2,000	1,440,572

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	$850	$956,652

New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	5,874	6,219,812
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40(b)	6,979	8,193,044
New Jersey Transportation Trust Fund
Authority RB BAB
Series B, 6.56%, 12/15/40	2,650	2,878,165
Series C, 5.75%, 12/15/28	3,100	3,107,705
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	4,730	5,363,680
Rutgers The State University of New Jersey RB 3.27%, 05/01/43	1,000	787,658
Series P, 3.92%, 05/01/19 (Call 11/01/18)(b)	1,475	1,029,335
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	900	907,568
		28,486,967
New York — 0.1%
City of New York GO, 5.26%, 10/01/52	500	501,822
City of New York GO BAB
Series A-2, 5.21%, 10/01/31	2,000	1,985,405
Series C-1, 5.52%, 10/01/37	3,000	3,007,658
Series F1, 6.27%, 12/01/37	2,755	2,927,540
City of New York NY GO, 5.83%, 10/01/53	3,000	3,244,225
Metropolitan Transportation Authority RB BAB 7.34%, 11/15/39	3,265	3,827,354
Series 2010-A, 6.67%, 11/15/39	50	53,450
Series A, 5.87%, 11/15/39	160	160,527
Series B, 6.65%, 11/15/39	220	234,497
Series E, 6.81%, 11/15/40	1,830	1,991,749
New York City Municipal Water Finance Authority RB, 5.88%, 06/15/44	3,200	3,267,826
New York City Municipal Water Finance
Authority RB BAB
5.44%, 06/15/43(b)	1,385	1,342,654
5.72%, 06/15/42(b)	3,145	3,151,690
6.01%, 06/15/42(b)	1,860	1,923,917
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	2,235	2,232,419
5.57%, 11/01/38	2,100	2,113,013
Series C-2, 5.77%, 08/01/36	1,815	1,850,983
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	2,325	2,318,544
Series F, 5.63%, 03/15/39	2,725	2,745,358
New York State Urban Development Corp. RB, Series B, 3.90%, 03/15/33 (Call 09/15/28)	290	270,707
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	5,380	5,433,272
Port Authority of New York & New Jersey RB
3.14%, 02/15/51 (Call 08/15/31)	1,145	830,535
3.29%, 08/01/69(b)	1,300	855,228
4.03%, 09/01/48	1,440	1,185,123
5.07%, 07/15/53(b)	2,820	2,725,566
Series 164, 5.65%, 11/01/40(b)	2,255	2,333,549
Series 165, 5.65%, 11/01/40(b)	1,795	1,864,900
Series 168, 4.93%, 10/01/51	2,650	2,495,721
Security	Par (000)	Value

New York (continued)
Series 174, 4.46%, 10/01/62	$6,585	$5,707,330
Series 181, 4.96%, 08/01/46(b)	2,000	1,886,848
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	1,000	972,803
Series 192, 4.81%, 10/15/65	4,235	3,888,092
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	675	447,043
		69,777,348
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51 (Call 01/15/50)	1,100	763,504

Ohio — 0.0%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	4,075	5,262,385
JobsOhio Beverage System RB
2.83%, 01/01/38	1,950	1,538,659
4.43%, 01/01/33	285	278,947
Series B, 4.53%, 01/01/35	2,400	2,323,501
Ohio State University (The) RB, Series A, 4.80%, 06/01/11(b)	350	303,564
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40(b)	1,905	1,820,963
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/48 (Call 02/15/30)(b)	1,775	1,311,649
		12,839,668
Oklahoma — 0.0%
Oklahoma Development Finance Authority RB
4.38%, 11/01/45 ( 11/01/40)	715	649,836
4.62%, 06/01/44	1,655	1,532,866
4.71%, 05/01/52 ( 05/01/47)	520	478,735
5.09%, 02/01/52	680	643,975
		3,305,412
Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	50	49,998
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,004,661
Oregon State University RB, 3.42%, 03/01/60 (Call 03/01/30) (BAM)	1,100	775,249
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	2,085	2,132,493
State of Oregon GO, 5.89%, 06/01/27	8,020	8,129,550
		12,091,951
Pennsylvania — 0.0%
City of Philadelphia PA Water & Wastewater Revenue RB, 2.93%, 07/01/45 (Call 07/01/31)	1,030	758,699
Commonwealth Financing Authority RB
Class A, 2.99%, 06/01/42(b)	1,130	836,175
Series A, 4.14%, 06/01/38	50	45,324
Pennsylvania State University (The) RB
2.79%, 09/01/43	1,750	1,274,812
2.84%, 09/01/50	975	664,524
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45	1,000	983,558
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19 (Call 03/15/19)	2,000	1,284,522
		5,847,614

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina — 0.0%
South Carolina Public Service Authority RB BAB, Series C, 6.45%, 01/01/50	$1,000	$1,089,844

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	1,000	972,636

Texas — 0.1%
Board of Regents of the University of Texas System RB, Series B, 2.44%, 08/15/49 (Call 02/15/49)	765	473,020
Board of Regents of the University of Texas System RB BAB, Series C, 4.79%, 08/15/46	2,400	2,276,651
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB 5.81%, 02/01/41	1,875	1,888,898
Series C, 5.99%, 02/01/39	1,000	1,042,834
Dallas Area Rapid Transit RB, 2.61%, 12/01/48 (Call 12/01/31)	2,895	1,940,089
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(b)	3,250	3,078,363
Series B, 6.00%, 12/01/44	400	415,479
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	780,218
Dallas County Hospital District GOL BAB,
Series C, 5.62%, 08/15/44	1,250	1,249,195
Dallas Fort Worth International Airport RB 2.84%, 11/01/46 (Call 11/01/31)	220	157,542
Class A, 2.99%, 11/01/38	1,200	982,748
4.09%, 11/01/51(b)	1,245	1,027,052
4.51%, 11/01/51 (Call 11/01/32)	4,305	3,801,146
Series A, Class A, 3.14%, 11/01/45	1,405	1,047,871
Series C, Class C, 2.92%, 11/01/50(b)	2,670	1,859,991
Series C, Class C, 3.09%, 11/01/40 (Call 11/01/30)	340	264,997
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 07/01/24) (PSF)	400	400,927
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	4,805	3,348,755
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	4,120	4,639,379
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	2,000	1,639,553
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	2,125	1,603,703
State of Texas GO BAB
5.52%, 04/01/39	5,300	5,409,671
Series A, 4.63%, 04/01/33	1,255	1,221,209
Series A, 4.68%, 04/01/40	2,550	2,376,652
Texas Natural Gas Securitization Finance Corp. RB
5.10%, 04/01/35	8,240	8,238,619
5.17%, 04/01/41	6,200	6,140,479
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	3,350	2,707,371
Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	$2,505	$1,712,276
Texas Transportation Commission State Highway Fund RB, First Class, 5.18%, 04/01/30	5,115	5,089,253
		66,813,941
Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)	2,790	1,627,637
2.58%, 11/01/51 (Call 05/01/51)	1,000	621,582
Series A, 3.23%, 12/31/99 (Call 03/01/19)	790	465,348
Series C, 4.18%, 09/01/17 (Call 03/01/17)	840	640,858
		3,355,425
Washington — 0.0%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB BAB, 5.49%, 11/01/39	1,200	1,199,109

Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	135	135,446
Series C, 3.15%, 05/01/27	2,580	2,460,823
		2,596,269

Total Municipal Debt Obligations — 0.5%
(Cost: $614,555,613)		534,369,074

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 26.2%
Federal Home Loan Mortgage Corp.
2.50%, 10/01/27	62	59,580
2.50%, 02/01/28	784	755,806
2.50%, 01/01/30	7,430	7,019,678
2.50%, 03/01/31	73	67,983
2.50%, 08/01/31	2,327	2,172,710
2.50%, 10/01/31	5,414	5,031,228
2.50%, 11/01/31	32	29,984
2.50%, 12/01/31	8,319	7,719,752
2.50%, 02/01/32	10,232	9,506,239
2.50%, 08/01/32	120	110,568
2.50%, 01/01/33	8,888	8,231,606
2.50%, 02/01/33	23	21,653
2.50%, 04/01/33	1,076	990,862
3.00%, 11/01/26	119	115,691
3.00%, 01/01/27	56	54,178
3.00%, 02/01/27	136	132,133
3.00%, 04/01/27	102	99,525
3.00%, 05/01/27	851	825,947
3.00%, 06/01/27	769	747,224
3.00%, 07/01/27	39	38,102
3.00%, 08/01/27	116	112,162
3.00%, 09/01/27	470	456,067
3.00%, 11/01/27	207	200,413
3.00%, 12/01/27	95	92,302
3.00%, 01/01/28	24	23,662
3.00%, 11/01/28	98	94,541
3.00%, 01/01/29	145	139,811
3.00%, 03/01/29	432	414,319
3.00%, 05/01/29	16,241	15,671,726
3.00%, 05/01/30	2,847	2,706,218

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 06/01/30	$1,523	$1,455,981
3.00%, 07/01/30	3,438	3,265,896
3.00%, 12/01/30	8,133	7,706,567
3.00%, 02/01/31	2,558	2,418,347
3.00%, 05/01/31	5,335	5,037,915
3.00%, 06/01/31	3,956	3,732,929
3.00%, 08/01/31	32	30,519
3.00%, 12/01/31	20	18,375
3.00%, 02/01/32	74	69,946
3.00%, 07/01/32	6,069	5,715,402
3.00%, 09/01/32	8	7,861
3.00%, 02/01/33	14	12,993
3.00%, 05/01/33	1,422	1,320,634
3.00%, 06/01/42	421	371,506
3.00%, 10/01/42	177	156,468
3.00%, 01/01/43	459	405,033
3.00%, 02/01/43	11,136	9,826,365
3.00%, 12/01/44	32	27,952
3.00%, 04/01/45	262	226,963
3.00%, 08/01/45	169	146,400
3.00%, 12/01/45	13	11,305
3.00%, 01/01/46	957	830,747
3.00%, 02/01/46	112	97,063
3.00%, 07/01/46	2,150	1,862,000
3.00%, 08/01/46	38,966	33,751,684
3.00%, 09/01/46	15,487	13,550,938
3.00%, 10/01/46	30,277	26,331,517
3.00%, 11/01/46	22,730	19,689,690
3.00%, 12/01/46	52,301	45,302,365
3.00%, 01/01/47	12,259	10,618,468
3.00%, 02/01/47	26,232	22,723,341
3.00%, 03/01/47	132	114,043
3.00%, 04/01/47	340	294,121
3.00%, 05/01/47	20,506	17,869,022
3.00%, 06/01/47	21,276	18,427,479
3.00%, 08/01/47	2,731	2,365,161
3.00%, 09/01/47	613	532,242
3.00%, 10/01/47	6,791	5,881,780
3.00%, 11/01/47	10	8,542
3.00%, 01/01/48	14	12,023
3.00%, 11/01/48	1,013	866,942
3.00%, 03/01/49	181	154,318
3.00%, 05/01/49	217	187,811
3.00%, 06/01/49	159	135,763
3.50%, 11/01/25	264	259,889
3.50%, 03/01/26	333	327,413
3.50%, 06/01/26	75	73,688
3.50%, 03/01/32	543	518,350
3.50%, 05/01/32	1,526	1,456,702
3.50%, 09/01/32	1,213	1,158,233
3.50%, 06/01/33	94	89,486
3.50%, 07/01/33	4,924	4,693,054
3.50%, 11/01/33	14	13,413
3.50%, 06/01/34	4,216	3,998,400
3.50%, 03/01/38	3,173	2,962,199
3.50%, 06/01/38	854	793,192
3.50%, 09/01/38	566	525,913
3.50%, 02/01/42	50	45,834
3.50%, 05/01/42	5	4,647
3.50%, 09/01/42	8	7,234
3.50%, 10/01/42	6,566	5,971,542
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 11/01/42	$505	$458,898
3.50%, 01/01/43	10	8,718
3.50%, 04/01/43	3,646	3,311,818
3.50%, 06/01/43	692	629,130
3.50%, 07/01/43	1,185	1,076,965
3.50%, 08/01/43	4,285	3,893,023
3.50%, 10/01/43	982	891,741
3.50%, 01/01/44	11,129	10,118,484
3.50%, 02/01/44	5,818	5,285,674
3.50%, 09/01/44	4,416	4,000,479
3.50%, 10/01/44	6,474	5,841,521
3.50%, 11/01/44	84	74,543
3.50%, 12/01/45	8,515	7,597,226
3.50%, 01/01/46	185	165,974
3.50%, 03/01/46	23,546	21,197,260
3.50%, 05/01/46	3,059	2,751,864
3.50%, 06/01/46	90	80,709
3.50%, 07/01/46	4,100	3,684,383
3.50%, 08/01/46	2,892	2,597,885
3.50%, 09/01/46	4,558	4,096,552
3.50%, 10/01/46	857	768,072
3.50%, 11/01/46	623	559,042
3.50%, 12/01/46	3,461	3,099,368
3.50%, 01/01/47	1,777	1,592,573
3.50%, 02/01/47	4,666	4,185,493
3.50%, 03/01/47	3,022	2,709,156
3.50%, 04/01/47	6,792	6,081,724
3.50%, 05/01/47	1,385	1,243,642
3.50%, 07/01/47	5,742	5,141,142
3.50%, 08/01/47	16,647	15,017,745
3.50%, 09/01/47	22,078	19,727,861
3.50%, 12/01/47	3,778	3,382,835
3.50%, 01/01/48	17,105	15,441,937
3.50%, 02/01/48	18,261	16,318,312
3.50%, 03/01/48	7,629	6,827,028
3.50%, 04/01/48	1,722	1,554,649
3.50%, 05/01/48	8,387	7,506,369
3.50%, 04/01/49	1,136	1,017,985
3.50%, 05/01/49	3,401	3,032,735
3.50%, 06/01/49	1,577	1,413,179
4.00%, 05/01/25	21	21,031
4.00%, 10/01/25	176	173,743
4.00%, 02/01/26	105	103,737
4.00%, 05/01/26	224	220,291
4.00%, 12/01/32	1,074	1,036,674
4.00%, 05/01/33	1,664	1,612,980
4.00%, 09/01/41	2,487	2,330,913
4.00%, 02/01/42	2,073	1,943,288
4.00%, 03/01/42	456	426,490
4.00%, 06/01/42	3,066	2,873,522
4.00%, 08/01/42	1,249	1,169,048
4.00%, 07/01/44	3,351	3,122,995
4.00%, 01/01/45	843	783,730
4.00%, 02/01/45	1,215	1,130,358
4.00%, 06/01/45	1,883	1,749,432
4.00%, 08/01/45	3,231	3,001,646
4.00%, 09/01/45	5,262	4,888,757
4.00%, 01/01/46	1,425	1,323,814
4.00%, 02/01/46	144	133,965
4.00%, 03/01/46	307	284,554
4.00%, 05/01/46	3,159	2,929,977

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 06/01/46	$70	$64,645
4.00%, 07/01/46	2,696	2,508,543
4.00%, 08/01/46	85	79,216
4.00%, 10/01/46	2,531	2,351,679
4.00%, 11/01/46	7,291	6,762,513
4.00%, 02/01/47	3,025	2,805,634
4.00%, 08/01/47	225	208,262
4.00%, 10/01/47	677	625,118
4.00%, 11/01/47	1,252	1,155,749
4.00%, 01/01/48	4,781	4,415,916
4.00%, 02/01/48	7,224	6,675,487
4.00%, 04/01/48	153	140,222
4.00%, 06/01/48	13,385	12,381,354
4.00%, 07/01/48	12,420	11,462,409
4.00%, 08/01/48	1,617	1,492,664
4.00%, 09/01/48	3,195	2,948,671
4.00%, 10/01/48	1,729	1,596,956
4.00%, 12/01/48	8,358	7,714,499
4.00%, 01/01/49	1,294	1,193,854
4.50%, 07/01/24	2	2,047
4.50%, 08/01/24	1	596
4.50%, 09/01/24	4	4,138
4.50%, 10/01/24	5	5,349
4.50%, 08/01/30	852	835,606
4.50%, 03/01/39	831	805,452
4.50%, 05/01/39	1,030	998,595
4.50%, 10/01/39	615	596,460
4.50%, 01/01/40	183	177,624
4.50%, 02/01/41	1,279	1,236,187
4.50%, 04/01/41	38	36,656
4.50%, 05/01/41	3,206	3,100,388
4.50%, 05/01/42	3,230	3,123,073
4.50%, 01/01/45	2,346	2,259,529
4.50%, 11/01/45	166	159,707
4.50%, 12/01/45	125	120,737
4.50%, 01/01/46	3,701	3,564,090
4.50%, 03/01/46	177	169,153
4.50%, 04/01/46	538	514,846
4.50%, 05/01/46	316	302,351
4.50%, 07/01/46	105	100,465
4.50%, 08/01/46	275	263,726
4.50%, 09/01/46	2,225	2,140,255
4.50%, 05/01/47	2,009	1,919,704
4.50%, 06/01/47	1,146	1,094,949
4.50%, 11/01/47	126	120,063
4.50%, 05/01/48	6,350	6,047,977
4.50%, 06/01/48	4,972	4,741,537
4.50%, 07/01/48	3,569	3,404,822
4.50%, 09/01/48	170	162,180
4.50%, 10/01/48	6,705	6,415,579
4.50%, 11/01/48	31	29,451
4.50%, 12/01/48	5,929	5,647,963
4.50%, 01/01/49	1,417	1,350,087
4.50%, 05/01/49	12	11,606
5.00%, 08/01/25	121	120,319
5.00%, 04/01/33	2,226	2,210,942
5.00%, 06/01/33	274	272,095
5.00%, 12/01/33	579	575,504
5.00%, 07/01/35	1,050	1,041,443
5.00%, 01/01/36	523	517,807
5.00%, 01/01/37	59	58,711
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 02/01/37	$60	$59,119
5.00%, 02/01/38	315	312,482
5.00%, 03/01/38	2,212	2,191,022
5.00%, 12/01/38	270	267,411
5.00%, 03/01/40	69	68,737
5.00%, 08/01/40	319	315,370
5.00%, 09/01/40	1,409	1,393,572
5.00%, 08/01/41	400	395,297
5.00%, 09/01/47	324	317,576
5.00%, 03/01/48	231	225,869
5.00%, 04/01/48	4,202	4,114,500
5.00%, 05/01/48	1,277	1,250,322
5.00%, 07/01/48	800	783,715
5.00%, 10/01/48	617	603,758
5.00%, 11/01/48	869	850,422
5.00%, 04/01/49	359	350,974
5.00%, 06/01/49	857	837,716
5.50%, 02/01/34	927	934,532
5.50%, 05/01/35	811	820,308
5.50%, 06/01/35	445	450,175
5.50%, 05/01/36	560	565,738
5.50%, 07/01/36	958	968,264
5.50%, 03/01/38	915	926,255
5.50%, 04/01/38	182	184,348
5.50%, 01/01/39	462	466,153
5.50%, 11/01/39	484	488,931
5.98%, 08/01/41, (12-mo. LIBOR US + 1.712%)(a)	131	133,194
6.00%, 10/01/36	520	533,389
6.00%, 02/01/37	430	444,126
6.00%, 11/01/37	1,555	1,607,500
6.00%, 09/01/38	23	23,797
6.03%, 11/01/40, (12-mo. LIBOR US + 1.775%)(a)	9	8,851
6.05%, 12/01/38, (12-mo. LIBOR US + 1.768%)(a)	468	473,962
6.13%, 09/01/41, (12-mo. LIBOR US + 1.880%)(a)	208	210,020
6.15%, 11/01/40, (12-mo. LIBOR US + 1.900%)(a)	78	78,630
6.15%, 01/01/42, (12-mo. LIBOR US + 1.900%)(a)	4	4,069
6.16%, 11/01/40, (12-mo. LIBOR US + 1.910%)(a)	271	274,305
6.20%, 11/01/41, (12-mo. LIBOR US + 1.900%)(a)	146	148,126
6.81%, 05/01/42, (12-mo. LIBOR US + 1.796%)(a)	256	259,634
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.92%, 06/25/32 (Call 07/25/32)	25,000	21,670,287
Series K046, Class A2, 3.21%, 03/25/25 (Call 04/25/25)	4,984	4,892,216
Series K048, Class A2, 3.28%, 06/25/25 (Call 08/25/25), (1-day SOFR + 2.127%)(a)	21,168	20,735,157
Series K052, Class A2, 3.15%, 11/25/25 (Call 01/25/26)	19,250	18,694,646
Series K053, Class A2, 3.00%, 12/25/25 (Call 01/25/26)	15,000	14,513,637

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K059, Class A2, 3.12%, 09/25/26 (Call 10/25/26)(a)	$14,300	$13,689,125
Series K063, Class A2, 3.43%, 01/25/27 (Call 02/25/27)(a)	20,000	19,199,923
Series K066, Class A2, 3.12%, 06/25/27 (Call 07/25/27)	18,250	17,300,320
Series K067, Class A1, 2.90%, 03/25/27 (Call 09/25/27)	6,610	6,388,967
Series K069, Class A2, 3.19%, 09/25/27 (Call 10/25/27)(a)	7,155	6,773,399
Series K072, Class A2, 3.44%, 12/25/27 (Call 12/25/27)	10,000	9,501,767
Series K074, Class A2, 3.60%, 01/25/28 (Call 07/25/28)	10,000	9,540,414
Series K076, Class A2, 3.90%, 04/25/28 (Call 05/25/28)	8,000	7,698,430
Series K081, Class A2, 3.90%, 08/25/28 (Call 12/25/28)(a)	19,091	18,304,785
Series K085, Class A2, 4.06%, 10/25/28 (Call 11/25/28)(a)	20,000	19,283,153
Series K089, Class A2, 3.56%, 01/25/29 (Call 04/25/29)	10,000	9,432,410
Series K100, Class A2, 2.67%, 09/25/29 (Call 10/25/29)	14,000	12,561,083
Series K101, Class A2, 2.52%, 10/25/29 (Call 01/25/30)	31,000	27,570,682
Series K105, Class A2, 1.87%, 01/25/30 (Call 06/25/30)	4,775	4,071,187
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	2,000	1,667,876
Series K110, Class A2, 1.48%, 04/25/30 (Call 05/25/30)	13,200	10,952,289
Series K111, Class A2, 1.35%, 05/25/30 (Call 07/25/30)	5,000	4,099,189
Series K117, Class A2, 1.41%, 08/25/30 (Call 10/25/30)	15,000	12,227,190
Series K126, Class A2, 2.07%, 01/25/31 (Call 05/25/31)	17,440	14,678,467
Series K135, CLASS A2, 2.15%, 10/25/31 (Call 11/25/31)(a)	4,670	3,874,290
Series K1510, Class A3, 3.79%, 01/25/34 (Call 01/25/34)	20,000	18,269,178
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 10/25/34)	10,960	9,725,695
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 10/25/34)	16,190	13,737,942
Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34)	15,500	12,817,921
Series K733, Class A2, 3.75%, 08/25/25 (Call 01/25/26)	13,973	13,697,089
Series K734, Class A2, 3.21%, 02/25/26 (Call 07/25/26)	5,700	5,527,327
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	25,490	22,878,306
Federal National Mortgage Association
3.00%, 02/01/47	8,377	7,423,356
3.00%, 03/01/47	6,677	5,698,056
3.50%, 11/01/51	5,521	4,844,150
4.00%, 02/01/47	9,080	8,475,512
4.00%, 01/01/57	6,172	5,581,757
4.00%, 02/01/57	6,925	6,262,979
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
6.00%, 08/01/41, (12-mo. LIBOR US + 1.750%)(a)	$198	$201,807
6.07%, 10/01/41, (12-mo. LIBOR US + 1.815%)(a)	296	301,943
6.27%, 02/01/42, (12-mo. LIBOR US + 1.805%)(a)	67	66,277
6.43%, 04/01/44, (12-mo. LIBOR US + 1.590%)(a)	168	167,806
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	2,975	2,832,105
Series 2016-M6, Class A2, 2.49%, 05/25/26	7,886	7,500,842
Series 2017, Class A2, 2.96%, 09/25/27(a)	1,696	1,601,872
Series 2017-M4, Class A2, 2.55%, 12/25/26(a)	20,135	18,951,249
Series 2017-M7, Class A2, 2.96%, 02/25/27, (1-day SOFR + 2.127%)(a)	14,174	13,443,095
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	8,054	7,637,692
Series 2018-M10, Class A2, 3.36%, 07/25/28(a)	2,991	2,828,925
Series 2018-M12, Class A2, 3.63%, 08/25/30, (1-day SOFR + 2.127%)(a)	12,300	11,434,071
Series 2018-M13, Class A2, 3.74%, 09/25/30(a)	7,696	7,211,642
Series 2018-M2, Class A2, 2.91%, 01/25/28, (1-day SOFR + 2.127%)(a)	8,339	7,814,858
Series 2019-M2, Class A2, 3.62%, 11/25/28, (1-day SOFR + 2.127%)(a)	5,140	4,888,254
Series 2019-M22, Class A2, 2.52%, 08/25/29	22,255	19,986,602
Series 2021-M13, Class A2, 1.60%, 04/25/31, (1-day SOFR + 2.127%)(a)	17,050	13,760,668
Series 2021-M17, Class A2, 1.71%, 07/25/31, (1-day SOFR + 2.127%)(a)	20,500	16,599,950
Series 2022-M1, Class A2, 1.67%, 10/25/31, (1-day SOFR + 2.127%)(a)	29,670	23,722,924
Government National Mortgage Association
1.50%, 10/20/51	4,251	3,240,504
2.00%, 07/20/50	5,033	4,051,499
2.00%, 08/20/50	69,410	55,857,507
2.00%, 09/20/50	1,939	1,559,645
2.00%, 10/20/50	7,363	5,922,199
2.00%, 11/20/50	40,372	32,462,804
2.00%, 12/20/50	73,150	58,804,124
2.00%, 01/20/51	30,178	24,252,648
2.00%, 02/20/51	200,419	160,847,516
2.00%, 06/20/51	6,685	5,368,806
2.00%, 08/20/51	120,640	96,852,649
2.00%, 10/20/51	84,920	68,149,642
2.00%, 11/20/51	61,686	49,494,110
2.00%, 12/20/51	220,631	176,991,538
2.00%, 01/20/52	123,571	99,110,349
2.00%, 03/20/52	188,387	151,027,184
2.00%, 04/20/52	44,989	36,067,040
2.00%, 06/20/52	35,373	28,358,304
2.00%, 06/15/54(i)	104,068	83,407,485
2.50%, 02/15/28	46	43,918
2.50%, 10/20/31	60	55,828
2.50%, 05/20/45	2,913	2,461,794
2.50%, 11/20/46	402	339,955

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 12/20/46	$12,389	$10,470,671
2.50%, 01/20/47	5,756	4,864,788
2.50%, 06/20/50	14,808	12,383,897
2.50%, 08/20/50	16,482	13,540,988
2.50%, 09/20/50	35,245	28,945,091
2.50%, 01/20/51	76,879	64,125,290
2.50%, 02/20/51	129,693	108,343,726
2.50%, 05/20/51	264,205	220,565,657
2.50%, 06/20/51	8,185	6,831,660
2.50%, 07/20/51	220,099	183,663,335
2.50%, 08/20/51	135,310	112,759,736
2.50%, 09/20/51	4,431	3,695,558
2.50%, 10/20/51	4,012	3,341,231
2.50%, 11/20/51	32,883	27,414,741
2.50%, 12/20/51	93,317	77,799,511
2.50%, 01/20/52	3,289	2,741,829
2.50%, 03/20/52	127,998	106,644,189
2.50%, 04/20/52	75,751	63,104,233
2.50%, 05/20/52	26,186	21,814,074
2.50%, 07/20/52	8,540	7,113,965
2.50%, 08/20/52	16,917	14,092,259
2.50%, 06/15/54(i)	152,697	127,264,592
3.00%, 08/20/42	4,449	3,943,136
3.00%, 09/15/42	9	7,837
3.00%, 10/15/42	25	22,016
3.00%, 03/15/43	149	131,113
3.00%, 06/15/43	26	22,755
3.00%, 07/15/43	62	54,539
3.00%, 09/20/43	5,114	4,511,402
3.00%, 11/15/43	469	412,319
3.00%, 01/15/44	4,332	3,826,714
3.00%, 08/20/44	13,210	11,654,504
3.00%, 10/15/44	104	96,546
3.00%, 03/20/45	4,277	3,757,979
3.00%, 05/20/45	17,573	15,441,697
3.00%, 06/20/45	5,746	5,049,263
3.00%, 07/20/45	11,572	10,168,900
3.00%, 10/20/45	3,952	3,472,754
3.00%, 11/20/45	2,510	2,205,878
3.00%, 12/20/45	4,609	4,050,039
3.00%, 02/20/46	13,828	12,151,308
3.00%, 04/20/46	6,292	5,513,930
3.00%, 05/20/46	10,366	9,084,018
3.00%, 06/20/46	12,415	10,879,920
3.00%, 07/20/46	17,381	15,231,639
3.00%, 08/20/46	30,484	26,757,745
3.00%, 09/20/46	22,923	20,088,459
3.00%, 11/20/46	6,178	5,413,874
3.00%, 12/15/46	7,443	6,432,635
3.00%, 12/20/46	35,752	31,331,555
3.00%, 01/20/47	1,878	1,645,884
3.00%, 02/15/47	10,962	9,611,703
3.00%, 02/20/47	11,431	10,017,476
3.00%, 03/20/47	10,432	9,141,845
3.00%, 04/20/47	231	201,920
3.00%, 06/20/47	5,009	4,381,343
3.00%, 09/20/47	299	261,607
3.00%, 10/20/47	6,118	5,350,904
3.00%, 11/20/47	112	97,798
3.00%, 02/20/48	4,871	4,227,931
3.00%, 03/20/48	17	14,825
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 07/20/49	$7,131	$6,213,218
3.00%, 09/20/49	25,466	22,162,428
3.00%, 10/15/49	9,160	7,939,032
3.00%, 10/20/49	13,482	11,729,867
3.00%, 11/20/49	151	130,992
3.00%, 12/20/49	80,120	69,664,957
3.00%, 01/20/50	42,685	37,104,740
3.00%, 02/20/50	53,415	46,418,188
3.00%, 07/20/50	27,696	24,035,187
3.00%, 02/20/51	1,720	1,490,713
3.00%, 06/20/51	647	560,211
3.00%, 08/20/51	70,971	61,402,835
3.00%, 09/20/51	23,366	20,192,416
3.00%, 10/20/51	26,963	23,315,263
3.00%, 11/20/51	46,102	39,854,393
3.00%, 12/20/51	41,288	35,683,556
3.00%, 02/20/52	48,387	41,796,450
3.00%, 03/20/52	33,893	28,923,708
3.00%, 05/20/52	8,886	7,669,247
3.00%, 06/20/52	28,178	24,319,074
3.00%, 07/20/52	26,187	22,600,743
3.00%, 08/20/52	12,878	11,133,218
3.00%, 09/20/52	17,734	15,305,796
3.00%, 11/20/52	2,440	2,111,271
3.00%, 06/15/54(i)	134,982	116,589,395
3.50%, 11/20/40	55	50,841
3.50%, 12/20/40	40	37,040
3.50%, 05/20/41	77	70,514
3.50%, 09/15/41	140	127,251
3.50%, 10/15/41	197	179,408
3.50%, 12/15/41	1,436	1,308,854
3.50%, 04/15/42	93	84,541
3.50%, 08/20/42	7,875	7,183,618
3.50%, 09/15/42	332	302,277
3.50%, 09/20/42	9,408	8,582,211
3.50%, 10/15/42	264	240,047
3.50%, 10/20/42	25,226	23,011,887
3.50%, 11/15/42	350	318,890
3.50%, 11/20/42	21,991	20,060,740
3.50%, 12/15/42	596	541,920
3.50%, 12/20/42	7,780	7,096,866
3.50%, 02/15/43	333	303,295
3.50%, 02/20/43	151	137,425
3.50%, 03/15/43	368	335,207
3.50%, 03/20/43	669	609,672
3.50%, 04/15/43	23	21,052
3.50%, 04/20/43	171	156,198
3.50%, 05/15/43	656	596,595
3.50%, 06/15/43	9,440	8,536,809
3.50%, 08/20/43	122	110,885
3.50%, 09/20/43	60	54,540
3.50%, 10/20/43	164	148,990
3.50%, 01/15/44	144	131,259
3.50%, 01/20/44	5,027	4,572,392
3.50%, 02/20/44	1,626	1,479,206
3.50%, 03/20/44	156	141,487
3.50%, 07/20/44	28	25,053
3.50%, 08/15/44	26	23,517
3.50%, 08/20/44	5,346	4,858,838
3.50%, 09/15/44	62	56,070
3.50%, 09/20/44	9,549	8,679,646

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 10/15/44	$142	$129,175
3.50%, 10/20/44	1,475	1,340,113
3.50%, 11/20/44	13	12,042
3.50%, 12/20/44	902	820,096
3.50%, 01/15/45	55	49,924
3.50%, 01/20/45	132	120,405
3.50%, 03/15/45	109	98,178
3.50%, 04/20/45	9,235	8,358,592
3.50%, 05/20/45	3,498	3,166,119
3.50%, 06/15/45	40	36,397
3.50%, 06/20/45	5,194	4,700,917
3.50%, 07/20/45	176	159,235
3.50%, 08/20/45	420	380,003
3.50%, 09/20/45	13,582	12,292,562
3.50%, 10/20/45	1,316	1,191,043
3.50%, 11/20/45	9,588	8,677,538
3.50%, 12/20/45	5,354	4,845,462
3.50%, 03/20/46	19,631	17,767,004
3.50%, 04/20/46	8,673	7,825,763
3.50%, 06/20/46	38,174	34,443,986
3.50%, 07/20/46	277	250,041
3.50%, 08/15/46	46	41,415
3.50%, 11/20/46	391	352,595
3.50%, 12/20/46	11,092	10,008,518
3.50%, 01/15/47	42	38,277
3.50%, 01/20/47	2,620	2,363,590
3.50%, 02/20/47	44,846	40,463,900
3.50%, 03/20/47	16,575	14,929,026
3.50%, 04/20/47	14,827	13,363,149
3.50%, 06/20/47	3,276	2,955,555
3.50%, 07/20/47	412	371,681
3.50%, 08/20/47	21,805	19,659,320
3.50%, 09/15/47	48	43,429
3.50%, 09/20/47	31,195	28,096,690
3.50%, 10/20/47	12,980	11,710,952
3.50%, 11/15/47	17	15,687
3.50%, 11/20/47	18,733	16,872,348
3.50%, 12/15/47	5	4,778
3.50%, 12/20/47	9,336	8,363,851
3.50%, 01/20/48	9,054	8,154,246
3.50%, 02/20/48	3,061	2,757,121
3.50%, 04/20/48	29,872	26,898,515
3.50%, 05/15/48	322	289,808
3.50%, 05/20/48	20,722	18,663,627
3.50%, 08/20/48	3,959	3,564,366
3.50%, 09/20/48	1,844	1,660,626
3.50%, 11/20/48	3,215	2,894,055
3.50%, 01/20/49	1,950	1,755,920
3.50%, 06/20/49	641	575,609
3.50%, 09/20/49	5,115	4,592,474
3.50%, 10/20/49	6,577	5,905,529
3.50%, 01/20/50	26,124	23,457,313
3.50%, 03/20/50	7,293	6,548,483
3.50%, 08/20/50	5,901	5,290,300
3.50%, 10/20/51	2,419	2,159,964
3.50%, 01/20/52	9,609	8,574,358
3.50%, 02/20/52	17,807	15,888,154
3.50%, 05/20/52	33,400	29,770,012
3.50%, 08/20/52	8,156	7,268,655
3.50%, 10/20/52	14,371	12,806,304
3.50%, 12/20/52	10,411	9,277,477
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 01/20/53	$37,957	$33,824,947
3.50%, 05/20/53	25,149	22,581,936
3.50%, 06/15/54(i)	97,576	87,069,772
4.00%, 06/15/39	5	4,583
4.00%, 09/20/40	2,028	1,914,811
4.00%, 01/15/41	1	1,074
4.00%, 01/20/41	664	627,071
4.00%, 02/15/41	1,632	1,538,370
4.00%, 05/20/41	13	12,041
4.00%, 07/15/41	766	722,554
4.00%, 09/15/41	17	16,173
4.00%, 09/20/41	883	831,652
4.00%, 10/15/41	301	283,611
4.00%, 11/15/41	177	166,400
4.00%, 12/15/41	680	640,407
4.00%, 12/20/41	2,956	2,784,609
4.00%, 01/15/42	64	60,316
4.00%, 01/20/42	1,288	1,213,712
4.00%, 02/15/42	303	285,142
4.00%, 03/15/42	1,560	1,469,633
4.00%, 04/15/42	466	438,687
4.00%, 09/20/42	623	586,586
4.00%, 08/15/43	12	11,187
4.00%, 10/20/43	3,174	2,986,198
4.00%, 03/15/44	72	67,365
4.00%, 04/15/44	29	27,436
4.00%, 06/15/44	104	97,579
4.00%, 08/15/44	9	8,429
4.00%, 08/20/44	226	211,960
4.00%, 09/15/44	2	1,843
4.00%, 10/15/44	10	8,980
4.00%, 10/20/44	4,234	3,968,493
4.00%, 12/20/44	282	264,658
4.00%, 01/20/45	6,671	6,252,674
4.00%, 08/20/45	3,733	3,494,240
4.00%, 09/20/45	4,367	4,087,152
4.00%, 10/20/45	519	486,046
4.00%, 01/20/46	1,983	1,855,944
4.00%, 03/20/46	9,726	9,103,579
4.00%, 07/20/46	2,101	1,959,858
4.00%, 08/20/46	27	25,524
4.00%, 09/20/46	475	442,955
4.00%, 11/20/46	2,542	2,371,423
4.00%, 12/15/46	3,769	3,514,753
4.00%, 04/20/47	15,749	14,687,599
4.00%, 06/20/47	6,363	5,933,809
4.00%, 07/20/47	27,585	25,725,571
4.00%, 08/20/47	1,341	1,251,043
4.00%, 11/20/47	16,883	15,745,130
4.00%, 12/20/47	40	37,584
4.00%, 01/20/48	134	124,706
4.00%, 03/15/48	39	35,555
4.00%, 03/20/48	19,484	18,170,671
4.00%, 04/20/48	10,488	9,757,043
4.00%, 05/15/48	1,695	1,566,660
4.00%, 05/20/48	11,229	10,438,508
4.00%, 08/20/48	17,325	16,117,081
4.00%, 09/20/48	6,275	5,837,664
4.00%, 10/20/48	531	493,771
4.00%, 11/20/48	14,784	13,741,647
4.00%, 02/20/49	6,438	5,989,540

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 03/20/49	$264	$245,443
4.00%, 05/20/49	630	586,588
4.00%, 06/15/49	624	580,093
4.00%, 06/20/49	1,606	1,492,283
4.00%, 09/15/49	1,746	1,617,952
4.00%, 01/20/50	66,567	61,863,096
4.00%, 02/20/50	26,846	24,948,690
4.00%, 07/20/50	4,827	4,490,351
4.00%, 07/20/52	8,704	8,003,640
4.00%, 09/20/52	80,144	73,632,749
4.00%, 12/20/52	16,557	15,211,941
4.00%, 03/20/53	9,603	8,822,805
4.00%, 10/20/53	6,915	6,355,896
4.00%, 06/15/54(i)	86,431	79,444,902
4.50%, 04/15/39	274	266,214
4.50%, 08/15/39	1,333	1,295,892
4.50%, 11/20/39	690	670,367
4.50%, 01/20/40	187	181,889
4.50%, 06/15/40	1,291	1,254,895
4.50%, 07/15/40	614	597,309
4.50%, 08/15/40	987	959,956
4.50%, 08/20/40	1,154	1,122,251
4.50%, 09/15/40	1,109	1,078,141
4.50%, 10/20/40	2,815	2,737,358
4.50%, 06/20/41	2,468	2,400,719
4.50%, 07/20/41	12,823	12,473,958
4.50%, 09/20/41	1,697	1,650,636
4.50%, 12/20/41	350	340,086
4.50%, 11/20/45	2,914	2,815,503
4.50%, 02/15/46	4	3,810
4.50%, 08/20/46	3,604	3,485,551
4.50%, 09/20/46	577	560,099
4.50%, 10/20/46	2,582	2,496,473
4.50%, 11/20/46	993	960,734
4.50%, 12/20/46	428	413,755
4.50%, 02/20/47	429	414,183
4.50%, 04/20/47	509	489,330
4.50%, 05/20/47	484	465,862
4.50%, 06/20/47	1,115	1,072,887
4.50%, 07/20/47	2,484	2,390,018
4.50%, 10/20/47	788	757,832
4.50%, 04/20/48	1,896	1,815,457
4.50%, 05/20/48	4,746	4,543,507
4.50%, 06/20/48	5,185	4,963,744
4.50%, 07/20/48	6,747	6,459,201
4.50%, 08/20/48	10,912	10,446,030
4.50%, 09/20/48	547	523,289
4.50%, 10/20/48	565	541,228
4.50%, 11/20/48	156	149,813
4.50%, 12/20/48	5,619	5,378,869
4.50%, 01/20/49	141	134,710
4.50%, 02/20/49	1,272	1,217,691
4.50%, 03/20/49	2,342	2,241,976
4.50%, 05/20/49	514	492,694
4.50%, 06/20/49	7,460	7,142,009
4.50%, 07/20/49	5,574	5,336,001
4.50%, 08/20/49	2,219	2,124,425
4.50%, 07/20/52	4,543	4,297,413
4.50%, 08/20/52	100,868	95,494,170
4.50%, 04/20/53	74,264	70,149,290
4.50%, 05/20/53	37,654	35,567,650
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 06/20/53	$53,329	$50,373,619
4.50%, 06/15/54(i)	84,861	80,238,322
5.00%, 12/15/36	369	366,467
5.00%, 01/15/39	1,156	1,149,633
5.00%, 07/15/39	2,026	2,014,474
5.00%, 05/15/40	746	741,685
5.00%, 07/20/40	3,845	3,823,581
5.00%, 08/20/40	1,441	1,432,601
5.00%, 05/15/47	1,024	1,008,526
5.00%, 06/15/47	156	153,307
5.00%, 11/15/47	351	345,833
5.00%, 12/15/47	255	250,681
5.00%, 01/15/48	194	191,136
5.00%, 01/15/48(c)	140	137,648
5.00%, 02/15/48	478	471,085
5.00%, 03/20/48	1,037	1,026,447
5.00%, 04/20/48	3,545	3,502,633
5.00%, 05/20/48	3,832	3,774,572
5.00%, 10/20/48	78	76,473
5.00%, 11/20/48	1,368	1,346,526
5.00%, 12/20/48	2,538	2,497,067
5.00%, 01/20/49	4,252	4,183,833
5.00%, 04/20/49	9,881	9,722,458
5.00%, 05/20/49	1,154	1,135,154
5.00%, 06/20/49	9,241	9,093,188
5.00%, 07/20/52	4,728	4,590,888
5.00%, 09/20/52	5,927	5,755,829
5.00%, 12/20/52	41,102	39,911,750
5.00%, 01/20/53	43,865	42,595,417
5.00%, 02/20/53	7,787	7,561,966
5.00%, 04/20/53	31,563	30,618,351
5.00%, 05/20/53	79,473	77,094,870
5.00%, 06/20/53	8,517	8,262,235
5.00%, 07/20/53	90,172	87,473,699
5.00%, 06/15/54(i)	96,480	93,635,986
5.50%, 03/15/36	558	564,246
5.50%, 06/20/38	621	630,745
5.50%, 03/20/39	948	964,658
5.50%, 12/15/39	221	225,051
5.50%, 01/15/40	2,161	2,197,498
5.50%, 04/20/48	212	215,082
5.50%, 12/20/52	57,311	56,848,952
5.50%, 01/20/53	24,738	24,538,506
5.50%, 03/20/53	40,565	40,230,197
5.50%, 04/20/53	104,775	103,911,056
5.50%, 06/20/53	23,276	23,084,150
5.50%, 07/20/53	22,077	22,014,426
5.50%, 09/20/53	38,649	38,329,919
5.50%, 10/20/53	49,154	48,748,147
5.50%, 06/15/54(i)	120,049	119,079,686
6.00%, 03/15/37	1,814	1,872,648
6.00%, 09/20/38	692	717,463
6.00%, 11/15/39	298	309,993
6.00%, 02/20/53	11,892	11,975,683
6.00%, 09/20/53	30,413	30,629,602
6.00%, 10/20/53	46,117	46,445,249
6.00%, 11/20/53	34,176	34,418,854
6.00%, 01/20/54	15,474	15,583,896
6.00%, 06/15/54(i)	233,175	234,602,642
6.50%, 10/20/38	1,031	1,088,068
6.50%, 12/20/53	69,802	70,846,176

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
6.50%, 01/20/54	$91,770	$93,142,665
6.50%, 02/20/54	14,585	14,803,546
6.50%, 04/20/54	35,398	35,936,568
6.50%, 06/15/54(i)	77,204	78,366,026
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	16,560	14,118,704
1.50%, 04/01/36	293	249,892
1.50%, 07/01/36	3,012	2,564,830
1.50%, 10/01/36	12,049	10,253,204
1.50%, 01/01/37	1,543	1,312,292
1.50%, 02/01/37	145,751	123,892,277
1.50%, 03/01/37	98,309	83,502,198
1.50%, 03/01/37(c)	51,509	43,750,601
1.50%, 04/01/37	23,056	19,582,918
1.50%, 08/01/37	11,945	10,153,866
1.50%, 06/15/39(i)	176,063	149,305,919
1.50%, 11/01/50	86,418	63,641,077
1.50%, 01/01/51	24,110	17,772,891
1.50%, 04/01/51	8,756	6,443,871
1.50%, 05/01/51	97,770	71,941,822
1.50%, 06/01/51	46,268	34,041,324
1.50%, 07/01/51	133,480	98,213,616
1.50%, 11/01/51	87,229	64,144,524
1.50%, 04/01/52	9,028	6,641,056
1.50%, 06/15/54(i)	19,975	14,695,403
2.00%, 10/01/35	27,950	24,708,736
2.00%, 11/01/35	13,173	11,691,550
2.00%, 12/01/35	63,152	55,605,113
2.00%, 02/01/36	320,012	282,174,200
2.00%, 03/01/36	64,084	56,358,135
2.00%, 04/01/36	482	424,828
2.00%, 05/01/36	50,874	44,789,974
2.00%, 06/01/36	29,637	26,001,672
2.00%, 08/01/36	23,833	20,910,386
2.00%, 09/01/36	19,721	17,277,571
2.00%, 10/01/36	6,209	5,443,299
2.00%, 11/01/36	42,779	37,488,603
2.00%, 12/01/36	81,012	70,942,622
2.00%, 01/01/37	118,621	103,913,204
2.00%, 02/01/37	66,282	58,075,993
2.00%, 03/01/37	32,401	28,322,848
2.00%, 04/01/37	131,755	115,118,801
2.00%, 05/01/37	59,452	51,928,417
2.00%, 06/01/37	87,842	76,726,820
2.00%, 08/01/37	4,905	4,284,419
2.00%, 10/01/37	9,243	8,073,667
2.00%, 06/15/39(i)	189,889	165,837,169
2.00%, 06/01/50	54,598	42,589,070
2.00%, 07/01/50	56,975	44,425,195
2.00%, 09/01/50	63,309	49,457,243
2.00%, 10/01/50	153,554	119,819,098
2.00%, 11/01/50	2,435	1,894,586
2.00%, 12/01/50	224,099	175,803,898
2.00%, 01/01/51	96,436	75,867,202
2.00%, 02/01/51	432,264	336,158,392
2.00%, 03/01/51	454,384	353,820,697
2.00%, 04/01/51	469,126	365,485,239
2.00%, 05/01/51	105,624	82,431,152
2.00%, 06/01/51	247,834	193,274,780
2.00%, 07/01/51	250,346	194,945,662
2.00%, 08/01/51	151,118	116,992,242
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 09/01/51	$35,074	$27,173,388
2.00%, 10/01/51	666,332	517,462,307
2.00%, 11/01/51	482,697	374,831,428
2.00%, 12/01/51	388,284	301,154,491
2.00%, 01/01/52	224,768	174,134,887
2.00%, 02/01/52	552,338	427,057,630
2.00%, 03/01/52	459,334	354,661,354
2.00%, 04/01/52	24,914	19,234,502
2.00%, 05/01/52	54,448	42,146,639
2.00%, 06/01/52	61,179	47,249,850
2.00%, 10/01/52	35,394	27,388,614
2.00%, 06/15/54(i)	123,031	94,895,554
2.50%, 05/01/27	603	584,816
2.50%, 10/01/27	686	661,919
2.50%, 01/01/28	86	83,175
2.50%, 03/01/28	133	127,780
2.50%, 06/01/28	23	21,866
2.50%, 09/01/28	65	62,264
2.50%, 12/01/28	28	26,914
2.50%, 09/01/29	48	45,473
2.50%, 12/01/29	1,145	1,102,761
2.50%, 02/01/30	874	822,941
2.50%, 03/01/30	2,907	2,730,103
2.50%, 04/01/30	176	165,387
2.50%, 06/01/30	460	430,916
2.50%, 07/01/30	922	863,919
2.50%, 08/01/30	2,570	2,405,088
2.50%, 09/01/30	980	917,456
2.50%, 12/01/30	1,892	1,766,369
2.50%, 01/01/31	1,246	1,167,130
2.50%, 04/01/31	711	663,198
2.50%, 05/01/31	20	18,155
2.50%, 09/01/31	3,756	3,485,300
2.50%, 10/01/31	33,796	31,605,914
2.50%, 12/01/31	6,493	6,031,471
2.50%, 01/01/32	12,739	11,835,435
2.50%, 02/01/32	14,764	13,734,683
2.50%, 03/01/32	5,902	5,465,656
2.50%, 04/01/32	35,013	32,587,052
2.50%, 05/01/32	22,829	21,210,210
2.50%, 06/01/32	626	583,297
2.50%, 07/01/32	9,689	9,031,159
2.50%, 09/01/32	3,726	3,471,187
2.50%, 10/01/32	726	671,541
2.50%, 11/01/32	638	585,202
2.50%, 12/01/32	6,835	6,304,716
2.50%, 01/01/33	19,241	18,085,918
2.50%, 03/01/33	103	95,373
2.50%, 07/01/33	101	93,006
2.50%, 08/01/34	465	433,848
2.50%, 10/01/34	163	147,621
2.50%, 11/01/34	20,504	18,517,083
2.50%, 07/01/35	11,323	10,277,855
2.50%, 09/01/35	22,082	19,962,261
2.50%, 10/01/35	70,714	64,063,884
2.50%, 03/01/36	20,715	18,744,167
2.50%, 04/01/36	1,313	1,187,368
2.50%, 05/01/36	18,083	16,262,315
2.50%, 07/01/36	30,542	27,486,611
2.50%, 08/01/36	8,802	7,933,207
2.50%, 10/01/36	1,202	1,087,016

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 03/01/37	$13,486	$12,135,548
2.50%, 04/01/37	25,158	22,666,509
2.50%, 05/01/37	61,693	55,463,396
2.50%, 06/01/37	14,971	13,459,711
2.50%, 06/15/39(i)	171,677	154,195,928
2.50%, 05/01/43	203	172,553
2.50%, 02/01/47	695	581,947
2.50%, 04/01/47	8,844	7,407,506
2.50%, 12/01/47	167	140,091
2.50%, 05/01/50	77,425	63,172,687
2.50%, 07/01/50	41,606	34,464,519
2.50%, 08/01/50	59,932	49,385,581
2.50%, 09/01/50	144,937	119,157,221
2.50%, 10/01/50	175,821	144,024,054
2.50%, 11/01/50	202,594	165,821,128
2.50%, 12/01/50	77,500	62,879,534
2.50%, 01/01/51	131,650	106,936,995
2.50%, 02/01/51	55,851	45,490,147
2.50%, 03/01/51	70,971	57,500,286
2.50%, 04/01/51	35,378	28,783,555
2.50%, 05/01/51	37,457	30,519,573
2.50%, 06/01/51	6,868	5,576,165
2.50%, 07/01/51	234,058	190,307,161
2.50%, 08/01/51	304,008	247,751,011
2.50%, 09/01/51	141,430	115,110,834
2.50%, 10/01/51	116,667	95,035,795
2.50%, 11/01/51	94,888	77,320,571
2.50%, 12/01/51	418,560	340,950,069
2.50%, 01/01/52	460,600	373,482,396
2.50%, 02/01/52	296,371	240,533,261
2.50%, 03/01/52	241,632	195,819,221
2.50%, 04/01/52	266,708	216,146,438
2.50%, 05/01/52	111,841	90,442,016
2.50%, 06/01/52	13,082	10,577,630
2.50%, 07/01/52	169,949	137,461,899
2.50%, 08/01/52	10,940	8,845,869
2.50%, 04/01/53	137,993	111,578,140
2.50%, 06/15/54(i)	241,876	195,278,700
3.00%, 11/01/25	33	32,478
3.00%, 10/01/26	33	32,106
3.00%, 01/01/27	851	826,840
3.00%, 02/01/27	10	9,896
3.00%, 10/01/27	1,317	1,274,922
3.00%, 11/01/27	807	781,345
3.00%, 12/01/27	56	54,054
3.00%, 03/01/29	102	97,191
3.00%, 07/01/29	155	147,596
3.00%, 09/01/29	80	75,979
3.00%, 10/01/29	22	21,275
3.00%, 01/01/30(c)	59	56,308
3.00%, 03/01/30	26,526	25,555,403
3.00%, 04/01/30	2,680	2,546,699
3.00%, 06/01/30	456	438,547
3.00%, 07/01/30	2,147	2,034,742
3.00%, 08/01/30	7,859	7,443,567
3.00%, 09/01/30	10,387	9,849,022
3.00%, 10/01/30	4,656	4,407,213
3.00%, 11/01/30	1,079	1,020,665
3.00%, 12/01/30	3,196	3,021,318
3.00%, 01/01/31	10,635	10,115,585
3.00%, 02/01/31	7,626	7,232,754
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 03/01/31	$5,150	$4,868,615
3.00%, 04/01/31	778	736,228
3.00%, 05/01/31	250	236,976
3.00%, 06/01/31	4,596	4,338,181
3.00%, 07/01/31	1,183	1,112,160
3.00%, 09/01/31	4,280	4,041,999
3.00%, 10/01/31	888	836,317
3.00%, 12/01/31	7,393	7,115,167
3.00%, 01/01/32	7,636	7,195,088
3.00%, 02/01/32	14,168	13,373,614
3.00%, 03/01/32	2,019	1,901,875
3.00%, 04/01/32	146	138,815
3.00%, 05/01/32	2,927	2,739,734
3.00%, 06/01/32	4,612	4,360,225
3.00%, 08/01/32	2,875	2,708,520
3.00%, 09/01/32	786	741,680
3.00%, 11/01/32	4,664	4,390,448
3.00%, 12/01/32	9,302	8,732,920
3.00%, 02/01/33	5,119	4,814,607
3.00%, 05/01/33	432	400,745
3.00%, 09/01/33	353	331,819
3.00%, 10/01/33	4,381	4,107,069
3.00%, 07/01/34	3,396	3,153,344
3.00%, 08/01/34	358	332,507
3.00%, 09/01/34	5,128	4,761,468
3.00%, 11/01/34	3,445	3,198,851
3.00%, 12/01/34	12,280	11,401,612
3.00%, 03/01/35	3,326	3,087,490
3.00%, 04/01/35	20,206	18,748,172
3.00%, 06/01/35	477	442,402
3.00%, 07/01/35	2,706	2,512,093
3.00%, 09/01/35	14,928	14,126,852
3.00%, 10/01/35	8,307	7,707,222
3.00%, 12/01/35	5,370	5,026,745
3.00%, 02/01/37	6,174	5,697,386
3.00%, 07/01/37	14,051	12,973,834
3.00%, 06/15/39(i)	123,995	114,021,440
3.00%, 08/01/42	213	187,315
3.00%, 09/01/42	74	65,673
3.00%, 10/01/42	3,174	2,797,057
3.00%, 11/01/42	2,366	2,084,508
3.00%, 12/01/42	12,875	11,346,071
3.00%, 01/01/43	6,150	5,420,806
3.00%, 02/01/43	218	191,863
3.00%, 03/01/43	9,227	8,119,918
3.00%, 04/01/43	10,027	8,823,257
3.00%, 05/01/43	4,163	3,663,497
3.00%, 06/01/43	2,018	1,775,748
3.00%, 07/01/43	1,457	1,282,281
3.00%, 08/01/43	2,466	2,169,868
3.00%, 09/01/43	5,928	5,216,100
3.00%, 01/01/44	8,296	7,299,890
3.00%, 10/01/44	26,112	22,976,968
3.00%, 12/01/44	6	5,336
3.00%, 01/01/45	2,651	2,332,798
3.00%, 02/01/45	241	210,408
3.00%, 03/01/45	11,310	9,952,266
3.00%, 04/01/45	92	79,697
3.00%, 05/01/45	11,041	9,641,392
3.00%, 06/01/45	54	47,062
3.00%, 08/01/45	125	109,350

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 09/01/45	$824	$713,978
3.00%, 11/01/45	1,894	1,641,022
3.00%, 12/01/45	202	175,275
3.00%, 01/01/46	494	427,877
3.00%, 04/01/46	2,824	2,447,246
3.00%, 06/01/46	56	48,245
3.00%, 07/01/46	69,247	60,003,620
3.00%, 08/01/46	12,164	10,540,155
3.00%, 10/01/46	3,838	3,327,650
3.00%, 11/01/46	46,560	40,296,832
3.00%, 12/01/46	103,961	89,976,092
3.00%, 01/01/47	38,770	33,640,262
3.00%, 02/01/47	63,775	55,164,226
3.00%, 03/01/47	34,555	29,888,459
3.00%, 05/01/47	1,299	1,123,017
3.00%, 07/01/47	15,789	13,656,652
3.00%, 08/01/47	4,861	4,204,605
3.00%, 12/01/47	25,222	21,854,730
3.00%, 03/01/48	3,914	3,383,823
3.00%, 04/01/48	165	139,033
3.00%, 09/01/48	389	336,062
3.00%, 11/01/48	44,266	38,278,012
3.00%, 02/01/49	20,391	17,668,217
3.00%, 09/01/49	9,386	8,066,099
3.00%, 11/01/49	14,887	12,734,384
3.00%, 12/01/49	28,794	24,598,565
3.00%, 02/01/50	7,613	6,430,230
3.00%, 03/01/50	18,884	16,119,818
3.00%, 04/01/50	11,165	9,529,485
3.00%, 06/01/50	51,731	44,106,106
3.00%, 07/01/50	51,450	43,849,477
3.00%, 08/01/50	44,408	38,058,655
3.00%, 09/01/50	9,565	8,145,927
3.00%, 10/01/50	136,009	114,931,348
3.00%, 11/01/50	18,281	15,571,089
3.00%, 12/01/50	8,483	7,221,867
3.00%, 01/01/51	27,088	23,100,066
3.00%, 05/01/51	66,242	56,830,335
3.00%, 06/01/51	62,610	53,182,123
3.00%, 07/01/51	42,302	36,018,651
3.00%, 08/01/51	59,750	50,552,814
3.00%, 11/01/51	18,031	15,244,217
3.00%, 01/01/52	77,509	65,574,672
3.00%, 02/01/52	92,757	78,955,503
3.00%, 03/01/52	135,057	114,253,030
3.00%, 04/01/52	178,077	150,990,163
3.00%, 05/01/52	60,820	51,445,457
3.00%, 07/01/52	122,503	103,081,786
3.00%, 08/01/52	28,821	24,501,773
3.00%, 06/15/54(i)	351,797	295,781,158
3.50%, 10/01/25	59	57,772
3.50%, 01/01/27	113	110,237
3.50%, 11/01/28	78	75,549
3.50%, 01/01/29	158	152,868
3.50%, 11/01/29	69	66,737
3.50%, 12/01/29	632	609,060
3.50%, 07/01/30	3,933	3,786,588
3.50%, 10/01/30	1,026	987,165
3.50%, 11/01/30	271	259,369
3.50%, 03/01/31	1,699	1,624,273
3.50%, 06/01/31	5,067	4,865,481
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 01/01/32	$6,515	$6,221,007
3.50%, 02/01/32	826	789,014
3.50%, 05/01/32	3,228	3,078,648
3.50%, 06/01/32	3,022	2,882,415
3.50%, 07/01/32	1,131	1,075,090
3.50%, 08/01/32	734	700,610
3.50%, 09/01/32	1,745	1,668,354
3.50%, 10/01/32	743	708,750
3.50%, 11/01/32	864	824,197
3.50%, 12/01/32	104	98,911
3.50%, 02/01/33	471	448,472
3.50%, 03/01/33	3,882	3,700,019
3.50%, 04/01/33	4,655	4,438,527
3.50%, 05/01/33	3,360	3,206,018
3.50%, 06/01/33	3,955	3,766,770
3.50%, 10/01/33	541	515,143
3.50%, 01/01/34	1,228	1,167,185
3.50%, 02/01/34	19,473	18,582,169
3.50%, 03/01/34	501	474,108
3.50%, 04/01/34	963	920,541
3.50%, 05/01/34	1,709	1,618,295
3.50%, 07/01/34	3,906	3,803,640
3.50%, 08/01/34	4,708	4,459,176
3.50%, 01/01/35	3,365	3,186,804
3.50%, 05/01/35	273	259,545
3.50%, 07/01/38	36,068	33,901,691
3.50%, 08/01/38	827	767,768
3.50%, 09/01/38	1,466	1,359,945
3.50%, 06/15/39(i)	52,090	48,961,001
3.50%, 11/01/40	229	209,407
3.50%, 02/01/41	249	226,716
3.50%, 02/01/42	7,069	6,423,987
3.50%, 03/01/42	53	48,009
3.50%, 04/01/42	24	21,867
3.50%, 05/01/42	2,417	2,195,839
3.50%, 08/01/42	407	369,547
3.50%, 09/01/42	14,436	13,110,714
3.50%, 11/01/42	8,832	8,020,420
3.50%, 12/01/42	3,111	2,826,077
3.50%, 01/01/43	82	74,698
3.50%, 02/01/43	473	430,960
3.50%, 04/01/43	83	75,528
3.50%, 05/01/43	117	105,955
3.50%, 06/01/43	3,179	2,884,400
3.50%, 08/01/43	95	86,281
3.50%, 10/01/43	3,492	3,171,341
3.50%, 09/01/44	204	184,362
3.50%, 10/01/44	4,156	3,770,087
3.50%, 01/01/45	97	87,344
3.50%, 02/01/45	5,014	4,548,845
3.50%, 03/01/45	19,455	17,516,343
3.50%, 05/01/45	21,644	19,527,986
3.50%, 06/01/45	78	70,025
3.50%, 07/01/45	8,910	8,037,703
3.50%, 08/01/45	3,462	3,123,418
3.50%, 10/01/45	1,773	1,609,804
3.50%, 11/01/45	253	227,395
3.50%, 12/01/45	33,230	29,885,129
3.50%, 01/01/46	14,695	13,316,734
3.50%, 02/01/46	15,011	13,479,826
3.50%, 03/01/46	18,726	16,860,342

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 04/01/46	$2,546	$2,269,419
3.50%, 05/01/46	15,441	13,882,103
3.50%, 06/01/46	2,860	2,554,317
3.50%, 07/01/46	24,773	22,277,480
3.50%, 08/01/46	7,983	7,145,267
3.50%, 09/01/46	6,296	5,599,429
3.50%, 10/01/46	9,107	8,171,322
3.50%, 11/01/46	12,741	11,440,468
3.50%, 12/01/46	55,040	49,585,007
3.50%, 01/01/47	28,704	25,843,343
3.50%, 02/01/47	12,345	11,078,761
3.50%, 04/01/47	11,303	10,151,118
3.50%, 05/01/47	12,775	11,474,073
3.50%, 06/01/47	4,087	3,682,488
3.50%, 07/01/47	57,292	51,312,551
3.50%, 08/01/47	13,690	12,262,866
3.50%, 09/01/47	3,493	3,123,187
3.50%, 10/01/47	11,179	10,051,866
3.50%, 11/01/47	15,936	14,323,493
3.50%, 12/01/47	15,504	13,862,936
3.50%, 01/01/48	33,800	30,274,931
3.50%, 02/01/48	71,840	64,335,931
3.50%, 03/01/48	2,296	2,052,577
3.50%, 04/01/48	10,380	9,307,773
3.50%, 05/01/48	28,344	25,344,493
3.50%, 06/01/48	3,111	2,779,234
3.50%, 07/01/48	2,401	2,148,681
3.50%, 11/01/48	36,528	32,634,987
3.50%, 02/01/49	97	85,974
3.50%, 03/01/49	1,333	1,187,186
3.50%, 04/01/49	2,318	2,067,796
3.50%, 05/01/49	1,507	1,327,568
3.50%, 06/01/49	77,965	69,747,160
3.50%, 07/01/49	11,892	10,563,765
3.50%, 09/01/49	17,162	15,244,191
3.50%, 04/01/50	43,542	38,889,556
3.50%, 05/01/50	9,740	8,640,662
3.50%, 06/01/50	4,957	4,395,647
3.50%, 07/01/50	21,886	19,307,721
3.50%, 02/01/51	27,449	24,381,793
3.50%, 05/01/51	6,885	6,119,211
3.50%, 07/01/51	3,805	3,347,653
3.50%, 04/01/52	151,282	134,104,605
3.50%, 05/01/52	150,325	132,134,503
3.50%, 06/01/52	63,862	56,349,133
3.50%, 07/01/52	25,727	22,746,349
3.50%, 06/15/54(i)	208,911	183,152,182
3.50%, 07/15/54(i)	41,775	36,638,811
4.00%, 10/01/25	229	225,851
4.00%, 11/01/25	5	4,937
4.00%, 03/01/26	116	114,700
4.00%, 06/01/26	176	172,798
4.00%, 09/01/26	67	65,896
4.00%, 12/01/30	864	837,510
4.00%, 01/01/31	323	313,150
4.00%, 02/01/31	226	219,276
4.00%, 10/01/31	991	958,975
4.00%, 02/01/32	1,298	1,255,062
4.00%, 07/01/32	1,910	1,878,507
4.00%, 05/01/33	3,982	3,857,145
4.00%, 06/01/33	668	646,314
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 07/01/33	$1,167	$1,129,001
4.00%, 12/01/33	3,478	3,429,579
4.00%, 07/01/37	4,666	4,476,427
4.00%, 08/01/37	4,734	4,545,090
4.00%, 09/01/37	6,533	6,267,651
4.00%, 11/01/37	9,297	8,918,697
4.00%, 02/01/38	4,911	4,711,276
4.00%, 04/01/38	4,108	3,937,879
4.00%, 05/01/38	7,646	7,329,581
4.00%, 06/01/38	6,335	6,048,280
4.00%, 07/01/38	15,533	14,890,907
4.00%, 11/01/38	2,659	2,549,150
4.00%, 06/15/39(i)	64,615	61,949,379
4.00%, 12/01/40	20	18,747
4.00%, 12/01/41	1,018	952,799
4.00%, 03/01/42	2,208	2,064,395
4.00%, 06/01/42	1,678	1,571,126
4.00%, 07/01/42	61	57,314
4.00%, 09/01/43	104	96,377
4.00%, 10/01/43	76	70,509
4.00%, 04/01/44	38	35,423
4.00%, 05/01/44	2,352	2,185,547
4.00%, 06/01/44	3,937	3,685,957
4.00%, 10/01/44	1,200	1,117,338
4.00%, 12/01/44	8,157	7,579,408
4.00%, 01/01/45	11,337	10,574,904
4.00%, 02/01/45	35,007	32,620,959
4.00%, 03/01/45	5,443	5,054,127
4.00%, 05/01/45	9,832	9,122,153
4.00%, 06/01/45	5,417	5,041,175
4.00%, 07/01/45	409	379,815
4.00%, 08/01/45	342	317,019
4.00%, 09/01/45	730	676,816
4.00%, 11/01/45	131	121,609
4.00%, 12/01/45	832	772,066
4.00%, 01/01/46	705	653,772
4.00%, 02/01/46	1,192	1,104,343
4.00%, 03/01/46	1,532	1,419,875
4.00%, 04/01/46	2,247	2,081,707
4.00%, 05/01/46	2,784	2,578,904
4.00%, 06/01/46	17,501	16,260,343
4.00%, 07/01/46	20,749	19,237,281
4.00%, 08/01/46	3,584	3,320,976
4.00%, 09/01/46	136	126,357
4.00%, 10/01/46	3,710	3,458,328
4.00%, 11/01/46	1,282	1,190,721
4.00%, 02/01/47	2,765	2,565,126
4.00%, 03/01/47	2,088	1,924,627
4.00%, 04/01/47	5,912	5,457,312
4.00%, 05/01/47	5,351	4,941,805
4.00%, 06/01/47	10,663	9,861,676
4.00%, 07/01/47	16,475	15,206,016
4.00%, 08/01/47	13,984	12,926,297
4.00%, 09/01/47	14,385	13,280,615
4.00%, 10/01/47	12,623	11,681,431
4.00%, 11/01/47	6,234	5,748,978
4.00%, 12/01/47	9,693	8,941,941
4.00%, 01/01/48	1,941	1,791,210
4.00%, 02/01/48	20,380	18,796,839
4.00%, 04/01/48	21,443	19,762,781
4.00%, 05/01/48	1,755	1,616,889

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 07/01/48	$2,755	$2,539,271
4.00%, 09/01/48	10,688	9,850,775
4.00%, 10/01/48	7,626	7,042,231
4.00%, 11/01/48	22,657	20,882,212
4.00%, 01/01/49	2,862	2,638,204
4.00%, 02/01/49	3,055	2,814,373
4.00%, 03/01/49	36,222	33,379,040
4.00%, 04/01/49	10,693	9,858,595
4.00%, 05/01/49	8,105	7,474,956
4.00%, 06/01/49	31,120	28,684,144
4.00%, 07/01/49	55,282	50,961,779
4.00%, 08/01/49	952	878,442
4.00%, 10/01/49	1,695	1,558,284
4.00%, 11/01/49	41,133	37,755,890
4.00%, 12/01/49	3,479	3,203,016
4.00%, 01/01/50	19,153	17,651,895
4.00%, 02/01/50	551	507,477
4.00%, 05/01/50	9,987	9,195,043
4.00%, 03/01/51	7,640	7,034,368
4.00%, 05/01/51	19,615	18,078,093
4.00%, 04/01/52	15,931	14,467,994
4.00%, 05/01/52	33,854	30,811,130
4.00%, 06/01/52	48,284	43,885,989
4.00%, 07/01/52	79,757	72,575,147
4.00%, 08/01/52	178,374	162,071,641
4.00%, 09/01/52	21,027	19,100,053
4.00%, 10/01/52	26,542	24,303,522
4.00%, 11/01/52	4,306	3,922,109
4.00%, 12/01/52	58,532	53,147,050
4.00%, 02/01/53	30,214	27,766,959
4.00%, 06/15/54(i)	213,240	193,505,201
4.50%, 10/01/24	13	13,221
4.50%, 02/01/25	13	12,593
4.50%, 04/01/25	25	24,660
4.50%, 06/01/25	127	125,464
4.50%, 08/01/31	887	869,869
4.50%, 08/01/34	253	247,086
4.50%, 06/15/39(i)	4,200	4,096,442
4.50%, 09/01/40	2,487	2,401,204
4.50%, 12/01/40	1,433	1,383,793
4.50%, 01/01/41	2,951	2,848,778
4.50%, 05/01/41	1,904	1,837,584
4.50%, 06/01/41	10,659	10,388,637
4.50%, 08/01/41	3,931	3,793,060
4.50%, 09/01/41	1,235	1,192,077
4.50%, 01/01/42	1,325	1,278,783
4.50%, 09/01/42	1,219	1,174,951
4.50%, 08/01/43	2,137	2,055,415
4.50%, 12/01/43	68	66,125
4.50%, 03/01/44	12	11,939
4.50%, 04/01/44	3,481	3,347,267
4.50%, 06/01/44	691	666,681
4.50%, 12/01/44	254	244,157
4.50%, 02/01/45	1,412	1,358,048
4.50%, 08/01/45	1,945	1,870,682
4.50%, 10/01/45	352	338,634
4.50%, 11/01/45	183	175,270
4.50%, 12/01/45	576	553,383
4.50%, 01/01/46	72	69,084
4.50%, 02/01/46	7,236	6,985,853
4.50%, 03/01/46	1,237	1,193,296
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 04/01/46	$242	$232,370
4.50%, 05/01/46	83	79,739
4.50%, 06/01/46	4	3,891
4.50%, 07/01/46	27	25,487
4.50%, 08/01/46	1,798	1,723,512
4.50%, 09/01/46	635	611,052
4.50%, 10/01/46	860	823,077
4.50%, 01/01/47	398	380,107
4.50%, 02/01/47	145	139,147
4.50%, 03/01/47	1,610	1,540,474
4.50%, 04/01/47	4,859	4,647,729
4.50%, 06/01/47	2,652	2,533,737
4.50%, 07/01/47	17	15,791
4.50%, 08/01/47	210	200,445
4.50%, 10/01/47	6,277	6,006,466
4.50%, 01/01/48	9,001	8,588,368
4.50%, 02/01/48	921	880,965
4.50%, 03/01/48	5,123	4,889,402
4.50%, 04/01/48	2,368	2,260,374
4.50%, 05/01/48	5,132	4,892,292
4.50%, 06/01/48	3,269	3,125,194
4.50%, 07/01/48	1,950	1,853,847
4.50%, 08/01/48	9,157	8,747,233
4.50%, 09/01/48	257	243,982
4.50%, 10/01/48	11,692	11,129,295
4.50%, 11/01/48	4,345	4,132,960
4.50%, 12/01/48	16,601	15,826,276
4.50%, 01/01/49	5,180	4,926,960
4.50%, 02/01/49	6,511	6,193,779
4.50%, 03/01/49	614	587,388
4.50%, 04/01/49	11,760	11,233,241
4.50%, 05/01/49	9,788	9,306,262
4.50%, 07/01/49	790	746,633
4.50%, 08/01/49	172	162,516
4.50%, 09/01/50	35,272	33,547,159
4.50%, 05/01/52	9,923	9,427,195
4.50%, 06/01/52	78,632	73,725,387
4.50%, 07/01/52	2,249	2,109,427
4.50%, 08/01/52	28,288	26,534,403
4.50%, 09/01/52	70,648	66,430,155
4.50%, 10/01/52	98,491	92,771,128
4.50%, 11/01/52	27,673	25,918,707
4.50%, 12/01/52	163,853	154,242,217
4.50%, 04/01/53	17,271	16,181,216
4.50%, 07/01/53	2,289	2,144,486
4.50%, 08/01/53	23,167	21,738,450
4.50%, 06/15/54(i)	190,895	178,742,987
5.00%, 09/01/33	76	75,392
5.00%, 11/01/33	2,229	2,210,615
5.00%, 06/01/35	111	110,126
5.00%, 10/01/35	42	41,896
5.00%, 12/01/36	33	32,370
5.00%, 05/01/39	22	22,121
5.00%, 06/01/39	452	448,365
5.00%, 06/15/39(i)	975	965,169
5.00%, 12/01/39	72	71,636
5.00%, 01/01/40	2	1,646
5.00%, 03/01/40	1,222	1,207,398
5.00%, 04/01/40	195	192,616
5.00%, 05/01/40	12	12,235
5.00%, 06/01/40	110	107,777

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 07/01/40	$755	$746,022
5.00%, 08/01/40	1,039	1,027,987
5.00%, 09/01/40	8	8,072
5.00%, 10/01/40	33	32,322
5.00%, 04/01/41	503	497,125
5.00%, 05/01/41	2,039	2,014,108
5.00%, 06/01/41	524	517,283
5.00%, 08/01/41	980	968,384
5.00%, 10/01/41	2,523	2,491,692
5.00%, 01/01/42	13,208	13,049,081
5.00%, 05/01/42	4,661	4,605,291
5.00%, 09/01/47	429	420,122
5.00%, 02/01/48	1,531	1,498,577
5.00%, 03/01/48	1,305	1,276,096
5.00%, 04/01/48	2,047	2,001,452
5.00%, 05/01/48	1,673	1,634,531
5.00%, 07/01/48	2,167	2,118,997
5.00%, 09/01/48	1,517	1,483,043
5.00%, 01/01/49	119	116,495
5.00%, 04/01/49	6,215	6,073,831
5.00%, 05/01/49	26	25,364
5.00%, 06/01/49	237	231,399
5.00%, 09/01/49	64	62,780
5.00%, 10/01/49	177	172,745
5.00%, 08/01/52	14,382	13,943,863
5.00%, 09/01/52	24,700	23,976,207
5.00%, 10/01/52	31,108	30,065,658
5.00%, 11/01/52	35,777	34,641,777
5.00%, 12/01/52	23,637	22,930,318
5.00%, 01/01/53	43,596	42,082,010
5.00%, 02/01/53	50,527	48,661,363
5.00%, 03/01/53	53,555	51,766,752
5.00%, 04/01/53	99,477	95,714,485
5.00%, 05/01/53	76,549	73,686,579
5.00%, 06/01/53	149,825	144,472,810
5.00%, 07/01/53	49,467	47,778,886
5.00%, 08/01/53	36,505	35,124,540
5.00%, 09/01/53	24,800	23,862,453
5.00%, 06/15/54(i)	195,320	187,969,216
5.50%, 05/01/33	823	828,506
5.50%, 11/01/33	1,691	1,702,562
5.50%, 09/01/34	2,549	2,570,474
5.50%, 09/01/36	182	183,749
5.50%, 03/01/38	162	163,487
5.50%, 06/01/38	4,317	4,359,487
5.50%, 11/01/38	341	344,542
5.50%, 07/01/40	1,066	1,075,988
5.50%, 09/01/41	26,716	26,908,833
5.50%, 01/01/47	2,140	2,161,085
5.50%, 12/01/48	206	207,925
5.50%, 09/01/52	12,766	12,770,522
5.50%, 11/01/52	14,270	14,153,404
5.50%, 12/01/52	59,934	59,530,264
5.50%, 01/01/53	79,652	79,202,130
5.50%, 02/01/53	72,670	71,868,602
5.50%, 03/01/53	66,403	65,878,930
5.50%, 04/01/53	104,369	102,936,636
5.50%, 05/01/53	84,376	83,195,300
5.50%, 06/01/53	37,379	36,958,364
5.50%, 07/01/53	45,995	45,476,690
5.50%, 08/01/53	12,732	12,533,707
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 10/01/53	$44,195	$43,478,353
5.50%, 11/01/53	30,824	30,474,302
5.50%, 02/01/54	14,159	13,927,961
5.50%, 03/01/54	46,562	45,855,327
5.50%, 06/15/54(i)	224,180	220,543,543
6.00%, 03/01/34	1,384	1,417,998
6.00%, 05/01/34	117	120,119
6.00%, 08/01/34	234	239,436
6.00%, 11/01/34	75	77,334
6.00%, 09/01/36	333	344,126
6.00%, 08/01/37	792	817,991
6.00%, 03/01/38	274	282,875
6.00%, 05/01/38	129	133,278
6.00%, 09/01/38	107	110,134
6.00%, 06/01/39	1,990	2,039,475
6.00%, 10/01/39	135	139,630
6.00%, 07/01/41	1,137	1,173,362
6.00%, 02/01/49	5,473	5,650,890
6.00%, 01/01/53	12,455	12,633,485
6.00%, 04/01/53	2,398	2,430,995
6.00%, 05/01/53	3,307	3,347,382
6.00%, 06/01/53	16,852	16,965,955
6.00%, 07/01/53	103,398	104,149,484
6.00%, 08/01/53	208,705	210,742,151
6.00%, 09/01/53	85,238	85,771,780
6.00%, 10/01/53	24,371	24,432,736
6.00%, 11/01/53	82,945	83,271,005
6.00%, 12/01/53	14,959	15,060,202
6.00%, 02/01/54	22,634	22,708,359
6.00%, 03/01/54	13,188	13,270,572
6.00%, 04/01/54	38,127	38,302,390
6.00%, 05/01/54	20,567	20,783,931
6.00%, 06/15/54(i)	123,300	123,469,339
6.50%, 08/01/36	20	20,861
6.50%, 09/01/36	151	158,348
6.50%, 10/01/36	21	21,946
6.50%, 12/01/36	32	33,823
6.50%, 07/01/37	37	38,644
6.50%, 08/01/37	1,643	1,722,886
6.50%, 10/01/37	65	67,983
6.50%, 11/01/37	18	18,378
6.50%, 12/01/37	530	552,357
6.50%, 06/01/38	15	15,727
6.50%, 10/01/39	469	491,799
6.50%, 05/01/40	14	15,147
6.50%, 07/01/53	7,502	7,704,618
6.50%, 09/01/53	62,779	64,070,866
6.50%, 10/01/53	83,474	85,509,101
6.50%, 11/01/53	107,137	109,306,986
6.50%, 12/01/53	173,621	177,995,796
6.50%, 01/01/54	40,220	41,125,735
6.50%, 02/01/54	41,158	42,338,231
6.50%, 03/01/54	19,674	20,071,542
6.50%, 04/01/54	10,293	10,497,930
6.50%, 05/01/54(c)	5,699	5,815,292
6.50%, 06/15/54(i)	117,875	119,804,812
7.00%, 04/01/37	576	614,952
		28,240,894,416
U.S. Government Agency Obligations — 0.3%
Federal Home Loan Banks
0.50%, 04/14/25	7,000	6,722,412

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
1.25%, 12/21/26	$180	$164,902
1.50%, 08/15/24	1,000	992,030
2.13%, 12/14/29	70	61,384
2.75%, 12/13/24	250	246,623
2.88%, 09/13/24	1,000	992,844
3.13%, 06/13/25	980	959,086
3.25%, 11/16/28	25,470	24,122,146
4.25%, 12/10/27	75	73,855
5.50%, 07/15/36	7,900	8,470,774
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32(b)	73,453	81,592,376
6.75%, 03/15/31	21,820	24,487,541
Federal National Mortgage Association
0.38%, 08/25/25	24,991	23,606,025
0.63%, 04/22/25	5,000	4,800,909
0.88%, 08/05/30	17,530	14,028,946
1.63%, 01/07/25(b)	13,020	12,741,347
1.75%, 07/02/24	1,550	1,545,325
1.88%, 09/24/26	1,285	1,202,943
2.63%, 09/06/24	39,730	39,434,569
5.63%, 07/15/37	795	859,882
6.25%, 05/15/29(b)	580	623,260
6.63%, 11/15/30	8,180	9,077,586
7.13%, 01/15/30	10,000	11,229,495
7.25%, 05/15/30	17,396	19,765,725
Tennessee Valley Authority
1.50%, 09/15/31	1,000	798,946
3.50%, 12/15/42	525	426,988
4.63%, 09/15/60	1,000	902,216
4.88%, 01/15/48	8,035	7,750,029
5.25%, 09/15/39	458	469,987
5.50%, 06/15/38	10,000	10,500,420
5.88%, 04/01/36	95	103,351
6.15%, 01/15/38	3,553	3,948,513
7.13%, 05/01/30	3,556	4,002,353
Series B, 4.70%, 07/15/33	1,500	1,498,940
Series E, 6.75%, 11/01/25	7,000	7,160,287
		325,364,015
U.S. Government Obligations — 42.9%
U.S. Treasury Note/Bond
0.25%, 05/31/25	106,410	101,355,525
0.25%, 06/30/25	4,100	3,892,438
0.25%, 07/31/25	184,800	174,787,593
0.25%, 08/31/25	210,050	197,881,869
0.25%, 09/30/25	116,300	109,181,168
0.25%, 10/31/25	194,300	181,723,629
0.38%, 11/30/25	291,800	272,502,446
0.38%, 12/31/25	210,900	196,235,859
0.38%, 01/31/26	648,200	601,053,581
0.38%, 07/31/27	119,700	104,831,016
0.38%, 09/30/27	5,000	4,351,172
0.50%, 02/28/26	204,700	189,651,353
0.50%, 04/30/27	93,800	83,269,485
0.50%, 05/31/27	108,400	95,900,125
0.50%, 06/30/27	136,900	120,803,555
0.50%, 08/31/27	155,022	135,899,022
0.50%, 10/31/27	202,200	176,182,548
0.63%, 07/31/26	76,400	69,894,063
0.63%, 03/31/27	75,600	67,567,500
0.63%, 11/30/27	197,000	171,913,281
0.63%, 12/31/27	187,400	163,038,000
Security	Par (000)	Value

U.S. Government Obligations (continued)
0.63%, 05/15/30	$270,400	$216,235,500
0.63%, 08/15/30	396,000	313,737,189
0.75%, 03/31/26	20,500	19,024,961
0.75%, 04/30/26	94,000	86,986,719
0.75%, 05/31/26	71,500	65,964,336
0.75%, 08/31/26	244,200	223,309,454
0.75%, 01/31/28	496,300	432,595,245
0.88%, 06/30/26	170,000	156,851,562
0.88%, 09/30/26	190,610	174,408,150
0.88%, 11/15/30	163,800	130,963,219
1.00%, 07/31/28	200,000	173,296,876
1.13%, 10/31/26	171,100	157,010,984
1.13%, 02/28/27	40,300	36,632,071
1.13%, 02/29/28	132,340	116,707,338
1.13%, 08/31/28	273,600	237,775,500
1.13%, 02/15/31	257,200	207,970,312
1.13%, 05/15/40	156,500	94,804,766
1.13%, 08/15/40	108,000	64,800,000
1.25%, 11/30/26	214,900	197,355,431
1.25%, 12/31/26	191,230	175,289,188
1.25%, 03/31/28	216,000	190,923,750
1.25%, 04/30/28	169,100	149,151,484
1.25%, 05/31/28	229,110	201,581,002
1.25%, 06/30/28	212,175	186,249,867
1.25%, 09/30/28	317,000	276,409,142
1.25%, 08/15/31	318,900	255,917,250
1.25%, 05/15/50	205,900	100,279,734
1.38%, 08/31/26	42,500	39,422,071
1.38%, 10/31/28	185,000	161,802,735
1.38%, 12/31/28	196,730	171,354,905
1.38%, 11/15/31	400,250	321,826,016
1.38%, 11/15/40	284,800	177,288,000
1.38%, 08/15/50	18,100	9,103,734
1.50%, 08/15/26	382,000	355,737,500
1.50%, 01/31/27	325,280	299,333,839
1.50%, 11/30/28	284,200	249,452,111
1.50%, 02/15/30	83,185	70,733,245
1.63%, 02/15/26	207,890	196,659,067
1.63%, 05/15/26	270,000	253,747,266
1.63%, 09/30/26	44,500	41,440,625
1.63%, 10/31/26	76,300	70,887,469
1.63%, 11/30/26	81,200	75,293,969
1.63%, 08/15/29	54,000	46,904,063
1.63%, 05/15/31	390,910	324,638,539
1.63%, 11/15/50	229,500	123,463,828
1.75%, 12/31/26	91,870	85,295,553
1.75%, 01/31/29	170,700	150,976,149
1.75%, 08/15/41	271,420	177,016,731
1.88%, 06/30/26	80,000	75,350,000
1.88%, 07/31/26	49,900	46,909,899
1.88%, 02/28/27	178,100	165,243,406
1.88%, 02/28/29	159,200	141,401,938
1.88%, 02/15/32	422,760	351,155,025
1.88%, 02/15/41	130,200	87,946,031
1.88%, 02/15/51	575,700	330,487,781
1.88%, 11/15/51	233,450	133,139,453
2.00%, 08/15/25	184,515	177,876,785
2.00%, 11/15/26	181,000	169,574,375
2.00%, 11/15/41	103,260	69,990,919
2.00%, 02/15/50	202,000	120,758,125
2.00%, 08/15/51	466,600	275,512,719

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.13%, 05/15/25	$206,000	$200,166,016
2.13%, 05/31/26	105,300	99,854,016
2.25%, 11/15/25	167,829	161,305,958
2.25%, 03/31/26	88,500	84,420,703
2.25%, 02/15/27	161,206	151,269,068
2.25%, 08/15/27	146,750	136,362,852
2.25%, 11/15/27	153,750	142,278,809
2.25%, 05/15/41	276,900	197,896,969
2.25%, 08/15/46	118,960	78,346,313
2.25%, 08/15/49	106,500	67,827,188
2.25%, 02/15/52	252,900	158,378,625
2.38%, 04/30/26	124,400	118,738,828
2.38%, 05/15/27	190,870	178,910,802
2.38%, 03/31/29	244,200	221,687,812
2.38%, 05/15/29	191,600	173,607,562
2.38%, 02/15/42	141,000	101,431,875
2.38%, 11/15/49	229,400	150,077,781
2.38%, 05/15/51	186,000	120,580,313
2.50%, 02/28/26	92,350	88,598,281
2.50%, 03/31/27	116,200	109,545,735
2.50%, 02/15/45	50,824	35,807,096
2.50%, 02/15/46	152,800	106,410,875
2.50%, 05/15/46	123,517	85,786,416
2.63%, 12/31/25	86,500	83,391,406
2.63%, 01/31/26	86,000	82,781,719
2.63%, 05/31/27	132,700	125,194,156
2.63%, 02/15/29	211,491	194,637,811
2.63%, 07/31/29	145,500	132,984,727
2.75%, 05/15/25	158,200	154,634,321
2.75%, 06/30/25	16,900	16,478,820
2.75%, 08/31/25	140,808	136,825,774
2.75%, 04/30/27	169,300	160,504,337
2.75%, 07/31/27	119,500	112,880,821
2.75%, 02/15/28	222,702	208,748,328
2.75%, 05/31/29	285,900	263,564,062
2.75%, 08/15/32	404,850	356,647,547
2.75%, 08/15/42	106,523	80,874,259
2.75%, 11/15/42	128,580	97,298,897
2.75%, 08/15/47	219,000	157,577,344
2.75%, 11/15/47	158,550	113,833,945
2.88%, 05/31/25	116,800	114,185,688
2.88%, 06/15/25	277,400	270,985,125
2.88%, 07/31/25	183,900	179,252,214
2.88%, 11/30/25	110,400	106,988,812
2.88%, 05/15/28	252,994	237,656,239
2.88%, 08/15/28	219,930	205,926,646
2.88%, 04/30/29	176,320	163,688,326
2.88%, 05/15/32	489,500	436,649,297
2.88%, 05/15/43	121,184	93,027,655
2.88%, 08/15/45	153,125	114,891,602
2.88%, 11/15/46	54,000	40,061,250
2.88%, 05/15/49	42,000	30,600,938
2.88%, 05/15/52	205,000	147,920,312
3.00%, 07/15/25	161,030	157,318,763
3.00%, 09/30/25	101,200	98,527,688
3.00%, 10/31/25	106,600	103,626,860
3.00%, 05/15/42	43,150	34,182,891
3.00%, 11/15/44	99,727	76,976,778
3.00%, 05/15/45	121,400	93,288,313
3.00%, 11/15/45	65,100	49,862,531
3.00%, 02/15/47	116,190	87,995,770
Security	Par (000)	Value

U.S. Government Obligations (continued)
3.00%, 05/15/47	$152,118	$115,015,469
3.00%, 02/15/48	154,550	116,129,836
3.00%, 08/15/48	160,190	120,042,381
3.00%, 02/15/49	32,400	24,224,063
3.00%, 08/15/52	204,180	151,252,716
3.13%, 08/15/25	142,420	139,143,228
3.13%, 08/31/27	39,200	37,426,813
3.13%, 11/15/28	207,515	195,777,433
3.13%, 08/31/29	208,900	195,484,703
3.13%, 11/15/41	53,900	43,852,703
3.13%, 02/15/42	71,800	58,191,656
3.13%, 02/15/43	76,200	61,007,625
3.13%, 08/15/44	60,519	47,828,922
3.13%, 05/15/48	149,460	114,803,963
3.25%, 06/30/27	100,000	96,023,438
3.25%, 06/30/29	175,480	165,458,448
3.25%, 05/15/42	155,200	127,676,250
3.38%, 05/15/33	522,470	479,611,133
3.38%, 08/15/42	46,000	38,431,563
3.38%, 05/15/44	84,200	69,346,594
3.38%, 11/15/48	248,350	199,145,656
3.50%, 09/15/25	136,970	134,268,053
3.50%, 01/31/28	134,655	129,700,117
3.50%, 04/30/28	176,580	169,834,093
3.50%, 01/31/30	176,500	167,619,844
3.50%, 04/30/30	195,601	185,423,635
3.50%, 02/15/33	373,240	346,588,331
3.50%, 02/15/39	24,000	21,352,500
3.63%, 05/15/26	314,705	307,390,567
3.63%, 03/31/28	196,026	189,486,696
3.63%, 05/31/28	182,014	175,814,148
3.63%, 03/31/30	198,200	189,265,517
3.63%, 08/15/43	73,600	63,250,000
3.63%, 02/15/44	83,950	71,947,773
3.63%, 02/15/53	250,675	209,979,480
3.63%, 05/15/53	268,228	224,724,771
3.75%, 04/15/26	238,673	233,778,339
3.75%, 12/31/28	241,365	233,652,635
3.75%, 05/31/30	184,698	177,382,229
3.75%, 06/30/30	184,750	177,316,700
3.75%, 12/31/30	209,297	200,401,877
3.75%, 08/15/41	52,000	46,393,750
3.75%, 11/15/43	36,600	31,996,406
3.88%, 01/15/26	273,074	268,337,873
3.88%, 11/30/27	162,801	158,934,476
3.88%, 12/31/27	162,637	158,761,666
3.88%, 09/30/29	233,630	226,584,595
3.88%, 11/30/29	192,418	186,480,102
3.88%, 12/31/29	174,278	168,804,582
3.88%, 08/15/33	569,151	542,472,047
3.88%, 08/15/40	80,516	73,646,979
3.88%, 02/15/43	184,664	165,158,865
3.88%, 05/15/43	205,984	183,872,905
4.00%, 12/15/25	151,837	149,565,376
4.00%, 02/15/26	273,111	268,832,973
4.00%, 01/15/27	277,845	272,917,594
4.00%, 02/29/28	113,505	111,208,298
4.00%, 06/30/28	183,445	179,632,784
4.00%, 01/31/29	259,808	254,144,999
4.00%, 10/31/29	165,150	161,072,859
4.00%, 02/28/30	202,432	197,228,866

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
4.00%, 07/31/30	$192,635	$187,397,736
4.00%, 01/31/31	212,566	206,454,727
4.00%, 02/15/34	491,108	472,307,772
4.00%, 11/15/42	166,665	151,951,605
4.00%, 11/15/52	234,889	210,959,683
4.13%, 06/15/26	316,242	311,745,434
4.13%, 02/15/27	288,816	284,574,015
4.13%, 09/30/27	267,000	262,869,844
4.13%, 10/31/27	154,214	151,792,359
4.13%, 07/31/28	186,433	183,403,464
4.13%, 03/31/29	281,883	277,148,248
4.13%, 08/31/30	187,624	183,695,622
4.13%, 03/31/31	217,590	212,864,217
4.13%, 11/15/32	367,597	358,005,016
4.13%, 08/15/53	293,147	268,916,568
4.25%, 05/31/25	119,343	118,242,807
4.25%, 10/15/25	145,620	144,055,722
4.25%, 12/31/25	271,675	268,544,369
4.25%, 01/31/26	325,561	321,822,137
4.25%, 03/15/27	298,915	295,505,501
4.25%, 02/28/29	271,137	268,150,258
4.25%, 02/28/31	213,172	210,107,652
4.25%, 05/15/39	37,340	36,085,609
4.25%, 11/15/40	28,889	27,611,565
4.25%, 02/15/54	368,487	345,686,867
4.38%, 08/15/26	220,205	218,140,578
4.38%, 12/15/26	263,923	261,613,674
4.38%, 08/31/28	198,093	196,731,111
4.38%, 11/30/28	228,724	227,312,345
4.38%, 11/30/30	205,306	203,750,166
4.38%, 05/15/34	9,208	9,125,991
4.38%, 02/15/38	32,000	31,595,000
4.38%, 11/15/39	50,933	49,771,091
4.38%, 05/15/40	32,403	31,567,610
4.38%, 05/15/41	15,949	15,440,626
4.38%, 08/15/43	226,167	216,060,162
4.50%, 11/15/25	151,817	150,654,651
4.50%, 03/31/26	315,174	312,896,376
4.50%, 07/15/26	300,883	298,837,937
4.50%, 04/15/27	292,391	290,997,576
4.50%, 05/15/27	325,039	323,515,380
4.50%, 05/31/29	316,002	316,076,065
4.50%, 05/31/31	217,601	219,267,008
4.50%, 11/15/33	604,759	604,947,987
4.50%, 02/15/36(b)	27,685	27,896,963
4.50%, 05/15/38	47,000	46,941,250
4.50%, 08/15/39	50,707	50,318,775
4.50%, 02/15/44	223,049	216,531,787
4.63%, 06/30/25	116,370	115,729,056
4.63%, 02/28/26	221,341	220,156,480
4.63%, 03/15/26	273,123	271,693,373
4.63%, 09/15/26	266,612	265,591,377
4.63%, 10/15/26	264,788	263,857,106
4.63%, 11/15/26	285,351	284,459,278
4.63%, 09/30/28	197,522	198,092,963
4.63%, 04/30/29	219,334	220,430,670
4.63%, 09/30/30	194,117	195,299,900
4.63%, 04/30/31	142,811	143,882,083
4.63%, 02/15/40	45,950	46,129,492
4.63%, 05/15/44	24,588	24,326,753
4.63%, 05/15/54	83,576	83,471,530
Security	Par (000)	Value

U.S. Government Obligations (continued)
4.75%, 07/31/25	$7,400	$7,368,492
4.75%, 02/15/37	21,977	22,591,669
4.75%, 02/15/41	91,158	92,397,179
4.75%, 11/15/43	221,565	222,188,152
4.75%, 11/15/53	304,375	310,177,148
4.88%, 11/30/25	233,193	232,673,782
4.88%, 04/30/26	140,225	140,186,657
4.88%, 05/31/26	22,612	22,614,650
4.88%, 10/31/28	221,156	224,041,396
4.88%, 10/31/30	199,695	203,704,502
5.00%, 09/30/25	122,628	122,489,086
5.00%, 10/31/25	232,870	232,669,879
5.00%, 05/15/37(b)	53,658	56,458,277
5.25%, 11/15/28	29,377	30,184,868
5.25%, 02/15/29	60,090	61,878,617
5.50%, 08/15/28	77,000	79,881,485
6.00%, 02/15/26	9,468	9,617,787
6.13%, 08/15/29	14,600	15,661,922
6.25%, 05/15/30	5,000	5,445,703
6.50%, 11/15/26	26,950	28,108,008
6.63%, 02/15/27	28,800	30,228,750
6.75%, 08/15/26	14,400	14,969,250
6.88%, 08/15/25	6,265	6,400,089
		46,299,678,202

Total U.S. Government & Agency Obligations — 69.4%
(Cost: $82,687,517,577)		74,865,936,633

Total Long-Term Investments — 98.8%
(Cost: $117,607,153,353)		106,593,286,709

	Shares

Short-Term Securities

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(j)(k)(l)	4,272,987,379	4,274,269,275
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(j)(k)(m)	687,803,649	687,803,649

Total Short-Term Securities — 4.6%
(Cost: $4,961,069,315)		4,962,072,924

Total Investments Before TBA Sales Commitments — 103.4%
(Cost: $122,568,222,668)		111,555,359,633

	Par (000)

TBA Sales Commitments(i)

Mortgage-Backed Securities — (0.2)%
Government National Mortgage Association
2.50%, 06/15/54	(24,900)	(20,752,719)
3.00%, 06/15/54	(27,025)	(23,342,582)
Uniform Mortgage-Backed Securities
3.00%, 06/15/54	(151,325)	(127,229,757)

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/15/54	(41,775)	$(36,624,124)

Total TBA Sales Commitments — (0.2)%
(Proceeds: $(208,896,468))		(207,949,182)

Total Investments, Net of TBA Sales Commitments — 103.2%
(Cost: $122,359,326,200)		111,347,410,451

Liabilities in Excess of Other Assets — (3.2)%		(3,452,458,085)

Net Assets — 100.0%		$107,894,952,366

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(g)	Perpetual security with no stated maturity date.

(h)	U.S. dollar denominated security issued by foreign domiciled entity.

(i)	Represents or includes a TBA transaction.

(j)	Affiliate of the Fund.

(k)	Annualized 7-day yield as of period end.

(l)	All or a portion of this security represents an investment of TBA cash collateral.

(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,260,441,412	$1,014,594,048	(a)	$—		$(212,807)	$(553,378)	$4,274,269,275	4,272,987,379	$52,705,205		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,794,286,638	—		(1,106,482,989	)(a)	—	—	687,803,649	687,803,649	1,116,965	(b)	—
						$(212,807)	$(553,378)	$4,962,072,924		$53,822,170		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$482,143,145	$—	$482,143,145
Collaterized Mortgage Obligations	—	1,065,887,696	—	1,065,887,696
Corporate Bonds & Notes	—	27,490,983,768	—	27,490,983,768
Foreign Government Obligations	—	2,153,966,393	—	2,153,966,393
Municipal Debt Obligations	—	534,369,074	—	534,369,074
U.S. Government & Agency Obligations	—	74,865,936,633	—	74,865,936,633
Short-Term Securities
Money Market Funds	4,962,072,924	—	—	4,962,072,924
Liabilities
Investments
TBA Sales Commitments	—	(207,949,182)	—	(207,949,182)
	$4,962,072,924	$106,385,337,527	$—	$111,347,410,451

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.	PSF	Permanent School Fund
BAB	Build America Bond	RB	Revenue Bond
BAM	Build America Mutual Assurance Co.	REIT	Real Estate Investment Trust
CMT	Constant Maturity Treasury	SAP	Subject to Appropriations
GO	General Obligation	SCA	Svenska Celluosa Aktiebolaget
GOL	General Obligation Limited	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
NPFGC	National Public Finance Guarantee Corp.